HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 99.29%

	Aerospace & Defense — 2.18%

717	General Dynamics Corp.	$121

515	Harris Corp.	82

3,065	HEICO Corp.	291

1,168	Hexcel Corp.	81

491	Huntington Ingalls Industries, Inc.	102

438	L3 Technologies, Inc.	90

5,411	Lockheed Martin Corp.	1,624

999	Raytheon Co.	182

19,966	Spirit Aerosystems Holdings, Inc., Class – A	1,827

200	Teledyne Technologies, Inc. (a)	47

4,149	Textron, Inc.	210

6,070	The Boeing Co.	2,316

5,010	TransDigm Group, Inc. (a)	2,274

22,378	United Technologies Corp.	2,885

		12,132

	Air Freight & Logistics — 0.62%

305	Expeditors International of Washington, Inc.	23

5,255	FedEx Corp.	953

22,229	United Parcel Service, Inc., Class – B	2,484

		3,460

	Airlines — 0.36%

10,770	Alaska Air Group, Inc.	604

3,048	American Airlines Group, Inc.	97

1,209	Copa Holdings SA, Class – A	97

20,199	Delta Air Lines, Inc.	1,044

1,556	United Continental Holdings, Inc. (a)	124

		1,966

	Auto Components — 0.71%

120,720	Garrett Motion, Inc. (a)	1,778

585	Gentex Corp.	12

12,566	Lear Corp.	1,705

9,332	Magna International, Inc., ADR	454

		3,949

	Automobiles — 0.25%

35,065	General Motors Co.	1,301

366	Tesla Motors, Inc. (a)	102

		1,403

	Banks — 5.13%

279,806	Bank of America Corp.	7,719

3,269	Bank OZK	95

47,982	BB&T Corp.	2,233

35,236	Citigroup, Inc.	2,192

8,615	Citizens Financial Group, Inc.	280

2,863	Comerica, Inc.	210

541	Commerce Bancshares, Inc.	31

1,552	Cullen/Frost Bankers, Inc.	151

3,104	East West Bancorp, Inc.	149

7,338	First Horizon National Corp.	103

2,026	First Republic Bank	204

53,746	FNB Corp.	570

55,151	JPMorgan Chase & Co.	5,583

6,213	KeyCorp	98

2,877	PacWest Bancorp	108

11,647	Pinnacle Financial Partners, Inc.	637

8,315	PNC Financial Services Group, Inc.	1,020

1,149	Signature Bank	147

5,462	Sterling Bancorp/DE	102

1,872	SunTrust Banks, Inc.	111

710	SVB Financial Group (a)	158

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Banks (continued)

3,448	Synovus Financial Corp.	$118

8,480	Texas Capital Bancshares, Inc. (a)	463

4,006	U.S. Bancorp	193

91,377	Wells Fargo & Co.	4,415

32,863	Western Alliance Bancorp (a)	1,349

2,420	Zions Bancorp	110

		28,549

	Beverages — 1.52%

7,189	Brown-Forman Corp., Class – B	379

656	Constellation Brands, Inc., Class – A	115

1,703	Keurig Dr Pepper, Inc.	48

2,815	Monster Beverage Corp. (a)	154

28,839	PepsiCo, Inc.	3,534

90,702	The Coca-Cola Co.	4,250

		8,480

	Biotechnology — 2.67%

28,832	AbbVie, Inc.	2,324

1,755	Agios Pharmaceuticals, Inc. (a)	118

6,002	Alexion Pharmaceuticals, Inc. (a)	811

3,211	Alkermes PLC (a)	117

14,278	Amgen, Inc.	2,714

1,850	Biogen Idec, Inc. (a)	437

730	Bluebird Bio, Inc. (a)	115

15,110	Celgene Corp. (a)	1,425

71,616	Exelixis, Inc. (a)	1,704

27,064	Gilead Sciences, Inc.	1,759

764	Regeneron Pharmaceuticals, Inc. (a)	314

8,247	Seattle Genetics, Inc. (a)	604

13,207	Vertex Pharmaceuticals, Inc. (a)	2,429

		14,871

	Building Products — 0.28%

18,210	A.O. Smith Corp.	971

1,055	Allegion PLC	96

270	Lennox International, Inc.	71

6,549	Masco Corp.	257

2,249	Owens Corning, Inc.	106

1,421	USG Corp.	62

		1,563

	Capital Markets — 2.03%

12,581	Affiliated Managers Group, Inc.	1,348

2,506	Ameriprise Financial, Inc.	321

26,231	Bank of New York Mellon Corp.	1,323

4,869	BlackRock, Inc., Class – A	2,080

1,669	CME Group, Inc.	275

1,544	E*Trade Financial Corp.	72

7,506	Goldman Sachs Group, Inc.	1,441

427	Interactive Brokers Group, Inc., Class – A	22

1,491	Intercontinental Exchange Group, Inc.	114

8,723	Invesco Ltd.	168

2,794	Legg Mason, Inc.	76

34,763	Morgan Stanley	1,467

593	S&P Global, Inc.	125

7,845	State Street Corp.	516

7,780	T. Rowe Price Group, Inc.	779

162	TD Ameritrade Holding Corp.	8

25,864	The Charles Schwab Corp.	1,106

629	The Nasdaq OMX Group, Inc.	55

902	Virtu Financial, Inc., Class – A	21

		11,317

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Chemicals — 1.82%

10,282	Air Products & Chemicals, Inc.	$1,963

349	Ashland Global Holdings, Inc.	27

4,544	Axalta Coating Systems Ltd. (a)	115

2,274	Cabot Corp.	95

1,640	Celanese Corp., Series A	162

53,440	CF Industries Holdings, Inc.	2,185

44,829	DowDuPont, Inc.	2,390

6,722	Huntsman Corp.	151

3,028	International Flavors & Fragrances, Inc.	390

651	Linde PLC	115

11,278	LyondellBasell Industries N.V., Class – A	948

249	NewMarket Corp.	108

10,412	PPG Industries, Inc.	1,175

2,274	The Mosaic Co.	62

1,538	The Scotts Miracle-Gro Co.	121

1,540	W.R. Grace & Co.	120

		10,127

	Commercial Services & Supplies — 0.82%

7,281	ADT, Inc.	47

12,305	Clean Harbors, Inc. (a)	880

32,475	Copart, Inc. (a)	1,967

3,003	KAR Auction Services, Inc.	154

4,420	Republic Services, Inc., Class – A	355

2,641	Stericycle, Inc. (a)	144

9,860	Waste Management, Inc.	1,025

		4,572

	Communications Equipment — 1.90%

6,905	Arista Networks, Inc. (a)	2,171

7,451	Arris International PLC (a)	236

142,120	Cisco Systems, Inc.	7,672

15,141	Juniper Networks, Inc.	401

774	Motorola Solutions, Inc.	109

		10,589

	Construction & Engineering — 0.09%

3,578	AECOM Technology Corp. (a)	106

841	Arcosa, Inc.	26

3,016	Fluor Corp.	111

717	Jacobs Engineering Group, Inc.	54

2,295	Quanta Services, Inc.	87

883	Valmont Industries, Inc.	114

		498

	Construction Materials — 0.15%

6,799	Eagle Materials, Inc., Class – A	573

1,351	Martin Marietta Materials, Inc.	272

		845

	Consumer Finance — 1.14%

22,738	American Express Co.	2,485

39,194	Capital One Financial Corp.	3,202

6	Credit Acceptance Corp. (a)	3

14,450	OneMain Holdings, Inc.	459

6,482	SLM Corp.	64

4,013	Synchrony Financial	128

		6,341

	Containers & Packaging — 0.51%

262	AptarGroup, Inc.	28

27	Avery Dennison Corp.	3

22,939	Ball Corp.	1,327

3,441	Bemis Company, Inc.	191

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Containers & Packaging (continued)

2,060	Berry Plastics Group, Inc. (a)	$111

10,608	International Paper Co.	491

2,050	Packaging Corporation of America	204

3,363	Sealed Air Corp.	155

3,067	Silgan Holdings	91

2,452	Sonoco Products Co.	151

2,384	WestRock Co.	91

		2,843

	Distributors — 0.11%

4,284	Genuine Parts Co.	480

3,967	LKQ Corp. (a)	113

		593

	Diversified Consumer Services — 0.45%

12,786	Bright Horizons Family Solutions, Inc. (a)	1,624

1,046	Graham Holdings Co.	715

4,910	H&R Block, Inc.	118

957	ServiceMaster Global Holdings, Inc. (a)	45

		2,502

	Diversified Financial Services — 1.18%

32,449	Berkshire Hathaway, Inc., Class – B (a)	6,518

973	Voya Financial, Inc.	49

		6,567

	Diversified Telecommunication Services — 1.76%

117,437	AT&T, Inc.	3,683

103,505	Verizon Communications, Inc.	6,120

		9,803

	Electric Utilities — 1.96%

1,604	Alliant Energy Corp.	76

31,281	American Electric Power, Inc.	2,620

21,660	Duke Energy Corp.	1,949

1,914	Edison International	119

2,737	Evergy, Inc.	159

9,746	Eversource Energy	691

9,276	Exelon Corp.	465

2,818	FirstEnergy Corp.	117

8,870	NextEra Energy, Inc.	1,715

2,414	OGE Energy Corp.	104

32,518	PPL Corp.	1,032

32,159	The Southern Co.	1,662

4,017	Xcel Energy, Inc.	226

		10,935

	Electrical Equipment — 0.65%

3,350	AMETEK, Inc.	278

12,355	Eaton Corp. PLC	996

16,658	Emerson Electric Co.	1,141

40,037	GrafTech International Ltd.	512

11,151	nVent Electric PLC	300

3,984	Regal-Beloit Corp.	326

		3,553

	Electronic Equipment, Instruments & Components — 0.17%

769	Arrow Electronics, Inc. (a)	59

23,513	Corning, Inc.	778

512	Dolby Laboratories, Inc., Class – A	32

1,050	Keysight Technologies, Inc. (a)	92

		961

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Energy Equipment & Services — 0.52%

3,331	Apergy Corp. (a)	$137

11,051	Baker Hughes, Inc.	306

54,386	Halliburton Co.	1,594

38,640	Nabors Industries Ltd.	133

8,218	National Oilwell Varco, Inc.	219

8,210	Patterson-UTI Energy, Inc.	115

43,517	Transocean Ltd. (a)	379

		2,883

	Entertainment — 1.31%

4,863	Cinemark Holdings, Inc.	194

6,384	Electronic Arts, Inc. (a)	649

4,986	Netflix, Inc. (a)	1,778

92	The Madison Square Garden Co., Class – A (a)	27

41,888	The Walt Disney Co.	4,651

		7,299

	Equity Real Estate Investment Trusts — 3.61%

992	Alexandria Real Estate Equities, Inc.	141

17,907	American Campus Communities, Inc.	852

1,289	American Homes 4 Rent, Class – A	29

5,297	American Tower Corp.	1,044

2,532	Apartment Investment & Manageament Co. (a)	127

6,634	AvalonBay Communities, Inc.	1,332

857	Boston Properties, Inc.	115

4,843	Brixmor Property Group, Inc.	89

6,970	Camden Property Trust	707

1,673	Columbia Property Trust, Inc.	38

2,473	Crown Castle International Corp.	317

2,592	CubeSmart	83

1,028	CyrusOne, Inc.	54

1,798	Digital Realty Trust, Inc.	214

1,889	Douglas Emmett, Inc.	76

3,821	Duke Realty Corp.	117

10,057	EPR Properties	773

282	Equinix, Inc.	128

1,061	Equity Lifestyle Properties, Inc.	121

1,516	Equity Residential	114

3,943	Essex Property Trust, Inc.	1,140

1,604	Extra Space Storage, Inc.	163

6,599	Federal Realty Investment Trust	910

3,157	Gaming & Leisure Properties, Inc.	122

3,643	HCP, Inc.	114

28,861	Healthcare Trust of America, Inc., Class – A	825

2,729	Hospitality Properties Trust	72

3,203	Iron Mountain, Inc.	114

1,138	JBG SMITH Properties	47

1,552	Kilroy Realty Corp.	118

6,452	Kimco Realty Corp.	119

846	Lamar Advertising Co., Class – A	67

2,212	Liberty Property Trust	107

770	Life Storage, Inc.	75

6,040	Medical Properties Trust, Inc.	112

1,065	Mid-America Apartment Communities, Inc.	116

2,155	National Retail Properties, Inc.	119

2,890	OMEGA Healthcare Investors, Inc.	110

2,375	Outfront Media, Inc.	56

3,591	Parks Hotels & Resorts, Inc.	112

9,049	Prologis, Inc.	651

1,410	Public Storage	307

19,572	Realty Income Corp.	1,440

13,636	Regency Centers Corp.	920

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Equity Real Estate Investment Trusts (continued)

3,691	Retail Properties of America, Inc., Class – A	$45

3,863	Simon Property Group, Inc.	704

3,191	Store Capital Corp.	107

1,367	Sun Communities, Inc.	162

30,032	Tanger Factory Outlet Centers, Inc.	630

21,341	UDR, Inc.	970

6,835	Ventas, Inc.	436

13,942	VEREIT, Inc.	117

12,680	Vornado Realty Trust	855

20,258	Welltower, Inc.	1,573

1,573	WP Carey, Inc.	123

		20,129

	Food & Staples Retailing — 1.73%

3,254	Casey’s General Stores, Inc.	419

905	Sprouts Farmers Market, Inc. (a)	19

9,412	Sysco Corp.	628

3,726	The Kroger Co.	92

1,201	US Foods Holding Corp. (a)	42

47,270	Walgreens Boots Alliance, Inc.	2,991

56,023	Wal-Mart Stores, Inc.	5,464

		9,655

	Food Products — 0.83%

13,854	Archer-Daniels-Midland Co.	598

16,807	ConAgra Foods, Inc.	466

5,689	Flowers Foods, Inc.	121

12,760	General Mills, Inc.	660

1,964	Hershey Co.	226

2,450	Hormel Foods Corp.	110

1,521	Ingredion, Inc.	144

641	Lamb Weston Holding, Inc.	48

6,262	Mondelez International, Inc., Class – A	313

6,350	The Hain Celestial Group, Inc. (a)	147

14,694	The Kraft Heinz Co.	480

13,702	TreeHouse Foods, Inc. (a)	884

6,256	Tyson Foods, Inc., Class – A	434

		4,631

	Gas Utilities — 0.02%

808	Atmos Energy Corp.	83

707	UGI Corp.	39

		122

	Health Care Equipment & Supplies — 2.43%

48,674	Abbott Laboratories	3,890

5,062	Abiomed, Inc. (a)	1,446

2,461	Baxter International, Inc.	200

457	Becton, Dickinson & Co.	114

1,235	Cantel Medical Corp.	83

3,475	Danaher Corp.	459

4,703	Dentsply Sirona, Inc.	233

25	Hill-Rom Holdings, Inc.	3

1,653	IDEXX Laboratories, Inc. (a)	370

57,830	Medtronic PLC	5,267

5,537	Penumbra, Inc. (a)	814

597	STERIS PLC	76

212	Teleflex, Inc.	64

59	The Cooper Companies, Inc.	17

4,253	Zimmer Holdings, Inc.	543

		13,579

	Health Care Providers & Services — 2.27%

3,929	Acadia Healthcare Company, Inc. (a)	115

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Health Care Providers & Services (continued)

4,792	Anthem, Inc.	$1,375

41,593	Cardinal Health, Inc.	2,003

5,968	Centene Corp. (a)	317

5,548	Cigna Corp.	892

31,160	CVS Caremark Corp.	1,680

2,707	DaVita Healthcare Partners, Inc. (a)	147

1,525	HCA Holdings, Inc.	199

2,978	Humana, Inc.	792

2,102	Laboratory Corporation of America Holdings (a)	322

4,035	McKesson Corp.	472

3,092	MEDNAX, Inc. (a)	84

9,357	Patterson Companies, Inc.	204

10,226	Premier, Inc., Class – A (a)	353

2,834	Quest Diagnostics, Inc.	255

12,842	UnitedHealth Group, Inc.	3,175

836	Universal Health Services, Inc., Class – B	112

611	WellCare Health Plans, Inc. (a)	165

		12,662

	Health Care Technology — 0.42%

1,939	Cerner Corp. (a)	111

17,515	Veeva Systems, Inc. (a)	2,222

		2,333

	Hotels, Restaurants & Leisure — 2.28%

21,292	Carnival Corp., Class – A	1,080

2,249	Darden Restaurants, Inc.	273

1,258	Domino’s Pizza, Inc.	325

6,289	Extended Stay America, Inc.	113

148	Hilton Worldwide Holdings, Inc.	12

13,907	Las Vegas Sands Corp.	848

29,228	McDonald’s Corp.	5,551

7,762	Royal Caribbean Cruises Ltd.	890

1,711	Six Flags Entertainment Corp.	84

46,240	Starbucks Corp.	3,438

2,948	Wyndham Worldwide Corp.	119

		12,733

	Household Durables — 0.28%

3,443	D.R. Horton, Inc.	142

3,999	Garmin Ltd.	345

6,069	Leggett & Platt, Inc.	256

6,165	Lennar Corp., Class – A	302

83	Lennar Corp., Class – B	3

773	Mohawk Industries, Inc. (a)	98

4,132	PulteGroup, Inc.	116

2,180	Whirlpool Corp.	290

		1,552

	Household Products — 1.96%

2,171	Church & Dwight Co., Inc.	155

18,737	Kimberly-Clark Corp.	2,322

1,218	The Clorox Co.	195

79,387	The Procter & Gamble Co.	8,260

		10,932

	Independent Power and Renewable Electricity Producers — 0.04%

1,358	NRG Energy, Inc., Class – C	58

7,130	The AES Corp.	129

1,390	Vistra Energy Corp.	36

		223

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Industrial Conglomerates — 1.49%

18,619	3M Co.	$3,869

186,122	General Electric Co.	1,859

16,050	Honeywell International, Inc.	2,551

41	Roper Industries, Inc.	14

		8,293

	Insurance — 2.86%

23,599	Aflac, Inc.	1,180

36,052	Allstate Corp.	3,396

16,390	American International Group, Inc.	706

3,483	Arthur J. Gallagher & Co.	272

1,195	Assurant, Inc.	113

2,180	AXIS Capital Holdings Ltd.	119

3,112	Brighthouse Financial, Inc. (a)	113

1,344	Brown & Brown, Inc.	40

19,960	Chubb Ltd.	2,797

4,986	Cincinnati Financial Corp.	428

522	Erie Indemnity Co., Class – A	93

3,189	Everest Re Group Ltd.	689

76,774	FNF Group	2,807

7,691	Hartford Financial Services Group, Inc.	382

48	Markel Corp. (a)	48

1,035	Mercury General Corp.	52

38,652	MetLife, Inc.	1,646

6,178	Old Republic International Corp.	129

9,015	Principal Financial Group, Inc.	452

728	Reinsurance Group of America	103

3,226	Unum Group	109

1,443	W.R. Berkley Corp.	122

118	White Mountains Insurance Group Ltd.	109

		15,905

	Interactive Media & Services — 4.09%

6,867	Alphabet, Inc., Class – A (a)	8,082

4,583	Alphabet, Inc., Class – C (a)	5,377

55,740	Facebook, Inc., Class – A (a)	9,291

312	TripAdvisor, Inc. (a)	16

		22,766

	Internet & Direct Marketing Retail — 3.26%

9,726	Amazon.com, Inc. (a)	17,320

22,272	eBay, Inc.	827

		18,147

	IT Services — 4.98%

2,831	Accenture PLC, Class – A	498

2,108	Akamai Technologies, Inc. (a)	151

4,072	Cognizant Technology Solutions Corp.	295

5,122	DXC Technology Co.	329

11,864	EPAM Systems, Inc. (a)	2,007

642	Fidelity National Information Services, Inc.	73

24,374	GoDaddy, Inc., Class – A (a)	1,833

16,668	International Business Machines Corp.	2,352

1,829	Leidos Holdings, Inc.	117

26,753	MasterCard, Inc., Class – A	6,299

22,424	Okta, Inc. (a)	1,855

6,910	Paychex, Inc.	554

41,866	PayPal Holdings, Inc. (a)	4,347

5,574	Sabre Corp.	119

27,170	Square, Inc., Class – A (a)	2,036

692	Teradata Corp. (a)	30

5,412	VeriSign, Inc. (a)	983

23,246	Visa, Inc., Class – A	3,631

10,501	Western Union Co.	194

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	IT Services (continued)

43	WEX, Inc. (a)	$8

		27,711

	Leisure Products — 0.04%

1,201	Hasbro, Inc.	102

7,821	Mattel, Inc. (a)	102

		204

	Life Sciences Tools & Services — 0.96%

4,371	Agilent Technologies, Inc.	351

398	Bio-Rad Laboratories, Inc., Class – A (a)	122

1,294	Bruker Biosciences Corp.	50

438	Charles River Laboratories International, Inc. (a)	64

1,110	Illumina, Inc. (a)	345

337	IQVIA Holdings, Inc. (a)	48

2,796	Mettler-Toledo International, Inc. (a)	2,021

485	PerkinElmer, Inc.	47

10,132	PRA Health Sciences, Inc. (a)	1,117

881	Qiagen N.V. (a)	36

3,428	Thermo Electron Corp.	938

722	Waters Corp. (a)	182

		5,321

	Machinery — 2.02%

11,677	AGCO Corp.	812

12,196	Caterpillar, Inc.	1,652

4,760	Colfax Corp. (a)	141

5,428	Cummins, Inc.	857

53	Donaldson Company, Inc.	3

4,752	Dover Corp.	446

3,214	Fortive Corp.	270

28	IDEX Corp.	4

7,831	Ingersoll-Rand PLC	845

1,442	ITT, Inc.	84

1,244	Nordson, Inc.	165

30,632	Oshkosh Corp.	2,300

987	Snap-on, Inc.	154

1,272	Terex Corp.	41

6,496	The Middleby Corp. (a)	845

2,583	The Timken Co.	113

4,811	Trinity Industries, Inc.	105

13,385	WABCO Holdings, Inc. (a)	1,765

997	Wabtec Corp.	73

33,989	Welbilt, Inc. (a)	557

485	Xylem, Inc.	38

		11,270

	Media — 1.53%

453	AMC Networks, Inc. (a)	26

314	Charter Communications, Inc., Class – A (a)	109

160,478	Comcast Corp., Class – A	6,416

2,118	Dish Network Corp. (a)	67

28,334	Fox Corp., Class – A (a)	1,040

31	Fox Corp., Class – B (a)	1

4,394	Omnicom Group, Inc.	321

411	Sirius XM Holdings, Inc.	2

21,377	The Interpublic Group of Companies, Inc.	449

2,002	Tribune Media Co., Class – A	92

		8,523

	Metals & Mining — 0.30%

18,629	Newmont Mining Corp.	666

10,724	Nucor Corp.	626

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Metals & Mining (continued)

1,400	Royal Gold, Inc.	$127

3,293	Southern Copper Corp.	131

2,971	Steel Dynamics, Inc.	105

		1,655

	Mortgage Real Estate Investment Trusts — 0.14%

7,133	AGNC Investment Corp.	128

19,665	Annaly Capital Management, Inc.	197

5,771	Chimera Investment Corp.	108

17,704	MFA Financial, Inc.	129

4,912	Starwood Property Trust, Inc.	110

7,866	Two Harbors Investment Corp.	106

		778

	Multiline Retail — 0.49%

952	Dollar General Corp.	114

4,191	Dollar Tree, Inc. (a)	440

6,793	Kohl’s Corp.	467

6,743	Macy’s, Inc.	162

2,624	Nordstrom, Inc.	116

17,745	Target Corp.	1,425

		2,724

	Multi-Utilities — 1.26%

2,674	Ameren Corp.	197

1,937	CMS Energy Corp.	108

1,350	Consolidated Edison, Inc.	114

24,990	Dominion Resources, Inc.	1,916

1,043	DTE Energy Co.	130

93,689	NiSource, Inc.	2,685

5,865	Public Service Enterprise Group, Inc.	348

951	Sempra Energy	120

17,371	WEC Energy Group, Inc.	1,374

		6,992

	Oil, Gas & Consumable Fuels — 4.77%

8,221	Apache Corp.	285

58,978	Chevron Corp.	7,266

2,023	Cimarex Energy Co.	141

1,006	Concho Resources, Inc.	112

14,704	ConocoPhillips	981

999	Continental Resources, Inc. (a)	45

3,962	Devon Energy Corp.	125

2,976	Diamondback Energy, Inc.	302

15,897	Encana Corp.	115

29,642	EOG Resources, Inc.	2,822

5,697	EQT Corp.	118

4,971	Equitrans Midstream Corp.	108

87,444	Exxon Mobil Corp.	7,066

16,993	Hess Corp.	1,023

2,849	HollyFrontier Corp.	140

70,023	Kinder Morgan, Inc.	1,401

9,878	Marathon Oil Corp.	165

21,237	Marathon Petroleum Corp.	1,271

3,793	Murphy Oil Corp.	111

6,401	ONEOK, Inc.	447

3,630	PBF Energy, Inc., Class – A	113

9,271	Phillips 66	882

10,931	Range Resources Corp.	123

16,585	Valero Energy Corp.	1,407

		26,569

	Personal Products — 0.08%

10,936	Coty, Inc., Class – A ^	126

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Personal Products (continued)

1,025	Herbalife Ltd. (a)	$54

1,700	The Estee Lauder Companies, Inc., Class – A	281

		461

	Pharmaceuticals — 4.80%

4,070	Bristol-Myers Squibb Co.	194

19,272	Eli Lilly & Co.	2,501

48,537	Johnson & Johnson	6,785

88,455	Merck & Co., Inc.	7,357

5,844	Mylan N.V. (a)	166

2,666	Perrigo Co. PLC	128

184,193	Pfizer, Inc.	7,822

113,000	Teva Pharmaceutical Industries Ltd., ADR (a)	1,772

		26,725

	Professional Services — 0.79%

4,444	CoStar Group, Inc. (a)	2,073

1,081	Equifax, Inc.	128

950	IHS Markit Ltd. (a)	52

4,225	Nielsen Holdings PLC	100

825	Robert Half International, Inc.	54

15,150	Versik Analytics, Inc., Class – A	2,015

		4,422

	Real Estate Management & Development — 0.02%

1,691	CBRE Group, Inc., Class – A (a)	84

2,931	Newmark Group, Inc., Class – A	24

		108

	Road & Rail — 1.04%

1,388	AMERCO, Inc.	516

809	CSX Corp.	61

9,369	Genesee & Wyoming, Inc., Class – A (a)	816

1,873	Hunt (JB) Transportation Services, Inc.	190

5,345	Norfolk Southern Corp.	999

975	Old Dominion Freight Line, Inc.	141

18,473	Union Pacific Corp.	3,088

		5,811

	Semiconductors & Semiconductor Equipment — 3.21%

21,151	Applied Materials, Inc.	839

3,233	Broadcom, Inc.	972

147,059	Intel Corp.	7,897

3,302	KLA-Tencor Corp.	394

1,129	Lam Research Corp.	202

6,026	Marvell Technology Group Ltd.	120

5,918	Maxim Integrated Products, Inc.	315

13,257	Micron Technology, Inc. (a)	548

12,565	NVIDIA Corp.	2,256

7,213	Qualcomm, Inc.	411

3,902	Skyworks Solutions, Inc.	322

23,905	Texas Instruments, Inc.	2,536

6,964	Universal Display Corp.	1,064

115	Xilinx, Inc.	15

		17,891

	Software — 7.25%

16,180	Adobe Systems, Inc. (a)	4,312

14,588	Autodesk, Inc. (a)	2,273

2,785	CDK Global, Inc.	164

284	Guidewire Software, Inc. (a)	28

681	LogMeln, Inc.	55

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Software (continued)

29,183	Manhattan Associates, Inc. (a)	$1,608

144,589	Microsoft Corp.	17,054

6,281	Nuance Communications, Inc. (a)	106

105,310	Oracle Corp.	5,657

11,384	Paycom Software, Inc. (a)	2,153

15,646	Proofpoint, Inc. (a)	1,900

18,193	RingCentral, Inc., Class – A (a)	1,961

1,472	Salesforce.com, Inc. (a)	233

11,142	ServiceNow, Inc. (a)	2,746

668	Synopsys, Inc. (a)	77

479	VMware, Inc., Class – A	86

		40,413

	Specialty Retail — 1.62%

1,250	Advance Auto Parts, Inc.	213

2,829	AutoNation, Inc. (a)	101

22	AutoZone, Inc. (a)	23

7,757	Best Buy Co., Inc.	551

172	Burlington Stores, Inc. (a)	27

1,830	CarMax, Inc. (a)	128

2,881	Dick’s Sporting Goods, Inc.	106

45,768	Floor & Decor Holdings, Inc., Class – A (a)	1,887

4,308	Foot Locker, Inc.	261

4,355	Gap, Inc.	114

4,780	L Brands, Inc.	132

1,041	Lowe’s Companies, Inc.	114

1,901	O’Reilly Automotive, Inc. (a)	738

1,144	Ross Stores, Inc.	107

15,162	The Home Depot, Inc.	2,908

21,249	The TJX Companies, Inc.	1,131

2,540	Tiffany & Co.	268

1,459	Urban Outfitters, Inc. (a)	43

3,016	Williams-Sonoma, Inc.	170

		9,022

	Technology Hardware, Storage & Peripherals — 4.01%

100,447	Apple, Inc.	19,080

899	Dell Technologies, Inc. (a)	53

147,510	HP, Inc.	2,866

285	NetApp, Inc.	20

6,333	Western Digital Corp.	304

		22,323

	Textiles, Apparel & Luxury Goods — 0.51%

3,126	Capri Holdings Ltd. (a)	143

9,111	NIKE, Inc., Class – B	767

1,646	PVH Corp.	201

6,211	Tapestry, Inc.	202

38,285	Under Armour, Inc., Class – C (a)	722

9,131	V.F. Corp.	794

		2,829

	Tobacco — 0.85%

36,600	Altria Group, Inc.	2,102

30,006	Philip Morris International, Inc.	2,652

		4,754

	Trading Companies & Distributors — 0.21%

10,024	Fastenal Co.	645

4,912	HD Supply Holdings, Inc. (a)	213

1,960	MSC Industrial Direct Co., Inc., Class – A	162

17	W.W. Grainger, Inc.	5

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Trading Companies & Distributors (continued)

1,158	Watsco, Inc.	$166

		1,191

	Transportation Infrastructure — 0.04%

5,918	Macquarie Infrastructure Corp.	244

	Water Utilities — 0.02%

1,178	American Water Works Co., Inc.	123

	Wireless Telecommunication Services — 0.49%

8,547	Sprint Nextel Corp. (a)	48

3,124	Telephone & Data Systems, Inc.	96

37,701	T-Mobile USA, Inc. (a)	2,605

		2,749

	Total Common Stocks	553,076

	Investment Companies — 0.59%

544,855	Dreyfus Treasury Securities Cash Management, Institutional Shares, 2.27% (b)	545

7,708	Federated Treasury Obligations Fund, Institutional Shares, 2.29%^^ (b)	8

2,734,824	State Street Institutional Treasury Plus Money Market Fund, Premier Class, 2.30% (b)	2,734

	Total Investment Companies	3,287

Principal Amount (000)

	Repurchase Agreement — 0.01%

$28	Jefferies LLC, 2.60%, 4/1/19 (Purchased on 3/29/19, proceeds at maturity $27,548 collateralized by U.S. Treasury Obligations, 2.40% - 2.97%, 8/15/19 - 2/15/47 fair value $28,093)^^	28

	Total Repurchase Agreement	28

	Total Investments (cost $429,507) — 99.89%	556,391

	Other assets in excess of liabilities — 0.11%	605

	Net Assets—100.00%	$556,996

^	All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019, was $35 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on March 31, 2019.

ADR — American Depositary Receipt

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2019.

The Value Equity Portfolio	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	99.29%	—	99.29%
Investment Companies	0.59%	0.00%	0.59%
Repurchase Agreement	0.01%	—	0.01%
Other Assets (Liabilities)	0.11%	0.00%	0.11%

Total Net Assets	100.00%	0.00%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	15	6/21/19	$2,129	$52
E-Mini S&P Midcap 400 Future	2	6/21/19	380	8

			$2,509	$60

	Total Unrealized Appreciation			$60
	Total Unrealized Depreciation			—

	Total Net Unrealized Appreciation/(Depreciation)			$60

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 83.69%

	Aerospace & Defense — 1.66%

1,153	AAR Corp.	$37

18,489	Arconic, Inc.	353

2,710	BWX Technologies, Inc.	134

2,310	Curtiss-Wright Corp.	262

9,505	General Dynamics Corp.	1,609

1,801	Harris Corp.	288

1,032	HEICO Corp.	98

744	HEICO Corp., Class – A	63

4,412	Hexcel Corp.	305

625	Huntington Ingalls Industries, Inc.	130

3,468	L3 Technologies, Inc.	716

6,035	Lockheed Martin Corp.	1,811

809	Moog, Inc., Class – A	70

4,396	Northrop Grumman Corp.	1,185

5,414	Raytheon Co.	986

1,429	Spirit Aerosystems Holdings, Inc., Class – A	131

2,059	Teledyne Technologies, Inc. (a)	488

9,733	Textron, Inc.	493

10,079	The Boeing Co.	3,844

1,021	TransDigm Group, Inc. (a)	464

2,055	Triumph Group, Inc.	39

35,751	United Technologies Corp.	4,608

		18,114

	Air Freight & Logistics — 0.27%

946	Atlas Air Worldwide Holdings, Inc. (a)	48

4,543	C.H. Robinson Worldwide, Inc.	395

6,227	Expeditors International of Washington, Inc.	473

2,403	FedEx Corp.	436

1,396	Hub Group, Inc., Class – A (a)	57

13,235	United Parcel Service, Inc., Class – B	1,479

1,213	XPO Logistics, Inc. (a)	65

		2,953

	Airlines — 0.39%

5,756	Alaska Air Group, Inc.	323

264	Allegiant Travel Co.	34

25,103	American Airlines Group, Inc.	797

1,378	Copa Holdings SA, Class – A	111

23,816	Delta Air Lines, Inc.	1,230

13,635	JetBlue Airways Corp. (a)	223

1,297	SkyWest, Inc.	70

10,683	Southwest Airlines Co.	555

455	Spirit Airlines, Inc. (a)	24

11,027	United Continental Holdings, Inc. (a)	880

		4,247

	Auto Components — 0.19%

6,800	Adient PLC	88

3,644	Aptiv PLC	290

9,256	BorgWarner, Inc.	356

3,009	Cooper Tire & Rubber Co.	90

427	Cooper-Standard Holding, Inc. (a)	20

4,519	Dana Holding Corp.	80

932	Dorman Products, Inc. (a)	82

1,877	Garrett Motion, Inc. (a)	28

9,842	Gentex Corp.	204

11,582	Goodyear Tire & Rubber Co.	210

3,157	Lear Corp.	428

1,532	Tenneco, Inc.	34

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Auto Components (continued)

1,311	Visteon Corp. (a)	$88

		1,998

	Automobiles — 0.59%

251,154	Ford Motor Co.	2,205

84,570	General Motors Co.	3,138

9,530	Harley-Davidson, Inc.	340

2,224	Tesla Motors, Inc. (a)	622

1,345	Thor Industries, Inc.	84

		6,389

	Banks — 5.60%

7,259	Associated Banc-Corp.	155

400,124	Bank of America Corp.	11,038

1,792	Bank of Hawaii Corp.	141

5,096	Bank OZK	148

4,465	BankUnited, Inc.	149

33,928	BB&T Corp.	1,579

1,197	BOK Financial Corp.	98

6,645	CIT Group, Inc.	319

105,558	Citigroup, Inc.	6,567

20,725	Citizens Financial Group, Inc.	674

7,075	Comerica, Inc.	519

4,969	Commerce Bancshares, Inc.	289

2,439	Cullen/Frost Bankers, Inc.	237

5,825	East West Bancorp, Inc.	279

33,845	Fifth Third Bancorp	854

321	First Citizens BancShares, Inc., Class – A	131

6,132	First Hawaiian, Inc.	160

14,787	First Horizon National Corp.	207

8,228	First Republic Bank	827

13,847	FNB Corp.	147

638	Glacier BanCorp, Inc.	26

46,915	Huntington Bancshares, Inc.	595

146,194	JPMorgan Chase & Co.	14,798

45,342	KeyCorp	714

6,285	M&T Bank Corp.	987

5,357	PacWest Bancorp	201

16,484	People’s United Financial, Inc.	271

2,172	Pinnacle Financial Partners, Inc.	119

20,430	PNC Financial Services Group, Inc.	2,506

4,999	Popular, Inc.	261

2,853	Prosperity Bancshares, Inc.	197

47,963	Regions Financial Corp.	679

1,206	Signature Bank	154

10,240	Sterling Bancorp/DE	191

19,929	SunTrust Banks, Inc.	1,181

924	SVB Financial Group (a)	205

5,264	Synovus Financial Corp.	181

7,188	TCF Financial Corp.	149

1,029	Texas Capital Bancshares, Inc. (a)	56

66,663	U.S. Bancorp	3,212

10,098	Umpqua Holdings Corp.	167

616	United Bankshares, Inc.	22

4,486	Webster Financial Corp.	227

183,571	Wells Fargo & Co.	8,869

2,269	Western Alliance Bancorp (a)	93

2,565	Wintrust Financial Corp.	173

8,300	Zions Bancorp	377

		61,129

	Beverages — 1.25%

482	Brown-Forman Corp., Class – A	25

6,731	Brown-Forman Corp., Class – B	355

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Beverages (continued)

1,280	Coca-Cola European Partners PLC	$66

2,095	Constellation Brands, Inc., Class – A	367

4,796	Keurig Dr Pepper, Inc.	134

7,786	Molson Coors Brewing Co., Class – B	464

4,758	Monster Beverage Corp. (a)	260

44,656	PepsiCo, Inc.	5,473

349	The Boston Beer Co., Inc., Class – A (a)	103

134,800	The Coca-Cola Co.	6,317

		13,564

	Biotechnology — 1.04%

21,338	AbbVie, Inc.	1,720

633	Agios Pharmaceuticals, Inc. (a)	43

4,123	Alexion Pharmaceuticals, Inc. (a)	557

1,508	Alkermes PLC (a)	55

1,213	Alnylam Pharmaceuticals, Inc. (a)	113

9,981	Amgen, Inc.	1,896

3,600	Biogen Idec, Inc. (a)	851

2,935	BioMarin Pharmaceutical, Inc. (a)	261

1,199	Bluebird Bio, Inc. (a)	189

10,645	Celgene Corp. (a)	1,004

1,160	Exact Sciences Corp. (a)	100

2,875	Exelixis, Inc. (a)	68

35,937	Gilead Sciences, Inc.	2,337

2,931	Incyte Corp. (a)	252

1,210	Ionis Pharmaceuticals, Inc. (a)	98

246	Moderna, Inc. (a)	5

4,326	Myriad Genetics, Inc. (a)	144

864	Neurocrine Biosciences, Inc. (a)	76

1,108	Regeneron Pharmaceuticals, Inc. (a)	455

446	Sage Therapeutics, Inc. (a)	71

643	Sarepta Therapeutics, Inc. (a)	77

1,039	Seattle Genetics, Inc. (a)	76

2,751	United Therapeutics Corp. (a)	323

2,534	Vertex Pharmaceuticals, Inc. (a)	466

		11,237

	Building Products — 0.31%

2,642	A.O. Smith Corp.	141

1,424	Allegion PLC	129

1,498	Armstrong World Industries, Inc.	119

4,037	Fortune Brands Home & Security, Inc.	192

43,704	Johnson Controls International PLC	1,614

1,304	Lennox International, Inc.	345

9,152	Masco Corp.	360

541	Masonite International Corp. (a)	27

4,705	Owens Corning, Inc.	222

2,722	Resideo Technologies, Inc. (a)	53

1,454	Universal Forest Products, Inc.	43

4,116	USG Corp.	178

		3,423

	Capital Markets — 2.10%

2,745	Affiliated Managers Group, Inc.	294

5,329	Ameriprise Financial, Inc.	683

40,152	Bank of New York Mellon Corp.	2,025

11,121	BGC Partners, Inc., Class – A	59

5,347	BlackRock, Inc., Class – A	2,285

1,336	CBOE Holdings, Inc.	128

17,572	CME Group, Inc.	2,892

9,555	E*Trade Financial Corp.	444

1,136	Eaton Vance Corp.	46

396	Evercore Partners, Inc., Class – A	36

899	FactSet Research Systems, Inc.	223

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Capital Markets (continued)

1,798	Federated Investors, Inc., Class – B	$53

18,066	Franklin Resources, Inc.	599

15,352	Goldman Sachs Group, Inc.	2,946

1,200	Interactive Brokers Group, Inc., Class – A	62

17,099	Intercontinental Exchange Group, Inc.	1,302

17,643	Invesco Ltd.	341

1,527	Lazard Ltd., Class – A	55

6,094	Legg Mason, Inc.	167

3,934	LPL Financial Holdings, Inc.	274

355	MarketAxess Holdings, Inc.	87

2,193	Moody’s Corp.	397

53,514	Morgan Stanley	2,258

583	Morningstar, Inc.	73

2,161	MSCI, Inc. Common	430

7,207	Northern Trust Corp.	652

4,352	Raymond James Financial, Inc.	350

3,232	S&P Global, Inc.	680

2,998	SEI Investments Co.	157

15,734	State Street Corp.	1,035

4,831	T. Rowe Price Group, Inc.	484

2,733	TD Ameritrade Holding Corp.	137

11,920	The Charles Schwab Corp.	510

5,796	The Nasdaq OMX Group, Inc.	507

470	Virtu Financial, Inc., Class – A	11

6,349	Waddell & Reed Financial, Inc., Class – A	110

		22,792

	Chemicals — 1.93%

10,551	Air Products & Chemicals, Inc.	2,015

4,634	Albemarle Corp.	380

3,101	Ashland Global Holdings, Inc.	242

7,420	Axalta Coating Systems Ltd. (a)	187

2,765	Cabot Corp.	115

3,546	Celanese Corp., Series A	350

15,051	CF Industries Holdings, Inc.	615

101,311	DowDuPont, Inc.	5,400

6,110	Eastman Chemical Co.	464

9,843	Ecolab, Inc.	1,738

5,796	Element Solutions, Inc. (a)	59

4,797	FMC Corp.	369

10,134	Huntsman Corp.	228

768	Innophos Holdings, Inc.	23

426	Innospec, Inc.	36

3,620	International Flavors & Fragrances, Inc.	466

15,214	Linde PLC	2,677

565	Livent Corp. (a)	7

21,287	LyondellBasell Industries N.V., Class – A	1,790

328	NewMarket Corp.	142

7,155	Olin Corp.	166

1,581	PolyOne Corp.	46

11,759	PPG Industries, Inc.	1,327

6,930	RPM International, Inc.	402

849	Sensient Technologies Corp.	58

1,748	The Chemours Co.	65

29,156	The Mosaic Co.	796

1,859	The Scotts Miracle-Gro Co.	146

808	The Sherwin-Williams Co.	348

584	Trinseo SA	26

8,369	Valvoline, Inc.	155

2,231	W.R. Grace & Co.	174

511	Westlake Chemical Corp.	35

		21,047

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Commercial Services & Supplies — 0.42%

2,909	ABM Industries, Inc.	$106

3,633	ADT, Inc.	23

1,004	Advanced Disposal Services, Inc. (a)	28

541	Brady Corp., Class – A	25

2,318	Cintas Corp.	468

2,504	Clean Harbors, Inc. (a)	179

7,482	Copart, Inc. (a)	453

4,222	Covanta Holding Corp.	73

851	Deluxe Corp.	37

1,507	Healthcare Services Group, Inc.	50

1,326	Herman Miller, Inc.	47

909	HNI Corp.	33

3,446	KAR Auction Services, Inc.	177

321	MSA Safety, Inc.	33

13,890	Pitney Bowes, Inc.	95

1,456	Quad Graphics, Inc.	17

11,704	Republic Services, Inc., Class – A	942

4,238	Rollins, Inc.	176

2,916	Steelcase, Inc., Class – A	42

4,640	Stericycle, Inc. (a)	253

1,227	Waste Connections, Inc.	109

11,138	Waste Management, Inc.	1,158

		4,524

	Communications Equipment — 1.40%

1,921	ADTRAN, Inc.	26

552	Arista Networks, Inc. (a)	174

8,459	Arris International PLC (a)	267

966	Ciena Corp. (a)	36

217,088	Cisco Systems, Inc.	11,722

7,924	Commscope Holding, Inc. (a)	172

2,164	EchoStar Corp., Class – A (a)	79

937	F5 Networks, Inc. (a)	147

21,769	Juniper Networks, Inc.	576

12,200	Motorola Solutions, Inc.	1,713

606	NETGEAR, Inc. (a)	20

916	Palo Alto Networks, Inc. (a)	222

1,134	Plantronics, Inc.	52

421	Ubiquiti Networks, Inc.	63

		15,269

	Construction & Engineering — 0.18%

7,583	AECOM Technology Corp. (a)	225

2,182	Arcosa, Inc.	67

425	Comfort Systems USA, Inc.	22

10,523	Fluor Corp.	387

7,962	Jacobs Engineering Group, Inc.	599

8,725	KBR, Inc.	167

7,376	Quanta Services, Inc.	278

1,878	Tutor Perini Corp. (a)	32

1,115	Valmont Industries, Inc.	145

		1,922

	Construction Materials — 0.04%

633	Eagle Materials, Inc., Class – A	53

786	Martin Marietta Materials, Inc.	158

1,544	Vulcan Materials Co.	183

		394

	Consumer Finance — 0.63%

27,727	Ally Financial, Inc.	762

17,268	American Express Co.	1,887

21,633	Capital One Financial Corp.	1,767

222	Credit Acceptance Corp. (a)	100

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Consumer Finance (continued)

10,590	Discover Financial Services	$754

514	Firstcash, Inc.	44

20,490	Navient Corp.	237

3,173	OneMain Holdings, Inc.	101

1,073	PRA Group, Inc. (a)	29

7,279	Santander Consumer USA Holdings, Inc.	154

18,648	SLM Corp.	185

23,509	Synchrony Financial	750

452	World Acceptance Corp. (a)	53

		6,823

	Containers & Packaging — 0.44%

4,242	AptarGroup, Inc.	451

807	Ardagh Group SA	10

1,865	Avery Dennison Corp.	211

16,194	Ball Corp.	938

7,011	Bemis Company, Inc.	389

3,303	Berry Plastics Group, Inc. (a)	178

2,930	Crown Holdings, Inc. (a)	160

16,275	Graphic Packaging Holding Co.	206

16,497	International Paper Co.	763

9,172	Owens-Illinois, Inc.	174

906	Packaging Corporation of America	90

4,425	Sealed Air Corp.	204

4,739	Silgan Holdings	140

6,946	Sonoco Products Co.	427

10,902	WestRock Co.	418

		4,759

	Distributors — 0.14%

1,773	Core-Mark Holding Co., Inc.	66

8,343	Genuine Parts Co.	935

12,366	LKQ Corp. (a)	351

1,227	Pool Corp.	202

		1,554

	Diversified Consumer Services — 0.13%

2,257	Adtalem Global Education, Inc. (a)	105

1,647	Bright Horizons Family Solutions, Inc. (a)	209

1,046	Frontdoor, Inc. (a)	36

327	Graham Holdings Co.	223

463	Grand Canyon Education, Inc. (a)	53

12,845	H&R Block, Inc.	308

3,068	Houghton Mifflin Harcourt Co. (a)	22

1,512	Regis Corp. (a)	30

7,366	Service Corporation International	296

3,304	ServiceMaster Global Holdings, Inc. (a)	154

728	Sotheby’s (a)	27

		1,463

	Diversified Financial Services — 1.51%

8,936	AXA Equitable Holdings, Inc.	180

77,211	Berkshire Hathaway, Inc., Class – B (a)	15,511

12,998	Jefferies Financial Group, Inc.	244

10,624	Voya Financial, Inc.	531

		16,466

	Diversified Telecommunication Services — 2.59%

388,497	AT&T, Inc.	12,183

69,611	CenturyLink, Inc.	835

2,494	Consolidated Communications Holdings, Inc.	27

254,369	Verizon Communications, Inc.	15,041

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Diversified Telecommunication Services (continued)

2,328	Zayo Group Holdings, Inc. (a)	$66

		28,152

	Electric Utilities — 2.29%

341	ALLETE, Inc.	28

11,465	Alliant Energy Corp.	540

23,654	American Electric Power, Inc.	1,981

2,450	Avangrid, Inc.	123

34,173	Duke Energy Corp.	3,075

14,028	Edison International	869

10,660	Entergy Corp.	1,019

11,656	Evergy, Inc.	677

14,976	Eversource Energy	1,063

59,537	Exelon Corp.	2,985

26,012	FirstEnergy Corp.	1,082

6,855	Hawaiian Electric Industries, Inc.	279

310	IDACORP, Inc.	31

22,919	NextEra Energy, Inc.	4,430

9,822	OGE Energy Corp.	424

23,078	PG&E Corp. (a)	411

5,383	Pinnacle West Capital Corp.	515

590	PNM Resources, Inc.	28

567	Portland General Electric Co.	29

38,045	PPL Corp.	1,208

54,735	The Southern Co.	2,829

24,281	Xcel Energy, Inc.	1,365

		24,991

	Electrical Equipment — 0.43%

1,863	Acuity Brands, Inc.	224

8,565	AMETEK, Inc.	711

19,373	Eaton Corp. PLC	1,561

16,452	Emerson Electric Co.	1,125

411	Encore Wire Corp.	24

1,693	Generac Holdings, Inc. (a)	87

2,730	GrafTech International Ltd.	35

1,389	Hubbell, Inc.	164

6,925	nVent Electric PLC	187

2,165	Regal-Beloit Corp.	177

1,854	Rockwell Automation, Inc.	325

4,197	Sensata Technologies Holding PLC (a)	189

		4,809

	Electronic Equipment, Instruments & Components — 0.63%

2,863	Amphenol Corp., Class – A	270

1,192	Anixter International, Inc. (a)	67

5,434	Arrow Electronics, Inc. (a)	419

9,174	Avnet, Inc.	398

2,169	Benchmark Electronics, Inc.	57

3,889	CDW Corporation of Delaware	375

1,603	Cognex Corp.	82

455	Coherent, Inc. (a)	64

63,565	Corning, Inc.	2,104

3,730	Dolby Laboratories, Inc., Class – A	235

7,388	FLIR Systems, Inc.	352

1,091	Insight Enterprises, Inc. (a)	60

349	IPG Photonics Corp. (a)	53

10,630	Jabil Circuit, Inc.	283

9,590	Keysight Technologies, Inc. (a)	836

363	Littelfuse, Inc.	66

1,867	National Instruments Corp.	83

891	Plexus Corp. (a)	54

2,679	Sanmina Corp. (a)	77

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Electronic Equipment, Instruments & Components (continued)

718	ScanSource, Inc. (a)	$26

344	SYNNEX Corp.	33

1,466	Tech Data Corp. (a)	150

11,143	Trimble Navigation Ltd. (a)	450

4,780	Vishay Intertechnology, Inc.	88

893	Zebra Technologies Corp., Class – A (a)	187

		6,869

	Energy Equipment & Services — 0.55%

3,155	Apergy Corp. (a)	130

4,010	Archrock, Inc. Com	39

24,568	Baker Hughes, Inc.	681

2,945	Diamond Offshore Drilling, Inc. (a)	31

2,255	Dril-Quip, Inc. (a)	103

4,752	Ensco PLC, Class – A, ADR	19

8,474	Halliburton Co.	248

5,522	Helix Energy Solutions Group, Inc. (a)	44

5,299	Helmerich & Payne, Inc.	294

2,828	McDermott International, Inc. (a)	21

28,264	Nabors Industries Ltd.	97

28,249	National Oilwell Varco, Inc.	753

6,018	Oceaneering International, Inc. (a)	95

2,747	Oil States International, Inc. (a)	47

12,590	Patterson-UTI Energy, Inc.	177

10,049	Rowan Cos. PLC, Class – A (a)	108

1,631	RPC, Inc.	19

61,128	Schlumberger Ltd.	2,662

9,886	Superior Energy Services, Inc. (a)	46

32,351	Transocean Ltd. (a)	281

1,605	Unit Corp. (a)	23

33,811	Weatherford International PLC (a)	24

		5,942

	Entertainment — 1.19%

7,310	Activision Blizzard, Inc.	333

1,895	AMC Entertainment Holdings, Inc., Class – A	28

7,516	Cinemark Holdings, Inc.	301

3,156	Electronic Arts, Inc. (a)	321

949	Liberty Media Group, Class – A (a)	32

8,470	Liberty Media Group, Class – C (a)	297

2,372	Lions Gate Entertainment Corp., Class – A	37

4,754	Lions Gate Entertainment Corp., Class – B	72

2,230	Live Nation Entertainment, Inc. (a)	142

5,862	Netflix, Inc. (a)	2,090

2,685	Take-Two Interactive Software, Inc. (a)	253

1,043	The Madison Square Garden Co., Class – A (a)	306

67,503	The Walt Disney Co.	7,494

389	Viacom, Inc., Class – A	13

35,528	Viacom, Inc., Class – B	997

38,319	Zynga, Inc. (a)	204

		12,920

	Equity Real Estate Investment Trusts — 4.11%

1,753	Acadia Realty Trust	48

5,635	Alexandria Real Estate Equities, Inc.	803

8,898	American Campus Communities, Inc.	423

15,938	American Homes 4 Rent, Class – A	362

7,141	American Tower Corp.	1,407

9,322	Apartment Investment & Management Co. (a)	469

14,992	Apple Hospitality REIT, Inc.	244

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Equity Real Estate Investment Trusts (continued)

7,479	AvalonBay Communities, Inc.	$1,501

8,495	Boston Properties, Inc.	1,137

11,457	Brandywine Realty Trust	182

22,604	Brixmor Property Group, Inc.	415

6,497	Brookfield Property REIT, Inc., Class – A	133

5,777	Camden Property Trust	586

34,154	Colony Capital, Inc.	182

9,349	Columbia Property Trust, Inc.	210

3,808	CoreCivic, Inc.	74

360	Coresite Realty Corp.	39

6,359	Corporate Office Properties Trust	174

10,803	Crown Castle International Corp.	1,383

11,459	CubeSmart	367

5,307	CyrusOne, Inc.	278

10,760	Digital Realty Trust, Inc.	1,280

8,843	Douglas Emmett, Inc.	357

22,628	Duke Realty Corp.	692

314	EastGroup Properties, Inc.	35

5,885	Empire State Realty Trust, Inc., Class – A	93

4,522	EPR Properties	348

980	Equinix, Inc.	444

8,500	Equity Commonwealth	278

1,962	Equity Lifestyle Properties, Inc.	224

22,390	Equity Residential	1,686

3,538	Essex Property Trust, Inc.	1,023

3,580	Extra Space Storage, Inc.	365

4,430	Federal Realty Investment Trust	611

1,090	First Industrial Realty Trust, Inc.	39

8,506	Gaming & Leisure Properties, Inc.	328

28,417	HCP, Inc.	889

2,561	Healthcare Realty Trust, Inc.	82

12,262	Healthcare Trust of America, Inc., Class – A	351

5,931	Highwoods Properties, Inc.	277

10,865	Hospitality Properties Trust	286

35,966	Host Hotels & Resorts, Inc.	680

7,798	Hudson Pacific Property, Inc.	268

12,853	Invitation Homes, Inc.	313

16,790	Iron Mountain, Inc.	595

5,201	JBG SMITH Properties	215

5,318	Kilroy Realty Corp.	404

25,196	Kimco Realty Corp.	466

2,784	Kite Realty Group Trust	45

3,669	Lamar Advertising Co., Class – A	291

6,970	Lexington Realty Trust	63

9,919	Liberty Property Trust	480

2,820	Life Storage, Inc.	274

2,575	Mack-Cali Realty Corp.	57

23,358	Medical Properties Trust, Inc.	432

1,009	MGM Growth Properties LLC, Class – A	33

5,483	Mid-America Apartment Communities, Inc.	599

724	National Health Investors, Inc.	57

9,876	National Retail Properties, Inc.	547

12,808	OMEGA Healthcare Investors, Inc.	489

11,507	Outfront Media, Inc.	269

13,796	Paramount Group, Inc.	196

12,220	Parks Hotels & Resorts, Inc.	380

2,758	Physicians Realty Trust	52

4,734	Piedmont Office Realty Trust, Inc., Class – A	99

33,026	Prologis, Inc.	2,377

470	PS Business Parks, Inc.	74

3,144	Public Storage	685

8,401	Rayonier, Inc.	265

15,854	Realty Income Corp.	1,166

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Equity Real Estate Investment Trusts (continued)

9,007	Regency Centers Corp.	$608

1,583	Retail Opportunity Investments Corp.	27

17,244	Retail Properties of America, Inc., Class – A	210

562	Retail Value, Inc.	18

1,307	RLJ Lodging Trust	23

991	Ryman Hospitality Properties, Inc.	81

2,982	Sabra Healthcare REIT, Inc.	58

1,346	SBA Communications Corp. (a)	269

20,530	Senior Housing Properties Trust	242

8,046	Simon Property Group, Inc.	1,466

12,689	SITE Centers Corp.	173

4,638	SL Green Realty Corp.	417

6,585	Spirit Realty Capital, Inc.	262

1,060	STAG Industrial, Inc.	31

11,393	Store Capital Corp.	382

5,068	Sun Communities, Inc.	601

2,592	Tanger Factory Outlet Centers, Inc.	54

1,600	Taubman Centers, Inc.	85

8,455	The Macerich Co.	367

17,045	UDR, Inc.	775

7,034	Uniti Group, Inc.	79

20,551	Ventas, Inc.	1,311

58,990	VEREIT, Inc.	494

20,673	VICI Properties, Inc.	452

9,739	Vornado Realty Trust	657

11,034	Washington Prime Group, Inc.	62

1,280	Washington Real Estate Investment Trust	36

7,163	Weingarten Realty Investors	210

21,883	Welltower, Inc.	1,699

36,194	Weyerhaeuser Co.	953

9,722	WP Carey, Inc.	762

2,747	Xenia Hotels & Resorts, Inc.	60

		44,900

	Food & Staples Retailing — 1.87%

3,192	Casey’s General Stores, Inc.	411

12,661	Costco Wholesale Corp.	3,066

3,333	Performance Food Group Co. (a)	132

4,985	Sprouts Farmers Market, Inc. (a)	107

15,775	Sysco Corp.	1,053

70,608	The Kroger Co.	1,737

3,083	United Natural Foods, Inc. (a)	41

12,655	US Foods Holding Corp. (a)	442

41,315	Walgreens Boots Alliance, Inc.	2,614

110,271	Wal-Mart Stores, Inc.	10,755

562	Weis Markets, Inc.	23

		20,381

	Food Products — 1.57%

43,195	Archer-Daniels-Midland Co.	1,863

1,660	B&G Foods, Inc., Class – A	41

13,446	Bunge Ltd.	714

1,836	Cal-Maine Foods, Inc.	82

6,430	Campbell Soup Co.	245

25,241	ConAgra Foods, Inc.	700

2,120	Darling Ingredients, Inc. (a)	46

13,381	Flowers Foods, Inc.	285

969	Fresh Del Monte Produce, Inc.	26

37,136	General Mills, Inc.	1,922

3,937	Hershey Co.	452

16,257	Hormel Foods Corp.	728

3,819	Ingredion, Inc.	362

198	J&J Snack Foods Corp.	31

10,363	Kellogg Co.	595

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Food Products (continued)

9,012	Lamb Weston Holding, Inc.	$675

788	Lancaster Colony Corp.	123

7,177	McCormick & Company, Inc.	1,081

68,292	Mondelez International, Inc., Class – A	3,409

2,773	Pilgrim’s Pride Corp. (a)	62

2,158	Post Holdings, Inc. (a)	236

1,511	Sanderson Farms, Inc.	199

13	Seaboard Corp.	56

4,167	The Hain Celestial Group, Inc. (a)	96

6,593	The J.M. Smucker Co.	768

26,206	The Kraft Heinz Co.	856

4,073	TreeHouse Foods, Inc. (a)	263

16,777	Tyson Foods, Inc., Class – A	1,165

		17,081

	Gas Utilities — 0.13%

5,674	Atmos Energy Corp.	583

4,061	National Fuel Gas Co.	248

560	New Jersey Resources Corp.	28

327	One Gas, Inc.	29

323	Southwest Gas Corp.	27

541	Spire, Inc.	45

8,239	UGI Corp.	456

		1,416

	Health Care Equipment & Supplies — 2.95%

82,160	Abbott Laboratories	6,569

414	Abiomed, Inc. (a)	118

769	Align Technology, Inc. (a)	219

27,732	Baxter International, Inc.	2,255

13,012	Becton, Dickinson & Co.	3,249

29,731	Boston Scientific Corp. (a)	1,141

364	Cantel Medical Corp.	24

33,276	Danaher Corp.	4,394

10,040	Dentsply Sirona, Inc.	498

847	Dexcom, Inc. (a)	101

2,037	Edwards Lifesciences Corp. (a)	390

1,818	Hill-Rom Holdings, Inc.	192

13,810	Hologic, Inc. (a)	668

154	ICU Medical, Inc. (a)	37

833	IDEXX Laboratories, Inc. (a)	186

573	Insulet Corp. (a)	54

1,203	Integra LifeSciences Holdings Corp. (a)	67

1,892	Intuitive Surgical, Inc. (a)	1,080

1,136	Masimo Corp. (a)	157

59,677	Medtronic PLC	5,436

302	Penumbra, Inc. (a)	44

3,926	ResMed, Inc.	408

4,180	STERIS PLC	535

5,647	Stryker Corp.	1,115

1,989	Teleflex, Inc.	601

2,610	The Cooper Companies, Inc.	773

1,132	Varian Medical Systems, Inc. (a)	160

3,138	West Pharmaceutical Services, Inc.	346

9,715	Zimmer Holdings, Inc.	1,241

		32,058

	Health Care Providers & Services — 2.18%

3,565	Acadia Healthcare Company, Inc. (a)	104

2,480	AmerisourceBergen Corp.	197

16,451	Anthem, Inc.	4,721

6,737	Brookdale Senior Living, Inc. (a)	44

19,728	Cardinal Health, Inc.	950

7,094	Centene Corp. (a)	377

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Health Care Providers & Services (continued)

734	Chemed Corp.	$235

13,276	Cigna Corp.	2,135

2,394	Covetrus, Inc. (a)	76

100,959	CVS Caremark Corp.	5,446

5,396	DaVita Healthcare Partners, Inc. (a)	293

2,487	Encompass Health Corp.	145

9,447	HCA Holdings, Inc.	1,232

8,547	Henry Schein, Inc. (a)	514

3,348	Humana, Inc.	891

4,856	Laboratory Corporation of America Holdings (a)	743

1,167	Magellan Health Services, Inc. (a)	77

8,895	McKesson Corp.	1,041

6,468	MEDNAX, Inc. (a)	176

1,263	Molina Heathcare, Inc. (a)	179

2,938	Patterson Companies, Inc.	64

2,760	Premier, Inc., Class – A (a)	95

7,794	Quest Diagnostics, Inc.	701

2,776	Select Medical Holdings Corp. (a)	39

7,125	Tenet Healthcare Corp. (a)	205

9,429	UnitedHealth Group, Inc.	2,331

3,930	Universal Health Services, Inc., Class – B	526

933	WellCare Health Plans, Inc. (a)	252

		23,789

	Health Care Technology — 0.06%

9,187	Cerner Corp. (a)	525

1,227	Veeva Systems, Inc. (a)	156

		681

	Hotels, Restaurants & Leisure — 1.95%

12,913	Aramark	382

2,713	Bloomin’ Brands, Inc.	55

6,453	Brinker International, Inc.	286

25,200	Caesars Entertainment Corp. (a)	219

17,576	Carnival Corp., Class – A	892

759	Chipotle Mexican Grill, Inc. (a)	539

322	Choice Hotels International, Inc.	25

631	Churchill Downs, Inc.	57

1,028	Cracker Barrel Old Country Store, Inc.	166

5,467	Darden Restaurants, Inc.	664

1,261	Domino’s Pizza, Inc.	325

2,494	Dunkin’ Brands Group, Inc.	187

7,223	Extended Stay America, Inc.	130

995	Hilton Grand Vacations (a)	31

2,918	Hilton Worldwide Holdings, Inc.	243

1,941	Hyatt Hotels Corp., Class – A	141

4,130	International Game Technology PLC	54

1,145	Jack in the Box, Inc.	93

11,112	Las Vegas Sands Corp.	677

3,049	Marriott International, Inc., Class – A	381

374	Marriott Vacations Worldwide Corp.	35

43,715	McDonald’s Corp.	8,300

20,481	MGM Resorts International	526

9,608	Norwegian Cruise Line Holdings Ltd. (a)	528

7,221	Royal Caribbean Cruises Ltd.	828

6,279	SeaWorld Entertainment, Inc. (a)	162

3,252	Six Flags Entertainment Corp.	160

25,133	Starbucks Corp.	1,868

1,004	Texas Roadhouse, Inc., Class – A	62

4,018	The Cheesecake Factory, Inc.	197

16,413	The Wendy’s Co.	294

688	Vail Resorts, Inc.	150

962	Wyndham Hotels & Resorts, Inc.	48

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Hotels, Restaurants & Leisure (continued)

2,882	Wyndham Worldwide Corp.	$117

1,213	Wynn Resorts Ltd.	145

15,336	Yum China Holdings, Inc.	689

15,086	YUM! Brands, Inc.	1,506

		21,162

	Household Durables — 0.32%

8,106	D.R. Horton, Inc.	335

4,903	Garmin Ltd.	423

1,766	La-Z-Boy, Inc.	58

8,494	Leggett & Platt, Inc.	360

7,176	Lennar Corp., Class – A	352

318	Lennar Corp., Class – B	12

1,997	MDC Holdings, Inc.	58

622	Meritage Homes Corp. (a)	28

2,840	Mohawk Industries, Inc. (a)	358

19,409	Newell Rubbermaid, Inc.	298

88	NVR, Inc. (a)	243

9,281	PulteGroup, Inc.	259

1,258	Tempur Sealy International, Inc. (a)	73

3,705	Toll Brothers, Inc.	134

1,337	Tupperware Brands Corp.	34

3,129	Whirlpool Corp.	417

		3,442

	Household Products — 1.89%

8,159	Church & Dwight Co., Inc.	581

42,433	Colgate-Palmolive Co.	2,908

1,328	Energizer Holdings, Inc.	60

10,078	Kimberly-Clark Corp.	1,249

1,060	Spectrum Brands Holdings, Inc.	58

3,504	The Clorox Co.	562

145,380	The Procter & Gamble Co.	15,127

		20,545

	Independent Power and Renewable Electricity Producers — 0.22%

15,093	NRG Energy, Inc., Class – C	641

56,041	The AES Corp.	1,013

26,512	Vistra Energy Corp.	690

		2,344

	Industrial Conglomerates — 1.12%

14,889	3M Co.	3,094

2,935	Carlisle Companies, Inc.	360

414,434	General Electric Co.	4,140

19,661	Honeywell International, Inc.	3,125

4,241	Roper Industries, Inc.	1,450

		12,169

	Insurance — 3.11%

47,259	Aflac, Inc.	2,363

758	Alleghany Corp. (a)	464

21,374	Allstate Corp.	2,013

2,593	Ambac Financial Group, Inc. (a)	47

3,823	American Financial Group, Inc.	368

61,802	American International Group, Inc.	2,661

511	American National Insurance Co.	62

3,734	Aon PLC	637

16,915	Arch Capital Group Ltd. (a)	547

402	Argo Group International Holdings Ltd.	28

9,761	Arthur J. Gallagher & Co.	762

3,967	Assurant, Inc.	377

5,303	Assured Guaranty Ltd.	236

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Insurance (continued)

7,137	Athene Holding Ltd. (a)	$291

3,880	AXIS Capital Holdings Ltd.	213

5,878	Brighthouse Financial, Inc. (a)	213

14,150	Brown & Brown, Inc.	418

24,179	Chubb Ltd.	3,387

8,941	Cincinnati Financial Corp.	768

1,268	CNA Financial Corp.	55

3,314	CNO Financial Group, Inc.	54

747	Erie Indemnity Co., Class – A	133

1,278	Everest Re Group Ltd.	276

6,906	First American Financial Corp.	356

13,481	FNF Group	493

21,244	Genworth Financial, Inc., Class – A (a)	81

2,855	Hanover Insurance Group, Inc.	326

15,807	Hartford Financial Services Group, Inc.	786

603	James River Group Holdings	24

1,601	Kemper Corp.	122

10,051	Lincoln National Corp.	590

17,187	Loews Corp.	824

636	Markel Corp. (a)	634

22,077	Marsh & McLennan Companies, Inc.	2,073

4,878	MBIA, Inc. (a)	46

2,682	Mercury General Corp.	134

39,316	MetLife, Inc.	1,674

1,117	National General Holdings Corp.	27

12,854	Old Republic International Corp.	269

272	Primerica, Inc.	33

12,076	Principal Financial Group, Inc.	606

1,197	ProAssurance Corp.	41

18,354	Prudential Financial, Inc.	1,686

2,750	Reinsurance Group of America	390

1,836	RenaissanceRe Holdings Ltd.	263

422	Selective Insurance Group, Inc.	27

652	Stewart Information Services Corp.	28

13,389	The Progressive Corp.	965

19,316	The Travelers Companies, Inc.	2,649

4,546	Torchmark Corp.	373

8,998	Unum Group	304

5,507	W.R. Berkley Corp.	467

206	White Mountains Insurance Group Ltd.	191

6,403	Willis Towers Watson PLC	1,125

		33,980

	Interactive Media & Services — 1.07%

2,947	Alphabet, Inc., Class – A (a)	3,468

2,999	Alphabet, Inc., Class – C (a)	3,519

1,559	Cars.com, Inc. (a)	36

23,460	Facebook, Inc., Class – A (a)	3,910

1,236	Interactive Corp. (a)	260

494	Match Group, Inc.	28

1,728	TripAdvisor, Inc. (a)	89

6,865	Twitter, Inc. (a)	226

1,036	Zillow Group, Inc., Class – A (a)	35

2,244	Zillow Group, Inc., Class – C (a)	78

		11,649

	Internet & Direct Marketing Retail — 1.13%

5,286	Amazon.com, Inc. (a)	9,413

483	Booking Holdings, Inc. (a)	843

36,679	eBay, Inc.	1,362

1,620	Expedia, Inc.	193

875	GrubHub, Inc. (a)	61

23,040	Qurate Retail, Inc. (a)	368

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Internet & Direct Marketing Retail (continued)

554	Wayfair, Inc., Class – A (a)	$82

		12,322

	IT Services — 2.86%

8,679	Accenture PLC, Class – A	1,528

2,011	Akamai Technologies, Inc. (a)	144

725	Alliance Data Systems Corp.	127

7,864	Amdocs Ltd.	426

6,266	Automatic Data Processing, Inc.	1,001

1,377	Black Knight, Inc. (a)	75

7,886	Booz Allen Hamilton Holding Corp.	458

2,359	Broadridge Financial Solutions, Inc.	245

1,001	CACI International, Inc., Class – A (a)	182

7,877	Cognizant Technology Solutions Corp.	571

16,302	Conduent, Inc. (a)	225

1,825	CoreLogic, Inc. (a)	68

12,428	DXC Technology Co.	799

848	EPAM Systems, Inc. (a)	143

1,554	Euronet Worldwide, Inc. (a)	222

14,662	Fidelity National Information Services, Inc.	1,658

7,921	First Data Corp. (a)	208

7,575	Fiserv, Inc. (a)	669

851	FleetCor Technologies, Inc. (a)	210

1,928	Gartner Group, Inc. (a)	292

9,061	Genpact Ltd.	319

2,614	Global Payments, Inc.	357

1,657	GoDaddy, Inc., Class – A (a)	125

46,603	International Business Machines Corp.	6,575

2,644	Jack Henry & Associates, Inc.	367

6,117	Leidos Holdings, Inc.	392

449	LiveRamp Holdings, Inc. (a)	25

812	ManTech International Corp., Class – A	44

15,067	MasterCard, Inc., Class – A	3,547

842	Okta, Inc. (a)	70

7,507	Paychex, Inc.	602

15,968	PayPal Holdings, Inc. (a)	1,658

6,867	Sabre Corp.	147

691	Science Applications International Corp.	53

2,941	Square, Inc., Class – A (a)	220

101	Switch, Inc., Class – A	1

730	Sykes Enterprises, Inc. (a)	21

4,714	Teradata Corp. (a)	206

2,523	Total System Services, Inc.	240

918	Twilio, Inc., Class – A (a)	119

2,417	VeriSign, Inc. (a)	439

26,884	Visa, Inc., Class – A	4,198

19,515	Western Union Co.	360

400	WEX, Inc. (a)	77

14,737	Worldpay, Inc., Class – A (a)	1,673

		31,086

	Leisure Products — 0.08%

3,684	Brunswick Corp.	185

2,782	Hasbro, Inc.	237

25,020	Mattel, Inc. (a)	325

591	Polaris Industries, Inc.	50

845	Sturm, Ruger & Co., Inc.	45

		842

	Life Sciences Tools & Services — 1.00%

15,428	Agilent Technologies, Inc.	1,240

1,303	Bio-Rad Laboratories, Inc., Class – A (a)	398

636	Bio-Techne Corp.	126

4,625	Bruker Biosciences Corp.	178

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Life Sciences Tools & Services (continued)

1,207	Charles River Laboratories International, Inc. (a)	$175

2,552	Illumina, Inc. (a)	793

8,787	IQVIA Holdings, Inc. (a)	1,264

431	Mettler-Toledo International, Inc. (a)	312

5,695	PerkinElmer, Inc.	549

958	PRA Health Sciences, Inc. (a)	106

9,916	Qiagen N.V. (a)	403

574	Syneos Health, Inc. (a)	30

18,409	Thermo Electron Corp.	5,039

1,062	Waters Corp. (a)	267

		10,880

	Machinery — 1.34%

1,748	Actuant Corp., Class – A	43

4,280	AGCO Corp.	298

4,258	Allison Transmission Holdings, Inc.	191

7,234	Caterpillar, Inc.	980

3,958	Colfax Corp. (a)	117

2,687	Crane Co.	227

6,092	Cummins, Inc.	962

7,607	Deere & Co.	1,216

4,255	Donaldson Company, Inc.	213

7,083	Dover Corp.	664

6,015	Flowserve Corp.	272

4,380	Fortive Corp.	367

697	Franklin Electric Co., Inc.	36

4,424	Gardner Denver Holdings, Inc. (a)	123

1,544	Gates Industrial Corp. PLC (a)	22

3,098	Graco, Inc.	153

587	Hillenbrand, Inc.	24

1,474	IDEX Corp.	224

5,685	Illinois Tool Works, Inc.	816

7,204	Ingersoll-Rand PLC	778

5,368	ITT, Inc.	311

1,903	Lincoln Electric Holdings, Inc.	160

1,167	Mueller Industries, Inc.	37

1,202	Nordson, Inc.	159

3,322	Oshkosh Corp.	250

16,450	PACCAR, Inc.	1,121

5,841	Parker Hannifin Corp.	1,002

6,878	Pentair PLC	306

2,598	Snap-on, Inc.	407

684	SPX FLOW, Inc. (a)	22

6,746	Stanley Black & Decker, Inc.	919

6,073	Terex Corp.	195

2,153	The Greenbrier Companies, Inc.	69

1,228	The Middleby Corp. (a)	160

5,565	The Timken Co.	243

3,024	The Toro Co.	208

8,739	Trinity Industries, Inc.	190

2,240	Wabash National Corp.	30

1,201	WABCO Holdings, Inc. (a)	158

5,017	Wabtec Corp.	370

1,223	Welbilt, Inc. (a)	20

391	Woodward, Inc.	37

5,682	Xylem, Inc.	449

		14,549

	Marine — 0.02%

2,446	Kirby Corp. (a)	184

	Media — 1.57%

1,345	Altice USA, Inc.	29

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Media (continued)

1,352	AMC Networks, Inc. (a)	$77

141	Cable One, Inc.	138

10,934	CBS Corp., Class – B	520

4,063	Charter Communications, Inc., Class – A (a)	1,410

217,117	Comcast Corp., Class – A	8,681

11,337	Discovery Communications, Inc., Class – A (a)	306

15,408	Discovery Communications, Inc., Class – C (a)	392

9,766	Dish Network Corp. (a)	309

25,580	Fox Corp., Class – A (a)	940

7,099	Fox Corp., Class – B (a)	255

7,063	Gannett Company, Inc.	74

4,267	GCI Liberty, Inc., Class – A (a)	237

1,906	John Wiley & Sons, Inc., Class – A	84

1,166	Liberty Broadband, Class – A (a)	107

4,862	Liberty Broadband, Class – C (a)	446

3,639	Liberty SiriusXM Group, Class – A (a)	139

15,480	Liberty SiriusXM Group, Class – C (a)	592

2,076	New Media Investment Group, Inc.	22

5,404	News Corp., Inc.	67

24,542	News Corp., Inc., Class – A	305

306	Nexstar Broadcasting Group, Inc., Class – A	33

9,149	Omnicom Group, Inc.	668

615	Scholastic Corp.	24

1,428	Sinclair Broadcast Group, Inc., Class – A	55

23,552	Sirius XM Holdings, Inc.	134

6,269	TEGNA, Inc.	88

24,384	The Interpublic Group of Companies, Inc.	512

1,096	The New York Times Co., Class – A	36

8,038	Tribune Media Co., Class – A	371

		17,051

	Metals & Mining — 0.43%

13,070	Alcoa Corp. (a)	368

4,364	Allegheny Technologies, Inc. (a)	112

1,374	Carpenter Technology Corp.	63

15,633	Cleveland- Cliffs, Inc.	156

6,161	Commercial Metals Co.	105

1,043	Compass Minerals International, Inc.	57

69,998	Freeport-McMoRan Copper & Gold, Inc.	903

704	Kaiser Aluminum Corp.	74

584	Materion Corp.	33

23,525	Newmont Mining Corp.	841

13,639	Nucor Corp.	796

4,242	Reliance Steel & Aluminum Co.	383

1,918	Royal Gold, Inc.	174

2,314	Schnitzer Steel Industries, Inc., Class – A	56

820	Southern Copper Corp.	33

8,565	Steel Dynamics, Inc.	302

666	Ternium SA, ADR	19

7,557	United States Steel Corp.	147

936	Warrior Met Coal, Inc.	28

595	Worthington Industries, Inc.	22

		4,672

	Mortgage Real Estate Investment Trusts — 0.31%

28,186	AGNC Investment Corp.	508

78,020	Annaly Capital Management, Inc.	780

2,488	Apollo Commercial Real Estate Finance, Inc.	45

2,366	Blackstone Mortgage Trust, Inc.	82

15,126	Chimera Investment Corp.	283

5,402	Invesco Mortgage Capital, Inc.	85

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Mortgage Real Estate Investment Trusts (continued)

2,665	Ladder Capital Corp.	$45

30,611	MFA Financial, Inc.	223

26,856	New Residential Investment Corp.	454

2,170	Pennymac Mortgage Investment Trust	45

4,293	Redwood Trust, Inc.	69

19,239	Starwood Property Trust, Inc.	430

21,532	Two Harbors Investment Corp.	291

		3,340

	Multiline Retail — 0.79%

1,918	Big Lots, Inc.	73

737	Dillard’s, Inc., Class – A	53

10,394	Dollar General Corp.	1,240

8,911	Dollar Tree, Inc. (a)	936

14,762	Kohl’s Corp.	1,015

30,826	Macy’s, Inc.	741

5,893	Nordstrom, Inc.	262

53,721	Target Corp.	4,311

		8,631

	Multi-Utilities — 1.15%

11,910	Ameren Corp.	876

406	Black Hills Corp.	30

23,500	CenterPoint Energy, Inc.	721

13,779	CMS Energy Corp.	765

14,887	Consolidated Edison, Inc.	1,263

36,630	Dominion Resources, Inc.	2,808

8,556	DTE Energy Co.	1,067

8,384	MDU Resources Group, Inc.	217

16,113	NiSource, Inc.	462

343	NorthWestern Corp.	24

24,062	Public Service Enterprise Group, Inc.	1,430

13,193	Sempra Energy	1,660

15,049	WEC Energy Group, Inc.	1,190

		12,513

	Oil, Gas & Consumable Fuels — 6.00%

16,286	Anadarko Petroleum Corp.	741

6,131	Antero Resources Corp. (a)	54

16,883	Apache Corp.	585

8,204	Cabot Oil & Gas Corp.	214

7,327	Centennial Resource Development, Inc., Class – A (a)	64

4,741	Cheniere Energy, Inc. (a)	324

38,033	Chesapeake Energy Corp. (a)	118

100,150	Chevron Corp.	12,336

3,810	Cimarex Energy Co.	266

11,494	CNX Resources Corp. (a)	124

7,718	Concho Resources, Inc.	856

82,188	ConocoPhillips	5,485

2,364	Continental Resources, Inc. (a)	106

548	CVR Energy, Inc.	23

22,134	Devon Energy Corp.	699

6,038	Diamondback Energy, Inc.	613

23,273	EOG Resources, Inc.	2,215

11,217	EQT Corp.	233

8,975	Equitrans Midstream Corp.	195

4,014	Extraction Oil & Gas, Inc. (a)	17

227,493	Exxon Mobil Corp.	18,382

2,863	Green Plains, Inc.	48

23,095	Hess Corp.	1,391

18,948	HollyFrontier Corp.	934

99,283	Kinder Morgan, Inc.	1,987

9,308	Kosmos Energy Ltd.	58

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Oil, Gas & Consumable Fuels (continued)

62,278	Marathon Oil Corp.	$1,041

40,880	Marathon Petroleum Corp.	2,447

12,219	Murphy Oil Corp.	358

20,947	Noble Energy, Inc.	518

5,210	Oasis Petroleum, Inc. (a)	31

33,262	Occidental Petroleum Corp.	2,202

15,051	ONEOK, Inc.	1,051

5,224	Parsley Energy, Inc., Class – A (a)	101

8,518	PBF Energy, Inc., Class – A	265

1,839	Peabody Energy Corp.	52

29,430	Phillips 66	2,801

4,163	Pioneer Natural Resources Co.	634

23,864	QEP Resources, Inc. (a)	186

9,029	Range Resources Corp.	101

10,422	SM Energy Co.	182

11,051	Targa Resources Corp.	459

58,151	The Williams Companies, Inc.	1,670

31,963	Valero Energy Corp.	2,711

9,421	Whiting Petroleum Corp. (a)	246

2,902	World Fuel Services Corp.	84

17,014	WPX Energy, Inc. (a)	223

		65,431

	Paper & Forest Products — 0.03%

1,516	Boise Cascade Co.	41

5,169	Domtar Corp.	257

733	Schweitzer-Mauduit International, Inc.	28

		326

	Personal Products — 0.14%

20,796	Coty, Inc., Class – A	239

1,246	Edgewell Personal Care Co. (a)	55

6,211	Herbalife Ltd. (a)	329

4,754	Nu Skin Enterprises, Inc., Class – A	228

4,122	The Estee Lauder Companies, Inc., Class – A	682

346	USANA Health Sciences, Inc. (a)	29

		1,562

	Pharmaceuticals — 4.64%

14,957	Allergan PLC	2,190

42,305	Bristol-Myers Squibb Co.	2,018

6,074	Catalent, Inc. (a)	247

10,062	Elanco Animal Health, Inc. (a)	323

23,768	Eli Lilly & Co.	3,084

717	Jazz Pharmaceuticals PLC (a)	102

127,060	Johnson & Johnson	17,762

800	Mallinckrodt PLC (a)	17

140,471	Merck & Co., Inc.	11,683

22,728	Mylan N.V. (a)	644

1,514	Nektar Therapeutics (a)	51

5,525	Perrigo Co. PLC	266

275,944	Pfizer, Inc.	11,719

4,981	Zoetis, Inc.	501

		50,607

	Professional Services — 0.33%

596	CoStar Group, Inc. (a)	278

4,206	Equifax, Inc.	498

1,589	FTI Consulting, Inc. (a)	122

17,293	IHS Markit Ltd. (a)	940

4,146	ManpowerGroup, Inc.	343

16,296	Nielsen Holdings PLC	386

2,989	Robert Half International, Inc.	195

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Professional Services (continued)

3,079	TransUnion Holding Company, Inc.	$206

1,128	TrueBlue, Inc. (a)	27

4,125	Versik Analytics, Inc., Class – A	548

		3,543

	Real Estate Management & Development — 0.09%

8,541	CBRE Group, Inc., Class – A (a)	423

1,303	Howard Hughes Corp. (a)	143

1,959	Jones Lang LaSalle, Inc.	302

5,742	Realogy Holdings Corp.	65

		933

	Road & Rail — 0.80%

430	AMERCO, Inc.	160

1,784	ArcBest Corp.	55

3,092	Avis Budget Group, Inc. (a)	108

26,731	CSX Corp.	2,000

2,559	Genesee & Wyoming, Inc., Class – A (a)	223

5,244	Hertz Global Holdings, Inc. (a)	91

1,889	Hunt (JB) Transportation Services, Inc.	191

4,383	Kansas City Southern	508

5,943	Knight-Swift Transportation Holdings, Inc.	194

1,348	Landstar System, Inc.	147

12,967	Norfolk Southern Corp.	2,424

993	Old Dominion Freight Line, Inc.	143

2,239	Ryder System, Inc.	139

1,824	Schneider National, Inc.	38

13,427	Union Pacific Corp.	2,245

1,070	Werner Enterprises, Inc.	37

		8,703

	Semiconductors & Semiconductor Equipment — 2.65%

9,327	Advanced Micro Devices, Inc. (a)	238

15,765	Analog Devices, Inc.	1,660

12,150	Applied Materials, Inc.	482

11,178	Broadcom, Inc.	3,361

946	Cirrus Logic, Inc. (a)	40

4,000	Cree, Inc. (a)	229

8,006	Cypress Semiconductor Corp.	119

3,517	First Solar, Inc. (a)	186

1,865	Integrated Device Technology, Inc. (a)	91

199,922	Intel Corp.	10,735

2,537	KLA-Tencor Corp.	303

1,528	Lam Research Corp.	274

18,953	Marvell Technology Group Ltd.	377

2,699	Maxim Integrated Products, Inc.	144

2,231	Microchip Technology, Inc.	185

19,656	Micron Technology, Inc. (a)	812

532	MKS Instruments, Inc.	50

399	Monolithic Power Systems, Inc.	54

5,730	NVIDIA Corp.	1,029

14,529	NXP Semiconductors N.V.	1,284

4,106	ON Semiconductor Corp. (a)	84

6,033	Qorvo, Inc. (a)	433

66,105	Qualcomm, Inc.	3,770

3,990	Skyworks Solutions, Inc.	329

694	Synaptics, Inc. (a)	28

7,362	Teradyne, Inc.	293

14,725	Texas Instruments, Inc.	1,562

419	Universal Display Corp.	64

1,072	Versum Materials, Inc.	54

4,832	Xilinx, Inc.	613

		28,883

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Software — 2.79%

514	2U, Inc. (a)	$36

678	ACI Worldwide, Inc. (a)	22

6,704	Adobe Systems, Inc. (a)	1,787

1,978	ANSYS, Inc. (a)	361

1,376	Aspen Technology, Inc. (a)	143

1,002	Atlassian Corp. PLC, Class – A (a)	113

4,787	Autodesk, Inc. (a)	746

6,489	Cadence Design Systems, Inc. (a)	412

2,166	CDK Global, Inc.	127

328	Ceridian HCM Holding, Inc. (a)	17

1,936	Citrix Systems, Inc.	193

689	Docusign, Inc. (a)	36

79	Elastic NV (a)	6

765	Fair Isaac Corp. (a)	208

4,476	FireEye, Inc. (a)	75

2,355	Fortinet, Inc. (a)	198

775	Guidewire Software, Inc. (a)	75

4,455	Intuit, Inc.	1,165

1,089	LogMeln, Inc.	87

1,705	Manhattan Associates, Inc. (a)	94

106,497	Microsoft Corp.	12,561

12,522	Nuance Communications, Inc. (a)	212

1,348	Nutanix, Inc., Class – A (a)	51

109,003	Oracle Corp.	5,855

481	Paycom Software, Inc. (a)	91

354	Pegasystems, Inc.	23

510	Pluralsight, Inc., Class – A (a)	16

494	Proofpoint, Inc. (a)	60

1,832	PTC, Inc. (a)	169

705	RealPage, Inc. (a)	43

2,887	Red Hat, Inc. (a)	527

662	RingCentral, Inc., Class – A (a)	71

9,971	Salesforce.com, Inc. (a)	1,579

1,758	ServiceNow, Inc. (a)	433

246	Solarwinds Corp. (a)	5

1,405	Splunk, Inc. (a)	175

4,135	SS&C Technologies Holdings, Inc.	263

33,855	Symantec Corp.	778

7,190	Synopsys, Inc. (a)	828

762	Tableau Software, Inc., Class – A (a)	97

295	The Ultimate Software Group, Inc. (a)	97

365	Tyler Technologies, Inc. (a)	75

443	Verint Systems, Inc. (a)	27

1,013	VMware, Inc., Class – A	183

1,408	Workday, Inc., Class – A (a)	272

1,020	Zendesk, Inc. (a)	87

		30,479

	Specialty Retail — 1.62%

1,777	Aaron’s, Inc.	93

6,276	Abercrombie & Fitch Co., Class – A	172

3,037	Advance Auto Parts, Inc.	518

16,428	American Eagle Outfitters, Inc.	364

1,226	Asbury Automotive Group, Inc. (a)	85

3,569	AutoNation, Inc. (a)	127

884	AutoZone, Inc. (a)	905

16,636	Bed Bath & Beyond, Inc.	283

13,696	Best Buy Co., Inc.	973

647	Burlington Stores, Inc. (a)	101

1,551	Caleres, Inc.	38

4,206	CarMax, Inc. (a)	294

13,486	Chico’s FAS, Inc.	58

5,259	Dick’s Sporting Goods, Inc.	194

6,837	DSW, Inc., Class – A	152

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Specialty Retail (continued)

569	Floor & Decor Holdings, Inc., Class – A (a)	$23

10,128	Foot Locker, Inc.	614

6,478	GameStop Corp., Class – A	66

20,472	Gap, Inc.	536

1,617	Genesco, Inc. (a)	74

1,065	Group 1 Automotive, Inc.	69

3,941	Guess?, Inc.	77

12,237	L Brands, Inc.	337

18,619	Lowe’s Companies, Inc.	2,038

3,897	Michaels Companies, Inc. The (a)	45

2,027	Murphy USA, Inc. (a)	174

24,813	Office Depot, Inc.	90

2,630	O’Reilly Automotive, Inc. (a)	1,021

2,282	Penske Automotive Group, Inc.	102

216	Restoration Hardware Co. (a)	22

6,950	Ross Stores, Inc.	647

10,829	Sally Beauty Holdings, Inc. (a)	199

1,851	Signet Jewelers Ltd.	50

1,366	Sleep Number Corp. (a)	64

2,579	The Buckle, Inc.	48

285	The Children’s Place Retail Stores, Inc.	28

17,664	The Home Depot, Inc.	3,390

36,583	The TJX Companies, Inc.	1,947

4,603	Tiffany & Co.	486

2,982	Tractor Supply Co.	292

1,155	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	403

3,625	Urban Outfitters, Inc. (a)	107

6,671	Williams-Sonoma, Inc.	375

		17,681

	Technology Hardware, Storage & Peripherals — 1.50%

56,921	Apple, Inc.	10,813

6,423	Dell Technologies, Inc. (a)	377

77,941	Hewlett Packard Enterprise Co.	1,203

94,054	HP, Inc.	1,827

1,757	NCR Corp. (a)	48

2,542	NetApp, Inc.	176

1,546	Pure Storage, Inc., Class – A (a)	34

14,792	Seagate Technology Holdings, Inc.	708

13,130	Western Digital Corp.	631

15,963	Xerox Corp.	510

		16,327

	Textiles, Apparel & Luxury Goods — 0.54%

3,830	Capri Holdings Ltd. (a)	175

2,401	Carter’s, Inc.	242

1,425	Columbia Sportswear Co.	148

1,311	Deckers Outdoor Corp. (a)	193

6,805	Fossil Group, Inc. (a)	93

1,731	G-III Apparel Group Ltd. (a)	69

8,746	Hanesbrands, Inc.	156

951	Lululemon Athletica, Inc. (a)	155

25,030	NIKE, Inc., Class – B	2,109

3,277	PVH Corp.	400

4,082	Ralph Lauren Corp.	529

3,648	Skechers USA, Inc., Class – A (a)	123

2,521	Steven Madden Ltd.	85

10,475	Tapestry, Inc.	340

5,688	Under Armour, Inc., Class – A (a)	120

3,406	Under Armour, Inc., Class – C (a)	64

9,501	V.F. Corp.	826

		5,827

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Thrifts & Mortgage Finance — 0.03%

2,007	Capitol Federal Financial, Inc.	$27

22,418	New York Community Bancorp, Inc.	259

1,637	Northwest Bancshares, Inc.	28

2,502	TFS Financial Corp.	41

		355

	Tobacco — 0.92%

30,940	Altria Group, Inc.	1,777

91,975	Philip Morris International, Inc.	8,130

840	Universal Corp.	48

2,750	Vector Group Ltd.	30

		9,985

	Trading Companies & Distributors — 0.26%

3,930	Air Lease Corp.	135

1,830	Aircastle Ltd.	37

892	Applied Industrial Technologies, Inc.	53

5,580	Fastenal Co.	359

1,416	GATX Corp.	108

9,426	HD Supply Holdings, Inc. (a)	409

558	Kaman Corp.	33

4,054	MRC Global, Inc. (a)	71

3,266	MSC Industrial Direct Co., Inc., Class – A	270

5,457	NOW, Inc. (a)	76

909	Rush Enterprises, Inc., Class – A	38

1,341	United Rentals, Inc. (a)	153

4,579	Univar, Inc. (a)	101

1,981	W.W. Grainger, Inc.	597

1,329	Watsco, Inc.	190

4,546	WESCO International, Inc. (a)	241

		2,871

	Transportation Infrastructure — 0.02%

6,375	Macquarie Infrastructure Corp.	263

	Water Utilities — 0.11%

8,683	American Water Works Co., Inc.	905

7,871	Aqua America, Inc.	287

		1,192

	Wireless Telecommunication Services — 0.09%

31,198	Sprint Nextel Corp. (a)	176

7,138	Telephone & Data Systems, Inc.	219

7,764	T-Mobile USA, Inc. (a)	537

1,501	U.S. Cellular Corp. (a)	69

		1,001

	Total Common Stocks	911,386

Principal Amount (000)

	U.S. Treasury Obligation — 0.02%

$165	U.S. Treasury Bill, 2.34%, 6/6/19 (b) (c)	164

	Total U.S. Treasury Obligation	164

Shares

	Exchange-Traded Fund — 0.09%

6,408	iShares Russell 1000 ETF	1,008

	Total Exchange-Traded Fund	1,008

Shares	Security Description	Value (000)

	Investment Companies — 15.12%

298,414	Dreyfus Treasury Securities Cash Management, Institutional Shares, 2.27% (d)	$298

164,393,008	State Street Institutional Treasury Plus Money Market Fund, Premier Class, 2.30% (d)	164,393

	Total Investment Companies	164,691

	Total Investments (cost $974,369) — 98.92%	1,077,249

	Other assets in excess of liabilities — 1.08%	11,730

	Net Assets—100.00%	$1,088,979

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on March 31, 2019.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2019.

The Institutional Value Equity Portfolio	Mellon Investments Corporation*	Pacific Investment Management Company, LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	64.96%	18.73%	—	—	83.69%
U.S. Treasury Obligation	0.02%	—	—	—	0.02%
Exchange-Traded Fund	0.09%	—	—	—	0.09%
Investment Companies	0.22%	—	13.31%	1.59%	15.12%
Other Assets (Liabilities)	0.10%	0.08%	0.89%	0.01%	1.08%

Total Net Assets	65.39%	18.81%	14.20%	1.60%	100.00%

*	Formerly BNY Mellon Asset Management North America Corporation.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	964	6/21/19	$136,782	$3,933
E-Mini S&P Midcap 400 Future	195	6/21/19	37,069	717

			$173,851	$4,650

		Total Unrealized Appreciation		$4,650
		Total Unrealized Depreciation		—

		Total Net Unrealized Appreciation/(Depreciation)		$4,650

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 98.68%

	Aerospace & Defense — 2.49%

42,345	Airbus SE, ADR	$1,402

890	BWX Technologies, Inc.	44

6,271	General Dynamics Corp.	1,062

2,732	Harris Corp.	436

391	HEICO Corp.	37

728	HEICO Corp., Class – A	61

605	Hexcel Corp.	42

360	Huntington Ingalls Industries, Inc.	75

1,611	L3 Technologies, Inc.	332

5,693	Lockheed Martin Corp.	1,709

1,511	Northrop Grumman Corp.	407

6,883	Raytheon Co.	1,253

68,029	Safran SA, ADR	2,332

20,394	The Boeing Co.	7,779

475	TransDigm Group, Inc. (a)	216

18,040	United Technologies Corp.	2,325

		19,512

	Air Freight & Logistics — 0.08%

3,314	C.H. Robinson Worldwide, Inc.	288

4,946	Expeditors International of Washington, Inc.	376

		664

	Airlines — 0.04%

5,393	Southwest Airlines Co.	280

12	Spirit Airlines, Inc. (a)	1

		281

	Automobiles — 0.78%

253,378	Ford Motor Co.	2,225

13,760	Tesla Motors, Inc. (a)	3,851

		6,076

	Banks — 2.11%

99,079	Bank of America Corp.	2,734

51,877	Bank OZK	1,503

33,202	CIT Group, Inc.	1,593

6,530	Citigroup, Inc.	406

7,630	Citizens Financial Group, Inc.	248

1,150	Cullen/Frost Bankers, Inc.	112

65,896	Fifth Third Bancorp	1,662

52,512	First Horizon National Corp.	734

3,853	First Republic Bank	387

27,297	FNB Corp.	289

48,862	JPMorgan Chase & Co.	4,946

368	SVB Financial Group (a)	82

36,671	Wells Fargo & Co.	1,772

394	Western Alliance Bancorp (a)	16

		16,484

	Beverages — 1.16%

7,576	Brown-Forman Corp., Class – B	400

8,931	Monster Beverage Corp. (a)	487

29,046	PepsiCo, Inc.	3,560

98,241	The Coca-Cola Co.	4,603

		9,050

	Biotechnology — 2.47%

14,868	AbbVie, Inc.	1,198

23,177	Alexion Pharmaceuticals, Inc. (a)	3,133

24,435	Amgen, Inc.	4,643

22,259	BioMarin Pharmaceutical, Inc. (a)	1,977

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Biotechnology (continued)

6,529	Exact Sciences Corp. (a)	$566

7,181	Intercept Pharmaceuticals, Inc. (a)	803

10,660	Ionis Pharmaceuticals, Inc. (a)	865

14,463	Neurocrine Biosciences, Inc. (a)	1,274

2,019	Regeneron Pharmaceuticals, Inc. (a)	829

4,908	Sage Therapeutics, Inc. (a)	781

1,014	Seattle Genetics, Inc. (a)	74

17,338	Vertex Pharmaceuticals, Inc. (a)	3,189

		19,332

	Building Products — 0.36%

24,229	A.O. Smith Corp.	1,292

404	Armstrong World Industries, Inc.	32

5,752	Lennox International, Inc.	1,521

		2,845

	Capital Markets — 1.64%

171,858	BGC Partners, Inc., Class – A	913

2,554	CBOE Holdings, Inc.	244

6,242	CME Group, Inc.	1,027

1,203	FactSet Research Systems, Inc.	299

1,764	Federated Investors, Inc., Class – B	52

4,446	Franklin Resources, Inc.	147

2,582	Intercontinental Exchange Group, Inc.	197

84,935	Invesco Ltd.	1,639

50,482	Legg Mason, Inc.	1,381

5,371	LPL Financial Holdings, Inc.	374

349	MarketAxess Holdings, Inc.	86

1,577	Moody’s Corp.	286

390	Morningstar, Inc.	49

838	MSCI, Inc. Common	167

20,883	S&P Global, Inc.	4,396

2,729	SEI Investments Co.	143

5,465	T. Rowe Price Group, Inc.	547

7,304	TD Ameritrade Holding Corp.	365

8,409	The Charles Schwab Corp.	360

6,545	Virtu Financial, Inc., Class – A	155

		12,827

	Chemicals — 1.48%

3,430	Air Products & Chemicals, Inc.	655

49,856	Ecolab, Inc.	8,801

999	FMC Corp.	77

1,601	International Flavors & Fragrances, Inc.	206

934	Livent Corp. (a)	11

1,388	LyondellBasell Industries N.V., Class – A	117

25,185	The Chemours Co.	936

1,773	The Sherwin-Williams Co.	764

		11,567

	Commercial Services & Supplies — 0.24%

2,657	Cintas Corp.	536

6,652	Copart, Inc. (a)	403

1,301	KAR Auction Services, Inc.	67

4,338	Rollins, Inc.	181

3,677	Waste Connections, Inc.	326

3,522	Waste Management, Inc.	366

		1,879

	Communications Equipment — 0.78%

1,194	Arista Networks, Inc. (a)	375

101,754	Cisco Systems, Inc.	5,494

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Communications Equipment (continued)

885	F5 Networks, Inc. (a)	$139

153	Motorola Solutions, Inc.	21

377	Palo Alto Networks, Inc. (a)	92

		6,121

	Construction & Engineering — 0.03%

2,650	Jacobs Engineering Group, Inc.	199

374	Quanta Services, Inc.	14

		213

	Consumer Finance — 0.47%

95	Credit Acceptance Corp. (a)	43

135,033	Navient Corp.	1,562

65,833	Synchrony Financial	2,100

		3,705

	Containers & Packaging — 0.27%

1,280	AptarGroup, Inc.	136

747	Avery Dennison Corp.	84

841	Packaging Corporation of America	84

2,077	Sonoco Products Co.	128

43,765	WestRock Co.	1,678

		2,110

	Distributors — 0.05%

2,966	Genuine Parts Co.	332

381	Pool Corp.	63

		395

	Diversified Consumer Services — 0.02%

516	Bright Horizons Family Solutions, Inc. (a)	66

1,727	Service Corporation International	69

1,276	ServiceMaster Global Holdings, Inc. (a)	60

		195

	Diversified Financial Services — 0.77%

18,079	AXA Equitable Holdings, Inc.	364

28,293	Berkshire Hathaway, Inc., Class – B (a)	5,684

99	Voya Financial, Inc.	5

		6,053

	Diversified Telecommunication Services — 0.71%

65,735	AT&T, Inc.	2,061

58,986	Verizon Communications, Inc.	3,488

		5,549

	Electric Utilities — 0.48%

28,713	Edison International	1,778

60,955	PPL Corp.	1,935

		3,713

	Electrical Equipment — 0.21%

5,157	AMETEK, Inc.	428

13,448	Emerson Electric Co.	921

1,210	Hubbell, Inc.	143

931	Rockwell Automation, Inc.	163

		1,655

	Electronic Equipment, Instruments & Components — 0.22%

8,822	Amphenol Corp., Class – A	833

1,465	CDW Corporation of Delaware	141

2,490	Cognex Corp.	127

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Electronic Equipment, Instruments & Components (continued)

1,015	Dolby Laboratories, Inc., Class – A	$64

3,517	FLIR Systems, Inc.	167

289	IPG Photonics Corp. (a)	44

3,147	National Instruments Corp.	140

1,757	Trimble Navigation Ltd. (a)	71

493	Zebra Technologies Corp., Class – A (a)	103

		1,690

	Energy Equipment & Services — 0.22%

1,606	Apergy Corp. (a)	66

2	Dril-Quip, Inc. (a)	—

468,229	Nabors Industries Ltd.	1,611

		1,677

	Entertainment — 1.44%

35,711	Activision Blizzard, Inc.	1,626

24,761	Netflix, Inc. (a)	8,828

7,392	The Walt Disney Co.	821

		11,275

	Equity Real Estate Investment Trusts — 2.55%

8,008	American Tower Corp.	1,578

7,111	Apple Hospitality REIT, Inc.	116

88,860	Brixmor Property Group, Inc.	1,632

217	CoreCivic, Inc.	4

12,245	Crown Castle International Corp.	1,567

16,745	Equinix, Inc.	7,589

804	Equity Lifestyle Properties, Inc.	92

59,134	Hospitality Properties Trust	1,556

11,741	Outfront Media, Inc.	275

28,781	Parks Hotels & Resorts, Inc.	895

126,515	Senior Housing Properties Trust	1,490

112,279	SITE Centers Corp.	1,529

36,250	The Macerich Co.	1,571

		19,894

	Food & Staples Retailing — 1.43%

25,873	Costco Wholesale Corp.	6,265

54	Sprouts Farmers Market, Inc. (a)	1

11,718	Sysco Corp.	782

16,968	Walgreens Boots Alliance, Inc.	1,074

31,287	Wal-Mart Stores, Inc.	3,051

		11,173

	Food Products — 1.55%

70,463	ConAgra Foods, Inc.	1,954

3,603	Flowers Foods, Inc.	77

1,045	Hershey Co.	120

5,224	Hormel Foods Corp.	234

413	Lamb Weston Holding, Inc.	31

2,546	McCormick & Company, Inc.	384

142,800	Mondelez International, Inc., Class – A	7,128

2,332	The J.M. Smucker Co.	272

57,730	The Kraft Heinz Co.	1,885

		12,085

	Health Care Equipment & Supplies — 2.69%

34,185	Abbott Laboratories	2,733

398	Abiomed, Inc. (a)	114

746	Align Technology, Inc. (a)	212

11,112	Baxter International, Inc.	904

6,721	Becton, Dickinson & Co.	1,678

12,668	Boston Scientific Corp. (a)	486

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Health Care Equipment & Supplies (continued)

23,794	Danaher Corp.	$3,141

813	Dexcom, Inc. (a)	97

14,187	Edwards Lifesciences Corp. (a)	2,714

584	Hill-Rom Holdings, Inc.	62

2,690	IDEXX Laboratories, Inc. (a)	601

8,582	Intuitive Surgical, Inc. (a)	4,898

1,225	Medtronic PLC	112

4,072	ResMed, Inc.	423

9,642	Stryker Corp.	1,904

85	Teleflex, Inc.	26

332	The Cooper Companies, Inc.	98

824	Varex Imaging Corp. (a)	28

2,841	Varian Medical Systems, Inc. (a)	403

3,346	Zimmer Holdings, Inc.	427

		21,061

	Health Care Providers & Services — 3.07%

5,215	Anthem, Inc.	1,497

418	Centene Corp. (a)	22

2,061	Cigna Corp.	331

1,313	Covetrus, Inc. (a)	42

22,394	CVS Caremark Corp.	1,208

10,019	HCA Holdings, Inc.	1,306

3,283	Henry Schein, Inc. (a)	197

1,265	Humana, Inc.	336

1,952	Laboratory Corporation of America Holdings (a)	299

4,595	McKesson Corp.	538

2,799	Quest Diagnostics, Inc.	252

72,079	UnitedHealth Group, Inc.	17,822

389	WellCare Health Plans, Inc. (a)	105

		23,955

	Health Care Technology — 0.42%

51,381	Cerner Corp. (a)	2,940

2,596	Veeva Systems, Inc. (a)	329

		3,269

	Hotels, Restaurants & Leisure — 2.32%

3,386	Chipotle Mexican Grill, Inc. (a)	2,405

1,046	Choice Hotels International, Inc.	81

419	Domino’s Pizza, Inc.	108

874	Dunkin’ Brands Group, Inc.	66

18,188	Marriott International, Inc., Class – A	2,275

18,816	McDonald’s Corp.	3,574

111,554	Starbucks Corp.	8,294

1,032	The Wendy’s Co.	18

310	Vail Resorts, Inc.	67

7,868	Yum China Holdings, Inc.	353

8,846	YUM! Brands, Inc.	883

		18,124

	Household Durables — 0.03%

2,470	Garmin Ltd.	213

	Household Products — 1.13%

5,143	Church & Dwight Co., Inc.	366

17,683	Colgate-Palmolive Co.	1,212

7,129	Kimberly-Clark Corp.	883

30,424	Spectrum Brands Holdings, Inc.	1,667

2,554	The Clorox Co.	410

41,123	The Procter & Gamble Co.	4,279

		8,817

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Independent Power and Renewable Electricity Producers — 0.00%

541	NRG Energy, Inc., Class – C	$23

	Industrial Conglomerates — 1.02%

12,543	3M Co.	2,606

380,319	General Electric Co.	3,799

4,278	Honeywell International, Inc.	680

2,488	Roper Industries, Inc.	851

		7,936

	Insurance — 0.97%

7,992	Aon PLC	1,364

1,196	Arthur J. Gallagher & Co.	93

10,152	Assurant, Inc.	964

41,294	Brighthouse Financial, Inc. (a)	1,499

4,821	Brown & Brown, Inc.	142

171	Erie Indemnity Co., Class – A	31

15,337	Marsh & McLennan Companies, Inc.	1,440

5,631	The Progressive Corp.	406

2,499	Torchmark Corp.	205

44,581	Unum Group	1,507

		7,651

	Interactive Media & Services — 6.63%

14,091	Alphabet, Inc., Class – A (a)	16,584

15,389	Alphabet, Inc., Class – C (a)	18,056

64,038	Facebook, Inc., Class – A (a)	10,674

646	Interactive Corp. (a)	136

344	Match Group, Inc.	19

138,154	Tencent Holdings Ltd., ADR	6,352

36	TripAdvisor, Inc. (a)	2

		51,823

	Internet & Direct Marketing Retail — 5.52%

36,647	Alibaba Group Holding Ltd., ADR (a)	6,687

16,954	Amazon.com, Inc. (a)	30,191

3,568	Booking Holdings, Inc. (a)	6,226

		43,104

	IT Services — 11.13%

12,377	Accenture PLC, Class – A	2,179

77,419	Automatic Data Processing, Inc.	12,367

1,297	Booz Allen Hamilton Holding Corp.	75

3,472	Broadridge Financial Solutions, Inc.	360

12,000	Cognizant Technology Solutions Corp.	869

113,463	Conduent, Inc. (a)	1,569

1,695	Fidelity National Information Services, Inc.	192

4,581	First Data Corp. (a)	120

4,024	Fiserv, Inc. (a)	355

49,940	FleetCor Technologies, Inc. (a)	12,315

3,976	Global Payments, Inc.	543

1,209	GoDaddy, Inc., Class – A (a)	91

17,954	International Business Machines Corp.	2,533

2,207	Jack Henry & Associates, Inc.	306

64,083	MasterCard, Inc., Class – A	15,088

19,033	Okta, Inc. (a)	1,575

6,384	Paychex, Inc.	512

71,888	PayPal Holdings, Inc. (a)	7,465

33,300	Square, Inc., Class – A (a)	2,495

4,973	Total System Services, Inc.	472

978	Twilio, Inc., Class – A (a)	126

854	VeriSign, Inc. (a)	155

158,651	Visa, Inc., Class – A	24,781

304	WEX, Inc. (a)	58

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	IT Services (continued)

2,790	Worldpay, Inc., Class – A (a)	$317

		86,918

	Leisure Products — 0.02%

1,422	Polaris Industries, Inc.	120

	Life Sciences Tools & Services — 1.03%

754	Agilent Technologies, Inc.	61

1,141	Bio-Techne Corp.	227

440	Bruker Biosciences Corp.	17

447	Charles River Laboratories International, Inc. (a)	65

12,101	Illumina, Inc. (a)	3,759

817	IQVIA Holdings, Inc. (a)	118

785	Mettler-Toledo International, Inc. (a)	568

239	PerkinElmer, Inc.	23

9,568	Thermo Electron Corp.	2,618

2,297	Waters Corp. (a)	578

		8,034

	Machinery — 0.98%

14,552	Allison Transmission Holdings, Inc.	654

4,926	Caterpillar, Inc.	667

1,017	Crane Co.	86

16,520	Deere & Co.	2,640

2,856	Donaldson Company, Inc.	143

3,369	Dover Corp.	316

6,615	Fortive Corp.	555

1,569	Graco, Inc.	78

2,179	IDEX Corp.	331

8,257	Illinois Tool Works, Inc.	1,184

1,218	Ingersoll-Rand PLC	131

506	Nordson, Inc.	67

17	Snap-on, Inc.	3

927	The Toro Co.	64

491	WABCO Holdings, Inc. (a)	65

4,073	Wabtec Corp.	300

4,438	Xylem, Inc.	351

		7,635

	Marine — 0.01%

1,159	Kirby Corp. (a)	87

	Media — 0.18%

25,864	Comcast Corp., Class – A	1,034

2,004	Discovery Communications, Inc., Class – C (a)	51

182	Fox Corp., Class – A (a)	7

66	Fox Corp., Class – B (a)	2

4,801	Omnicom Group, Inc.	350

		1,444

	Metals & Mining — 0.00%

369	Steel Dynamics, Inc.	13

	Mortgage Real Estate Investment Trusts — 1.42%

92,405	AGNC Investment Corp.	1,663

171,429	Annaly Capital Management, Inc.	1,712

80,116	Chimera Investment Corp.	1,501

209,459	MFA Financial, Inc.	1,523

95,064	New Residential Investment Corp.	1,608

70,033	Starwood Property Trust, Inc.	1,565

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Mortgage Real Estate Investment Trusts (continued)

110,017	Two Harbors Investment Corp.	$1,489

		11,061

	Multiline Retail — 0.11%

939	Dollar General Corp.	112

4,517	Dollar Tree, Inc. (a)	475

3,752	Kohl’s Corp.	258

		845

	Multi-Utilities — 0.21%

21,844	Dominion Resources, Inc.	1,675

	Oil, Gas & Consumable Fuels — 2.07%

1,313	Cheniere Energy, Inc. (a)	90

533,583	Chesapeake Energy Corp. (a)	1,654

36,263	Chevron Corp.	4,467

209,233	Encana Corp.	1,515

77,509	EQT Corp.	1,608

57,373	Exxon Mobil Corp.	4,635

11,537	ONEOK, Inc.	806

188,598	QEP Resources, Inc. (a)	1,469

		16,244

	Personal Products — 0.85%

189,463	Coty, Inc., Class – A ^	2,179

1,318	Herbalife Ltd. (a)	70

26,361	The Estee Lauder Companies, Inc., Class – A	4,364

		6,613

	Pharmaceuticals — 3.37%

95,523	AstraZeneca PLC, ADR	3,862

35,929	Bristol-Myers Squibb Co.	1,714

19,396	Eli Lilly & Co.	2,517

37,835	Johnson & Johnson	5,289

84,414	Merck & Co., Inc.	7,020

56,590	Novo Nordisk A/S, Class – B, ADR	2,960

57,042	Pfizer, Inc.	2,423

4,788	Zoetis, Inc.	482

		26,267

	Professional Services — 0.21%

331	CoStar Group, Inc. (a)	154

2,353	Equifax, Inc.	279

4,977	IHS Markit Ltd. (a)	271

4,001	Robert Half International, Inc.	261

1,517	TransUnion Holding Company, Inc.	101

4,817	Versik Analytics, Inc., Class – A	641

		1,707

	Real Estate Management & Development — 0.19%

1,272	CBRE Group, Inc., Class – A (a)	63

128,120	Realogy Holdings Corp.	1,460

		1,523

	Road & Rail — 1.49%

57,529	CSX Corp.	4,304

1,303	Landstar System, Inc.	143

1,128	Lyft, Inc., Class – A (a)	88

375	Old Dominion Freight Line, Inc.	54

42,229	Union Pacific Corp.	7,061

		11,650

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Semiconductors & Semiconductor Equipment — 2.72%

96,872	Advanced Micro Devices, Inc. (a)	$2,472

7,262	Analog Devices, Inc.	764

6,209	Applied Materials, Inc.	246

12,720	Broadcom, Inc.	3,825

94,338	Intel Corp.	5,067

1,378	KLA-Tencor Corp.	165

1,153	Lam Research Corp.	206

28,189	Marvell Technology Group Ltd.	561

2,547	Maxim Integrated Products, Inc.	135

1,854	Microchip Technology, Inc.	154

7,602	Micron Technology, Inc. (a)	314

22,872	NVIDIA Corp.	4,108

3,857	ON Semiconductor Corp. (a)	79

30,091	Qualcomm, Inc.	1,716

9,164	Texas Instruments, Inc.	972

2,371	Versum Materials, Inc.	119

2,830	Xilinx, Inc.	359

		21,262

	Software — 13.90%

27,017	Adobe Systems, Inc. (a)	7,200

1,974	ANSYS, Inc. (a)	361

908	Atlassian Corp. PLC, Class – A (a)	102

63,453	Autodesk, Inc. (a)	9,887

3,967	Citrix Systems, Inc.	395

1,303	Fortinet, Inc. (a)	109

5,843	Intuit, Inc.	1,527

321,225	Microsoft Corp.	37,886

63,347	Oracle Corp.	3,402

1,114	PTC, Inc. (a)	103

65,031	Red Hat, Inc. (a)	11,881

118,583	Salesforce.com, Inc. (a)	18,781

66,571	SAP AG, ADR	7,686

9,658	ServiceNow, Inc. (a)	2,381

19,745	Splunk, Inc. (a)	2,460

1,505	SS&C Technologies Holdings, Inc.	96

151	Synopsys, Inc. (a)	17

615	Tableau Software, Inc., Class – A (a)	78

2,326	VMware, Inc., Class – A	420

20,006	Workday, Inc., Class – A (a)	3,858

		108,630

	Specialty Retail — 4.28%

1,357	Aaron’s, Inc.	71

1,475	Advance Auto Parts, Inc.	252

597	AutoZone, Inc. (a)	611

6,005	Best Buy Co., Inc.	427

376	Burlington Stores, Inc. (a)	59

1,902	Dick’s Sporting Goods, Inc.	70

77,792	Lowe’s Companies, Inc.	8,516

1,946	O’Reilly Automotive, Inc. (a)	756

9,045	Ross Stores, Inc.	842

26,585	The Home Depot, Inc.	5,101

159,890	The TJX Companies, Inc.	8,508

2,234	Tiffany & Co.	236

1,256	Tractor Supply Co.	123

22,640	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	7,895

		33,467

	Technology Hardware, Storage & Peripherals — 3.53%

124,164	Apple, Inc.	23,584

2,245	NetApp, Inc.	156

38,672	Western Digital Corp.	1,859

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Technology Hardware, Storage & Peripherals (continued)

62,681	Xerox Corp.	$2,005

		27,604

	Textiles, Apparel & Luxury Goods — 2.25%

51,148	Kering, ADR	2,935

14,522	Lululemon Athletica, Inc. (a)	2,379

132,322	NIKE, Inc., Class – B	11,145

1,252	Ralph Lauren Corp.	162

4,830	Tapestry, Inc.	157

3,743	Under Armour, Inc., Class – A (a)	79

3,770	Under Armour, Inc., Class – C (a)	71

6,722	V.F. Corp.	584

		17,512

	Thrifts & Mortgage Finance — 0.22%

146,301	New York Community Bancorp, Inc.	1,693

	Tobacco — 0.34%

30,396	Philip Morris International, Inc.	2,687

	Trading Companies & Distributors — 0.12%

7,224	Fastenal Co.	465

983	MSC Industrial Direct Co., Inc., Class – A	81

1,221	W.W. Grainger, Inc.	367

		913

	Transportation Infrastructure — 0.20%

37,414	Macquarie Infrastructure Corp.	1,542

	Total Common Stocks	771,142

	Investment Companies — 0.88%

480,479	Federated Treasury Obligations Fund, Institutional Shares, 2.29% ^^(b)	480

6,379,207	State Street Institutional Treasury Plus Money Market Fund, Premier Class, 2.30% (b)	6,379

	Total Investment Companies	6,859

Principal Amount (000)

	Repurchase Agreement — 0.22%

$1,717	Jefferies LLC, 2.60%, 4/1/19 (Purchased on 3/29/19, proceeds at maturity $1,717,143 collateralized by U.S. Treasury Obligations, 2.40% - 2.97%, 8/15/19 - 2/15/47 fair value $1,751,106) ^^	1,717

	Total Repurchase Agreement	1,717

	Total Investments (cost $398,124) — 99.78%	779,718

	Other assets in excess of liabilities — 0.22%	1,757

	Net Assets—100.00%	$781,475

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

^	All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019, was $2,151 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on March 31, 2019.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2019.

The Growth Equity Portfolio	Jennison Associates, LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	24.83%	73.85%	—	98.68%
Investment Companies	—	0.88%	—	0.88%
Repurchase Agreement	—	0.22%	—	0.22%
Other Assets (Liabilities)	0.38%	-0.16%	0.00%	0.22%

Total Net Assets	25.21%	74.79%	0.00%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini Nasdaq 100 Future	15	6/21/19	$2,220	$72
E-Mini S&P 500 Future	17	6/21/19	2,412	54
E-Mini S&P Midcap 400 Future	3	6/21/19	571	3

			$5,203	$129

	Total Unrealized Appreciation			$129
	Total Unrealized Depreciation			—

	Total Net Unrealized Appreciation/(Depreciation)			$129

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 93.65%

	Aerospace & Defense — 2.89%

62,653	Airbus SE, ADR	$2,074

1,576	Arconic, Inc.	30

4,063	BWX Technologies, Inc.	201

284	Curtiss-Wright Corp.	32

5,243	General Dynamics Corp.	888

5,382	Harris Corp.	860

1,582	HEICO Corp.	150

3,095	HEICO Corp., Class – A	260

961	Hexcel Corp.	66

1,463	Huntington Ingalls Industries, Inc.	303

290	L3 Technologies, Inc.	60

10,975	Lockheed Martin Corp.	3,294

8,322	Northrop Grumman Corp.	2,244

14,391	Raytheon Co.	2,620

100,680	Safran SA, ADR	3,452

4,349	Spirit Aerosystems Holdings, Inc., Class – A	398

128	Teledyne Technologies, Inc. (a)	30

27,116	Textron, Inc.	1,374

47,970	The Boeing Co.	18,297

4,603	TransDigm Group, Inc. (a)	2,090

10,761	United Technologies Corp.	1,387

		40,110

	Air Freight & Logistics — 0.50%

7,389	C.H. Robinson Worldwide, Inc.	643

9,149	Expeditors International of Washington, Inc.	694

10,008	FedEx Corp.	1,816

31,815	United Parcel Service, Inc., Class – B	3,555

5,078	XPO Logistics, Inc. (a)	273

		6,981

	Airlines — 0.31%

438	Alaska Air Group, Inc.	25

1,507	American Airlines Group, Inc.	48

116	Copa Holdings SA, Class – A	9

8,161	Delta Air Lines, Inc.	422

1,151	JetBlue Airways Corp. (a)	19

70,386	Southwest Airlines Co.	3,653

891	United Continental Holdings, Inc. (a)	71

		4,247

	Auto Components — 0.07%

350	Adient PLC	5

9,391	Aptiv PLC	746

762	BorgWarner, Inc.	29

2,121	Garrett Motion, Inc. (a)	31

7,910	Gentex Corp.	164

873	Goodyear Tire & Rubber Co.	16

546	Lear Corp.	74

849	Visteon Corp. (a)	57

		1,122

	Automobiles — 0.55%

14,723	Ford Motor Co.	129

4,906	General Motors Co.	182

607	Harley-Davidson, Inc.	22

25,709	Tesla Motors, Inc. (a)	7,195

1,752	Thor Industries, Inc.	109

		7,637

	Banks — 2.24%

625	Associated Banc-Corp.	13

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Banks (continued)

267,767	Bank of America Corp.	$7,387

155	Bank of Hawaii Corp.	12

450	Bank OZK	13

386	BankUnited, Inc.	13

2,840	BB&T Corp.	132

387	BOK Financial Corp.	32

417	CIT Group, Inc.	20

24,279	Citigroup, Inc.	1,511

1,752	Citizens Financial Group, Inc.	57

30,609	Comerica, Inc.	2,243

362	Commerce Bancshares, Inc.	21

22,993	Cullen/Frost Bankers, Inc.	2,232

977	East West Bancorp, Inc.	47

2,854	Fifth Third Bancorp	72

30	First Citizens BancShares, Inc., Class – A	12

560	First Hawaiian, Inc.	15

1,193	First Horizon National Corp.	17

593	First Republic Bank	60

1,194	FNB Corp.	13

3,991	Huntington Bancshares, Inc.	51

115,788	JPMorgan Chase & Co.	11,720

3,850	KeyCorp	61

528	M&T Bank Corp.	83

453	PacWest Bancorp	17

1,362	People’s United Financial, Inc.	22

1,462	Pinnacle Financial Partners, Inc.	80

1,734	PNC Financial Services Group, Inc.	213

42,927	Popular, Inc.	2,238

246	Prosperity Bancshares, Inc.	17

4,016	Regions Financial Corp.	57

1,457	Signature Bank	187

824	Sterling Bancorp/DE	15

1,693	SunTrust Banks, Inc.	100

1,704	SVB Financial Group (a)	379

2,547	Synovus Financial Corp.	88

610	TCF Financial Corp.	13

1,302	Texas Capital Bancshares, Inc. (a)	71

5,608	U.S. Bancorp	270

810	Umpqua Holdings Corp.	13

337	Webster Financial Corp.	17

27,667	Wells Fargo & Co.	1,337

2,559	Western Alliance Bancorp (a)	105

206	Wintrust Financial Corp.	14

699	Zions Bancorp	32

		31,122

	Beverages — 1.42%

2,221	Brown-Forman Corp., Class – A	114

13,967	Brown-Forman Corp., Class – B	737

400	Coca-Cola European Partners PLC	21

13,831	Constellation Brands, Inc., Class – A	2,425

9,002	Keurig Dr Pepper, Inc.	252

632	Molson Coors Brewing Co., Class – B	38

16,302	Monster Beverage Corp. (a)	890

63,296	PepsiCo, Inc.	7,756

160,339	The Coca-Cola Co.	7,513

		19,746

	Biotechnology — 3.83%

61,871	AbbVie, Inc.	4,986

1,944	Agios Pharmaceuticals, Inc. (a)	131

41,516	Alexion Pharmaceuticals, Inc. (a)	5,612

6,290	Alkermes PLC (a)	229

3,261	Alnylam Pharmaceuticals, Inc. (a)	305

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Biotechnology (continued)

45,305	Amgen, Inc.	$8,606

17,662	Biogen Idec, Inc. (a)	4,175

39,797	BioMarin Pharmaceutical, Inc. (a)	3,535

1,516	Bluebird Bio, Inc. (a)	239

28,642	Celgene Corp. (a)	2,702

4,917	Exact Sciences Corp. (a)	426

11,991	Exelixis, Inc. (a)	285

94,847	Gilead Sciences, Inc.	6,166

7,169	Incyte Corp. (a)	617

5,096	Ionis Pharmaceuticals, Inc. (a)	414

938	Moderna, Inc. (a)	19

3,643	Neurocrine Biosciences, Inc. (a)	321

10,253	Regeneron Pharmaceuticals, Inc. (a)	4,210

9,263	Sage Therapeutics, Inc. (a)	1,473

2,708	Sarepta Therapeutics, Inc. (a)	323

4,372	Seattle Genetics, Inc. (a)	320

158	United Therapeutics Corp. (a)	19

43,109	Vertex Pharmaceuticals, Inc. (a)	7,930

		53,043

	Building Products — 0.13%

5,812	A.O. Smith Corp.	310

3,159	Allegion PLC	287

1,842	Armstrong World Industries, Inc.	146

2,613	Fortune Brands Home & Security, Inc.	124

3,488	Johnson Controls International PLC	129

1,333	Lennox International, Inc.	352

8,983	Masco Corp.	354

403	Owens Corning, Inc.	19

3,280	Resideo Technologies, Inc. (a)	63

301	USG Corp.	13

		1,797

	Capital Markets — 1.77%

196	Affiliated Managers Group, Inc.	21

1,344	Ameriprise Financial, Inc.	172

3,372	Bank of New York Mellon Corp.	170

1,006	BGC Partners, Inc., Class – A	5

450	BlackRock, Inc., Class – A	192

4,143	CBOE Holdings, Inc.	395

5,034	CME Group, Inc.	828

3,186	E*Trade Financial Corp.	148

4,727	Eaton Vance Corp.	191

1,653	Evercore Partners, Inc., Class – A	150

1,481	FactSet Research Systems, Inc.	368

1,147	Franklin Resources, Inc.	38

1,291	Goldman Sachs Group, Inc.	248

2,666	Interactive Brokers Group, Inc., Class – A	138

15,345	Intercontinental Exchange Group, Inc.	1,168

1,478	Invesco Ltd.	29

4,377	Lazard Ltd., Class – A	158

316	Legg Mason, Inc.	9

3,613	LPL Financial Holdings, Inc.	252

1,499	MarketAxess Holdings, Inc.	369

6,733	Moody’s Corp.	1,219

4,486	Morgan Stanley	189

6,943	Morningstar, Inc.	875

3,406	MSCI, Inc. Common	677

31,028	Northern Trust Corp.	2,806

1,910	Raymond James Financial, Inc.	154

44,788	S&P Global, Inc.	9,431

5,457	SEI Investments Co.	285

2,265	State Street Corp.	149

8,940	T. Rowe Price Group, Inc.	895

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Capital Markets (continued)

11,359	TD Ameritrade Holding Corp.	$568

49,047	The Charles Schwab Corp.	2,097

1,268	The Nasdaq OMX Group, Inc.	111

1,596	Virtu Financial, Inc., Class – A	38

		24,543

	Chemicals — 0.99%

811	Air Products & Chemicals, Inc.	155

393	Albemarle Corp.	32

12,884	Ashland Global Holdings, Inc.	1,007

3,704	Axalta Coating Systems Ltd. (a)	93

226	Cabot Corp.	9

3,690	Celanese Corp., Series A	364

58,743	CF Industries Holdings, Inc.	2,401

26,285	DowDuPont, Inc.	1,401

514	Eastman Chemical Co.	39

6,808	Ecolab, Inc.	1,202

4,963	Element Solutions, Inc. (a)	50

2,422	FMC Corp.	186

805	Huntsman Corp.	18

2,140	International Flavors & Fragrances, Inc.	276

14,188	Linde PLC	2,496

6,735	LyondellBasell Industries N.V., Class – A	566

306	NewMarket Corp.	133

619	Olin Corp.	14

1,434	PPG Industries, Inc.	162

1,345	RPM International, Inc.	78

7,214	The Chemours Co.	268

1,279	The Mosaic Co.	35

953	The Scotts Miracle-Gro Co.	75

5,654	The Sherwin-Williams Co.	2,435

706	Valvoline, Inc.	13

2,148	W.R. Grace & Co.	168

1,354	Westlake Chemical Corp.	92

		13,768

	Commercial Services & Supplies — 0.33%

174	ADT, Inc.	1

4,253	Cintas Corp.	860

191	Clean Harbors, Inc. (a)	14

8,290	Copart, Inc. (a)	502

14,532	KAR Auction Services, Inc.	746

3,260	Republic Services, Inc., Class – A	262

5,928	Rollins, Inc.	247

311	Stericycle, Inc. (a)	17

200	Waste Connections, Inc.	18

18,324	Waste Management, Inc.	1,903

		4,570

	Communications Equipment — 0.89%

2,308	Arista Networks, Inc. (a)	726

626	Arris International PLC (a)	20

103,553	Cisco Systems, Inc.	5,590

704	Commscope Holding, Inc. (a)	15

179	EchoStar Corp., Class – A (a)	7

18,824	F5 Networks, Inc. (a)	2,953

12,307	Juniper Networks, Inc.	326

4,334	Motorola Solutions, Inc.	609

7,994	Palo Alto Networks, Inc. (a)	1,942

752	Ubiquiti Networks, Inc.	113

		12,301

	Construction & Engineering — 0.01%

589	AECOM Technology Corp. (a)	17

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Construction & Engineering (continued)

237	Arcosa, Inc.	$7

525	Fluor Corp.	19

472	Jacobs Engineering Group, Inc.	36

2,153	Quanta Services, Inc.	82

83	Valmont Industries, Inc.	11

		172

	Construction Materials — 0.09%

1,594	Eagle Materials, Inc., Class – A	134

2,373	Martin Marietta Materials, Inc.	477

5,087	Vulcan Materials Co.	603

		1,214

	Consumer Finance — 0.43%

1,541	Ally Financial, Inc.	42

20,351	American Express Co.	2,224

3,165	Capital One Financial Corp.	259

425	Credit Acceptance Corp. (a)	192

38,623	Discover Financial Services	2,749

972	Navient Corp.	11

286	OneMain Holdings, Inc.	9

949	Santander Consumer USA Holdings, Inc.	20

1,607	SLM Corp.	16

12,036	Synchrony Financial	384

		5,906

	Containers & Packaging — 0.13%

230	AptarGroup, Inc.	24

30	Ardagh Group SA	–

3,577	Avery Dennison Corp.	403

1,599	Ball Corp.	93

335	Bemis Company, Inc.	19

2,754	Berry Plastics Group, Inc. (a)	148

5,211	Crown Holdings, Inc. (a)	284

2,667	Graphic Packaging Holding Co.	34

3,123	International Paper Co.	145

593	Owens-Illinois, Inc.	11

3,820	Packaging Corporation of America	379

3,781	Sealed Air Corp.	174

1,437	Silgan Holdings	43

368	Sonoco Products Co.	23

926	WestRock Co.	36

		1,816

	Distributors — 0.11%

1,376	Genuine Parts Co.	154

39,231	LKQ Corp. (a)	1,113

1,606	Pool Corp.	265

		1,532

	Diversified Consumer Services — 0.25%

1,924	Bright Horizons Family Solutions, Inc. (a)	245

3,372	Frontdoor, Inc. (a)	116

15	Graham Holdings Co.	10

1,941	Grand Canyon Education, Inc. (a)	222

100,984	H&R Block, Inc.	2,418

3,516	Service Corporation International	141

5,551	ServiceMaster Global Holdings, Inc. (a)	259

		3,411

	Diversified Financial Services — 0.45%

719	AXA Equitable Holdings, Inc.	14

30,793	Berkshire Hathaway, Inc., Class – B (a)	6,186

1,093	Jefferies Financial Group, Inc.	21

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Diversified Financial Services (continued)

942	Voya Financial, Inc.	$47

		6,268

	Diversified Telecommunication Services — 0.71%

117,633	AT&T, Inc.	3,689

217,410	CenturyLink, Inc.	2,607

54,467	Verizon Communications, Inc.	3,221

9,192	Zayo Group Holdings, Inc. (a)	261

		9,778

	Electric Utilities — 0.25%

928	Alliant Energy Corp.	44

1,851	American Electric Power, Inc.	155

25,345	Avangrid, Inc.	1,276

2,663	Duke Energy Corp.	240

1,158	Edison International	72

659	Entergy Corp.	63

987	Evergy, Inc.	57

1,154	Eversource Energy	82

3,612	Exelon Corp.	181

1,771	FirstEnergy Corp.	74

400	Hawaiian Electric Industries, Inc.	16

1,779	NextEra Energy, Inc.	344

726	OGE Energy Corp.	31

1,885	PG&E Corp. (a)	34

407	Pinnacle West Capital Corp.	39

2,655	PPL Corp.	84

9,677	The Southern Co.	500

1,924	Xcel Energy, Inc.	108

		3,400

	Electrical Equipment — 0.35%

147	Acuity Brands, Inc.	18

2,465	AMETEK, Inc.	205

1,648	Eaton Corp. PLC	133

18,719	Emerson Electric Co.	1,282

160,360	GrafTech International Ltd.	2,050

1,576	Hubbell, Inc.	186

595	nVent Electric PLC	16

160	Regal-Beloit Corp.	13

4,907	Rockwell Automation, Inc.	861

4,031	Sensata Technologies Holding PLC (a)	182

		4,946

	Electronic Equipment, Instruments & Components — 0.25%

11,935	Amphenol Corp., Class – A	1,127

317	Arrow Electronics, Inc. (a)	24

432	Avnet, Inc.	19

5,892	CDW Corporation of Delaware	568

6,762	Cognex Corp.	344

691	Coherent, Inc. (a)	98

2,907	Corning, Inc.	96

233	Dolby Laboratories, Inc., Class – A	15

818	FLIR Systems, Inc.	39

1,473	IPG Photonics Corp. (a)	224

609	Jabil Circuit, Inc.	16

682	Keysight Technologies, Inc. (a)	59

839	Littelfuse, Inc.	153

3,739	National Instruments Corp.	166

908	Trimble Navigation Ltd. (a)	37

2,157	Zebra Technologies Corp., Class – A (a)	452

		3,437

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Energy Equipment & Services — 0.10%

294	Apergy Corp. (a)	$12

2,003	Baker Hughes, Inc.	56

35,571	Halliburton Co.	1,042

393	Helmerich & Payne, Inc.	22

1,961	Nabors Industries Ltd.	7

1,414	National Oilwell Varco, Inc.	38

811	Patterson-UTI Energy, Inc.	11

376	RPC, Inc.	4

5,183	Schlumberger Ltd.	226

2,134	Transocean Ltd. (a)	19

1,637	Weatherford International PLC (a)	1

		1,438

	Entertainment — 2.77%

83,206	Activision Blizzard, Inc.	3,788

396	Cinemark Holdings, Inc.	16

12,062	Electronic Arts, Inc. (a)	1,226

41	Liberty Media Group, Class – A (a)	1

727	Liberty Media Group, Class – C (a)	25

327	Lions Gate Entertainment Corp., Class – A	5

854	Lions Gate Entertainment Corp., Class – B	13

5,627	Live Nation Entertainment, Inc. (a)	358

53,534	Netflix, Inc. (a)	19,088

14,245	Take-Two Interactive Software, Inc. (a)	1,344

3,538	The Madison Square Garden Co., Class – A (a)	1,037

103,726	The Walt Disney Co.	11,517

16	Viacom, Inc., Class – A	1

1,287	Viacom, Inc., Class – B	36

2,850	Zynga, Inc. (a)	15

		38,470

	Equity Real Estate Investment Trusts — 2.27%

698	Alexandria Real Estate Equities, Inc.	100

501	American Campus Communities, Inc.	24

953	American Homes 4 Rent, Class – A	22

30,101	American Tower Corp.	5,931

551	Apartment Investment & Management Co. (a)	28

803	Apple Hospitality REIT, Inc.	13

1,442	AvalonBay Communities, Inc.	289

1,782	Boston Properties, Inc.	239

655	Brandywine Realty Trust	10

1,113	Brixmor Property Group, Inc.	20

582	Brookfield Property REIT, Inc., Class – A	12

323	Camden Property Trust	33

1,811	Colony Capital, Inc.	10

441	Columbia Property Trust, Inc.	10

1,504	Coresite Realty Corp.	161

385	Corporate Office Properties Trust	11

32,865	Crown Castle International Corp.	4,207

683	CubeSmart	22

381	CyrusOne, Inc.	20

1,750	Digital Realty Trust, Inc.	208

591	Douglas Emmett, Inc.	24

1,300	Duke Realty Corp.	40

513	Empire State Realty Trust, Inc., Class – A	8

271	EPR Properties	21

3,557	Equinix, Inc.	1,612

435	Equity Commonwealth	14

3,493	Equity Lifestyle Properties, Inc.	399

4,160	Equity Residential	313

600	Essex Property Trust, Inc.	174

28,732	Extra Space Storage, Inc.	2,928

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Equity Real Estate Investment Trusts (continued)

266	Federal Realty Investment Trust	$37

3,420	Gaming & Leisure Properties, Inc.	132

7,711	HCP, Inc.	241

759	Healthcare Trust of America, Inc., Class – A	22

375	Highwoods Properties, Inc.	18

602	Hospitality Properties Trust	16

2,668	Host Hotels & Resorts, Inc.	50

1,119	Hudson Pacific Property, Inc.	39

1,088	Invitation Homes, Inc.	26

4,236	Iron Mountain, Inc.	150

387	JBG SMITH Properties	16

405	Kilroy Realty Corp.	31

1,481	Kimco Realty Corp.	27

3,111	Lamar Advertising Co., Class – A	247

537	Liberty Property Trust	26

260	Life Storage, Inc.	25

1,336	Medical Properties Trust, Inc.	25

576	Mid-America Apartment Communities, Inc.	63

641	National Retail Properties, Inc.	36

1,290	OMEGA Healthcare Investors, Inc.	49

515	Outfront Media, Inc.	12

771	Paramount Group, Inc.	11

740	Parks Hotels & Resorts, Inc.	23

5,468	Prologis, Inc.	393

19,549	Public Storage	4,257

476	Rayonier, Inc.	15

2,792	Realty Income Corp.	205

553	Regency Centers Corp.	37

816	Retail Properties of America, Inc., Class – A	10

25	Retail Value, Inc.	1

4,619	SBA Communications Corp. (a)	922

873	Senior Housing Properties Trust	10

31,280	Simon Property Group, Inc.	5,699

576	SITE Centers Corp.	8

1,312	SL Green Realty Corp.	118

317	Spirit Realty Capital, Inc.	13

804	Store Capital Corp.	27

337	Sun Communities, Inc.	40

2,372	Taubman Centers, Inc.	125

495	The Macerich Co.	21

967	UDR, Inc.	44

613	Uniti Group, Inc.	7

5,168	Ventas, Inc.	330

17,906	VEREIT, Inc.	150

1,459	VICI Properties, Inc.	32

2,045	Vornado Realty Trust	138

443	Weingarten Realty Investors	13

5,661	Welltower, Inc.	439

5,887	Weyerhaeuser Co.	155

576	WP Carey, Inc.	45

		31,479

	Food & Staples Retailing — 1.96%

134	Casey’s General Stores, Inc.	17

63,701	Costco Wholesale Corp.	15,425

4,837	Sprouts Farmers Market, Inc. (a)	104

66,038	Sysco Corp.	4,409

26,986	The Kroger Co.	664

3,870	US Foods Holding Corp. (a)	135

52,003	Walgreens Boots Alliance, Inc.	3,290

31,845	Wal-Mart Stores, Inc.	3,106

		27,150

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Food Products — 0.47%

6,109	Archer-Daniels-Midland Co.	$263

5,739	Bunge Ltd.	305

6,791	Campbell Soup Co.	259

6,015	ConAgra Foods, Inc.	167

675	Flowers Foods, Inc.	14

10,138	General Mills, Inc.	525

6,182	Hershey Co.	711

3,598	Hormel Foods Corp.	161

1,045	Ingredion, Inc.	99

7,874	Kellogg Co.	452

30,619	Lamb Weston Holding, Inc.	2,296

1,330	McCormick & Company, Inc.	200

5,282	Mondelez International, Inc., Class – A	264

289	Pilgrim’s Pride Corp. (a)	6

1,565	Post Holdings, Inc. (a)	171

1	Seaboard Corp.	4

357	The Hain Celestial Group, Inc. (a)	8

2,132	The J.M. Smucker Co.	248

2,279	The Kraft Heinz Co.	74

202	TreeHouse Foods, Inc. (a)	13

5,142	Tyson Foods, Inc., Class – A	357

		6,597

	Gas Utilities — 0.01%

425	Atmos Energy Corp.	44

299	National Fuel Gas Co.	18

630	UGI Corp.	35

		97

	Health Care Equipment & Supplies — 2.22%

6,378	Abbott Laboratories	510

1,703	Abiomed, Inc. (a)	486

3,200	Align Technology, Inc. (a)	910

7,161	Baxter International, Inc.	582

3,050	Becton, Dickinson & Co.	762

44,222	Boston Scientific Corp. (a)	1,697

1,547	Cantel Medical Corp.	103

23,573	Danaher Corp.	3,112

1,363	Dentsply Sirona, Inc.	68

3,567	Dexcom, Inc. (a)	425

20,981	Edwards Lifesciences Corp. (a)	4,014

1,748	Hill-Rom Holdings, Inc.	185

989	Hologic, Inc. (a)	48

641	ICU Medical, Inc. (a)	153

3,467	IDEXX Laboratories, Inc. (a)	775

2,403	Insulet Corp. (a)	229

2,361	Integra LifeSciences Holdings Corp. (a)	132

12,786	Intuitive Surgical, Inc. (a)	7,296

19,874	Masimo Corp. (a)	2,748

20,443	Medtronic PLC	1,862

1,260	Penumbra, Inc. (a)	185

5,754	ResMed, Inc.	598

305	STERIS PLC	39

15,064	Stryker Corp.	2,975

487	Teleflex, Inc.	147

441	The Cooper Companies, Inc.	131

3,746	Varian Medical Systems, Inc. (a)	531

825	West Pharmaceutical Services, Inc.	91

751	Zimmer Holdings, Inc.	96

		30,890

	Health Care Providers & Services — 2.06%

322	Acadia Healthcare Company, Inc. (a)	9

7,301	AmerisourceBergen Corp.	581

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Health Care Providers & Services (continued)

4,128	Anthem, Inc.	$1,185

1,133	Cardinal Health, Inc.	55

14,652	Centene Corp. (a)	778

638	Chemed Corp.	204

10,853	Cigna Corp.	1,745

580	Covetrus, Inc. (a)	18

50,683	CVS Caremark Corp.	2,733

4,644	DaVita Healthcare Partners, Inc. (a)	252

34,753	Encompass Health Corp.	2,030

8,935	HCA Holdings, Inc.	1,165

3,500	Henry Schein, Inc. (a)	210

7,183	Humana, Inc.	1,911

1,299	Laboratory Corporation of America Holdings (a)	199

1,685	McKesson Corp.	197

344	MEDNAX, Inc. (a)	9

2,197	Molina Heathcare, Inc. (a)	312

728	Premier, Inc., Class – A (a)	25

2,285	Quest Diagnostics, Inc.	205

57,493	UnitedHealth Group, Inc.	14,217

309	Universal Health Services, Inc., Class – B	41

1,862	WellCare Health Plans, Inc. (a)	502

		28,583

	Health Care Technology — 0.07%

6,327	Cerner Corp. (a)	362

5,082	Veeva Systems, Inc. (a)	645

		1,007

	Hotels, Restaurants & Leisure — 2.05%

33,936	Aramark	1,003

2,191	Caesars Entertainment Corp. (a)	19

1,478	Carnival Corp., Class – A	75

5,432	Chipotle Mexican Grill, Inc. (a)	3,858

1,418	Choice Hotels International, Inc.	110

3,858	Darden Restaurants, Inc.	469

9,579	Domino’s Pizza, Inc.	2,472

3,255	Dunkin’ Brands Group, Inc.	244

4,913	Extended Stay America, Inc.	88

3,949	Hilton Grand Vacations (a)	122

23,294	Hilton Worldwide Holdings, Inc.	1,936

158	Hyatt Hotels Corp., Class – A	11

373	International Game Technology PLC	5

9,290	Las Vegas Sands Corp.	566

35,432	Marriott International, Inc., Class – A	4,432

15,166	McDonald’s Corp.	2,880

3,531	MGM Resorts International	91

804	Norwegian Cruise Line Holdings Ltd. (a)	44

15,922	Restaurant Brands International, Inc.	1,037

607	Royal Caribbean Cruises Ltd.	70

2,911	Six Flags Entertainment Corp.	144

90,515	Starbucks Corp.	6,730

7,683	The Wendy’s Co.	137

1,639	Vail Resorts, Inc.	356

4,007	Wyndham Hotels & Resorts, Inc.	200

4,028	Wyndham Worldwide Corp.	163

4,220	Wynn Resorts Ltd.	504

2,359	Yum China Holdings, Inc.	106

5,229	YUM! Brands, Inc.	522

		28,394

	Household Durables — 0.11%

8,761	D.R. Horton, Inc.	362

422	Garmin Ltd.	36

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Household Durables (continued)

483	Leggett & Platt, Inc.	$20

6,730	Lennar Corp., Class – A	330

322	Lennar Corp., Class – B	13

227	Mohawk Industries, Inc. (a)	29

1,599	Newell Rubbermaid, Inc.	25

162	NVR, Inc. (a)	447

3,999	PulteGroup, Inc.	112

1,847	Tempur Sealy International, Inc. (a)	107

3,174	Toll Brothers, Inc.	115

231	Whirlpool Corp.	31

		1,627

	Household Products — 0.87%

10,719	Church & Dwight Co., Inc.	764

14,816	Colgate-Palmolive Co.	1,015

1,572	Energizer Holdings, Inc.	71

14,700	Kimberly-Clark Corp.	1,821

743	Spectrum Brands Holdings, Inc.	41

22,365	The Clorox Co.	3,589

46,369	The Procter & Gamble Co.	4,824

		12,125

	Independent Power and Renewable Electricity Producers — 0.19%

59,837	NRG Energy, Inc., Class – C	2,541

2,409	The AES Corp.	44

4,554	Vistra Energy Corp.	119

		2,704

	Industrial Conglomerates — 0.90%

21,989	3M Co.	4,569

217	Carlisle Companies, Inc.	27

32,166	General Electric Co.	321

44,940	Honeywell International, Inc.	7,142

1,054	Roper Industries, Inc.	360

		12,419

	Insurance — 1.45%

13,937	Aflac, Inc.	697

302	Alleghany Corp. (a)	185

6,538	Allstate Corp.	616

1,049	American Financial Group, Inc.	101

8,125	American International Group, Inc.	350

40	American National Insurance Co.	5

10,351	Aon PLC	1,767

4,265	Arch Capital Group Ltd. (a)	138

1,980	Arthur J. Gallagher & Co.	155

687	Assurant, Inc.	65

394	Assured Guaranty Ltd.	18

579	Athene Holding Ltd. (a)	24

938	AXIS Capital Holdings Ltd.	51

444	Brighthouse Financial, Inc. (a)	16

80,542	Brown & Brown, Inc.	2,376

5,849	Chubb Ltd.	820

2,153	Cincinnati Financial Corp.	185

142	CNA Financial Corp.	6

793	Erie Indemnity Co., Class – A	142

708	Everest Re Group Ltd.	152

400	First American Financial Corp.	21

3,195	FNF Group	117

156	Hanover Insurance Group, Inc.	18

1,303	Hartford Financial Services Group, Inc.	65

796	Lincoln National Corp.	47

2,337	Loews Corp.	112

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Insurance (continued)

184	Markel Corp. (a)	$183

13,955	Marsh & McLennan Companies, Inc.	1,309

103	Mercury General Corp.	5

71,175	MetLife, Inc.	3,029

1,845	Old Republic International Corp.	39

1,030	Principal Financial Group, Inc.	52

1,531	Prudential Financial, Inc.	141

232	Reinsurance Group of America	33

257	RenaissanceRe Holdings Ltd.	37

70,718	The Progressive Corp.	5,097

9,382	The Travelers Companies, Inc.	1,287

391	Torchmark Corp.	32

755	Unum Group	26

1,482	W.R. Berkley Corp.	126

78	White Mountains Insurance Group Ltd.	72

638	Willis Towers Watson PLC	112

		19,829

	Interactive Media & Services — 7.41%

25,143	Alphabet, Inc., Class – A (a)	29,591

24,658	Alphabet, Inc., Class – C (a)	28,931

173,146	Facebook, Inc., Class – A (a)	28,862

7,606	Interactive Corp. (a)	1,598

43,248	Match Group, Inc.	2,448

203,306	Tencent Holdings Ltd., ADR	9,348

17,435	TripAdvisor, Inc. (a)	897

28,895	Twitter, Inc. (a)	950

1,704	Zillow Group, Inc., Class – A (a)	58

3,511	Zillow Group, Inc., Class – C (a)	122

		102,805

	Internet & Direct Marketing Retail — 5.49%

59,518	Alibaba Group Holding Ltd., ADR (a)	10,859

32,698	Amazon.com, Inc. (a)	58,227

2,424	Booking Holdings, Inc. (a)	4,230

10,837	eBay, Inc.	402

16,907	Etsy, Inc. (a)	1,136

4,930	Expedia, Inc.	587

3,587	GrubHub, Inc. (a)	249

1,551	Qurate Retail, Inc. (a)	25

2,265	Wayfair, Inc., Class – A (a)	336

		76,051

	IT Services — 8.28%

48,816	Accenture PLC, Class – A	8,593

6,210	Akamai Technologies, Inc. (a)	445

1,916	Alliance Data Systems Corp.	335

2,357	Amdocs Ltd.	128

37,246	Automatic Data Processing, Inc.	5,950

5,799	Black Knight, Inc. (a)	316

5,217	Booz Allen Hamilton Holding Corp.	303

28,441	Broadridge Financial Solutions, Inc.	2,949

60,709	Cognizant Technology Solutions Corp.	4,398

710	Conduent, Inc. (a)	10

2,193	CoreLogic, Inc. (a)	82

15,889	DXC Technology Co.	1,022

2,085	EPAM Systems, Inc. (a)	353

1,036	Euronet Worldwide, Inc. (a)	148

2,190	Fidelity National Information Services, Inc.	248

21,928	First Data Corp. (a)	576

16,424	Fiserv, Inc. (a)	1,450

7,926	FleetCor Technologies, Inc. (a)	1,954

3,526	Gartner Group, Inc. (a)	535

2,753	Genpact Ltd.	97

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	IT Services (continued)

6,408	Global Payments, Inc.	$875

20,063	GoDaddy, Inc., Class – A (a)	1,509

44,437	International Business Machines Corp.	6,270

3,063	Jack Henry & Associates, Inc.	425

521	Leidos Holdings, Inc.	33

95,469	MasterCard, Inc., Class – A	22,478

3,525	Okta, Inc. (a)	292

14,835	Paychex, Inc.	1,190

110,126	PayPal Holdings, Inc. (a)	11,435

9,585	Sabre Corp.	205

57,635	Square, Inc., Class – A (a)	4,318

954	Switch, Inc., Class – A	10

3,726	Teradata Corp. (a)	163

7,255	Total System Services, Inc.	689

3,635	Twilio, Inc., Class – A (a)	470

18,982	VeriSign, Inc. (a)	3,446

185,808	Visa, Inc., Class – A	29,021

5,899	Western Union Co.	109

1,669	WEX, Inc. (a)	320

13,145	Worldpay, Inc., Class – A (a)	1,492

		114,642

	Leisure Products — 0.06%

512	Brunswick Corp.	26

4,637	Hasbro, Inc.	393

12,445	Mattel, Inc. (a)	162

2,436	Polaris Industries, Inc.	206

		787

	Life Sciences Tools & Services — 1.51%

1,175	Agilent Technologies, Inc.	94

8,290	Bio-Rad Laboratories, Inc., Class – A (a)	2,534

1,531	Bio-Techne Corp.	304

2,053	Bruker Biosciences Corp.	79

3,691	Charles River Laboratories International, Inc. (a)	536

31,743	Illumina, Inc. (a)	9,862

8,205	IQVIA Holdings, Inc. (a)	1,180

994	Mettler-Toledo International, Inc. (a)	719

401	PerkinElmer, Inc.	39

2,385	PRA Health Sciences, Inc. (a)	263

808	Qiagen N.V. (a)	33

17,085	Thermo Electron Corp.	4,677

2,852	Waters Corp. (a)	718

		21,038

	Machinery — 1.10%

247	AGCO Corp.	17

56,326	Allison Transmission Holdings, Inc.	2,530

21,740	Caterpillar, Inc.	2,945

321	Colfax Corp. (a)	10

188	Crane Co.	16

2,601	Cummins, Inc.	411

14,356	Deere & Co.	2,295

4,988	Donaldson Company, Inc.	250

536	Dover Corp.	50

481	Flowserve Corp.	22

11,144	Fortive Corp.	935

2,023	Gardner Denver Holdings, Inc. (a)	56

73	Gates Industrial Corp. PLC (a)	1

6,805	Graco, Inc.	337

2,965	IDEX Corp.	450

13,539	Illinois Tool Works, Inc.	1,943

5,845	Ingersoll-Rand PLC	630

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Machinery (continued)

322	ITT, Inc.	$19

2,566	Lincoln Electric Holdings, Inc.	215

2,144	Nordson, Inc.	284

268	Oshkosh Corp.	20

1,251	PACCAR, Inc.	85

1,335	Parker Hannifin Corp.	229

576	Pentair PLC	26

208	Snap-on, Inc.	33

563	Stanley Black & Decker, Inc.	77

247	Terex Corp.	8

1,325	The Middleby Corp. (a)	172

256	The Timken Co.	11

4,044	The Toro Co.	278

540	Trinity Industries, Inc.	12

2,179	WABCO Holdings, Inc. (a)	287

1,636	Wabtec Corp.	121

5,353	Welbilt, Inc. (a)	88

4,379	Xylem, Inc.	346

		15,209

	Marine — 0.00%

221	Kirby Corp. (a)	17

	Media — 0.76%

44,046	AMC Networks, Inc. (a)	2,500

179	Cable One, Inc.	176

13,154	CBS Corp., Class – B	625

7,944	Charter Communications, Inc., Class – A (a)	2,755

42,634	Comcast Corp., Class – A	1,705

567	Discovery Communications, Inc., Class – A (a)	15

1,263	Discovery Communications, Inc., Class – C (a)	32

809	Dish Network Corp. (a)	26

2,315	Fox Corp., Class – A (a)	85

593	Fox Corp., Class – B (a)	21

372	GCI Liberty, Inc., Class – A (a)	21

168	John Wiley & Sons, Inc., Class – A	7

95	Liberty Broadband, Class – A (a)	9

379	Liberty Broadband, Class – C (a)	35

313	Liberty SiriusXM Group, Class – A (a)	12

7,251	Liberty SiriusXM Group, Class – C (a)	277

459	News Corp., Inc.	6

1,409	News Corp., Inc., Class – A	18

10,982	Nexstar Broadcasting Group, Inc., Class – A	1,190

8,266	Omnicom Group, Inc.	603

68,431	Sirius XM Holdings, Inc.	388

3,138	The Interpublic Group of Companies, Inc.	66

325	Tribune Media Co., Class – A	15

		10,587

	Metals & Mining — 0.04%

687	Alcoa Corp. (a)	19

5,274	Freeport-McMoRan Copper & Gold, Inc.	68

1,942	Newmont Mining Corp.	69

1,160	Nucor Corp.	68

259	Reliance Steel & Aluminum Co.	23

1,235	Royal Gold, Inc.	112

3,352	Southern Copper Corp.	134

2,102	Steel Dynamics, Inc.	74

651	United States Steel Corp.	13

		580

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Mortgage Real Estate Investment Trusts — 0.03%

7,613	AGNC Investment Corp.	$137

21,394	Annaly Capital Management, Inc.	215

690	Chimera Investment Corp.	13

1,659	MFA Financial, Inc.	12

1,490	New Residential Investment Corp.	25

958	Starwood Property Trust, Inc.	21

910	Two Harbors Investment Corp.	12

		435

	Multiline Retail — 0.52%

14,766	Dollar General Corp.	1,762

2,287	Dollar Tree, Inc. (a)	240

22,940	Kohl’s Corp.	1,578

96,480	Macy’s, Inc.	2,318

4,806	Nordstrom, Inc.	213

14,249	Target Corp.	1,144

		7,255

	Multi-Utilities — 0.07%

886	Ameren Corp.	65

1,922	CenterPoint Energy, Inc.	59

1,026	CMS Energy Corp.	57

1,135	Consolidated Edison, Inc.	96

2,845	Dominion Resources, Inc.	219

659	DTE Energy Co.	82

715	MDU Resources Group, Inc.	18

1,321	NiSource, Inc.	38

1,907	Public Service Enterprise Group, Inc.	113

1,032	Sempra Energy	130

1,150	WEC Energy Group, Inc.	91

		968

	Oil, Gas & Consumable Fuels — 2.21%

8,135	Anadarko Petroleum Corp.	370

5,654	Antero Resources Corp. (a)	50

2,280	Apache Corp.	79

13,064	Cabot Oil & Gas Corp.	341

680	Centennial Resource Development, Inc., Class – A (a)	6

6,736	Cheniere Energy, Inc. (a)	460

10,090	Chesapeake Energy Corp. (a)	31

51,980	Chevron Corp.	6,403

856	Cimarex Energy Co.	60

781	CNX Resources Corp. (a)	8

1,646	Concho Resources, Inc.	183

55,070	ConocoPhillips	3,675

1,878	Continental Resources, Inc. (a)	84

1,851	Devon Energy Corp.	58

1,548	Diamondback Energy, Inc.	157

4,576	EOG Resources, Inc.	436

978	EQT Corp.	20

783	Equitrans Midstream Corp.	17

182	Extraction Oil & Gas, Inc. (a)	1

103,749	Exxon Mobil Corp.	8,384

966	Hess Corp.	58

49,220	HollyFrontier Corp.	2,425

7,153	Kinder Morgan, Inc.	143

2,884	Kosmos Energy Ltd.	18

3,101	Marathon Oil Corp.	52

2,512	Marathon Petroleum Corp.	150

606	Murphy Oil Corp.	18

1,748	Noble Energy, Inc.	43

34,655	Occidental Petroleum Corp.	2,294

7,744	ONEOK, Inc.	541

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Oil, Gas & Consumable Fuels (continued)

7,606	Parsley Energy, Inc., Class – A (a)	$147

440	PBF Energy, Inc., Class – A	14

31,764	Phillips 66	3,023

4,001	Pioneer Natural Resources Co.	609

886	QEP Resources, Inc. (a)	7

783	Range Resources Corp.	9

415	SM Energy Co.	7

907	Targa Resources Corp.	38

4,585	The Williams Companies, Inc.	132

1,569	Valero Energy Corp.	133

334	Whiting Petroleum Corp. (a)	9

1,463	WPX Energy, Inc. (a)	19

		30,712

	Paper & Forest Products — 0.00%

233	Domtar Corp.	12

	Personal Products — 0.65%

1,697	Coty, Inc., Class – A	20

44,100	Herbalife Ltd. (a)	2,337

831	Nu Skin Enterprises, Inc., Class – A	40

39,677	The Estee Lauder Companies, Inc., Class – A	6,568

		8,965

	Pharmaceuticals — 3.99%

1,268	Allergan PLC	186

143,999	AstraZeneca PLC, ADR	5,821

162,108	Bristol-Myers Squibb Co.	7,734

1,628	Catalent, Inc. (a)	66

7,700	Elanco Animal Health, Inc. (a)	247

40,787	Eli Lilly & Co.	5,293

10,814	Jazz Pharmaceuticals PLC (a)	1,546

99,982	Johnson & Johnson	13,976

87,971	Merck & Co., Inc.	7,317

1,871	Mylan N.V. (a)	53

6,418	Nektar Therapeutics (a)	216

465	Perrigo Co. PLC	22

176,557	Pfizer, Inc.	7,498

52,051	Zoetis, Inc.	5,240

		55,215

	Professional Services — 0.45%

1,462	CoStar Group, Inc. (a)	682

1,590	Equifax, Inc.	188

20,584	IHS Markit Ltd. (a)	1,118

239	ManpowerGroup, Inc.	20

2,494	Nielsen Holdings PLC	59

42,763	Robert Half International, Inc.	2,787

7,318	TransUnion Holding Company, Inc.	489

6,474	Versik Analytics, Inc., Class – A	861

		6,204

	Real Estate Management & Development — 0.03%

6,805	CBRE Group, Inc., Class – A (a)	337

701	Howard Hughes Corp. (a)	77

165	Jones Lang LaSalle, Inc.	25

461	Realogy Holdings Corp.	5

		444

	Road & Rail — 1.08%

26	AMERCO, Inc.	10

60,671	CSX Corp.	4,539

663	Genesee & Wyoming, Inc., Class – A (a)	58

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Road & Rail (continued)

4,124	Hunt (JB) Transportation Services, Inc.	$418

373	Kansas City Southern	43

476	Knight-Swift Transportation Holdings, Inc.	16

1,712	Landstar System, Inc.	187

1,669	Lyft, Inc., Class – A (a)	131

999	Norfolk Southern Corp.	187

2,614	Old Dominion Freight Line, Inc.	377

194	Ryder System, Inc.	12

540	Schneider National, Inc.	11

54,072	Union Pacific Corp.	9,041

		15,030

	Semiconductors & Semiconductor Equipment — 2.83%

37,959	Advanced Micro Devices, Inc. (a)	969

3,469	Analog Devices, Inc.	365

39,293	Applied Materials, Inc.	1,558

24,283	Broadcom, Inc.	7,302

9,957	Cypress Semiconductor Corp.	149

303	First Solar, Inc. (a)	16

115,508	Intel Corp.	6,203

6,665	KLA-Tencor Corp.	796

6,386	Lam Research Corp.	1,143

7,487	Marvell Technology Group Ltd.	149

11,370	Maxim Integrated Products, Inc.	605

9,454	Microchip Technology, Inc.	784

36,878	Micron Technology, Inc. (a)	1,524

2,225	MKS Instruments, Inc.	207

1,673	Monolithic Power Systems, Inc.	227

50,672	NVIDIA Corp.	9,098

12,164	NXP Semiconductors N.V.	1,075

17,257	ON Semiconductor Corp. (a)	355

460	Qorvo, Inc. (a)	33

4,547	Qualcomm, Inc.	259

5,347	Skyworks Solutions, Inc.	441

1,629	Teradyne, Inc.	65

39,145	Texas Instruments, Inc.	4,152

1,738	Universal Display Corp.	266

4,480	Versum Materials, Inc.	225

10,418	Xilinx, Inc.	1,321

		39,287

	Software — 10.30%

2,223	2U, Inc. (a)	157

72,700	Adobe Systems, Inc. (a)	19,375

3,445	ANSYS, Inc. (a)	629

2,795	Aspen Technology, Inc. (a)	291

4,024	Atlassian Corp. PLC, Class – A (a)	452

13,679	Autodesk, Inc. (a)	2,131

11,416	Cadence Design Systems, Inc. (a)	725

5,109	CDK Global, Inc.	301

1,506	Ceridian HCM Holding, Inc. (a)	77

31,041	Citrix Systems, Inc.	3,094

3,146	Docusign, Inc. (a)	163

336	Elastic NV (a)	27

1,127	Fair Isaac Corp. (a)	306

5,144	FireEye, Inc. (a)	86

5,725	Fortinet, Inc. (a)	481

3,289	Guidewire Software, Inc. (a)	320

23,562	Intuit, Inc.	6,159

1,453	LogMeln, Inc.	116

2,714	Manhattan Associates, Inc. (a)	150

512,959	Microsoft Corp.	60,499

1,053	Nuance Communications, Inc. (a)	18

5,590	Nutanix, Inc., Class – A (a)	211

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Software (continued)

17,844	Oracle Corp.	$958

2,039	Paycom Software, Inc. (a)	386

1,475	Pegasystems, Inc.	96

1,774	Pluralsight, Inc., Class – A (a)	56

2,069	Proofpoint, Inc. (a)	251

4,684	PTC, Inc. (a)	432

2,894	RealPage, Inc. (a)	176

26,037	Red Hat, Inc. (a)	4,757

2,738	RingCentral, Inc., Class – A (a)	295

105,496	Salesforce.com, Inc. (a)	16,708

23,315	ServiceNow, Inc. (a)	5,747

839	Solarwinds Corp. (a)	16

34,105	Splunk, Inc. (a)	4,249

24,423	SS&C Technologies Holdings, Inc.	1,556

7,348	Symantec Corp.	169

1,052	Synopsys, Inc. (a)	121

2,985	Tableau Software, Inc., Class – A (a)	380

1,219	The Ultimate Software Group, Inc. (a)	402

1,553	Tyler Technologies, Inc. (a)	317

16,716	VMware, Inc., Class – A	3,017

33,687	Workday, Inc., Class – A (a)	6,497

4,229	Zendesk, Inc. (a)	359

		142,713

	Specialty Retail — 2.50%

1,508	Advance Auto Parts, Inc.	257

206	AutoNation, Inc. (a)	7

919	AutoZone, Inc. (a)	941

41,815	Best Buy Co., Inc.	2,971

2,646	Burlington Stores, Inc. (a)	415

4,681	CarMax, Inc. (a)	327

288	Dick’s Sporting Goods, Inc.	11

2,514	Floor & Decor Holdings, Inc., Class – A (a)	104

428	Foot Locker, Inc.	26

1,264	Gap, Inc.	33

2,459	L Brands, Inc.	68

32,921	Lowe’s Companies, Inc.	3,604

1,298	Michaels Companies, Inc. The (a)	15

1,356	Murphy USA, Inc. (a)	116

4,083	O’Reilly Automotive, Inc. (a)	1,585

134	Penske Automotive Group, Inc.	6

15,021	Ross Stores, Inc.	1,398

93,333	The Home Depot, Inc.	17,909

61,342	The TJX Companies, Inc.	3,264

1,225	Tiffany & Co.	129

4,983	Tractor Supply Co.	487

2,287	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	798

2,898	Urban Outfitters, Inc. (a)	86

1,007	Williams-Sonoma, Inc.	57

		34,614

	Technology Hardware, Storage & Peripherals — 4.91%

325,327	Apple, Inc.	61,797

922	Dell Technologies, Inc. (a)	54

5,517	Hewlett Packard Enterprise Co.	85

127,239	HP, Inc.	2,472

4,122	NCR Corp. (a)	112

48,537	NetApp, Inc.	3,367

6,769	Pure Storage, Inc., Class – A (a)	147

1,092	Western Digital Corp.	52

821	Xerox Corp.	26

		68,112

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Textiles, Apparel & Luxury Goods — 1.74%

3,203	Capri Holdings Ltd. (a)	$147

1,893	Carter’s, Inc.	191

246	Columbia Sportswear Co.	26

14,684	Hanesbrands, Inc.	263

75,670	Kering, ADR	4,342

23,203	Lululemon Athletica, Inc. (a)	3,802

165,550	NIKE, Inc., Class – B	13,940

278	PVH Corp.	34

204	Ralph Lauren Corp.	26

2,812	Skechers USA, Inc., Class – A (a)	95

3,163	Tapestry, Inc.	103

5,930	Under Armour, Inc., Class – A (a)	125

6,060	Under Armour, Inc., Class – C (a)	114

10,346	V.F. Corp.	899

		24,107

	Thrifts & Mortgage Finance — 0.00%

1,758	New York Community Bancorp, Inc.	21

81	TFS Financial Corp.	1

		22

	Tobacco — 0.79%

161,128	Altria Group, Inc.	9,253

18,983	Philip Morris International, Inc.	1,678

		10,931

	Trading Companies & Distributors — 0.33%

599	Air Lease Corp.	21

11,759	Fastenal Co.	756

2,551	HD Supply Holdings, Inc. (a)	111

916	MSC Industrial Direct Co., Inc., Class – A	76

3,287	United Rentals, Inc. (a)	376

876	Univar, Inc. (a)	19

10,371	W.W. Grainger, Inc.	3,121

1,085	Watsco, Inc.	155

175	WESCO International, Inc. (a)	9

		4,644

	Transportation Infrastructure — 0.00%

295	Macquarie Infrastructure Corp.	12

	Water Utilities — 0.01%

658	American Water Works Co., Inc.	68

655	Aqua America, Inc.	24

		92

	Wireless Telecommunication Services — 0.11%

2,385	Sprint Nextel Corp. (a)	13

363	Telephone & Data Systems, Inc.	11

22,189	T-Mobile USA, Inc. (a)	1,534

21	U.S. Cellular Corp. (a)	1

		1,559

	Total Common Stocks	1,298,725

Principal Amount (000)

	U.S. Treasury Obligation — 0.00%

$50	U.S. Treasury Bill, 2.34%, 6/6/19 (b)(c)	50

	Total U.S. Treasury Obligation	50

Shares	Security Description	Value (000)

	Exchange-Traded Fund — 0.03%

2,493	iShares Russell 1000 ETF	$392

	Total Exchange-Traded Fund	392

	Investment Companies — 5.63%

76,485,020	State Street Institutional Treasury Plus Money Market Fund, Premier Class, 2.30% (d)	76,485

1,549,567	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.30% (d)	1,550

	Total Investment Companies	78,035

	Total Investments (cost $1,014,285) — 99.31%	1,377,202

	Other assets in excess of liabilities — 0.69%	9,577

	Net Assets — 100.00%	$1,386,779

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Rate disclosed represents effective yield at purchase.
(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.
(d)	The rate disclosed is the rate in effect on March 31, 2019.

ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
REIT — Real Estate Investment Trust

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2019.

The Institutional Growth Equity Portfolio	Jennison Associates, LLC	Mellon Investments Corporation*	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	20.68%	72.97%	—	—	93.65%
U.S. Treasury Obligation	—	0.00%	—	—	0.00%
Exchange-Traded Fund	—	0.03%	—	—	0.03%
Investment Companies	—	0.19%	4.68%	0.76%	5.63%
Other Assets (Liabilities)	0.34%	0.06%	0.29%	0.00%	0.69%

Total Net Assets	21.02%	73.25%	4.97%	0.76%	100.00%

*	Formerly BNY Mellon Asset Management North America Corporation.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini Nasdaq 100 Future	249	6/21/19	$36,854	$1,722
E-Mini S&P 500 Future	359	6/21/19	50,939	1,473
E-Mini S&P Midcap 400 Future	19	6/21/19	3,612	70

			$91,405	$3,265

		Total Unrealized Appreciation		$3,265
		Total Unrealized Depreciation		—

		Total Net Unrealized Appreciation/(Depreciation)		$3,265

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 92.90%

	Aerospace & Defense — 0.99%

3,133	Axon Enterprise, Inc. (a)	$170

7,000	CPI Aerostructures, Inc. (a)	46

1,610	Curtiss-Wright Corp.	182

118	Ducommun, Inc. (a)	5

15,581	Kratos Defense & Security Solutions, Inc. (a)	244

42	Mercury Systems, Inc. (a)	3

26	National Presto Industries, Inc.	3

850	Teledyne Technologies, Inc. (a)	201

7,353	Wesco Aircraft Holdings, Inc. (a)	65

		919

	Air Freight & Logistics — 0.11%

305	Atlas Air Worldwide Holdings, Inc. (a)	15

1,032	Hub Group, Inc., Class – A (a)	42

7,398	Radiant Logistics, Inc. (a)	47

		104

	Airlines — 3.19%

458	Alaska Air Group, Inc.	26

16,223	American Airlines Group, Inc.	515

15,057	Azul SA, ADR (a)	440

2,070	Hawaiian Holdings, Inc.	54

15,456	JetBlue Airways Corp. (a)	253

16,941	Mesa Air Group, Inc. (a)	141

49	SkyWest, Inc.	3

13,960	United Continental Holdings, Inc. (a)	1,114

50,044	Volaris Aviation Holding Co., ADR (a)	426

		2,972

	Auto Components — 1.15%

3,240	American Axle & Manufacturing Holdings, Inc. (a)	46

2,600	Cooper Tire & Rubber Co.	78

17,982	Dana Holding Corp.	318

2,537	Fox Factory Holding Corp. (a)	177

1,928	Garrett Motion, Inc. (a)	28

475	Gentherm, Inc. (a)	18

7,079	Modine Manufacturing Co. (a)	98

3,584	Motorcar Parts of America, Inc. (a)	68

420	Shiloh Industries, Inc. (a)	2

439	Stoneridge, Inc. (a)	13

5,587	Strattec Security Corp.	164

5,037	Superior Industries, Inc.	24

1,479	Tenneco, Inc.	33

90	Tower International, Inc.	2

		1,069

	Automobiles — 0.00%

88	Winnebago Industries, Inc.	3

	Banks — 5.34%

52	1st Source, Inc.	2

66	American National Bankshares, Inc.	2

1,260	Ameris BanCorp	43

11,900	Associated Banc-Corp.	255

696	Bank of N.T. Butterfield & Son Ltd. (The)	25

4,289	Banner Corp.	232

1,370	Berkshire Hills BanCorp, Inc.	37

2,659	Brookline BanCorp, Inc.	38

38	C&F Financial Corp.	2

4,697	Centerstate Bank Corp.	112

56	Chemung Financial Corp.	3

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Banks (continued)

36	City Holding Co.	$3

92	CNB Financial Corp.	2

7,109	Columbia Banking System, Inc.	232

1,119	Community Bankers Trust Corp.	8

48	Community Trust Bancorp, Inc.	2

2,202	Cullen/Frost Bankers, Inc.	214

46	Eagle BanCorp, Inc. (a)	2

2,709	Enterprise Financial Services Corp.	110

210	FB Financial Corp.	7

104	Fidelity Southern Corp.	3

65	Financial Institutions, Inc.	2

375	First Bancorp	13

30,889	First BanCorp	355

465	First Busey Corp.	11

7	First Citizens BancShares, Inc., Class – A	3

3,152	First Commonwealth Financial Corp.	40

77	First Community Bancshares, Inc.	3

106	First Financial BanCorp	3

46	First Financial Corp.	2

11,739	First Horizon National Corp.	164

61	First Interstate BancSystem, Inc., Class – A	2

8,529	First Midwest Bancorp, Inc.	175

848	First Northwest BanCorp	13

193	First United Corp.	3

46	Great Southern Bancorp, Inc.	2

63	Hancock Holding Co.	3

48	Heartland Financial USA, Inc.	2

1,239	Heritage Financial Corp.	37

945	Hilltop Holdings, Inc.	17

18,931	Hope Bancorp, Inc.	249

148	Horizon Bancorp, Inc.	2

2,191	Iberiabank Corp.	157

116	Independent Bank Corp.	2

63	International Bancshares Corp.	2

6,730	Investors Bancorp, Inc.	80

148	Lakeland Bancorp, Inc.	2

50	National Bankshares, Inc.	2

1,255	NBT Bancorp, Inc.	45

61	Northrim BanCorp, Inc.	2

557	OFG Bancorp	11

133	Old National Bancorp	2

2,304	Pacific Premier Bancorp, Inc.	61

5,707	PacWest Bancorp	215

444	Park National Corp.	42

79	Peoples Bancorp, Inc.	2

5,762	Popular, Inc.	300

141	Premier Financial Bancorp, Inc.	2

1,044	S & T BanCorp, Inc.	41

1,171	Sandy Spring BanCorp, Inc.	37

8,400	Seacoast Banking Corporation of Florida (a)	221

102	Sierra Bancorp	2

682	Southside Bancshares, Inc.	23

936	Spirit of Texas Bancshares, Inc. (a)	20

5,061	Synovus Financial Corp.	174

6,923	TCF Financial Corp.	143

2,752	Texas Capital Bancshares, Inc. (a)	150

34	Tompkins TrustCo, Inc.	3

4,933	TriCo Bancshares	194

101	Triumph Bancorp, Inc. (a)	3

67	Trustmark Corp.	2

109	Umpqua Holdings Corp.	2

10,982	Webster Financial Corp.	557

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Banks (continued)

761	Westamerica Bancorp	$47

		4,981

	Beverages — 0.00%

35	MGP Ingredients, Inc.	3

	Biotechnology — 2.65%

9,765	ADMA Biologics, Inc. (a)	37

2,798	Aeglea BioTherapeutics, Inc. (a)	23

3,580	Aldeyra Therapeutics, Inc. (a)	32

64	Allakos, Inc. (a)	3

210	Amicus Therapeutics, Inc. (a)	3

278	Anaptysbio, Inc. (a)	20

1,201	Ardelyx, Inc. (a)	3

5,335	Array BioPharma, Inc. (a)	130

1,119	Arrowhead Pharmaceuticals, Inc. (a)	21

1,184	Ascendis Pharma A/S, ADR (a)	139

527	Atara Biotherapeutics, Inc. (a)	21

8,331	Bellicum Pharmaceuticals, Inc. (a)	28

394	Biohaven Pharmaceutical Holding Co. Ltd. (a)	20

46	Blueprint Medicines Corp. (a)	4

6,461	Calithera Biosciences, Inc. (a)	44

423	CareDx, Inc. (a)	13

1,649	Catalyst Biosciences, Inc. (a)	13

100	Clovis Oncology, Inc. (a)	2

133	Denali Therapeutics, Inc. (a)	3

116	Emergent BioSolutions, Inc. (a)	6

32	Enanta Pharmaceuticals, Inc. (a)	3

172	Esperion Therapeutics, Inc. (a)	7

167	Fate Therapeutics, Inc. (a)	3

3,716	Fennec Pharmaceuticals, Inc. (a)	18

1,887	Fibrogen, Inc. (a)	103

728	Genomic Health, Inc. (a)	51

215	Global Blood Therapeutics, Inc. (a)	11

468	Immunomedics, Inc. (a)	9

104	Insmed, Inc. (a)	3

179	Invitae Corp. (a)	4

580	Ionis Pharmaceuticals, Inc. (a)	47

276	Iovance Biotherapeutics, Inc. (a)	3

6,964	Jounce Therapeutics, Inc. (a)	43

24,600	Kindred Biosciences, Inc. (a)	226

21	Ligand Pharmaceuticals, Inc., Class – B (a)	3

519	Madrigal Pharmaceuticals, Inc. (a)	65

5,744	Mersana Therapeutics, Inc. (a)	30

5,113	Miragen Therapeutics, Inc. (a)	14

38	Mirati Therapeutics, Inc. (a)	3

212	Momenta Pharmaceuticals, Inc. (a)	3

8,955	Myriad Genetics, Inc. (a)	298

1,780	Neurocrine Biosciences, Inc. (a)	157

15,109	NewLink Genetics Corp. (a)	29

92	Portola Pharmaceuticals, Inc. (a)	3

2,961	Proteostasis Therapeutics, Inc. (a)	4

570	PTC Therapeutics, Inc. (a)	21

9,942	Recro Pharma, Inc. (a)	58

412	Regenxbio, Inc. (a)	24

4,272	Repligen Corp. (a)	252

560	Sage Therapeutics, Inc. (a)	89

5,441	Sangamo BioSciences, Inc. (a)	52

1,608	Seattle Genetics, Inc. (a)	118

890	Spark Therapeutics, Inc. (a)	101

225	Spectrum Pharmaceuticals, Inc. (a)	2

5,283	Syndax Pharmaceuticals, Inc. (a)	28

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Biotechnology (continued)

1,685	Xoma Corp. (a)	$21

		2,471

	Building Products — 1.46%

3,545	Builders FirstSource, Inc. (a)	47

6,744	Gibraltar Industries, Inc. (a)	274

16,908	Jeld-Wen Holding, Inc. (a)	299

5,330	Masonite International Corp. (a)	266

5,701	Trex Company, Inc. (a)	351

4,158	Universal Forest Products, Inc.	124

		1,361

	Capital Markets — 2.32%

7,147	Artisan Partners Asset Management, Inc., Class – A	180

5,283	Blucora, Inc. (a)	176

3,151	Brightsphere Investment Group	43

8,800	Capital Southwest Corp.	185

15,475	Cowen Group, Inc., Class – A (a)	225

1,100	Focus Financial Partners, Inc., Class – A (a)	39

6,478	Greenhill & Co., Inc.	139

184	Hamilton Lane, Inc.	8

75	Houlihan Lokey, Inc.	3

5,102	LPL Financial Holdings, Inc.	356

3,287	Raymond James Financial, Inc.	265

19,600	Safeguard Scientifics, Inc. (a)	213

3,724	Stifel Financial Corp.	196

5,752	Victory Capital Holdings, Inc., Class – A (a)	86

2,479	Waddell & Reed Financial, Inc., Class – A	43

		2,157

	Chemicals — 1.77%

2,483	Albemarle Corp.	204

48	Cabot Corp.	2

2,117	Ferro Corp. (a)	40

6,626	FMC Corp.	509

158	Huntsman Corp.	4

11,977	Kraton Performance Polymers, Inc. (a)	385

8,001	LSB Industries, Inc. (a)	50

508	NewMarket Corp.	220

57	Stepan Co.	5

87	Trinseo SA	4

17,181	Tronox Holdings PLC, Class – A	226

35	Westlake Chemical Corp.	2

		1,651

	Commercial Services & Supplies — 1.40%

2,734	ABM Industries, Inc.	99

1,317	ACCO Brands Corp.	11

11,982	Aqua Metals, Inc. (a)	37

9,512	ARC Document Solutions, Inc. (a)	21

2,196	BrightView Holdings, Inc. (a)	32

1,307	Casella Waste Systems, Inc. (a)	46

7,424	CECO Environmental Corp. (a)	53

14,415	Covanta Holding Corp.	251

1,210	Deluxe Corp.	53

93	Ennis, Inc.	2

461	Herman Miller, Inc.	16

1,259	HNI Corp.	46

16,162	Interface, Inc.	248

125	Knoll, Inc.	2

2,187	McGrath RentCorp	124

1,300	Mobile Mini, Inc.	44

703	Multi-Color Corp.	35

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Commercial Services & Supplies (continued)

6,292	Pitney Bowes, Inc.	$43

9,718	Steelcase, Inc., Class – A	141

15	UniFirst Corp.	2

48	VSE Corp.	2

		1,308

	Communications Equipment — 0.93%

7,622	Acacia Communications, Inc. (a)	437

2,865	Ciena Corp. (a)	107

673	Clearfield, Inc. (a)	10

129	Comtech Telecommunications Corp.	3

682	DASAN Zhone Solutions, Inc. (a)	7

21,800	EMCORE Corp. (a)	80

1,437	Extreme Networks, Inc. (a)	11

451	Finisar Corp. (a)	10

550	Lumentum Holdings, Inc. (a)	31

940	NetScout Systems, Inc. (a)	26

18,100	PC-Telephone, Inc.	91

1,108	Plantronics, Inc.	51

226	Viavi Solutions, Inc. (a)	3

		867

	Construction & Engineering — 2.47%

1,546	Ameresco, Inc., Class – A (a)	25

38	Arcosa, Inc.	1

3,625	Granite Construction, Inc.	156

9,171	HC2 Holdings, Inc. (a)	22

35,591	KBR, Inc.	680

10,714	MasTec, Inc. (a)	515

107	MYR Group, Inc. (a)	4

833	Primoris Services Corp.	17

49,620	Tutor Perini Corp. (a)	850

2,938	Willscot Corp. (a)	33

		2,303

	Construction Materials — 0.61%

1,627	Eagle Materials, Inc., Class – A	137

32,017	Forterra, Inc. ^(a)	135

1,058	Martin Marietta Materials, Inc.	213

5,497	Summit Materials, Inc., Class – A (a)	87

		572

	Consumer Finance — 0.47%

68	Encore Capital Group, Inc. (a)	2

110	Enova International, Inc. (a)	3

3,272	Green Dot Corp., Class – A (a)	198

23,416	LendingClub Corp. (a)	72

43	Nelnet, Inc., Class – A	2

5,655	PRA Group, Inc. (a)	152

147	Santander Consumer USA Holdings, Inc.	3

24	World Acceptance Corp. (a)	3

		435

	Containers & Packaging — 0.68%

1,538	AptarGroup, Inc.	164

5,363	Berry Plastics Group, Inc. (a)	289

14,190	Graphic Packaging Holding Co.	179

		632

	Distributors — 0.14%

798	Pool Corp.	132

	Diversified Consumer Services — 1.79%

23,464	Career Education Corp. (a)	389

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Diversified Consumer Services (continued)

7,434	Chegg, Inc. (a)	$283

5,684	Frontdoor, Inc. (a)	196

1,938	Grand Canyon Education, Inc. (a)	222

3,321	K12, Inc. (a)	113

7,229	Regis Corp. (a)	142

2,494	Strategic Education, Inc.	327

		1,672

	Diversified Financial Services — 0.28%

62	Banco Latinoamericano de Comercio Exterior SA, Class – E	1

2,195	Cannae Holdings, Inc. (a)	53

2,605	FGL Holdings	21

9,830	Jefferies Financial Group, Inc.	185

99	Marlin Business Services Corp.	2

		262

	Diversified Telecommunication Services — 1.01%

10,951	Cogent Communications Group, Inc.	595

5,817	IDT Corp.	39

5,781	Intelsat SA (a)	91

240	Iridium Communications, Inc. (a)	6

30,600	ORBCOMM, Inc. (a)	207

11,457	Windstream Holdings, Inc. (a)	3

		941

	Electric Utilities — 0.26%

1,522	El Paso Electric Co.	90

3,048	Genie Energy Ltd.	26

98	Hawaiian Electric Industries, Inc.	4

33	IDACORP, Inc.	3

826	MGE Energy, Inc.	56

1,016	Otter Tail Corp.	51

158	PNM Resources, Inc.	7

73	Portland General Electric Co.	4

		241

	Electrical Equipment — 0.49%

2,961	Encore Wire Corp.	170

1,012	EnerSys	66

36,000	Orion Energy Systems, Inc. ^(a)	32

6,717	Sunrun, Inc. (a)	94

3,248	TPI Composites, Inc. (a)	93

		455

	Electronic Equipment, Instruments & Components — 4.21%

5,667	Anixter International, Inc. (a)	318

75	Benchmark Electronics, Inc.	2

22,036	Celestica, Inc. (a)	186

34	Dolby Laboratories, Inc., Class – A	2

47	ePlus, Inc. (a)	4

4,543	Fabrinet (a)	238

7,366	Fitbit, Inc., Class – A (a)	44

23,705	Flextronics International Ltd. (a)	237

3,077	II-VI, Inc. (a)	115

2,994	Insight Enterprises, Inc. (a)	165

565	IPG Photonics Corp. (a)	86

6,212	Itron, Inc. (a)	290

16,807	Jabil Circuit, Inc.	447

3,712	KEMET Corp.	63

131	Kimball Electronics, Inc. (a)	2

2,844	Knowles Corp. (a)	50

1,168	Littelfuse, Inc.	213

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Electronic Equipment, Instruments & Components (continued)

845	Maxwell Technologies, Inc. (a)	$4

2,548	Methode Electronics, Inc.	73

958	Novanta, Inc. (a)	81

522	OSI Systems, Inc. (a)	46

64	PC Connection, Inc.	2

3,113	PCM, Inc. (a)	114

14,900	Perceptron, Inc. (a)	112

37	Plexus Corp. (a)	2

5,081	Rogers Corp. (a)	807

59	Sanmina Corp. (a)	2

5,739	ScanSource, Inc. (a)	206

34	SYNNEX Corp.	3

22	Tech Data Corp. (a)	2

327	TTM Technologies, Inc. (a)	4

135	Vishay Intertechnology, Inc.	2

		3,922

	Energy Equipment & Services — 1.83%

18,800	Aspen Aerogels, Inc. (a)	48

13,800	C&J Energy Services, Inc. (a)	213

6,805	CARBO Ceramics, Inc. (a)	24

3,273	Diamond Offshore Drilling, Inc. (a)	34

1,846	Dril-Quip, Inc. (a)	85

29,195	Ensco PLC, Class – A, ADR	114

97	Exterran Corp. (a)	2

5,800	Gulf Island Fabrication, Inc. (a)	53

4,545	Ion Geophysical (a)	66

1,547	Liberty Oilfield Services, Inc.	24

5,876	McDermott International, Inc. (a)	44

33,200	Mitcham Industries, Inc. (a)	130

23,208	Noble Corp. PLC (a)	67

3,145	Oceaneering International, Inc. (a)	50

16,320	Pioneer Energy Services Corp. (a)	29

15,469	Profire Energy, Inc. (a)	28

4,435	Rowan Cos. PLC, Class – A (a)	48

19,066	Smart Sand, Inc. ^(a)	85

5,818	TechnipFMC PLC	136

31,330	Transocean Ltd. (a)	273

9,700	US Silica Holdings, Inc.	168

		1,721

	Entertainment — 0.47%

2,488	AMC Entertainment Holdings, Inc., Class – A	37

58,500	Ballantyne Strong, Inc. (a)	101

77,523	Global Eagle Entertainment, Inc. (a)	55

1,442	Glu Mobile, Inc. (a)	16

1,891	IMAX Corp. (a)	43

93	Liberty Braves Group (a)	3

9,371	Lions Gate Entertainment Corp., Class – B	141

88	Marcus Corp.	4

1,600	Rosetta Stone, Inc. (a)	35

		435

	Equity Real Estate Investment Trusts — 2.30%

2,510	Alexander & Baldwin, Inc.	64

492	Ashford Hospitality Trust	2

6,576	Bluerock Residential Growth REIT, Inc.	71

2,306	CareTrust REIT, Inc.	54

1,702	Chesapeake Lodging Trust	47

3,270	Clipper Realty, Inc.	44

127	CoreCivic, Inc.	2

11,932	Corporate Office Properties Trust	327

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Equity Real Estate Investment Trusts (continued)

7,800	DiamondRock Hospitality Co.	$84

2,496	EastGroup Properties, Inc.	279

6,646	Equity Commonwealth	217

1,197	Getty Realty Corp.	38

2,774	Gladstone Land Corp.	35

6,912	Global Medical REIT, Inc.	68

3,640	Global Net Lease, Inc.	69

2,387	Independence Realty Trust, Inc.	26

2,075	Industrial Logistics Property Trust	42

249	InfraREIT, Inc.	5

1,824	Innovative Industrial Properties, Inc. ^	149

2,100	Jernigan Capital, Inc.	44

5,636	Lexington Realty Trust	51

1,093	LTC Properties, Inc.	50

2,118	Mack-Cali Realty Corp.	47

3,088	Monmouth Real Estate Investment Corp., Class – A	41

1,583	National Storage Affiliates	45

24	PS Business Parks, Inc.	4

59	QTS Realty Trust, Inc., Class – L	3

128	RLJ Lodging Trust	2

2,941	RPT Realty	35

634	Saul Centers, Inc.	33

1,124	Seritage Growth Properties	50

1,481	Summit Hotel Properties, Inc.	17

2,439	Tanger Factory Outlet Centers, Inc.	51

1,792	Tier REIT, Inc.	51

		2,147

	Food & Staples Retailing — 0.29%

1,691	Casey’s General Stores, Inc.	218

1,699	Chefs’ Warehouse Holdings LLC (a)	53

		271

	Food Products — 0.62%

517	Calavo Growers, Inc.	43

41	Cal-Maine Foods, Inc.	2

7,847	Darling Ingredients, Inc. (a)	170

100	Fresh Del Monte Produce, Inc.	3

382	Freshpet, Inc. (a)	16

4,840	Hostess Brands, Inc. (a)	61

1,660	J&J Snack Foods Corp.	263

39	John B. Sanfilippo & Son, Inc.	3

776	Simply Good Foods Co. (The) (a)	16

		577

	Gas Utilities — 0.35%

480	Chesapeake Utilities Corp.	44

776	Northwest Natural Holding Co.	51

163	South Jersey Industries, Inc.	5

38	Southwest Gas Corp.	3

3,977	UGI Corp.	220

		323

	Health Care Equipment & Supplies — 6.64%

248	Abiomed, Inc. (a)	71

2,786	Cantel Medical Corp.	186

8,660	Cardiovascular Systems, Inc. (a)	335

3,520	Dexcom, Inc. (a)	419

2,568	Edwards Lifesciences Corp. (a)	491

1,206	Fonar Corp. (a)	25

2,711	Glaukos Corp. (a)	212

9,383	Insulet Corp. (a)	891

393	Intricon Corp. (a)	10

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Health Care Equipment & Supplies (continued)

5,703	Invacare Corp.	$48

2,717	iRhythm Technologies, Inc. (a)	204

1,715	LivaNova PLC (a)	167

3,198	Neogen Corp. (a)	184

802	Neuronetics, Inc. (a)	12

953	Nevro Corp. (a)	60

4,761	Novocure Ltd. (a)	229

10,753	Rockwell Medical Technologies, Inc. (a)	61

11,499	STAAR Surgical Co. (a)	393

1,725	STERIS PLC	221

364	Tactile Systems Technology, Inc. (a)	19

12,029	Tandem Diabetes Care, Inc. (a)	764

2,595	The Cooper Companies, Inc.	768

5,714	Varex Imaging Corp. (a)	194

2,094	West Pharmaceutical Services, Inc.	231

		6,195

	Health Care Providers & Services — 1.58%

10,571	AAC Holdings, Inc. (a)	19

9,339	Acadia Healthcare Company, Inc. (a)	273

1,162	Biotelemetry, Inc. (a)	73

5,170	Capital Senior Living Corp. (a)	21

13	Chemed Corp.	4

116	CorVel Corp. (a)	8

14,213	Diplomat Pharmacy, Inc. (a)	83

47	Encompass Health Corp.	3

1,673	Guardant Health, Inc. (a)	128

2,244	HealthEquity, Inc. (a)	166

1,979	LHC Group, Inc. (a)	219

373	Magellan Health Services, Inc. (a)	25

4,273	MEDNAX, Inc. (a)	116

36	Molina Heathcare, Inc. (a)	5

445	National Healthcare Corp.	34

39	Providence Service Corp. (a)	3

954	R1 RCM, Inc. (a)	9

319	Select Medical Holdings Corp. (a)	4

2,414	Tenet Healthcare Corp. (a)	70

132	The Ensign Group, Inc.	7

192	Tivity Health, Inc. (a)	3

6,930	Triple-S Management Corp., Class – A (a)	158

382	U.S. Physical Therapy, Inc.	40

		1,471

	Health Care Technology — 0.55%

885	Allscripts Healthcare Solutions, Inc. (a)	8

90	Inspire Medical System, Inc. (a)	5

655	Medidata Solutions, Inc. (a)	48

3,154	Omnicell, Inc. (a)	255

579	Tabula Rasa Healthcare, Inc. (a)	33

2,981	Teladoc, Inc. (a)	166

		515

	Hotels, Restaurants & Leisure — 1.32%

253	BJ’s Restaurant, Inc.	12

265	Bloomin’ Brands, Inc.	5

1,740	Bluegreen Vacations Corp.	26

1,095	Brinker International, Inc.	49

39,900	Century Casinos, Inc. (a)	362

505	Dave & Buster’s Entertainment, Inc.	25

767	Denny’s Corp. (a)	14

508	DineEquity, Inc.	46

54	International Speedway Corp., Class – A	2

3,094	J Alexander’s Holdings, Inc. (a)	30

863	Papa John’s International, Inc.	46

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Hotels, Restaurants & Leisure (continued)

3,161	Planet Fitness, Inc., Class – A (a)	$217

100	Scientific Games Corp., Class – A (a)	2

96	SeaWorld Entertainment, Inc. (a)	2

5,408	The Habit Restaurants, Inc. (a)	59

1,023	Vail Resorts, Inc.	223

1,426	Wingstop, Inc.	108

		1,228

	Household Durables — 1.93%

286	Cavco Industries, Inc. (a)	34

5,884	Century Communities, Inc. (a)	141

25,900	Green Brick Partners, Inc. (a)	227

2,809	iRobot Corp. (a)	330

856	La-Z-Boy, Inc.	28

4,581	LGI Homes, Inc. (a)	275

720	MDC Holdings, Inc.	21

1,111	Meritage Homes Corp. (a)	50

2,648	Roku, Inc. (a)	171

139	Skyline Champion Corp.	3

2,716	Taylor Morrison Home Corp., Class – A (a)	48

1,592	TopBuild Corp. (a)	103

3,928	TRI Pointe Homes, Inc. (a)	50

1,413	Tupperware Brands Corp.	36

6,856	Universal Electronics, Inc. (a)	255

8,017	Vuzix Corp. (a)	25

		1,797

	Household Products — 0.24%

33	Central Garden & Pet Co. (a)	1

1,469	Central Garden & Pet Co., Class – A (a)	34

3,387	Spectrum Brands Holdings, Inc.	186

		221

	Independent Power and Renewable Electricity Producers — 0.09%

220	Clearway Energy, Inc., Class – C	3

3,840	Pattern Energy Group, Inc.	85

		88

	Insurance — 2.93%

6,188	American Equity Investment Life Holding Co.	167

2,309	American Financial Group, Inc.	222

242	AMERISAFE, Inc.	14

5,340	Argo Group International Holdings Ltd.	377

7,800	Atlas Financial Holdings, Inc. (a)	19

5,248	AXIS Capital Holdings Ltd.	287

13,219	CNO Financial Group, Inc.	214

240	eHealth, Inc. (a)	15

899	Employers Holdings, Inc.	36

1,301	Everest Re Group Ltd.	281

113	FBL Financial Group, Inc., Class – A	7

4,400	First American Financial Corp.	227

8,984	Goosehead Insurance, Inc.	251

328	James River Group Holdings	13

1,578	Kemper Corp.	120

655	Kinsale Capital Group, Inc.	45

262	MBIA, Inc. (a)	2

21	Primerica, Inc.	3

186	Safety Insurance Group, Inc.	16

999	State Auto Financial Corp.	33

4,077	Trupanion, Inc. ^(a)	133

83	Universal Insurance Holdings, Inc.	3

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Insurance (continued)

2,980	W.R. Berkley Corp.	$253

		2,738

	Interactive Media & Services — 0.30%

4,782	Care.com, Inc. (a)	94

126	Match Group, Inc.	7

5,095	QuinStreet, Inc. (a)	68

22,715	The Meet Group, Inc. (a)	115

		284

	Internet & Direct Marketing Retail — 0.63%

185	1-800-FLOWERS.COM, Inc., Class – A (a)	3

3,983	Etsy, Inc. (a)	269

5,907	Overstock.com, Inc. ^(a)	98

993	Shutterfly, Inc. (a)	40

872	Shutterstock, Inc.	41

5,008	Stitch Fix, Inc., Class – A (a)	141

		592

	IT Services — 2.35%

54,813	Alithya Group, Inc. (a)	172

1,534	Alliance Data Systems Corp.	268

62	Booz Allen Hamilton Holding Corp.	4

36,077	Brightcove, Inc. (a)	304

20	CACI International, Inc., Class – A (a)	4

1,374	Cardtronics PLC (a)	49

46	Cass Information Systems, Inc.	2

47	CoreLogic, Inc. (a)	2

95	CSG Systems International, Inc.	4

2,321	Euronet Worldwide, Inc. (a)	332

5,696	EVERTEC, Inc.	158

2,314	Global Payments, Inc.	317

99	GTT Communications, Inc. ^(a)	3

1,383	Information Services Group, Inc. (a)	5

5,818	Internap Corp. (a)	29

1,660	Jack Henry & Associates, Inc.	230

38	Leidos Holdings, Inc.	2

1,757	LiveRamp Holdings, Inc. (a)	96

49	ManTech International Corp., Class – A	3

11,798	MoneyGram International, Inc. (a)	24

88	Perficient, Inc. (a)	2

1,375	Presidio, Inc.	20

32	Science Applications International Corp.	2

61	Sykes Enterprises, Inc. (a)	2

135	The Hackett Group, Inc.	2

143	Travelport Worldwide Ltd.	2

69	TTEC Holdings, Inc.	2

925	Twilio, Inc., Class – A (a)	119

677	Virtusa Corp. (a)	36

38	WEX, Inc. (a)	7

		2,202

	Leisure Products — 0.68%

11,489	Callaway Golf Co.	183

77	Johnson Outdoors, Inc., Class – A	5

33,540	Vista Outdoor, Inc. (a)	269

5,983	Yeti Holdings, Inc. ^(a)	181

		638

	Life Sciences Tools & Services — 0.96%

19	Bio-Rad Laboratories, Inc., Class – A (a)	6

102	Bruker Biosciences Corp.	4

2,503	Cambrex Corp. (a)	97

134	Codexis, Inc. (a)	3

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Life Sciences Tools & Services (continued)

8,747	ENZO Biochem, Inc. (a)	$24

6,535	Fluidigm Corp. (a)	87

7,611	Harvard Bioscience, Inc. (a)	33

113	Luminex Corp.	3

12,299	NeoGenomics, Inc. (a)	251

13,816	Pacific Biosciences of California, Inc. (a)	100

58	PRA Health Sciences, Inc. (a)	6

6,895	Qiagen N.V. (a)	280

		894

	Machinery — 3.74%

13,764	Actuant Corp., Class – A	335

48	AGCO Corp.	3

2,550	Albany International Corp., Class – A	183

2,970	Chart Industries, Inc. (a)	269

168	Columbus McKinnon Corp.	6

646	ENPRO Industries, Inc.	42

3,382	Evoqua Water Technologies Co. (a)	43

1,842	Federal Signal Corp.	48

83	Global Brass & Copper Holdings, Inc.	3

2,225	Harsco Corp. (a)	45

1,529	IDEX Corp.	232

1,220	ITT, Inc.	71

368	Kadant, Inc.	32

17,243	Kornit Digital Ltd. (a)	410

2,601	Lincoln Electric Holdings, Inc.	218

4,207	Manitex International, Inc. (a)	32

18,914	Meritor, Inc. (a)	384

151	Miller Industries, Inc.	5

47	Oshkosh Corp.	4

1,392	Proto Labs, Inc. (a)	146

21,535	REV Group, Inc.	236

1,356	SPX Corp. (a)	47

1,977	SPX FLOW, Inc. (a)	63

7,016	Terex Corp.	225

74	The Greenbrier Companies, Inc.	2

9,016	TriMas Corp. (a)	273

116	Trinity Industries, Inc.	3

150	Wabash National Corp.	2

940	WABCO Holdings, Inc. (a)	124

		3,486

	Marine — 0.27%

2,650	Kirby Corp. (a)	199

1,552	Matson, Inc.	56

		255

	Media — 0.84%

6,172	Beasley Broadcast Group, Inc.	25

10,764	Cardlytics, Inc. (a)	178

11,574	Fluent, Inc. (a)	65

3,901	Gannett Company, Inc.	41

5,607	Gray Television, Inc. (a)	120

1,900	MSG Networks, Inc., Class – A (a)	41

1,685	Nexstar Broadcasting Group, Inc., Class – A	182

363	Scholastic Corp.	14

2,029	The E.W. Scripps Co., Class – A	43

8,565	Wideopenwest, Inc. (a)	78

		787

	Metals & Mining — 2.45%

5,446	Agnico-Eagle Mines Ltd.	237

31,610	Allegheny Technologies, Inc. (a)	809

7,137	Carpenter Technology Corp.	328

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Metals & Mining (continued)

10,493	Coeur d’Alene Mines Corp. (a)	$43

151	Commercial Metals Co.	3

3,643	Compass Minerals International, Inc.	198

48,583	Ferroglobe PLC	100

1,514	Hecla Mining Co.	3

767	Kaiser Aluminum Corp.	80

34,138	Pan American Silver Corp.	453

990	Universal Stainless & Alloy Products, Inc. (a)	16

408	Warrior Met Coal, Inc.	12

		2,282

	Mortgage Real Estate Investment Trusts — 0.48%

81	Apollo Commercial Real Estate Finance, Inc.	1

831	Arbor Realty Trust, Inc.	11

3,214	Ellington Residential Mortgage REIT	38

1,873	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	48

657	Invesco Mortgage Capital, Inc.	10

1,466	KKR Real Estate Finance Trust, Inc.	29

2,760	Ladder Capital Corp.	47

307	New Residential Investment Corp.	5

5,999	New York Mortgage Trust, Inc.	37

2,005	Pennymac Mortgage Investment Trust	42

8,825	Redwood Trust, Inc.	143

1,701	TPG RE Finance Trust, Inc.	33

		444

	Multiline Retail — 0.11%

1,289	Big Lots, Inc.	49

22,194	Fred’s, Inc., Class – A (a)	55

		104

	Multi-Utilities — 0.04%

77	Avista Corp.	3

637	Unitil Corp.	35

		38

	Oil, Gas & Consumable Fuels — 2.51%

6,413	Callon Petroleum Co. (a)	48

27,020	Centennial Resource Development, Inc., Class – A (a)	238

10,511	Chesapeake Energy Corp. (a)	33

267	Delek US Holdings, Inc.	10

549	Diamondback Energy, Inc.	56

20,899	Energy Fuels, Inc. ^(a)	70

27,945	Euronav N.V.	228

18,884	GasLog Ltd.	330

5,738	Golar LNG Ltd.	121

4,763	Goodrich Petroleum Corp. (a)	65

5,812	Gulfport Energy Corp. (a)	47

5,147	Matador Resources Co. (a)	99

6,702	Murphy Oil Corp.	196

15,725	Navigator Holdings Ltd. (a)	173

8,152	Oasis Petroleum, Inc. (a)	49

14,435	Overseas Shipholding Group, Inc. (a)	33

5,827	PDC Energy, Inc. (a)	237

3,236	Ship Finance International Ltd.	40

7,704	SM Energy Co.	135

7,823	SRC Energy, Inc. (a)	40

1,030	Talos Energy, Inc. (a)	27

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Oil, Gas & Consumable Fuels (continued)

1,899	World Fuel Services Corp.	$55

		2,330

	Paper & Forest Products — 0.06%

498	Boise Cascade Co.	13

67	Domtar Corp.	3

78	Schweitzer-Mauduit International, Inc.	3

1,490	Verso Corp. (a)	33

		52

	Personal Products — 0.05%

331	Medifast, Inc.	42

16	Nu Skin Enterprises, Inc., Class – A	1

		43

	Pharmaceuticals — 1.18%

235	Aerie Pharmaceuticals, Inc. (a)	11

10,482	Amneal Pharmaceuticals, Inc. (a)	148

122	Catalent, Inc. (a)	5

15,000	Cumberland Pharmaceuticals, Inc. (a)	87

3,827	Horizon Pharma PLC (a)	101

3,612	Innovate Biopharmaceuticals, Inc. ^(a)	7

1,067	Mallinckrodt PLC (a)	23

5,554	Melinta Therapeutics, Inc. (a)	20

5,647	Menlo Therapeutics, Inc. (a)	44

427	Myokardia, Inc. (a)	22

2,500	Nektar Therapeutics (a)	84

13,151	Neos Therapeutics, Inc. (a)	34

200	Omthera Pharmaceuticals, Inc.	–

3,772	Pacira Pharmaceuticals, Inc. (a)	144

901	Phibro Animal Health Corp., Class – A	30

557	Prestige Brands Holdings, Inc. (a)	17

230	Reata Pharmaceuticals, Inc., Class – A (a)	20

278	Supernus Pharmaceuticals, Inc. (a)	10

2,064	The Medicines Co. (a)	58

27,820	TherapeuticsMD, Inc. ^(a)	135

1,749	Zogenix, Inc. (a)	96

		1,096

	Professional Services — 0.43%

8,909	Acacia Research Corp. (a)	29

1,823	CBIZ, Inc. (a)	37

37	FTI Consulting, Inc. (a)	3

68	Huron Consulting Group, Inc. (a)	3

578	ICF International, Inc.	44

401	Kelly Services, Inc., Class – A	9

982	Kforce, Inc.	34

3,811	Navigant Consulting, Inc.	74

1,569	TriNet Group, Inc. (a)	94

117	TrueBlue, Inc. (a)	3

1,821	Willdan Group, Inc. (a)	68

		398

	Real Estate Management & Development — 0.37%

1,172	HFF, Inc., Class – A	56

912	Marcus & Millichap, Inc. (a)	37

40	Rafael Holdings, Inc., Class – B (a)	1

7,170	Realogy Holdings Corp.	81

2,393	Redfin Corp. ^(a)	49

6,225	Tejon Ranch Co. (a)	109

178	The RMR Group, Inc., Class – A	11

		344

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Road & Rail — 0.96%

93	ArcBest Corp.	$3

8,178	Avis Budget Group, Inc. (a)	285

84	Covenant Transportation Group, Inc., Class – A (a)	2

2,401	Hertz Global Holdings, Inc. (a)	42

6,652	Knight-Swift Transportation Holdings, Inc.	217

103	P.A.M. Transportation Services, Inc. (a)	5

4,259	Ryder System, Inc.	264

1,217	Saia, Inc. (a)	74

		892

	Semiconductors & Semiconductor Equipment — 5.89%

7,612	Adesto Technologies Corp. (a)	46

1,752	Advanced Energy Industries, Inc. (a)	87

4,563	Advanced Micro Devices, Inc. (a)	116

599	Ambarella, Inc. (a)	26

7,266	Amkor Technology, Inc. (a)	62

58	Cirrus Logic, Inc. (a)	2

5,422	Cree, Inc. (a)	310

1,243	Cyberoptics Corp. (a)	21

18,508	Cypress Semiconductor Corp.	276

109	Diodes, Inc. (a)	4

126	Entegris, Inc.	4

7,030	FormFactor, Inc. (a)	113

19,000	GSI Technology, Inc. (a)	148

5,396	Inphi Corp. (a)	236

8,478	Integrated Device Technology, Inc. (a)	415

18,543	MA-COM Technology Solutions Holdings, Inc. (a)	310

6,088	Marvell Technology Group Ltd.	121

3,995	Maxim Integrated Products, Inc.	212

1,870	MKS Instruments, Inc.	174

6,193	Monolithic Power Systems, Inc.	840

206	ON Semiconductor Corp. (a)	4

1,306	Power Integrations, Inc.	91

7,865	Qorvo, Inc. (a)	564

7,731	QuickLogic Corp. (a)	5

11,158	Semtech Corp. (a)	569

1,572	Silicon Laboratories, Inc. (a)	127

164	Synaptics, Inc. (a)	7

3,122	Universal Display Corp.	477

12,464	Veeco Instruments, Inc. (a)	135

		5,502

	Software — 7.69%

4,686	2U, Inc. (a)	332

3,438	Alarm.com Holding, Inc. (a)	223

1,959	Alteryx, Inc. (a)	164

4,648	Asure Software, Inc. (a)	28

3,104	Avaya Holdings Corp. (a)	52

10,632	Benefitfocus, Inc. (a)	525

6,416	Blackline, Inc. (a)	297

12,451	Cloudera, Inc. (a)	136

2,890	Coupa Software, Inc. (a)	263

855	Ebix, Inc.	42

3,185	Ellie Mae, Inc. (a)	314

2,626	Envestnet, Inc. (a)	172

406	Everbridge, Inc. (a)	30

83	Fair Isaac Corp. (a)	23

1,290	Five9, Inc. (a)	68

999	Forescout Technologies, Inc. (a)	42

13,835	Fusion Connect, Inc. (a)	18

2,436	Guidewire Software, Inc. (a)	237

1,884	HubSpot, Inc. (a)	313

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Software (continued)

64	Instructure, Inc. (a)	$3

29	J2 Global, Inc.	3

107	LivePerson, Inc. (a)	3

4,865	Model N, Inc. (a)	85

2,627	New Relic, Inc. (a)	259

20,476	Nuance Communications, Inc. (a)	347

1,909	Nutanix, Inc., Class – A (a)	72

2,934	Paylocity Holding Corp. (a)	262

1,141	Progress Software Corp.	51

1,872	Proofpoint, Inc. (a)	227

1,042	PROS Holdings, Inc. (a)	44

2,471	PTC, Inc. (a)	228

62	Rapid7, Inc. (a)	3

87,356	RealNetworks, Inc. (a)	272

2,030	RingCentral, Inc., Class – A (a)	219

88	Sailpoint Technologies Holding, Inc. (a)	3

28	SPS Commerce, Inc. (a)	3

2,946	SS&C Technologies Holdings, Inc.	188

1,703	SVMK, Inc. (a)	31

37,200	Synacor, Inc. (a)	58

8,923	Telaria, Inc. (a)	57

33,100	Telenav, Inc. (a)	201

1,043	The Trade Desk, Inc. (a)	206

44,492	TiVo Corp.	415

42	Varonis Systems, Inc. (a)	3

6,107	Veritone, Inc. ^(a)	32

60	Workiva, Inc. (a)	3

8,313	Yext, Inc. (a)	182

6,230	Zscaler, Inc. (a)	441

		7,180

	Specialty Retail — 1.47%

4,868	Abercrombie & Fitch Co., Class – A	133

588	Asbury Automotive Group, Inc. (a)	41

1,791	AT Home Group, Inc. (a)	32

3,759	Bed Bath & Beyond, Inc.	64

7,586	Big 5 Sporting Goods Corp.	24

7,636	Boot Barn Holdings, Inc. (a)	225

1,366	Caleres, Inc.	34

7,105	Carvana Co. ^(a)	412

93	DSW, Inc., Class – A	2

145	Five Below, Inc. (a)	18

72	Group 1 Automotive, Inc.	5

130	Guess?, Inc.	3

462	Hudson Ltd., Class – A (a)	6

10,371	J. Jill, Inc.	57

2,585	Kirkland’s, Inc. (a)	18

610	Monro Muffler Brake, Inc.	53

16,067	Office Depot, Inc.	58

53	Penske Automotive Group, Inc.	2

99	Restoration Hardware Co. (a)	10

146	Sally Beauty Holdings, Inc. (a)	3

405	Sleep Number Corp. (a)	19

98	Sonic Automotive, Inc., Class – A	1

12,985	Tailored Brands, Inc.	102

462	The Children’s Place Retail Stores, Inc.	45

293	Tilly’s, Inc., Class – A	3

		1,370

	Technology Hardware, Storage & Peripherals — 0.24%

3,633	3D Systems Corp. (a)	39

5,100	Astronova, Inc.	104

2,933	Eastman Kodak Co. ^(a)	9

14,200	GlassBridge Enterprises, Inc. (a)	1

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Technology Hardware, Storage & Peripherals (continued)

3,200	Super Micro Computer, Inc. (a)	$68

		221

	Textiles, Apparel & Luxury Goods — 0.95%

2,165	Columbia Sportswear Co.	226

1,110	Deckers Outdoor Corp. (a)	163

73	G-III Apparel Group Ltd. (a)	3

13,805	Lakeland Industries, Inc. (a)	162

2,800	Movado Group, Inc.	102

6,374	Wolverine World Wide, Inc.	227

		883

	Thrifts & Mortgage Finance — 0.69%

1,657	Axos Financial, Inc. (a)	48

522	ESSA Bancorp, Inc.	8

55	Federal Agricultural Mortgage Corp., Class – C	4

88	First Defiance Financial Corp.	3

1,244	Flagstar Bancorp, Inc.	41

79	HomeStreet, Inc. (a)	2

2,947	Kearny Financial Corp. of Maryland	38

382	MGIC Investment Corp. (a)	5

4,468	NMI Holdings, Inc. (a)	116

2,727	OP BanCorp	24

1,418	PennyMac Financial Services, Inc.	32

1,783	Provident Financial Services, Inc.	46

418	Prudential BanCorp, Inc.	7

2,098	SI Financial Group, Inc.	27

263	TrustCo Bank Corp. NY	2

880	Walker & Dunlop, Inc.	45

5,199	WSFS Financial Corp.	200

		648

	Tobacco — 0.32%

746	Pyxus International, Inc. (a)	18

4,151	Universal Corp.	239

3,650	Vector Group Ltd.	39

		296

	Trading Companies & Distributors — 1.62%

83	Air Lease Corp.	3

3,305	Aircastle Ltd.	67

7,304	Beacon Roofing Supply, Inc. (a)	235

13,418	BMC Stock Holdings, Inc. (a)	237

5,061	DXP Enterprises, Inc. (a)	197

83	GATX Corp.	6

944	Herc Holdings, Inc. (a)	37

585	Kaman Corp.	34

11,059	MRC Global, Inc. (a)	193

3,321	NOW, Inc. (a)	46

1,052	Rush Enterprises, Inc., Class – A	44

1,118	SiteOne Landscape Supply, Inc. (a)	64

2,263	Triton International Ltd.	70

1,540	Watsco, Inc.	221

51	WESCO International, Inc. (a)	3

1,283	Willis Lease Finance Corp. (a)	54

		1,511

	Transportation Infrastructure — 0.27%

6,057	Macquarie Infrastructure Corp.	250

	Water Utilities — 0.28%

839	American States Water Co.	60

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Water Utilities (continued)

995	California Water Service Group	$54

495	Connecticut Water Service, Inc.	34

1,063	Global Water Resources, Inc.	10

628	Middlesex Water Co.	35

1,064	SJW Corp.	66

		259

	Wireless Telecommunication Services — 0.21%

30,363	Gogo, Inc. ^(a)	136

1,364	Shenandoah Telecommunications Co.	61

64	Spok Holdings, Inc.	1

		198

	Total Common Stocks	86,639

	Contingent Rights — 0.00%

	Biotechnology — 0.00%

1	Tobira Therapeutics, Inc. CVR	–

	Chemicals — 0.00%

97	Schulman, Inc. CVR (a)	–

	Financials — 0.00%

176,955	Tahoe Resources, Inc. CVR (a)	–

	Total Contingent Rights	–

	Investment Companies — 5.90%

53,900	180 Degree Capital Corp.	101

324,243	Federated Treasury Obligations Fund, Institutional Shares, 2.29% ^^(b)	324

435,443	State Street Institutional Liquid Reserves Fund, Trust Class, 0.00% (b)	435

4,645,688	State Street Institutional Treasury Plus Money Market Fund, Premier Class, 2.30% (b)	4,646

	Total Investment Companies	5,506

Principal Amount (000)

	Repurchase Agreement — 1.24%

$1,159	Jefferies LLC, 2.60%, 4/1/19 (Purchased on 3/29/19, proceeds at maturity $1,158,782 collateralized by U.S. Treasury Obligations, 2.40% – 2.97%, 8/15/19 – 2/15/47 fair value $1,181,701) ^^	1,159

	Total Repurchase Agreement	1,159

	Total Investments (cost $69,330) — 100.04%	93,304

	Liabilities in excess of other assets — (0.04)%	(33)

	Net Assets — 100.00%	$93,271

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

^	All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019, was $1,421 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.
(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on March 31, 2019.

ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2019.

The Small Capitalization-Mid Capitalization Equity Portfolio	Advisory Research, Inc.	Ariel Investments, LLC	Frontier Capital Management Company, LLC	Parametric Portfolio Associates, LLC	Pzena Investment Management, LLC	HC Capital Solutions	Total
Common Stocks	13.51%	4.81%	38.85%	27.94%	7.79%	—	92.90%
Contingent Rights	—	—	—	0.00%	—	—	0.00%
Investment Companies	0.64%	0.11%	0.08%	1.83%	—	3.24%	5.90%
Repurchase Agreement	0.63%	0.01%	0.30%	0.30%	—	—	1.24%
Other Assets (Liabilities)	-0.82%	0.14%	0.65%	-0.24%	0.22%	0.01%	-0.04%

Total Net Assets	13.96%	5.07%	39.88%	29.83%	8.01%	3.25%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Russell 2000 Mini Index Future	22	6/21/19	$1,698	$(23)

			$1,698	$(23)

		Total Unrealized Appreciation		$—
		Total Unrealized Depreciation		(23)

		Total Net Unrealized Appreciation/(Depreciation)		$(23)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 93.23%

	Aerospace & Defense — 0.89%

926	AAR Corp.	$30

2,023	Aerojet Rocketdyne Holdings, Inc. (a)	72

587	Aerovironment, Inc. (a)	40

587	Astronics Corp. (a)	19

8,790	Axon Enterprise, Inc. (a)	479

883	Cubic Corp.	50

285	Ducommun, Inc. (a)	12

22,781	Kratos Defense & Security Solutions, Inc. (a)	357

1,531	Maxar Technologies, Inc.	6

1,312	Mercury Systems, Inc. (a)	84

890	Moog, Inc., Class – A	77

138	National Presto Industries, Inc.	15

1,384	The KeyW Holding Corp. (a)	12

1,354	Triumph Group, Inc.	26

318	Vectrus, Inc. (a)	8

9,714	Wesco Aircraft Holdings, Inc. (a)	85

		1,372

	Air Freight & Logistics — 0.12%

1,616	Air Transport Services Group, Inc. (a)	37

664	Atlas Air Worldwide Holdings, Inc. (a)	34

760	Echo Global Logistics, Inc. (a)	19

799	Forward Air Corp.	52

915	Hub Group, Inc., Class – A (a)	37

1,142	Radiant Logistics, Inc. (a)	7

		186

	Airlines — 2.84%

636	Alaska Air Group, Inc.	36

361	Allegiant Travel Co.	47

22,546	American Airlines Group, Inc.	716

20,790	Azul SA, ADR (a)	607

4,105	Hawaiian Holdings, Inc.	108

21,358	JetBlue Airways Corp. (a)	349

23,804	Mesa Air Group, Inc. (a)	199

1,414	SkyWest, Inc.	77

1,911	Spirit Airlines, Inc. (a)	101

19,571	United Continental Holdings, Inc. (a)	1,560

69,635	Volaris Aviation Holding Co., ADR (a)	593

		4,393

	Auto Components — 1.08%

3,074	American Axle & Manufacturing Holdings, Inc. (a)	44

1,408	Cooper Tire & Rubber Co.	42

499	Cooper-Standard Holding, Inc. (a)	23

28,822	Dana Holding Corp.	511

745	Dorman Products, Inc. (a)	66

6,737	Fox Factory Holding Corp. (a)	471

4,421	Garrett Motion, Inc. (a)	65

957	Gentherm, Inc. (a)	35

673	LCI Industries	52

11,169	Modine Manufacturing Co. (a)	155

4,519	Motorcar Parts of America, Inc. (a)	85

446	Shiloh Industries, Inc. (a)	2

588	Standard Motor Products, Inc.	29

1,354	Stoneridge, Inc. (a)	39

688	Superior Industries, Inc.	3

1,427	Tenneco, Inc.	32

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Auto Components (continued)

548	Tower International, Inc.	$12

		1,666

	Automobiles — 0.02%

876	Winnebago Industries, Inc.	27

	Banks — 5.51%

177	1st Constitution BanCorp	3

426	1st Source, Inc.	19

205	ACNB Corp.	8

324	Allegiance Bancshares, Inc. (a)	11

329	Amalgamated Bank, Class – A	5

238	American National Bankshares, Inc.	8

1,185	Ameris BanCorp	41

251	Ames National Corp.	7

347	Arrow Financial Corp.	11

13,224	Associated Banc-Corp.	282

688	Atlantic Capital Bancshares, Inc. (a)	12

55	Auburn National BanCorp.	2

1,203	Banc of California, Inc.	17

511	BancFirst Corp.	27

1,388	BanCorp, Inc. (a)	11

2,614	BancorpSouth Bank	74

465	Bank of Commerce Holdings	5

380	Bank of Marin Bancorp	15

1,576	Bank of N.T. Butterfield & Son Ltd. (The)	57

141	Bank of Princeton (The)	4

179	Bankwell Financial Group, Inc.	5

884	Banner Corp.	48

426	Bar Harbor Bankshares, Inc.	11

336	Baycom Corp. (a)	8

375	BCB BanCorp, Inc.	5

1,149	Berkshire Hills BanCorp, Inc.	31

625	Blue Hills BanCorp, Inc.	15

2,282	Boston Private Financial Holdings, Inc.	25

451	Bridge BanCorp, Inc.	13

2,220	Brookline BanCorp, Inc.	32

539	Bryn Mawr Bank Corp.	19

291	Business First Bancshares, Inc.	7

464	Byline BanCorp, Inc. (a)	9

83	C&F Financial Corp.	4

3,350	Cadence Bancorporation	62

110	Cambridge BanCorp	9

424	Camden National Corp.	18

175	Capital BanCorp, Inc. (a)	2

323	Capital City Bank Group, Inc.	7

269	Capstar Financial Holdings, Inc.	4

591	Carolina Financial Corp.	20

2,139	Cathay BanCorp, Inc.	73

113	CB Financial Services, Inc.	3

495	CBTX, Inc.	16

13,311	Centerstate Bank Corp.	317

808	Central Pacific Financial Corp.	23

295	Central Valley Community Bancorp	6

86	Century Bancorp, Inc., Class – A	6

1,994	Chemical Financial Corp.	82

86	Chemung Financial Corp.	4

342	Citizens & Northern Corp.	9

448	City Holding Co.	34

376	Civista Bancshares, Inc.	8

420	CNB Financial Corp.	11

174	Coastal Financial Corp. (a)	3

262	Codorus Valley BanCorp, Inc.	6

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Banks (continued)

2,023	Columbia Banking System, Inc.	$66

1,392	Community Bank System, Inc.	83

641	Community Bankers Trust Corp.	5

121	Community Financial Corp. (The)	3

426	Community Trust Bancorp, Inc.	17

836	ConnectOne Bancorp, Inc.	16

144	County Bancorp, Inc.	3

799	Customers BanCorp, Inc. (a)	15

3,099	CVB Financial Corp.	65

891	Eagle BanCorp, Inc. (a)	45

273	Enterprise BanCorp, Inc.	8

6,705	Enterprise Financial Services Corp.	273

360	Equity Bancshares, Inc. (a)	10

144	Esquire Financial Holdings, Inc. (a)	3

137	Evans BanCorp, Inc.	5

255	Farmers & Merchants Banco	8

738	Farmers National Banc Corp.	10

442	FB Financial Corp.	14

68	Fidelity D&D BanCorp, Inc.	4

624	Fidelity Southern Corp.	17

424	Financial Institutions, Inc.	12

826	First Bancorp	29

42,131	First BanCorp	483

297	First Bancorp, Inc.	7

334	First Bancshares, Inc.	10

402	First Bank/Hamilton	5

1,233	First Busey Corp.	30

245	First Business Financial Services, Inc.	5

245	First Choice BanCorp	5

2,717	First Commonwealth Financial Corp.	34

425	First Community Bancshares, Inc.	14

174	First Community Corp.	3

2,647	First Financial BanCorp	64

1,810	First Financial Bankshares, Inc.	105

336	First Financial Corp.	14

248	First Financial Northwest, Inc.	4

1,079	First Foundation, Inc.	15

141	First Guaranty Bancshares, Inc.	3

15,810	First Horizon National Corp.	221

294	First Internet BanCorp	6

922	First Interstate BancSystem, Inc., Class – A	37

1,360	First Merchants Corp.	50

362	First Mid-Illinois Bancshares, Inc.	12

12,418	First Midwest Bancorp, Inc.	254

298	First Northwest BanCorp	5

661	First of Long Island Corp. (The)	14

43	First Savings Financial Group, Inc.	2

164	First United Corp.	3

768	Flushing Financial Corp.	17

339	Franklin Financial Network, Inc.	10

4,626	Fulton Financial Corp.	72

51	FVCBankcorp, Inc. (a)	1

664	German American BanCorp, Inc.	20

2,372	Glacier BanCorp, Inc.	95

301	Great Southern Bancorp, Inc.	16

1,587	Great Western Bancorp, Inc.	50

231	Guaranty Bancshares, Inc.	7

2,374	Hancock Holding Co.	96

863	Hanmi Financial Corp.	18

382	Harborone BanCorp, Inc. (a)	7

813	Heartland Financial USA, Inc.	35

1,079	Heritage Commerce Corp.	13

1,033	Heritage Financial Corp.	31

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Banks (continued)

2,000	Hilltop Holdings, Inc.	$37

4,350	Home Bancshares, Inc.	76

472	Hometrust Bancshares, Inc.	12

20,469	Hope Bancorp, Inc.	268

1,034	Horizon Bancorp, Inc.	17

333	Howard BanCorp, Inc. (a)	5

4,620	Iberiabank Corp.	332

595	Independent Bank Corp.	13

782	Independent Bank Corp.	63

906	Independent Bank Group, Inc.	46

1,524	International Bancshares Corp.	58

242	Investar Holding Corp.	5

6,588	Investors Bancorp, Inc.	78

1,215	Lakeland Bancorp, Inc.	18

668	Lakeland Financial Corp.	30

267	LCNB Corp.	5

1,330	LegacyTexas Financial Group, Inc.	50

140	Level One BanCorp, Inc.	3

688	Live Oak Bancshares, Inc.	10

758	Macatawa Bank Corp.	8

532	MBT Financial Corp.	5

454	Mercantile Bank Corp.	15

174	Metropolitan Bank Holding Corp. (a)	6

113	Mid Penn BanCorp, Inc.	3

80	Middlefield Banc Corp.	3

567	Midland States BanCorp, Inc.	14

435	MidSouth Bancorp, Inc.	5

323	MidWestOne Financial Group, Inc.	9

180	MutualFirst Financial, Inc.	5

202	MVB Financial Corp.	3

814	National Bank Holdings Corp., Class – A	27

197	National Bankshares, Inc.	8

482	National Commerce Corp. (a)	19

1,173	NBT Bancorp, Inc.	42

226	Nicolet Bankshares, Inc. (a)	13

225	Northeast BanCorp	5

200	Northrim BanCorp, Inc.	7

172	Norwood Financial Corp.	5

166	Oak Valley BanCorp	3

1,177	OFG Bancorp	23

123	Ohio Valley Banc Corp.	4

419	Old Line Bancshares, Inc.	10

4,194	Old National Bancorp	69

830	Old Second BanCorp, Inc.	10

553	Opus Bank	11

493	Origin BanCorp, Inc.	17

222	Orrstown Financial Services, Inc.	4

316	Pacific City Financial Corp.	6

470	Pacific Mercantile BanCorp (a)	4

1,282	Pacific Premier Bancorp, Inc.	34

382	Park National Corp.	36

198	Parke BanCorp, Inc.	4

564	Peapack-Gladstone Financial Corp.	15

138	Penns Woods BanCorp, Inc.	6

143	Peoples BanCorp	4

488	Peoples Bancorp, Inc.	15

198	Peoples Financial Services Corp.	9

418	People’s Utah BanCorp	11

7,877	Popular, Inc.	411

398	Preferred Bank	18

299	Premier Financial Bancorp, Inc.	5

353	QCR Holdings, Inc.	12

366	RBB BanCorp	7

258	Reliant BanCorp, Inc.	6

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Banks (continued)

1,329	Renasant Co.	$45

266	Republic Bancorp, Inc., Class – A	12

1,197	Republic First Bancorp, Inc. (a)	6

949	S & T BanCorp, Inc.	38

975	Sandy Spring BanCorp, Inc.	30

176	SB One BanCorp	4

1,290	Seacoast Banking Corporation of Florida (a)	34

422	Select BanCorp, Inc. (a)	5

1,299	ServisFirst Bancshares, Inc.	44

367	Shore Bancshares, Inc.	5

389	Sierra Bancorp	9

2,566	Simmons First National Corp.	63

292	Smartfinancial, Inc. (a)	6

987	South State Corp.	67

191	Southern First Bancshares (a)	6

532	Southern National BanCorp	8

886	Southside Bancshares, Inc.	29

334	Spirit of Texas Bancshares, Inc. (a)	7

604	Stock Yards BanCorp, Inc.	20

317	Summit Financial Group, Inc.	8

5,652	Synovus Financial Corp.	194

7,532	TCF Financial Corp.	156

3,825	Texas Capital Bancshares, Inc. (a)	209

416	Tompkins TrustCo, Inc.	32

1,840	TowneBank	46

730	TriCo Bancshares	29

693	Tristate Capital Holdings, Inc. (a)	14

688	Triumph Bancorp, Inc. (a)	20

1,816	Trustmark Corp.	61

1,279	UMB Financial Corp.	82

2,156	Union Bankshares Corp.	70

116	Union Bankshares, Inc.	5

2,732	United Bankshares, Inc.	99

2,161	United Community Banks, Inc.	54

397	United Security Bancshare/CA	4

231	Unity BanCorp, Inc.	4

790	Univest Corp.	19

8,966	Valley National Bancorp	86

1,216	Veritex Holdings, Inc.	29

407	Washington Trust BanCorp, Inc.	20

8,767	Webster Financial Corp.	445

1,438	WesBanco, Inc.	57

455	West Bancorporation, Inc.	9

722	Westamerica Bancorp	45

		8,495

	Beverages — 0.11%

2,808	Castle Brands, Inc. (a)	2

524	Celsius Holdings, Inc. (a)	2

130	Coca-Cola Bottling Co. Consolidated	37

371	Craft Brew Alliance, Inc. (a)	5

374	MGP Ingredients, Inc.	29

324	National Beverage Corp.	19

1,006	Primo Water Corp. (a)	16

229	The Boston Beer Co., Inc., Class – A (a)	67

		177

	Biotechnology — 3.44%

868	Abeona Therapeutics, Inc. (a)	6

3,176	Acadia Pharmaceuticals, Inc. (a)	85

1,237	Acceleron Pharma, Inc. (a)	58

859	Achaogen, Inc. (a)	–

3,829	Achillion Pharmaceuticals, Inc. (a)	11

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Biotechnology (continued)

1,204	Acorda Therapeutics, Inc. (a)	$16

590	Adamas Pharmaceuticals, Inc. (a)	4

425	ADMA Biologics, Inc. (a)	2

1,722	Aduro Biotech, Inc. (a)	7

1,656	Adverum Biotechnologies, Inc. (a)	9

635	Aeglea BioTherapeutics, Inc. (a)	5

2,561	Agenus, Inc. (a)	8

256	Agex Therapeutics, Inc. (a)	1

1,244	Aimmune Therapeutics, Inc. (a)	28

2,311	Akebia Therapeutics, Inc. (a)	19

281	Albireo Pharma, Inc. (a)	9

1,584	Alder Biopharmaceuticals, Inc. (a)	22

586	Aldeyra Therapeutics, Inc. (a)	5

139	Alector, Inc. (a)	3

423	Allakos, Inc. (a)	17

277	Allena Pharmaceuticals, Inc. (a)	2

589	Allogene Therapeutics, Inc. (a)	17

970	AMAG Pharmaceuticals, Inc. (a)	12

5,352	Amicus Therapeutics, Inc. (a)	73

604	Anaptysbio, Inc. (a)	44

1,047	Apellis Pharmaceuticals, Inc. (a)	20

354	Aptinyx, Inc. (a)	1

875	Arbutus BioPharma Corp. (a)	3

850	Arcus Biosciences, Inc. (a)	11

1,002	Ardelyx, Inc. (a)	3

1,371	Arena Pharmaceuticals, Inc. (a)	61

2,932	ArQule, Inc. (a)	14

18,168	Array BioPharma, Inc. (a)	444

2,576	Arrowhead Pharmaceuticals, Inc. (a)	47

2,712	Ascendis Pharma A/S, ADR (a)	319

1,173	Atara Biotherapeutics, Inc. (a)	47

1,244	Athenex, Inc. (a)	15

3,034	Athersys, Inc. (a)	5

1,019	Audentes Therapeutics, Inc. (a)	40

3,442	Aveo Phamaceuticals, Inc. (a)	3

1,443	Avid Bioservices, Inc. (a)	6

333	Avrobio, Inc. (a)	7

1,026	Bellicum Pharmaceuticals, Inc. (a)	3

3,063	BioCryst Pharmaceuticals, Inc. (a)	25

860	Biohaven Pharmaceutical Holding Co. Ltd. (a)	45

165	BioSpecifics Technologies Corp. (a)	10

3,651	BioTime, Inc. ^	5

1,150	Blueprint Medicines Corp. (a)	92

916	Calithera Biosciences, Inc. (a)	6

135	Calyxt, Inc. (a)	2

882	Cara Therapeutics, Inc. (a)	17

990	CareDx, Inc. (a)	31

1,309	CASI Pharmaceuticals, Inc. (a)	4

279	Catalyst Biosciences, Inc. (a)	2

2,577	Catalyst Pharmaceuticals, Inc. (a)	13

136	Celcuity, Inc. (a)	3

351	Cellular Biomedicine Group, Inc. (a)	6

611	ChemoCentryx, Inc. (a)	8

1,383	Chimerix, Inc. (a)	3

1,337	Clovis Oncology, Inc. (a)	33

550	Cohbar, Inc. (a)	2

1,461	Coherus Biosciences, Inc. (a)	20

574	Concert Pharmaceuticals, Inc. (a)	7

515	Constellation Pharmaceuticals, Inc. (a)	7

1,424	Corbus Pharmaceuticals Holdings, Inc. ^(a)	10

336	Corvus Pharmaceuticals, Inc. (a)	1

272	Crinetics Pharmaceuticals, Inc. (a)	6

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Biotechnology (continued)

1,269	CTI BioPharma Corp. (a)	$1

443	Cue BioPharma, Inc. (a)	3

1,203	Cytokinetics, Inc. (a)	10

1,206	CytomX Therapeutics, Inc. (a)	13

228	Deciphera Pharmaceuticals, Inc. (a)	5

1,287	Denali Therapeutics, Inc. (a)	30

1,472	Dicerna Pharmaceuticals, Inc. (a)	22

1,684	Dynavax Technologies Corp. (a)	12

316	Eagle Pharmaceuticals, Inc. (a)	16

1,281	Editas Medicine, Inc. (a)	31

425	Eidos Therapeutics, Inc. (a)	10

1,267	Emergent BioSolutions, Inc. (a)	64

470	Enanta Pharmaceuticals, Inc. (a)	45

1,652	Epizyme, Inc. (a)	20

142	Equillium, Inc. (a)	1

645	Esperion Therapeutics, Inc. (a)	26

373	Evelo Biosciences, Inc. (a)	3

1,658	Fate Therapeutics, Inc. (a)	29

265	Fennec Pharmaceuticals, Inc. (a)	1

6,431	Fibrogen, Inc. (a)	351

928	Five Prime Therapeutics, Inc. (a)	12

906	Flexion Therapeutics, Inc. (a)	11

997	Fortress Biotech, Inc. (a)	2

371	Forty Seven, Inc. (a)	6

680	G1 Therapeutics, Inc. (a)	11

2,253	Genomic Health, Inc. (a)	159

4,547	Geron Corp. (a)	8

1,512	Global Blood Therapeutics, Inc. (a)	80

972	GlycoMimetics Industries, Inc. (a)	12

362	Gossamer Bio, Inc. (a)	8

190	Gritstone Oncology, Inc. (a)	3

102	GTX, Inc. (a)	–

3,479	Halozyme Therapeutics, Inc. (a)	56

143	Harpoon Therapeutics, Inc. (a)	1

1,923	Heron Therapeutics, Inc. (a)	47

467	Homology Medicines, Inc. (a)	13

516	Idera Pharmaceuticals, Inc. (a)	1

1,001	Immune Design Corp. (a)	6

3,889	ImmunoGen, Inc. (a)	11

4,138	Immunomedics, Inc. (a)	79

2,310	Inovio Pharmaceuticals, Inc. (a)	9

2,136	Insmed, Inc. (a)	62

705	Insys Therapeutics, Inc. ^(a)	3

886	Intellia Therapeutics, Inc. (a)	15

613	Intercept Pharmaceuticals, Inc. (a)	69

2,050	Intrexon Corp. (a)	11

1,952	Invitae Corp. (a)	46

2,891	Iovance Biotherapeutics, Inc. (a)	27

3,925	Ironwood Pharmaceuticals, Inc. (a)	53

400	Jounce Therapeutics, Inc. (a)	2

2,687	Kadmon Holdings, Inc. (a)	7

1,302	Karyopharm Therapeutics, Inc. (a)	8

331	Kezar Life Sciences, Inc. (a)	6

1,082	Kindred Biosciences, Inc. (a)	10

312	Kiniksa Pharmaceuticals Ltd. (a)	6

261	Kodiak Sciences, Inc. (a)	2

809	Kura Oncology, Inc. (a)	13

577	La Jolla Pharmaceutical Co. (a)	4

1,192	Lexicon Pharmaceuticals, Inc. (a)	7

580	Ligand Pharmaceuticals, Inc., Class – B (a)	73

223	Logicbio Therapeutics, Inc. (a)	2

1,057	MacroGenics, Inc. (a)	19

197	Madrigal Pharmaceuticals, Inc. (a)	25

373	Magenta Therapeutics, Inc. (a)	6

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Biotechnology (continued)

4,268	MannKind Corp. (a)	$8

1,094	MediciNova, Inc. (a)	9

310	Meiragtx Holdings PLC (a)	5

334	Mersana Therapeutics, Inc. (a)	2

791	Minerva Neurosciences, Inc. (a)	6

753	Miragen Therapeutics, Inc. (a)	2

591	Mirati Therapeutics, Inc. (a)	43

308	Molecular Templates, Inc. (a)	2

2,766	Momenta Pharmaceuticals, Inc. (a)	40

385	Mustang Bio, Inc. (a)	1

14,282	Myriad Genetics, Inc. (a)	475

924	NantKwest, Inc. (a)	1

912	Natera, Inc. (a)	19

557	Neon Therapeutics, Inc. (a)	4

894	NewLink Genetics Corp. (a)	2

10,266	Novavax, Inc. ^(a)	6

973	Nymox Pharmaceutical Corp. (a)	2

8,691	OPKO Health, Inc. (a)	23

3,286	Organovo Holdings, Inc. (a)	3

385	Ovid Therapeutics, Inc. (a)	1

5,624	Palatin Technologies, Inc. (a)	6

3,937	PDL BioPharma, Inc. (a)	15

778	Pfenex, Inc. (a)	5

1,482	Pieris Pharmaceuticals, Inc. (a)	5

307	PolarityTE, Inc. ^(a)	3

1,818	Portola Pharmaceuticals, Inc. (a)	63

157	Principia BioPharma, Inc. (a)	5

2,408	Progenics Pharmaceuticals, Inc. (a)	11

1,097	Proteostasis Therapeutics, Inc. (a)	1

1,074	Prothena Corp. PLC (a)	13

1,450	PTC Therapeutics, Inc. (a)	55

800	Puma Biotechnology, Inc. (a)	31

512	Ra Pharmaceuticals, Inc. (a)	11

1,094	Radius Health, Inc. (a)	22

600	Recro Pharma, Inc. (a)	4

886	Regenxbio, Inc. (a)	51

1,088	Repligen Corp. (a)	64

386	Replimune Group, Inc. (a)	6

1,128	Retrophin, Inc. (a)	26

437	Rhythm Pharmaceuticals, Inc. (a)	12

4,635	Rigel Pharmaceuticals, Inc. (a)	12

705	Rocket Pharmaceuticals, Inc. (a)	12

997	Rubius Therapeutics, Inc. (a)	18

10,295	Sangamo BioSciences, Inc. (a)	98

783	Savara, Inc. (a)	6

388	Scholar Rock Holding Corp. (a)	7

1,264	Selecta Biosciences, Inc. (a)	3

618	Seres Therapeutics, Inc. (a)	4

329	Solid Biosciences, Inc. (a)	3

3,422	Sorrento Therapeutics, Inc. ^(a)	16

872	Spark Therapeutics, Inc. (a)	100

2,843	Spectrum Pharmaceuticals, Inc. (a)	30

190	Spero Therapeutics, Inc. (a)	2

383	Spring Bank Pharmaceuticals, Inc. (a)	4

1,029	Stemline Therapeutics, Inc. (a)	13

191	Surface Oncology, Inc. (a)	1

175	Sutro BioPharma, Inc. (a)	2

362	Syndax Pharmaceuticals, Inc. (a)	2

369	Synlogic, Inc. (a)	3

244	Synthorx, Inc. (a)	5

629	Syros Pharmaceuticals, Inc. (a)	6

903	T2 Biosystems, Inc. (a)	2

1,818	TG Therapeutics, Inc. (a)	15

530	Tocagen, Inc. (a)	6

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Biotechnology (continued)

763	Translate Bio, Inc. (a)	$8

139	Twist Bioscience Corp. (a)	3

2,816	Tyme Technologies, Inc. ^(a)	5

1,479	Ultragenyx Pharmaceutical, Inc. (a)	104

672	UNITY Biotechnology, Inc. (a)	5

513	Unum Therapeutics, Inc. (a)	2

1,440	Vanda Pharmaceuticals, Inc. (a)	26

784	Veracyte, Inc. (a)	20

1,856	Verastem, Inc. (a)	5

1,218	Vericel Corp. (a)	21

1,640	Viking Therapeutics, Inc. ^(a)	16

737	Vital Therapies, Inc. (a)	–

578	Voyager Therapeutics, Inc. (a)	11

16	X4 Pharmaceuticals, Inc. (a)	–

1,313	Xencor, Inc. (a)	41

147	Xoma Corp. (a)	2

192	Y-mAbs Therapeutics, Inc. (a)	5

822	Zafgen, Inc. (a)	2

3,633	ZIOPHARM Oncology, Inc. ^(a)	14

		5,297

	Building Products — 1.26%

1,159	AAON, Inc.	54

985	Advanced Drainage Systems, Inc.	25

386	American Woodmark Corp. (a)	32

740	Apogee Enterprises, Inc.	28

578	Armstrong Flooring, Inc. (a)	8

3,163	Builders FirstSource, Inc. (a)	42

628	Caesarstone Ltd.	10

1,053	Continental Building Products, Inc. (a)	26

413	CSW Industrials, Inc. (a)	24

7,204	Gibraltar Industries, Inc. (a)	293

983	Griffon Corp.	18

495	Insteel Industries, Inc.	10

17,877	Jeld-Wen Holding, Inc. (a)	316

5,690	Masonite International Corp. (a)	284

1,183	NCI Building Systems, Inc. (a)	7

642	Patrick Industries, Inc. (a)	29

1,551	PGT, Inc. (a)	21

925	Quanex Building Products Corp.	15

1,154	Simpson Manufacturing Co., Inc.	68

9,521	Trex Company, Inc. (a)	586

1,682	Universal Forest Products, Inc.	50

		1,946

	Capital Markets — 1.60%

798	Arlington Asset Investment Corp.	6

11,255	Artisan Partners Asset Management, Inc., Class – A	283

16	Ashford, Inc. (a)	1

70	Associated Capital Group, Inc., Class – A	3

589	B. Riley Financial, Inc.	10

8,682	Blucora, Inc. (a)	290

2,206	Brightsphere Investment Group	30

619	Cohen & Steers, Inc.	26

737	Cowen Group, Inc., Class – A (a)	11

88	Diamond Hill Investment Group	12

944	Donnelley Financial Solutions, Inc. (a)	14

2,685	Federated Investors, Inc., Class – B	79

766	Focus Financial Partners, Inc., Class – A (a)	27

746	Gain Capital Holdings, Inc.	5

132	GAMCO Investors, Inc., Class – A	3

9,486	Greenhill & Co., Inc.	204

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Capital Markets (continued)

457	Hamilton Lane, Inc.	$20

938	Houlihan Lokey, Inc.	43

419	International Fcstone, Inc. (a)	16

2,937	Ladenburg Thalmann Financial Services, Inc.	8

7,037	LPL Financial Holdings, Inc.	490

1,244	Moelis & Co., Class – A	52

283	Oppenheimer Holdings, Inc., Class – A	7

398	Piper Jaffray Cos., Inc.	29

539	PJT Partners, Inc.	23

507	Pzena Investment Management, Inc.	4

4,614	Raymond James Financial, Inc.	371

594	Safeguard Scientifics, Inc. (a)	6

154	Siebert Financial Corp. (a)	2

224	Silvercrest Asset Management Group, Inc.	3

1,924	Stifel Financial Corp.	102

56	Value Line, Inc.	1

13,010	Victory Capital Holdings, Inc., Class – A (a)	195

190	Virtus Investment Partners, Inc.	19

2,076	Waddell & Reed Financial, Inc., Class – A	36

230	Westwood Holdings Group, Inc.	8

3,411	WisdomTree Investments, Inc.	24

		2,463

	Chemicals — 1.91%

513	Advanced Emissions Solutions, Inc.	6

830	Advansix, Inc. (a)	24

802	Agrofresh Solutions, Inc. (a)	3

3,395	Albemarle Corp.	278

794	American Vanguard Corp.	14

891	Balchem Corp.	83

198	Chase Corp.	18

2,280	Ferro Corp. (a)	43

1,595	Flotek Industries, Inc. (a)	5

9,208	FMC Corp.	706

721	FutureFuel Corp.	10

2,006	GCP Applied Technologies (a)	59

1,404	H.B. Fuller Co.	68

278	Hawkins, Inc.	10

1,180	Ingevity Corp. (a)	125

526	Innophos Holdings, Inc.	16

676	Innospec, Inc.	56

2,727	Intrepid Potash, Inc. (a)	10

570	Koppers Holdings, Inc. (a)	15

17,435	Kraton Performance Polymers, Inc. (a)	561

628	Kronos Worldwide, Inc.	9

4,121	Livent Corp. (a)	51

668	LSB Industries, Inc. (a)	4

1,223	Marrone Bio Innovations, Inc. (a)	2

976	Minerals Technologies, Inc.	57

1,222	Omnova Solutions, Inc. (a)	9

2,218	PolyOne Corp.	65

985	PQ Group Holdings, Inc. (a)	15

361	Quaker Chemical Corp.	72

1,372	Rayonier Advanced Materials, Inc.	19

1,181	Sensient Technologies Corp.	80

569	Stepan Co.	50

573	Trecora Resources (a)	5

716	Tredegar Industries, Inc.	12

1,196	Trinseo SA	54

25,871	Tronox Holdings PLC, Class – A	340

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Chemicals (continued)

699	Valhi, Inc.	$2

		2,956

	Commercial Services & Supplies — 1.56%

1,824	ABM Industries, Inc.	66

2,871	ACCO Brands Corp.	25

1,999	Advanced Disposal Services, Inc. (a)	56

16,617	Aqua Metals, Inc. (a)	51

10,561	ARC Document Solutions, Inc. (a)	24

1,333	Brady Corp., Class – A	62

813	BrightView Holdings, Inc. (a)	12

1,197	Casella Waste Systems, Inc. (a)	43

915	CECO Environmental Corp. (a)	7

202	Charah Solutions, Inc. (a)	1

613	Cimpress NV (a)	49

120	CompX International, Inc.	2

23,169	Covanta Holding Corp.	401

1,296	Deluxe Corp.	57

708	Ennis, Inc.	15

2,043	Healthcare Services Group, Inc.	67

411	Heritage-Crystal Clean, Inc. (a)	11

1,628	Herman Miller, Inc.	57

1,212	HNI Corp.	44

23,874	Interface, Inc.	366

1,027	Kimball International, Inc., Class – B	15

1,372	Knoll, Inc.	26

967	LSC Communications, Inc.	6

857	Matthews International Corp., Class – A	32

3,974	McGrath RentCorp	225

1,244	Mobile Mini, Inc.	42

945	MSA Safety, Inc.	98

375	Multi-Color Corp.	19

219	NL Industries, Inc. (a)	1

549	PICO Holdings, Inc. (a)	5

5,272	Pitney Bowes, Inc.	36

869	Quad Graphics, Inc.	10

1,974	RR Donnelley & Sons Co.	9

648	SP Plus Corp. (a)	22

7,378	Steelcase, Inc., Class – A	107

798	Team, Inc. (a)	14

1,542	Tetra Tech, Inc.	92

1,394	The Brink’s Co.	105

425	UniFirst Corp.	65

604	US Ecology, Inc.	34

559	Viad Corp.	31

260	VSE Corp.	8

		2,418

	Communications Equipment — 1.05%

8,390	Acacia Communications, Inc. (a)	481

1,343	ADTRAN, Inc.	18

990	Aerohive Networks, Inc. (a)	4

522	Applied Optoelectronics, Inc. (a)	6

956	CalAmp Corp. (a)	12

1,259	Calix, Inc. (a)	10

728	Casa Systems, Inc. (a)	6

10,021	Ciena Corp. (a)	374

348	Clearfield, Inc. (a)	5

637	Comtech Telecommunications Corp.	15

117	DASAN Zhone Solutions, Inc. (a)	1

784	Digi International, Inc. (a)	10

3,206	Extreme Networks, Inc. (a)	24

3,266	Finisar Corp. (a)	76

2,334	Harmonic, Inc. (a)	13

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Communications Equipment (continued)

4,304	Infinera Corp. (a)	$19

934	InterDigital, Inc.	62

469	KVH Industries, Inc. (a)	5

2,138	Lumentum Holdings, Inc. (a)	121

857	NETGEAR, Inc. (a)	28

2,079	NetScout Systems, Inc. (a)	58

929	Plantronics, Inc.	43

982	Quantenna Communications, Inc. (a)	24

1,592	Ribbon Communications, Inc. (a)	8

1,535	ViaSat, Inc. (a)	119

6,348	Viavi Solutions, Inc. (a)	79

		1,621

	Construction & Engineering — 2.30%

893	Aegion Corp. (a)	16

550	Ameresco, Inc., Class – A (a)	9

410	Argan, Inc.	20

1,027	Comfort Systems USA, Inc.	54

843	Dycom Industries, Inc. (a)	39

1,595	EMCOR Group, Inc.	117

6,198	Granite Construction, Inc.	267

1,659	Great Lakes Dredge & Dock Co. (a)	15

1,228	HC2 Holdings, Inc. (a)	3

264	IES Holdings, Inc. (a)	5

411	Infrastructure and Energy Alternatives, Inc. (a)	2

47,817	KBR, Inc.	913

16,711	MasTec, Inc. (a)	804

454	MYR Group, Inc. (a)	16

285	Northwest Pipe Co. (a)	7

254	NV5 Holdings, Inc. (a)	15

822	Orion Group Holdings, Inc. (a)	2

1,218	Primoris Services Corp.	25

751	Sterling Construction Co., Inc. (a)	9

69,993	Tutor Perini Corp. (a)	1,198

1,177	Willscot Corp. (a)	13

		3,549

	Construction Materials — 0.49%

2,249	Eagle Materials, Inc., Class – A	190

45,426	Forterra, Inc. ^(a)	192

1,483	Martin Marietta Materials, Inc.	297

3,090	Summit Materials, Inc., Class – A (a)	49

434	U.S. Concrete, Inc. (a)	18

60	United States Lime & Minerals, Inc.	5

		751

	Consumer Finance — 0.55%

316	Curo Group Holdings Corp. (a)	3

535	Elevate Credit, Inc. (a)	2

702	Encore Capital Group, Inc. (a)	19

920	Enova International, Inc. (a)	21

1,381	EZCORP, Inc., Class – A (a)	13

1,184	Firstcash, Inc.	102

5,894	Green Dot Corp., Class – A (a)	357

9,034	LendingClub Corp. (a)	28

538	Nelnet, Inc., Class – A	30

9,011	PRA Group, Inc. (a)	242

253	Regional Management Corp. (a)	6

168	World Acceptance Corp. (a)	20

		843

	Containers & Packaging — 0.46%

7,453	Berry Plastics Group, Inc. (a)	402

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Containers & Packaging (continued)

19,554	Graphic Packaging Holding Co.	$247

145	Greif, Inc.	7

706	Greif, Inc., Class – A	29

953	Myers Industries, Inc.	16

191	UFP Technologies, Inc. (a)	7

		708

	Distributors — 0.04%

1,281	Core-Mark Holding Co., Inc.	47

302	Funko, Inc. (a)	7

183	Weyco Group, Inc.	6

		60

	Diversified Consumer Services — 2.20%

1,592	Adtalem Global Education, Inc. (a)	74

439	American Public Education, Inc. (a)	13

33,967	Career Education Corp. (a)	561

481	Carriage Services, Inc.	9

20,050	Chegg, Inc. (a)	764

13,031	Frontdoor, Inc. (a)	449

2,861	Houghton Mifflin Harcourt Co. (a)	21

7,759	K12, Inc. (a)	265

2,594	Laureate Education, Inc., Class – A (a)	39

17,432	Regis Corp. (a)	343

924	Sotheby’s (a)	35

6,084	Strategic Education, Inc.	799

1,061	Weight Watchers International, Inc. (a)	21

		3,393

	Diversified Financial Services — 0.23%

839	Banco Latinoamericano de Comercio Exterior SA, Class – E	17

1,914	Cannae Holdings, Inc. (a)	46

4,063	FGL Holdings	32

13,591	Jefferies Financial Group, Inc.	255

213	Marlin Business Services Corp.	5

1,436	On Deck Capital, Inc. (a)	8

		363

	Diversified Telecommunication Services — 0.74%

290	ATN International, Inc.	16

1,239	Cincinnati Bell, Inc. (a)	12

16,375	Cogent Communications Group, Inc.	887

1,896	Consolidated Communications Holdings, Inc.	21

2,821	Frontier Communications Corp. ^(a)	6

1,566	Intelsat SA (a)	25

2,648	Iridium Communications, Inc. (a)	70

524	Ooma, Inc. (a)	7

2,044	ORBCOMM, Inc. (a)	14

271	pdvWireless, Inc. (a)	10

6,268	Vonage Holdings Corp. (a)	63

		1,131

	Electric Utilities — 0.44%

1,435	ALLETE, Inc.	118

1,116	El Paso Electric Co.	66

1,402	IDACORP, Inc.	139

979	MGE Energy, Inc.	67

1,099	Otter Tail Corp.	55

2,207	PNM Resources, Inc.	104

2,492	Portland General Electric Co.	129

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Electric Utilities (continued)

250	Spark Energy, Inc., Class – A	$2

		680

	Electrical Equipment — 0.56%

193	Allied Motion Technologies, Inc.	7

1,064	Atkore International Group, Inc. (a)	23

718	AZZ, Inc.	29

1,002	Babcock & Wilcox Enterprises, Inc. (a)	–

4,847	Encore Wire Corp.	278

606	Energous Corp. ^(a)	4

1,214	EnerSys	79

2,465	Enphase Energy, Inc. (a)	23

1,924	FuelCell Energy, Inc. ^(a)	–

1,681	Generac Holdings, Inc. (a)	86

5,812	Plug Power, Inc. ^(a)	14

257	Powell Industries, Inc.	7

90	Preformed Line Products Co.	5

2,689	Sunrun, Inc. (a)	38

891	Thermon Group Holdings, Inc. (a)	22

7,827	TPI Composites, Inc. (a)	224

495	Vicor Corp. (a)	15

1,260	Vivint Solar, Inc. (a)	6

		860

	Electronic Equipment, Instruments & Components — 3.77%

6,182	Anixter International, Inc. (a)	347

2,013	Arlo Technologies, Inc. (a)	8

1,277	AVX Corp.	22

802	Badger Meter, Inc.	45

306	BEL Fuse, Inc., Class – B	8

1,126	Belden, Inc.	60

1,206	Benchmark Electronics, Inc.	32

24,432	Celestica, Inc. (a)	206

731	Control4 Corp. (a)	12

927	CTS Corp.	27

1,028	Daktronics, Inc.	8

367	ePlus, Inc. (a)	32

8,517	Fabrinet (a)	445

486	FARO Technologies, Inc. (a)	21

5,886	Fitbit, Inc., Class – A (a)	35

33,241	Flextronics International Ltd. (a)	333

8,664	II-VI, Inc. (a)	323

3,639	Insight Enterprises, Inc. (a)	200

790	Iteris, Inc. (a)	3

9,539	Itron, Inc. (a)	445

21,884	Jabil Circuit, Inc.	582

1,535	KEMET Corp.	26

688	Kimball Electronics, Inc. (a)	11

2,414	Knowles Corp. (a)	43

1,080	Maxwell Technologies, Inc. (a)	5

92	Mesa Laboratories, Inc.	21

1,021	Methode Electronics, Inc.	29

496	MTS Systems Corp.	27

324	Napco Security Technologies (a)	7

614	nLight, Inc. (a)	14

3,104	Novanta, Inc. (a)	263

467	OSI Systems, Inc. (a)	41

343	Par Technology Corp. (a)	8

555	Park Electrochemical Corp.	9

321	PC Connection, Inc.	12

850	Plexus Corp. (a)	52

8,813	Rogers Corp. (a)	1,399

1,889	Sanmina Corp. (a)	54

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Electronic Equipment, Instruments & Components (continued)

7,080	ScanSource, Inc. (a)	$254

1,159	SYNNEX Corp.	111

1,033	Tech Data Corp. (a)	106

2,648	TTM Technologies, Inc. (a)	31

3,673	Vishay Intertechnology, Inc.	68

296	Vishay Precision Group, Inc. (a)	10

		5,795

	Energy Equipment & Services — 1.27%

3,589	Archrock, Inc. Com	35

509	Basic Energy Services, Inc. (a)	2

915	Bristow Group, Inc. ^(a)	1

17,032	C&J Energy Services, Inc. (a)	265

1,054	Cactus, Inc., Class – A (a)	38

685	CARBO Ceramics, Inc. (a)	2

858	Covia Holdings Corp. (a)	5

508	Dawson Geophysical Co. (a)	1

1,790	Diamond Offshore Drilling, Inc. (a)	19

3,515	Dril-Quip, Inc. (a)	161

40,573	Ensco PLC, Class – A, ADR	159

587	Era Group, Inc. (a)	7

890	Exterran Corp. (a)	15

2,229	Forum Energy Technologies, Inc. (a)	11

1,963	Franks International N.V. (a)	12

879	FTS International, Inc. (a)	9

3,901	Helix Energy Solutions Group, Inc. (a)	31

1,354	Independence Contract Drilling, Inc. (a)	4

263	Ion Geophysical (a)	4

1,475	Keane Group, Inc. (a)	16

315	Key Energy Services, Inc. (a)	1

553	KLX Energy Services Holdings, Inc. (a)	14

1,272	Liberty Oilfield Services, Inc.	20

338	Mammoth Energy Services, Inc.	6

740	Matrix Service Co. (a)	14

5,014	McDermott International, Inc. (a)	37

358	Natural Gas Services Group, Inc. (a)	6

293	NCS Multistage Holdings, Inc. (a)	2

2,440	Newpark Resources, Inc. (a)	22

399	Nine Energy Service, Inc. (a)	9

39,214	Noble Corp. PLC (a)	113

2,723	Oceaneering International, Inc. (a)	43

1,644	Oil States International, Inc. (a)	28

1,899	Pioneer Energy Services Corp. (a)	3

543	Profire Energy, Inc. (a)	1

1,992	ProPetro Holding Corp. (a)	45

123	Quintana Energy Services, Inc. (a)	1

397	RigNet, Inc. (a)	4

3,515	Rowan Cos. PLC, Class – A (a)	38

480	SEACOR Holdings, Inc. (a)	20

467	SEACOR Marine Holdings, Inc. (a)	6

1,348	Select Energy Services, Inc. (a)	16

666	Smart Sand, Inc. ^(a)	3

744	Solaris Oilfield Infrastructure, Inc.	12

4,147	Superior Energy Services, Inc. (a)	19

8,160	TechnipFMC PLC	192

3,249	TETRA Technologies, Inc. (a)	8

863	Tidewater, Inc. (a)	20

43,540	Transocean Ltd. (a)	379

1,433	Unit Corp. (a)	20

2,167	US Silica Holdings, Inc.	38

		1,937

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Entertainment — 0.37%

1,412	AMC Entertainment Holdings, Inc., Class – A	$21

953	Eros International PLC (a)	9

107,741	Global Eagle Entertainment, Inc. (a)	76

3,128	Glu Mobile, Inc. (a)	34

1,481	IMAX Corp. (a)	34

293	Liberty Braves Group (a)	8

998	Liberty Braves Group (a)	28

13,141	Lions Gate Entertainment Corp., Class – B	198

792	Livexlive Media, Inc. (a)	4

545	Marcus Corp.	22

484	Reading International, Inc. (a)	8

568	Rosetta Stone, Inc. (a)	12

1,199	World Wrestling Entertainment, Inc., Class – A	105

		559

	Equity Real Estate Investment Trusts — 2.85%

2,246	Acadia Realty Trust	61

940	Agree Realty Corp.	65

1,910	Alexander & Baldwin, Inc.	49

59	Alexander’s, Inc.	22

1,069	American Assets Trust, Inc.	49

3,575	Americold Realty Trust	109

1,369	Armada Hoffler Properties, Inc.	21

2,290	Ashford Hospitality Trust	11

683	Bluerock Residential Growth REIT, Inc.	7

773	Braemar Hotels & Resorts, Inc.	9

292	BRT Apartments Corp.	4

2,308	CareTrust REIT, Inc.	54

1,322	Catchmark Timber Trust, Inc.	13

4,578	CBL & Associates Properties, Inc.	7

2,552	Cedar Realty Trust, Inc.	9

1,296	Chatham Lodging Trust	25

1,662	Chesapeake Lodging Trust	46

1,120	City Office REIT, Inc.	13

413	Clipper Realty, Inc.	6

488	Community Healthcare Trust, Inc.	18

3,300	CoreCivic, Inc.	64

337	Corenergy Infrastructure Trust, Inc.	12

1,128	CorePoint Lodging, Inc.	13

16,578	Corporate Office Properties Trust	454

11,718	Cousins Properties, Inc.	113

13,756	DiamondRock Hospitality Co.	150

1,709	Easterly Government Properties, Inc.	31

980	EastGroup Properties, Inc.	109

931	Farmland Partners, Inc.	6

3,470	First Industrial Realty Trust, Inc.	124

1,894	Four Corners Property Trust, Inc.	56

2,892	Franklin Street Properties Corp.	21

1,402	Front Yard Residential Corp.	13

917	Getty Realty Corp.	29

793	Gladstone Commercial Corp.	16

470	Gladstone Land Corp.	6

743	Global Medical REIT, Inc.	7

2,110	Global Net Lease, Inc.	40

3,455	Healthcare Realty Trust, Inc.	111

968	Hersha Hospitality Trust	17

2,487	Independence Realty Trust, Inc.	27

1,788	Industrial Logistics Property Trust	36

1,237	InfraREIT, Inc.	26

253	Innovative Industrial Properties, Inc. ^	21

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Equity Real Estate Investment Trusts (continued)

334	Investors Real Estate Trust	$20

1,822	iStar, Inc.	15

579	Jernigan Capital, Inc.	12

2,281	Kite Realty Group Trust	36

5,887	Lexington Realty Trust	53

1,082	LTC Properties, Inc.	50

2,524	Mack-Cali Realty Corp.	56

835	Medequities Realty Trust, Inc.	9

2,541	Monmouth Real Estate Investment Corp., Class – A	33

1,133	National Health Investors, Inc.	89

1,583	National Storage Affiliates	45

2,029	New Senior Investment Group, Inc.	11

504	Nexpoint Residential Trust, Inc.	19

1,216	NorthStar Realty Europe Corp.	21

1,303	Office Properties Income Trust	36

418	One Liberty Properties, Inc.	12

3,601	Pebblebrook Hotel Trust	112

1,896	Pennsylvania Real Estate Investment Trust	12

5,145	Physicians Realty Trust	97

3,531	Piedmont Office Realty Trust, Inc., Class – A	74

1,837	Potlatch Corp.	69

1,192	Preferred Apartment Communities, Inc., Class – A	18

552	PS Business Parks, Inc.	87

1,404	QTS Realty Trust, Inc., Class – L	63

3,153	Retail Opportunity Investments Corp.	55

2,573	Rexford Industrial Realty, Inc.	92

4,821	RLJ Lodging Trust	85

2,241	RPT Realty	27

1,247	Ryman Hospitality Properties, Inc.	103

4,961	Sabra Healthcare REIT, Inc.	97

216	Safehold, Inc.	5

337	Saul Centers, Inc.	17

906	Seritage Growth Properties	40

1,130	Spirit MTA REIT	7

2,738	STAG Industrial, Inc.	81

2,830	Summit Hotel Properties, Inc.	32

6,430	Sunstone Hotel Investors, Inc.	93

2,534	Tanger Factory Outlet Centers, Inc.	53

1,688	Terreno Realty Corp.	71

3,336	The Geo Group, Inc.	64

1,471	Tier REIT, Inc.	42

989	UMH Properties, Inc.	14

350	Universal Health Realty Income Trust	26

3,014	Urban Edge Properties	57

830	Urstadt Biddle Properties, Inc., Class – A	17

5,292	Washington Prime Group, Inc.	30

2,230	Washington Real Estate Investment Trust	63

1,030	Whitestone REIT	12

3,107	Xenia Hotels & Resorts, Inc.	68

		4,400

	Food & Staples Retailing — 0.32%

3,575	BJ’s Wholesale Club Holdings, Inc., Class – C (a)	98

4,483	Chefs’ Warehouse Holdings LLC (a)	140

400	Ingles Markets, Inc., Class – A	11

278	Natural Grocers by Vitamin Cottage, Inc. (a)	3

2,823	Performance Food Group Co. (a)	112

622	PriceSmart, Inc.	37

30,787	Rite Aid Corp. (a)	20

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Food & Staples Retailing (continued)

704	Smart & Final Stores, Inc. (a)	$3

1,013	SpartanNash Co.	16

772	The Andersons, Inc.	25

1,382	United Natural Foods, Inc. (a)	18

237	Village Super Market, Inc., Class – A	6

264	Weis Markets, Inc.	11

		500

	Food Products — 0.56%

83	Alico, Inc.	2

1,832	B&G Foods, Inc., Class – A ^	45

438	Calavo Growers, Inc.	37

876	Cal-Maine Foods, Inc.	39

15,573	Darling Ingredients, Inc. (a)	338

2,466	Dean Foods Co.	7

250	Farmer Brothers Co. (a)	5

827	Fresh Del Monte Produce, Inc.	22

742	Freshpet, Inc. (a)	31

2,774	Hostess Brands, Inc. (a)	35

416	J&J Snack Foods Corp.	66

237	John B. Sanfilippo & Son, Inc.	17

533	Lancaster Colony Corp.	84

678	Landec Corp. (a)	8

429	Limoneira Co.	10

549	Sanderson Farms, Inc.	72

207	Seneca Foods Corp., Class – A (a)	5

1,739	Simply Good Foods Co. (The) (a)	36

467	Tootsie Roll Industries, Inc.	17

		876

	Gas Utilities — 0.43%

434	Chesapeake Utilities Corp.	40

2,430	New Jersey Resources Corp.	121

799	Northwest Natural Holding Co.	52

1,452	One Gas, Inc.	129

202	RGC Resources, Inc.	5

2,613	South Jersey Industries, Inc.	84

1,480	Southwest Gas Corp.	122

1,373	Spire, Inc.	113

		666

	Health Care Equipment & Supplies — 6.67%

2,397	Accuray, Inc. (a)	11

1,010	AngioDynamics, Inc. (a)	23

398	Anika Therapeutics, Inc. (a)	12

4,148	Antares Pharma, Inc. (a)	13

1,009	AtriCure, Inc. (a)	27

39	Atrion Corp.	34

1,314	Avanos Medical, Inc. (a)	56

944	AxoGen, Inc. (a)	20

200	Axonics Modulation Technologies, Inc. (a)	5

13,072	Cardiovascular Systems, Inc. (a)	505

3,722	Cerus Corp. (a)	23

704	CONMED Corp.	59

1,008	CryoLife, Inc. (a)	29

769	Cryoport, Inc. ^(a)	10

365	Cutera, Inc. (a)	6

841	CytoSorbents Corp. (a)	6

4,891	Dexcom, Inc. (a)	583

3,548	Edwards Lifesciences Corp. (a)	679

441	Electrocore LLC ^(a)	3

209	Endologix, Inc. (a)	1

186	Fonar Corp. (a)	4

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Health Care Equipment & Supplies (continued)

1,464	GenMark Diagnostics, Inc. (a)	$10

7,068	Glaukos Corp. (a)	554

2,082	Globus Medical, Inc., Class – A (a)	103

1,421	Haemonetics Corp. (a)	124

496	Helius Medical Technologies, Inc. (a)	3

202	Heska Corp. (a)	17

496	Inogen, Inc. (a)	47

13,039	Insulet Corp. (a)	1,241

866	Integer Holdings Corp. (a)	65

755	Intricon Corp. (a)	19

889	Invacare Corp.	7

140	Iradimed Corp. (a)	4

6,901	iRhythm Technologies, Inc. (a)	517

1,029	Lantheus Holdings, Inc. (a)	25

482	LeMaitre Vascular, Inc.	15

5,285	LivaNova PLC (a)	513

1,159	Meridian Bioscience, Inc.	20

1,477	Merit Medical Systems, Inc. (a)	91

930	Natus Medical, Inc. (a)	24

1,394	Neogen Corp. (a)	80

1,539	Neuronetics, Inc. (a)	23

815	Nevro Corp. (a)	51

12,967	Novocure Ltd. (a)	625

1,425	NuVasive, Inc. (a)	81

472	Nuvectra Corp. (a)	5

1,624	OraSure Technologies, Inc. (a)	18

494	Orthofix Medical, Inc. (a)	28

207	Orthopediatrics Corp. (a)	9

731	Oxford Immunotec Global PLC (a)	13

275	Pulse Biosciences, Inc. (a)	5

944	Quidel Corp. (a)	62

1,392	Rockwell Medical Technologies, Inc. (a)	8

1,607	RTI Surgical, Inc. (a)	10

444	Seaspine Holdings Corp. (a)	7

2,491	Senseonics Holdings, Inc. (a)	6

200	SI-Bone, Inc. (a)	4

620	Sientra, Inc. (a)	5

24,688	STAAR Surgical Co. (a)	844

2,418	STERIS PLC	309

362	SurModics, Inc. (a)	16

490	Tactile Systems Technology, Inc. (a)	26

17,258	Tandem Diabetes Care, Inc. (a)	1,097

3,641	The Cooper Companies, Inc.	1,079

4,339	Transenterix, Inc. ^(a)	10

98	Utah Medical Products, Inc.	9

127	Vapotherm, Inc. (a)	2

7,410	Varex Imaging Corp. (a)	251

1,823	Viewray, Inc. (a)	13

3,446	Wright Medical Group NV (a)	108

		10,312

	Health Care Providers & Services — 1.68%

353	AAC Holdings, Inc. (a)	1

12,804	Acadia Healthcare Company, Inc. (a)	374

277	Addus HomeCare Corp. (a)	18

753	Amedisys, Inc. (a)	93

352	American Renal Associates Holdings, Inc. (a)	2

1,291	AMN Healthcare Services, Inc. (a)	61

96	Apollo Medical Holdings, Inc. (a)	2

3,375	BioScrip, Inc. (a)	7

918	Biotelemetry, Inc. (a)	57

5,247	Brookdale Senior Living, Inc. (a)	35

718	Capital Senior Living Corp. (a)	3

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Health Care Providers & Services (continued)

2,331	Community Health Systems, Inc. (a)	$9

256	CorVel Corp. (a)	17

1,016	Cross Country Healthcare, Inc. (a)	7

21,453	Diplomat Pharmacy, Inc. (a)	125

1,336	Genesis Healthcare, Inc. (a)	2

4,234	Guardant Health, Inc. (a)	324

1,508	HealthEquity, Inc. (a)	112

5,165	LHC Group, Inc. (a)	572

672	Magellan Health Services, Inc. (a)	44

4,796	MEDNAX, Inc. (a)	129

343	National Healthcare Corp.	26

298	National Research Corp., Class – A	12

1,651	Owens & Minor, Inc.	7

2,270	Patterson Companies, Inc.	50

430	Petiq, Inc. (a)	14

313	Providence Service Corp. (a)	21

678	Quorum Health Corp. (a)	1

2,914	R1 RCM, Inc. (a)	28

1,120	RadNet, Inc. (a)	14

3,000	Select Medical Holdings Corp. (a)	42

522	Surgery Partners, Inc. (a)	6

2,369	Tenet Healthcare Corp. (a)	68

1,391	The Ensign Group, Inc.	71

1,293	Tivity Health, Inc. (a)	23

8,278	Triple-S Management Corp., Class – A (a)	189

349	U.S. Physical Therapy, Inc.	37

		2,603

	Health Care Technology — 0.65%

4,859	Allscripts Healthcare Solutions, Inc. (a)	46

2,361	Castlight Health, Inc., Class – B (a)	9

329	Computer Programs & Systems, Inc.	10

1,885	Evolent Health, Inc. (a)	24

713	HealthStream, Inc. (a)	20

2,296	HMS Holdings Corp. (a)	68

1,928	Inovalon Holdings, Inc., Class – A (a)	24

401	Inspire Medical System, Inc. (a)	23

1,608	Medidata Solutions, Inc. (a)	118

421	Nanthealth, Inc. ^(a)	–

1,467	NextGen Healthcare, Inc. (a)	25

1,079	Omnicell, Inc. (a)	87

326	Simulations Plus, Inc.	7

486	Tabula Rasa Healthcare, Inc. (a)	27

8,701	Teladoc, Inc. (a)	483

841	Vocera Communications, Inc. (a)	27

		998

	Hotels, Restaurants & Leisure — 1.28%

1,723	BBX Capital Corp.	10

2,475	Belmond Ltd. (a)	62

2	Biglari Holdings, Inc., Class – A (a)	1

29	Biglari Holdings, Inc., Class – B (a)	4

583	BJ’s Restaurant, Inc.	28

2,277	Bloomin’ Brands, Inc.	47

209	Bluegreen Vacations Corp.	3

2,304	Boyd Gaming Corp.	63

1,040	Brinker International, Inc.	46

983	Carrols Restaurant Group, Inc. (a)	10

682	Century Casinos, Inc. (a)	6

985	Churchill Downs, Inc.	89

469	Chuy’s Holdings, Inc. (a)	11

538	Cracker Barrel Old Country Store, Inc.	87

1,075	Dave & Buster’s Entertainment, Inc.	54

905	Del Frisco’s Restaurant Group, Inc. (a)	6

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Hotels, Restaurants & Leisure (continued)

832	Del Taco Restaurants, Inc. (a)	$8

1,668	Denny’s Corp. (a)	31

471	DineEquity, Inc.	43

1,571	Drive Shack, Inc. (a)	7

606	El Pollo Loco Holdings, Inc. (a)	8

1,830	Eldorado Resorts, Inc. (a)	85

92	Empire Resorts, Inc. (a)	1

665	Fiesta Restaurant Group, Inc. (a)	9

491	Golden Entertainment, Inc. (a)	7

651	International Speedway Corp., Class – A	28

391	J Alexander’s Holdings, Inc. (a)	4

714	Jack in the Box, Inc.	58

581	Lindblad Expeditions Holdings, Inc. (a)	9

1,085	Marriott Vacations Worldwide Corp.	101

303	Monarch Casino & Resort, Inc. (a)	13

85	Nathan’s Famous, Inc.	6

333	Noodles & Co. (a)	2

640	Papa John’s International, Inc.	34

3,067	Penn National Gaming, Inc. (a)	62

6,635	Planet Fitness, Inc., Class – A (a)	455

594	PlayAGS, Inc. (a)	14

666	Potbelly Corp. (a)	6

266	RCI Hospitality Holdings, Inc.	6

499	Red Lion Hotels Corp. (a)	4

357	Red Robin Gourmet Burgers, Inc. (a)	10

1,942	Red Rock Resorts, Inc., Class – A	50

809	Ruth’s Hospitality Group, Inc.	21

1,540	Scientific Games Corp., Class – A (a)	31

1,515	SeaWorld Entertainment, Inc. (a)	39

692	Shake Shack, Inc., Class – A (a)	41

350	Speedway Motorsports, Inc.	5

1,889	Texas Roadhouse, Inc., Class – A	117

1,200	The Cheesecake Factory, Inc.	59

605	The Habit Restaurants, Inc. (a)	7

349	Town Sports International Holdings, Inc. (a)	2

823	Wingstop, Inc.	63

		1,973

	Household Durables — 1.87%

295	Bassett Furniture Industries, Inc.	5

842	Beazer Homes USA, Inc. (a)	10

235	Cavco Industries, Inc. (a)	28

8,926	Century Communities, Inc. (a)	214

638	Ethan Allen Interiors, Inc.	12

223	Flexsteel Industries, Inc.	5

3,282	Gopro, Inc., Class – A (a)	21

686	Green Brick Partners, Inc. (a)	6

156	Hamilton Beach Brands Holding Co.	3

713	Helen of Troy Ltd. (a)	83

324	Hooker Furniture Corp.	9

145	Hovnanian Enterprises, Inc., Class – A (a)	2

602	Installed Building Products, Inc. (a)	29

6,407	iRobot Corp. (a)	755

2,398	KB Home	58

1,312	La-Z-Boy, Inc.	43

191	Legacy Housing Corp. (a)	2

6,789	LGI Homes, Inc. (a)	409

290	Lifetime Brands, Inc.	3

155	Lovesac Co. (The) (a)	4

733	M/I Homes, Inc. (a)	20

1,370	MDC Holdings, Inc.	40

1,048	Meritage Homes Corp. (a)	47

210	Purple Innovation, Inc. (a)	1

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Household Durables (continued)

7,151	Roku, Inc. (a)	$461

915	Skyline Champion Corp.	17

426	Sonos, Inc. (a)	4

3,236	Taylor Morrison Home Corp., Class – A (a)	57

381	The New Home Co., Inc. (a)	2

977	TopBuild Corp. (a)	63

4,031	TRI Pointe Homes, Inc. (a)	51

1,338	Tupperware Brands Corp.	34

190	Turtle Beach Corp. (a)	2

9,853	Universal Electronics, Inc. (a)	366

568	Vuzix Corp. (a)	2

887	William Lyon Homes, Class – A (a)	14

768	Zagg, Inc. (a)	7

		2,889

	Household Products — 0.20%

299	Central Garden & Pet Co. (a)	8

1,133	Central Garden & Pet Co., Class – A (a)	26

149	Oil-Dri Corporation of America	5

3,757	Spectrum Brands Holdings, Inc.	205

381	WD-40 Co.	65

		309

	Independent Power and Renewable Electricity Producers — 0.13%

3,011	Atlantic Power Corp. (a)	8

981	Clearway Energy, Inc., Class – A	14

2,017	Clearway Energy, Inc., Class – C	30

1,098	Ormat Technologies, Inc.	62

2,266	Pattern Energy Group, Inc.	50

2,068	Terraform Power, Inc., Class – A	28

		192

	Industrial Conglomerates — 0.02%

991	Raven Industries, Inc.	38

	Insurance — 2.79%

1,245	Ambac Financial Group, Inc. (a)	23

9,221	American Equity Investment Life Holding Co.	249

529	AMERISAFE, Inc.	31

3,771	Argo Group International Holdings Ltd.	266

5,824	AXIS Capital Holdings Ltd.	320

1,344	Citizens, Inc. (a)	9

19,199	CNO Financial Group, Inc.	311

378	Crawford & Co.	3

270	Donegal Group, Inc.	4

628	eHealth, Inc. (a)	39

253	EMC Insurance Group, Inc.	8

903	Employers Holdings, Inc.	36

334	Enstar Group Ltd. (a)	58

1,826	Everest Re Group Ltd.	395

274	FBL Financial Group, Inc., Class – A	17

352	FedNat Holding Co.	6

14,048	Genworth Financial, Inc., Class – A (a)	54

240	Global Indemnity Ltd.	7

20,891	Goosehead Insurance, Inc.	581

852	Greenlight Capital Re Ltd. (a)	10

317	Hallmark Financial Services, Inc. (a)	3

199	HCI Group, Inc.	9

361	Health Insurance Innovations, Inc., Class – A (a)	10

545	Heritage Insurance Holdings, Inc.	8

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Insurance (continued)

1,155	Horace Mann Educators Corp.	$41

142	Independence Holding Co.	5

38	Investors Title Co.	6

706	James River Group Holdings	28

5,074	Kemper Corp.	386

274	Kingstone Cos., Inc.	4

550	Kinsale Capital Group, Inc.	38

1,799	Maiden Holdings Ltd.	1

2,459	MBIA, Inc. (a)	23

1,773	National General Holdings Corp.	42

62	National Western Life Group, Inc., Class – A	16

305	NI Holdings, Inc. (a)	5

1,196	Primerica, Inc.	146

1,463	ProAssurance Corp.	51

276	Protective Insurance Corp., Class – B	5

1,083	RLI Corp.	78

405	Safety Insurance Group, Inc.	35

1,609	Selective Insurance Group, Inc.	102

479	State Auto Financial Corp.	16

662	Stewart Information Services Corp.	28

569	The Navigators Group, Inc.	40

2,061	Third Point Reinsurance Ltd. (a)	21

774	Tiptree, Inc., Class B	5

9,841	Trupanion, Inc. ^(a)	322

586	United Fire Group, Inc.	26

569	United Insurance Holdings Corp.	9

863	Universal Insurance Holdings, Inc.	27

4,120	W.R. Berkley Corp.	349

		4,312

	Interactive Media & Services — 0.31%

11,540	Care.com, Inc. (a)	229

1,395	Cargurus, Inc. (a)	56

1,911	Cars.com, Inc. (a)	44

1,991	Liberty TripAdvisor Holdings, Inc., Class – A (a)	28

1,219	QuinStreet, Inc. (a)	16

1,987	The Meet Group, Inc. (a)	10

104	Travelzoo, Inc. (a)	1

2,576	TrueCar, Inc. (a)	17

2,268	Yelp, Inc. (a)	78

		479

	Internet & Direct Marketing Retail — 0.95%

713	1-800-FLOWERS.COM, Inc., Class – A (a)	13

216	Duluth Holdings, Inc., Class – B (a)	5

9,379	Etsy, Inc. (a)	631

269	Gaia, Inc. (a)	2

12,547	Groupon, Inc. (a)	45

286	Lands’ End, Inc. (a)	5

449	Leaf Group Ltd. (a)	4

1,501	Liberty Expedia Holdings, Class – A (a)	64

785	Liquidity Services, Inc. (a)	6

14,183	Overstock.com, Inc. ^(a)	236

546	PetMed Express, Inc.	12

2,209	Quotient Technology, Inc. (a)	22

643	Remark Holdings, Inc. (a)	1

940	Shutterfly, Inc. (a)	38

513	Shutterstock, Inc.	24

491	Stamps.com, Inc. (a)	40

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Internet & Direct Marketing Retail (continued)

11,478	Stitch Fix, Inc., Class – A (a)	$324

		1,472

	IT Services — 2.22%

2,149	Alliance Data Systems Corp.	376

50,786	Brightcove, Inc. (a)	427

684	CACI International, Inc., Class – A (a)	125

894	Carbonite, Inc. (a)	22

1,100	Cardtronics PLC (a)	39

398	Cass Information Systems, Inc.	19

907	CSG Systems International, Inc.	38

1,890	Endurance International Group Holdings, Inc. (a)	14

3,194	Euronet Worldwide, Inc. (a)	454

1,841	Everi Holdings, Inc. (a)	19

12,453	EVERTEC, Inc.	346

719	Evo Payments, Inc., Class – A (a)	21

1,245	Exela Technologies, Inc. (a)	4

922	Exlservice Holdings, Inc. (a)	55

3,169	Global Payments, Inc.	433

1,195	GTT Communications, Inc. ^(a)	41

291	I3 Verticals, Inc., Class – A (a)	7

994	Information Services Group, Inc. (a)	4

597	Internap Corp. (a)	3

2,896	Limelight Networks, Inc. (a)	9

5,910	LiveRamp Holdings, Inc. (a)	323

741	ManTech International Corp., Class – A	40

1,779	MAXIMUS, Inc.	126

841	MoneyGram International, Inc. (a)	2

1,817	NIC, Inc.	31

888	Perficient, Inc. (a)	24

3,941	Perspecta, Inc.	80

365	PFSweb, Inc. (a)	2

1,187	Presidio, Inc.	18

141	PRGX Global, Inc. (a)	1

501	PRGX Global, Inc.	4

1,404	Science Applications International Corp.	108

2,241	ServiceSource International, Inc. (a)	2

1,086	Sykes Enterprises, Inc. (a)	31

668	The Hackett Group, Inc.	11

3,500	Travelport Worldwide Ltd.	55

385	TTEC Holdings, Inc.	14

279	Tucows, Inc. (a)	23

1,416	Unisys Corp. (a)	17

788	Virtusa Corp. (a)	42

53	WEX, Inc. (a)	10

		3,420

	Leisure Products — 0.91%

935	Acushnet Holdings Corp.	22

1,508	American Outdoor Brands Corp. (a)	14

28,955	Callaway Golf Co.	460

630	Clarus Corp.	8

324	Escalade, Inc.	4

139	Johnson Outdoors, Inc., Class – A	10

569	Malibu Boats, Inc., Class – A (a)	23

197	Marine Products Corp.	3

518	Mastercraft Boat Holdings, Inc. (a)	12

768	Nautilus, Inc. (a)	4

457	Sturm, Ruger & Co., Inc.	24

48,183	Vista Outdoor, Inc. (a)	386

14,189	Yeti Holdings, Inc. ^(a)	429

		1,399

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Life Sciences Tools & Services — 0.70%

729	Accelerate Diagnostics, Inc. (a)	$15

944	Cambrex Corp. (a)	37

906	Chromadex Corp. (a)	4

1,432	Codexis, Inc. (a)	29

1,286	ENZO Biochem, Inc. (a)	4

15,875	Fluidigm Corp. (a)	211

1,269	Harvard Bioscience, Inc. (a)	5

1,173	Luminex Corp.	27

609	Medpace Holdings, Inc. (a)	36

724	NanoString Technologies, Inc. (a)	17

2,322	NeoGenomics, Inc. (a)	48

22,852	Pacific Biosciences of California, Inc. (a)	165

9,290	Qiagen N.V. (a)	379

231	Quanterix Corp. (a)	6

1,719	Syneos Health, Inc. (a)	89

		1,072

	Machinery — 4.00%

14,912	Actuant Corp., Class – A	363

262	Alamo Group, Inc.	26

6,640	Albany International Corp., Class – A	474

1,656	Altra Holdings, Inc.	51

618	Astec Industries, Inc.	23

1,322	Barnes Group, Inc.	68

428	Blue Bird Corp. (a)	7

1,156	Briggs & Stratton Corp.	14

7,682	Chart Industries, Inc. (a)	694

457	CIRCOR International, Inc. (a)	15

633	Columbus McKinnon Corp.	22

856	Commercial Vehicle Group, Inc. (a)	7

385	DMC Global, Inc.	19

634	Douglas Dynamics, Inc.	24

169	Eastern Co. (The)	5

1,039	Energy Recovery, Inc. (a)	9

560	ENPRO Industries, Inc.	36

701	ESCO Technologies, Inc.	47

2,058	Evoqua Water Technologies Co. (a)	26

1,668	Federal Signal Corp.	43

1,293	Franklin Electric Co., Inc.	66

344	Freightcar America, Inc. (a)	2

268	Gencor Industries, Inc. (a)	3

601	Global Brass & Copper Holdings, Inc.	21

283	Graham Corp.	6

2,225	Harsco Corp. (a)	45

1,748	Hillenbrand, Inc.	73

180	Hurco Companies, Inc.	7

286	Hyster-Yale Materials Handling, Inc., Class – A	18

868	John Bean Technologies Corp.	80

317	Kadant, Inc.	28

2,258	Kennametal, Inc.	83

39,538	Kornit Digital Ltd. (a)	941

248	L.B. Foster Co., Class – A (a)	5

297	Lindsay Corp.	29

462	Lydall, Inc. (a)	11

350	Manitex International, Inc. (a)	3

954	Manitowoc Co., Inc. (a)	16

25,075	Meritor, Inc. (a)	509

1,965	Milacron Holdings Corp. (a)	22

325	Miller Industries, Inc.	10

1,593	Mueller Industries, Inc.	50

4,341	Mueller Water Products, Inc., Class – A	44

1,376	Navistar International Corp. (a)	44

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Machinery (continued)

1,148	NN, Inc.	$9

80	Omega Flex, Inc.	6

251	Park-Ohio Holdings Corp.	8

3,944	Proto Labs, Inc. (a)	415

662	RBC Bearings, Inc. (a)	84

24,795	REV Group, Inc.	272

2,885	Rexnord Corp. (a)	73

962	Spartan Motors, Inc.	8

1,208	SPX Corp. (a)	42

1,180	SPX FLOW, Inc. (a)	38

348	Standex International Corp.	26

814	Sun Hydraulics Corp.	38

504	Tennant Co.	31

7,758	Terex Corp.	249

488	The Gorman-Rupp Co.	17

892	The Greenbrier Companies, Inc.	29

1,378	Titan International, Inc.	8

10,836	TriMas Corp. (a)	328

254	Twin Disc, Inc. (a)	4

1,542	Wabash National Corp.	21

1,300	WABCO Holdings, Inc. (a)	171

774	Watts Water Technologies, Inc., Class – A	63

1,492	Woodward, Inc.	142

		6,171

	Marine — 0.22%

1,408	Costamare, Inc.	8

1,324	Eagle Bulk Shipping, Inc. (a)	6

232	Genco Shipping & Trading Ltd. (a)	2

3,641	Kirby Corp. (a)	273

1,189	Matson, Inc.	43

1,494	Safe Bulkers, Inc. (a)	2

1,514	Scorpio Bulkers, Inc.	6

		340

	Media — 1.00%

96	Beasley Broadcast Group, Inc.	–

133	Boston Omaha Corp. (a)	3

15,198	Cardlytics, Inc. (a)	251

2,351	Central European Media Enterprises Ltd. (a)	9

1,102	Clear Channel Outdoor Holdings, Inc. (a)	6

33	Daily Journal Corp. (a)	7

666	Emerald Expositions Events, Inc.	8

3,651	Entercom Communications Corp.	19

1,917	Entravision Communications Corp., Class – A	6

1,017	Fluent, Inc. (a)	6

3,112	Gannett Company, Inc.	33

2,239	Gray Television, Inc. (a)	48

545	Hemisphere Media Group, Inc. (a)	8

1,209	Liberty Lilac Group, Class – A (a)	23

3,174	Liberty Lilac Group, Class – C (a)	62

355	Loral Space & Communications, Inc. (a)	13

1,615	MDC Partners, Inc., Class – A (a)	4

1,093	Meredith Corp.	60

1,651	MSG Networks, Inc., Class – A (a)	36

2,078	National CineMedia, Inc.	15

1,606	New Media Investment Group, Inc.	17

5,101	Nexstar Broadcasting Group, Inc., Class – A	553

115	Saga Communications, Inc.	4

780	Scholastic Corp.	31

1,874	Sinclair Broadcast Group, Inc., Class – A	72

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Media (continued)

549	TechTarget (a)	$9

6,011	TEGNA, Inc.	85

1,278	The E.W. Scripps Co., Class – A	27

3,660	The New York Times Co., Class – A	120

469	Tribune Publishing Co. (a)	6

796	Wideopenwest, Inc. (a)	7

		1,548

	Metals & Mining — 2.12%

7,531	Agnico-Eagle Mines Ltd.	328

8,623	AK Steel Holding Corp. (a)	24

47,502	Allegheny Technologies, Inc. (a)	1,216

3,674	Carpenter Technology Corp.	168

1,379	Century Aluminum Co. (a)	12

8,113	Cleveland- Cliffs, Inc.	81

19,962	Coeur d’Alene Mines Corp. (a)	81

3,208	Commercial Metals Co.	55

4,800	Compass Minerals International, Inc.	262

66,945	Ferroglobe PLC	137

1,540	Gold Resource Corp.	6

350	Haynes International, Inc.	11

12,961	Hecla Mining Co.	30

452	Kaiser Aluminum Corp.	47

568	Materion Corp.	32

273	Olympic Steel, Inc.	4

47,837	Pan American Silver Corp.	633

203	Ramaco Resources, Inc. (a)	1

486	Ryerson Holding Corp. (a)	4

711	Schnitzer Steel Industries, Inc., Class – A	17

1,756	SunCoke Energy, Inc. (a)	15

200	Synalloy Corp.	3

1,096	Timkensteel Corp. (a)	12

229	Universal Stainless & Alloy Products, Inc. (a)	4

1,217	Warrior Met Coal, Inc.	37

1,131	Worthington Industries, Inc.	42

		3,262

	Mortgage Real Estate Investment Trusts — 0.45%

788	AG Mortgage Investment Trust, Inc.	13

2,765	Anworth Mortgage Asset Corp.	11

3,399	Apollo Commercial Real Estate Finance, Inc.	63

2,003	Arbor Realty Trust, Inc.	26

777	Ares Commercial Real Estate Corp.	12

1,391	ARMOUR Residential REIT, Inc.	27

3,198	Blackstone Mortgage Trust, Inc.	112

2,354	Capstead Mortgage Corp.	20

433	Cherry Hill Mortgage Investment Corp.	7

2,352	Colony Credit Real Estate, Inc.	37

1,865	Dynex Capital, Inc.	11

877	Exantas Capital Corp.	9

1,379	Granite Point Mortgage Trust, Inc.	26

464	Great Ajax Corp.	6

1,699	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	44

3,621	Invesco Mortgage Capital, Inc.	57

588	KKR Real Estate Finance Trust, Inc.	12

2,551	Ladder Capital Corp.	43

4,670	New York Mortgage Trust, Inc.	28

1,458	Orchid Island Capital, Inc.	10

1,678	Pennymac Mortgage Investment Trust	35

898	Ready Capital Corp.	13

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Mortgage Real Estate Investment Trusts (continued)

2,729	Redwood Trust, Inc.	$44

990	TPG RE Finance Trust, Inc.	19

1,297	Western Asset Mortgage Capital Corp.	13

		698

	Multiline Retail — 0.13%

1,133	Big Lots, Inc.	43

316	Dillard’s, Inc., Class – A	23

8,582	J.C. Penney Co., Inc. ^(a)	13

1,380	Ollie’s Bargain Outlet Holdings, Inc. (a)	117

		196

	Multi-Utilities — 0.20%

1,853	Avista Corp.	75

1,485	Black Hills Corp.	110

1,401	NorthWestern Corp.	99

406	Unitil Corp.	22

		306

	Oil, Gas & Consumable Fuels — 2.43%

4,355	Abraxas Petroleum Corp. (a)	5

88	Adams Resources & Energy, Inc.	3

2,922	Alta Mesa Resources, Inc. (a)	1

923	Amyris, Inc. (a)	2

1,344	Approach Resources, Inc. (a)	–

480	Arch Coal, Inc.	44

946	Ardmore Shipping Corp. (a)	6

1,608	Berry Petroleum Corp.	19

523	Bonanza Creek Energy, Inc. (a)	12

1,282	California Resources Corp. (a)	33

6,289	Callon Petroleum Co. (a)	47

2,523	Carrizo Oil & Gas, Inc. (a)	31

37,553	Centennial Resource Development, Inc., Class – A (a)	330

3,886	Clean Energy Fuels Corp. (a)	12

777	CONSOL Energy, Inc. (a)	27

500	CVR Energy, Inc.	21

2,275	Delek US Holdings, Inc.	83

12,668	Denbury Resources, Inc. (a)	26

2,448	DHT Holdings, Inc.	11

736	Dorian LPG Ltd. (a)	5

551	Earthstone Energy, Inc. (a)	4

2,250	Energy Fuels, Inc. ^(a)	7

1,061	EP Energy Corp. (a)	–

39,174	Euronav N.V.	319

750	Evolution Petroleum Corp.	5

2,129	Frontline Ltd./Bermuda ^(a)	14

24,586	GasLog Ltd.	429

10,581	Golar LNG Ltd.	223

199	Goodrich Petroleum Corp. (a)	3

1,077	Green Plains, Inc.	18

4,901	Gulfport Energy Corp. (a)	39

3,805	Halcon Resources Corp. (a)	5

509	Hallador Energy Co.	3

2,937	Highpoint Resources Corp. (a)	6

593	International Seaways, Inc. (a)	10

16	Isramco, Inc. (a)	2

1,733	Jagged Peak Energy, Inc. (a)	18

4,203	Laredo Petroleum, Inc. (a)	13

1,284	Lilis Energy, Inc. (a)	2

14,700	Matador Resources Co. (a)	284

493	Midstates Petroleum Co., Inc. (a)	5

181	Montage Resources Corp. ^(a)	3

7,431	Murphy Oil Corp.	218

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Oil, Gas & Consumable Fuels (continued)

104	NACCO Industries, Inc., Class – A	$4

21,709	Navigator Holdings Ltd. (a)	239

201	Nextdecade Corp. (a)	1

4,047	Nordic American Tankers Limited	8

5,232	Northern Oil & Gas, Inc. (a)	14

7,529	Oasis Petroleum, Inc. (a)	45

1,378	Overseas Shipholding Group, Inc. (a)	3

455	Panhandle Oil & Gas, Inc., Class – A	7

879	Par Petroleum Corp. (a)	16

10,032	PDC Energy, Inc. (a)	407

2,180	Peabody Energy Corp.	62

337	Penn Virginia Corp. (a)	15

1,030	Renewable Energy Group, Inc. (a)	23

155	REX American Resources Corp. (a)	12

1,544	Ring Energy, Inc. (a)	9

834	SandRidge Energy, Inc. (a)	7

1,244	Scorpio Tankers, Inc.	25

2,182	Semgroup Corp., Class – A	32

2,238	Ship Finance International Ltd.	28

206	Silverbow Resources, Inc. (a)	5

10,588	SM Energy Co.	185

16,654	Southwestern Energy Co. (a)	78

6,880	SRC Energy, Inc. (a)	35

540	Talos Energy, Inc. (a)	14

1,936	Teekay Shipping Corp.	8

5,985	Teekay Tankers Ltd. (a)	6

2,391	Tellurian, Inc. (a)	27

4,336	Ultra Petroleum Corp. (a)	3

4,834	Uranium Energy Corp. (a)	7

2,594	W&T Offshore, Inc. (a)	18

1,855	World Fuel Services Corp.	54

1,289	Zion Oil & Gas, Inc. (a)	1

		3,746

	Paper & Forest Products — 0.15%

1,098	Boise Cascade Co.	29

455	Clearwater Paper Corp. (a)	9

3,958	Louisiana-Pacific Corp.	96

460	Neenah Paper, Inc.	30

1,204	P.H. Glatfelter Co.	17

870	Schweitzer-Mauduit International, Inc.	34

930	Verso Corp. (a)	20

		235

	Personal Products — 0.12%

580	e.l.f. Beauty, Inc. (a)	6

1,496	Edgewell Personal Care Co. (a)	66

478	Inter Parfums, Inc.	36

322	Medifast, Inc.	41

224	Natural Health Trends Corp.	3

237	Nature’s Sunshine Products, Inc. (a)	2

222	Revlon, Inc., Class – A (a)	4

356	USANA Health Sciences, Inc. (a)	30

		188

	Pharmaceuticals — 1.34%

966	Aclaris Therapeutics, Inc. (a)	6

1,321	Aerie Pharmaceuticals, Inc. (a)	63

347	Akcea Therapeutics, Inc. ^(a)	10

2,523	Akorn, Inc. (a)	9

16,961	Amneal Pharmaceuticals, Inc. (a)	240

1,004	Amphastar Pharmaceuticals, Inc. (a)	21

1,875	Ampio Pharmaceuticals, Inc. ^(a)	1

222	ANI Pharmaceuticals, Inc. (a)	16

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Pharmaceuticals (continued)

435	Aquestive Therapeutics, Inc. (a)	$3

1,225	Aratana Therapeutics, Inc. (a)	4

214	Arvinas, Inc. (a)	3

569	Assembly Biosciences, Inc. (a)	11

1,637	Assertio Therapeutics, Inc. (a)	8

720	Clearside Biomedical, Inc. (a)	1

791	Collegium Pharmaceutical, Inc. (a)	12

2,757	Corcept Therapeutics, Inc. (a)	32

1,745	Cymabay Therapeutics, Inc. (a)	23

956	Dermira, Inc. (a)	13

315	Dova Pharmaceuticals, Inc. (a)	3

4,132	Durect Corp. (a)	3

654	Eloxx Pharmaceuticals, Inc. (a)	8

6,210	ENDO International PLC (a)	50

249	Evolus, Inc. ^(a)	6

13,810	Horizon Pharma PLC (a)	366

498	Innovate Biopharmaceuticals, Inc. (a)	1

1,874	Innoviva, Inc. (a)	26

830	Intersect ENT, Inc. (a)	27

1,217	Intra-Cellular Therapies, Inc. (a)	15

517	Kala Pharmaceuticals, Inc. (a)	4

806	Lannett Co., Inc. (a)	6

153	Liquidia Technologies, Inc. (a)	2

2,266	Mallinckrodt PLC (a)	49

1,527	Marinus Pharmaceuticals, Inc. (a)	6

189	Melinta Therapeutics, Inc. (a)	1

366	Menlo Therapeutics, Inc. (a)	3

950	Myokardia, Inc. (a)	49

3,444	Nektar Therapeutics (a)	116

1,318	Neos Therapeutics, Inc. (a)	3

861	Ocular Therapeutix, Inc. (a)	3

178	Odonate Therapeutics, Inc. (a)	4

1,258	Omeros Corp. ^(a)	22

576	Optinose, Inc. (a)	6

268	Osmotica Pharmaceuticals PLC (a)	1

5,676	Pacira Pharmaceuticals, Inc. (a)	216

895	Paratek Pharmaceuticals, Inc. (a)	5

583	Phibro Animal Health Corp., Class – A	19

1,462	Prestige Brands Holdings, Inc. (a)	44

523	Reata Pharmaceuticals, Inc., Class – A (a)	45

260	resTORbio, Inc. (a)	2

1,042	Revance Therapeutics, Inc. (a)	16

245	scPharmaceuticals, Inc. (a)	1

439	Sienna Biopharmaceuticals, Inc. (a)	1

1,363	SIGA Technologies, Inc. (a)	8

1,351	Supernus Pharmaceuticals, Inc. (a)	47

1,283	Teligent, Inc. ^(a)	1

1,552	Tetraphase Pharmaceuticals, Inc. (a)	2

1,925	The Medicines Co. (a)	54

43,092	TherapeuticsMD, Inc. ^(a)	210

1,221	Theravance Biopharma, Inc. (a)	28

528	Tricida, Inc. (a)	20

369	Verrica Pharmaceuticals, Inc. (a)	4

551	Wave Life Sciences Ltd. (a)	21

528	Xeris Pharmaceuticals, Inc. (a)	5

1,172	Zogenix, Inc. (a)	64

846	Zomedica Pharmaceuticals Corp. (a)	–

		2,069

	Professional Services — 0.75%

1,484	Acacia Research Corp. (a)	5

1,406	ASGN, Inc. (a)	89

199	Barrett Business Services, Inc.	15

212	BG Staffing, Inc.	5

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Professional Services (continued)

1,417	CBIZ, Inc. (a)	$29

224	CRA International, Inc.	11

1,430	Exponent, Inc.	83

282	Forrester Research, Inc.	14

284	Franklin Covey Co. (a)	7

1,049	FTI Consulting, Inc. (a)	81

366	GP Strategies Corp. (a)	4

504	Heidrick & Struggles International, Inc.	19

606	Huron Consulting Group, Inc. (a)	29

508	ICF International, Inc.	39

1,305	InnerWorkings, Inc. (a)	5

1,064	Insperity, Inc.	131

846	Kelly Services, Inc., Class – A	19

626	Kforce, Inc.	22

1,583	Korn Ferry International	71

493	Mistras Group, Inc. (a)	7

4,876	Navigant Consulting, Inc.	94

857	Resources Connections, Inc.	14

4,802	TriNet Group, Inc. (a)	286

1,131	TrueBlue, Inc. (a)	27

346	Upwork, Inc. (a)	7

1,088	WageWorks, Inc. (a)	41

269	Willdan Group, Inc. (a)	10

		1,164

	Real Estate Management & Development — 0.30%

271	Altisource Portfolio Solutions SA (a)	6

75	American Realty Investors, Inc. (a)	1

115	Consolidated-Tomoka Land Co.	7

1,835	Cushman & Wakefield PLC (a)	33

1,034	Essential Properties Realty Trust, Inc.	20

291	Forestar Group, Inc. (a)	5

186	FRP Holdings, Inc. (a)	9

31	Griffin Industrial Realty, Inc.	1

1,050	HFF, Inc., Class – A	50

3,541	Kennedy-Wilson Holdings, Inc.	76

569	Marcus & Millichap, Inc. (a)	23

148	Maui Land & Pineapple Co., Inc. (a)	2

4,211	Newmark Group, Inc., Class – A	35

495	RE/MAX Holdings, Inc., Class – A	19

7,950	Realogy Holdings Corp.	90

2,226	Redfin Corp. ^(a)	45

960	St. Joe Corp. (a)	16

177	Stratus Properties, Inc. (a)	5

568	Tejon Ranch Co. (a)	10

194	The RMR Group, Inc., Class – A	12

34	Transcontinental Realty Investors, Inc. (a)	1

565	Trinity Place Holdings, Inc. (a)	2

		468

	Road & Rail — 0.75%

711	ArcBest Corp.	22

10,346	Avis Budget Group, Inc. (a)	360

328	Covenant Transportation Group, Inc., Class – A (a)	6

1,105	Daseke, Inc. (a)	6

1,308	Heartland Express, Inc.	25

1,514	Hertz Global Holdings, Inc. (a)	26

9,136	Knight-Swift Transportation Holdings, Inc.	299

1,078	Marten Transport Ltd.	19

49	P.A.M. Transportation Services, Inc. (a)	2

4,721	Ryder System, Inc.	293

717	Saia, Inc. (a)	44

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Road & Rail (continued)

245	Universal Truckload Services, Inc.	$5

558	US Xpress Enterprise, Inc., Class – A (a)	4

191	USA Truck, Inc. (a)	3

1,293	Werner Enterprises, Inc.	44

1,008	YRC Worldwide, Inc. (a)	7

		1,165

	Semiconductors & Semiconductor Equipment — 5.24%

285	ACM Research, Inc., Class – A (a)	4

742	Adesto Technologies Corp. (a)	4

1,091	Advanced Energy Industries, Inc. (a)	54

6,340	Advanced Micro Devices, Inc. (a)	162

580	Alpha & Omega Semiconductor Ltd. (a)	7

2,226	Ambarella, Inc. (a)	96

2,826	Amkor Technology, Inc. (a)	24

556	Aquantia Corp. (a)	5

911	Axcelis Technologies, Inc. (a)	18

1,088	AXT, Inc. (a)	5

1,938	Brooks Automation, Inc.	57

787	Cabot Microelectronics Corp.	88

605	CEVA, Inc. (a)	16

1,646	Cirrus Logic, Inc. (a)	69

1,088	Cohu, Inc.	16

10,268	Cree, Inc. (a)	588

6,896	Cypress Semiconductor Corp.	103

1,116	Diodes, Inc. (a)	39

3,951	Entegris, Inc.	141

18,207	FormFactor, Inc. (a)	293

609	Ichor Holdings Ltd. (a)	14

444	Impinj, Inc. (a)	7

8,675	Inphi Corp. (a)	379

15,205	Integrated Device Technology, Inc. (a)	745

1,829	Kopin Corp. (a)	2

3,246	Lattice Semiconductor Corp. (a)	39

27,085	MA-COM Technology Solutions Holdings, Inc. (a)	453

8,413	Marvell Technology Group Ltd.	167

5,552	Maxim Integrated Products, Inc.	295

1,776	MaxLinear, Inc., Class – A (a)	45

6,413	Monolithic Power Systems, Inc.	869

635	Nanometrics, Inc. (a)	20

972	Neophotonics Corp. (a)	6

134	NVE Corp.	13

807	PDF Solutions, Inc. (a)	10

1,805	Photronics, Inc. (a)	17

801	Power Integrations, Inc.	56

10,928	Qorvo, Inc. (a)	784

10,626	QuickLogic Corp. (a)	6

3,003	Rambus, Inc. (a)	31

852	Rudolph Technologies, Inc. (a)	19

20,421	Semtech Corp. (a)	1,041

3,347	Silicon Laboratories, Inc. (a)	271

351	SMART Global Holdings, Inc. (a)	7

1,653	SunPower Corp. (a)	11

951	Synaptics, Inc. (a)	38

1,054	Ultra Clean Holdings, Inc. (a)	11

4,572	Universal Display Corp.	699

19,814	Veeco Instruments, Inc. (a)	215

1,354	Xperi Corp.	32

		8,091

	Software — 8.49%

6,509	2U, Inc. (a)	461

2,621	8x8, Inc. (a)	53

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Software (continued)

1,467	A10 Networks, Inc. (a)	$10

3,180	ACI Worldwide, Inc. (a)	105

458	Agilysys, Inc. (a)	10

8,745	Alarm.com Holding, Inc. (a)	568

685	Altair Engineering, Inc., Class – A (a)	25

812	Alteryx, Inc. (a)	68

603	Amber Road, Inc. (a)	5

789	American Software, Inc., Class – A	9

499	Anaplan, Inc. (a)	20

433	AppFolio, Inc., Class – A (a)	34

369	Asure Software, Inc. (a)	2

784	Avalara, Inc. (a)	44

2,886	Avaya Holdings Corp. (a)	49

14,496	Benefitfocus, Inc. (a)	718

1,338	Blackbaud, Inc.	107

15,729	Blackline, Inc. (a)	729

1,171	Bottomline Technologies, Inc. (a)	59

3,543	Box, Inc., Class – A (a)	68

1,038	Carbon Black, Inc. (a)	14

771	ChannelAdvisor Corp. (a)	9

1,830	Cision Ltd. (a)	25

16,231	Cloudera, Inc. (a)	178

1,117	CommVault Systems, Inc. (a)	72

1,507	Cornerstone OnDemand, Inc. (a)	83

8,118	Coupa Software, Inc. (a)	739

347	Digimarc Corp. (a)	11

485	Domo, Inc. (a)	20

675	Ebix, Inc.	33

436	eGain Corp. (a)	5

5,436	Ellie Mae, Inc. (a)	536

7,265	Envestnet, Inc. (a)	475

827	Everbridge, Inc. (a)	62

4,405	Five9, Inc. (a)	233

884	Forescout Technologies, Inc. (a)	37

452	Fusion Connect, Inc. (a)	1

5,144	HubSpot, Inc. (a)	855

887	Instructure, Inc. (a)	42

1,306	J2 Global, Inc.	113

1,633	LivePerson, Inc. (a)	47

255	Majesco (a)	2

239	MicroStrategy, Inc., Class – A (a)	34

946	Mitek Systems, Inc. (a)	12

2,178	MobileIron, Inc. (a)	12

7,475	Model N, Inc. (a)	131

1,150	Monotype Imaging Holdings, Inc.	23

7,275	New Relic, Inc. (a)	718

28,162	Nuance Communications, Inc. (a)	477

2,680	Nutanix, Inc., Class – A (a)	101

851	Onespan, Inc. (a)	16

411	Park City Group, Inc. (a)	3

7,527	Paylocity Holding Corp. (a)	671

1,250	Progress Software Corp.	55

877	PROS Holdings, Inc. (a)	37

1,037	Q2 Holdings, Inc. (a)	72

276	QAD, Inc., Class – A	12

944	Qualys, Inc. (a)	78

1,015	Rapid7, Inc. (a)	51

198	Rimini Street, Inc. (a)	1

4,647	RingCentral, Inc., Class – A (a)	501

1,954	Sailpoint Technologies Holding, Inc. (a)	56

262	Secureworks Corp. (a)	5

190	ShotSpotter, Inc. (a)	7

476	SPS Commerce, Inc. (a)	50

4,092	SS&C Technologies Holdings, Inc.	261

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Software (continued)

486	SVMK, Inc. (a)	$9

1,201	Telaria, Inc. (a)	8

874	Telenav, Inc. (a)	5

853	Tenable Holdings, Inc. (a)	27

3,056	The Trade Desk, Inc. (a)	605

59,876	TiVo Corp.	558

465	Upland Software, Inc. (a)	20

789	Varonis Systems, Inc. (a)	47

1,792	Verint Systems, Inc. (a)	107

171	Veritone, Inc. (a)	1

1,521	VirnetX Holding Corp. (a)	10

795	Workiva, Inc. (a)	40

18,949	Yext, Inc. (a)	414

1,449	Zix Corp. (a)	10

15,982	Zscaler, Inc. (a)	1,133

		13,114

	Specialty Retail — 2.25%

1,919	Aaron’s, Inc.	101

8,479	Abercrombie & Fitch Co., Class – A	231

4,471	American Eagle Outfitters, Inc.	99

161	America’s Car-Mart, Inc. (a)	15

532	Asbury Automotive Group, Inc. (a)	37

4,730	Ascena Retail Group, Inc. (a)	5

1,244	AT Home Group, Inc. (a)	22

1,127	Barnes & Noble Education, Inc. (a)	5

1,724	Barnes & Noble, Inc.	9

3,653	Bed Bath & Beyond, Inc.	62

493	Big 5 Sporting Goods Corp.	2

18,305	Boot Barn Holdings, Inc. (a)	538

1,160	Caleres, Inc.	29

878	Camping World Holdings, Inc., Class – A^	12

17,188	Carvana Co. ^(a)	997

3,456	Chico’s FAS, Inc.	15

332	Citi Trends, Inc.	6

521	Conn’s, Inc. (a)	12

1,917	DSW, Inc., Class – A	43

1,994	Express, Inc. (a)	9

1,530	Five Below, Inc. (a)	190

1,090	Francesca’s Holdings Corp. (a)	1

2,801	GameStop Corp., Class – A	28

539	Genesco, Inc. (a)	25

2,314	GNC Holdings, Inc., Class – A (a)	6

521	Group 1 Automotive, Inc.	34

1,584	Guess?, Inc.	31

532	Haverty Furniture Cos., Inc.	12

541	Hibbett Sports, Inc. (a)	12

1,108	Hudson Ltd., Class – A (a)	15

392	J. Jill, Inc.	2

464	Kirkland’s, Inc. (a)	3

623	Lithia Motors, Inc.	58

778	Lumber Liquidators Holdings, Inc. (a)	8

659	MarineMax, Inc. (a)	13

879	Monro Muffler Brake, Inc.	76

836	Murphy USA, Inc. (a)	72

1,763	National Vision Holdings, Inc. (a)	55

15,468	Office Depot, Inc.	56

1,528	Party City Holdco, Inc. (a)	12

2,334	Pier 1 Imports, Inc. (a)	2

1,288	Rent-A-Center, Inc. (a)	27

527	Restoration Hardware Co. (a)	54

675	RTW RetailWinds, Inc. (a)	2

3,342	Sally Beauty Holdings, Inc. (a)	62

288	Shoe Carnival, Inc.	10

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Specialty Retail (continued)

1,427	Signet Jewelers Ltd.	$39

896	Sleep Number Corp. (a)	42

645	Sonic Automotive, Inc., Class – A	10

1,082	Sportsman’s Warehouse Holdings, Inc. (a)	5

19,250	Tailored Brands, Inc.	151

796	The Buckle, Inc.	15

650	The Cato Corp.	10

439	The Children’s Place Retail Stores, Inc.	43

492	The Container Store Group, Inc. (a)	4

1,181	Tile Shop Holdings, Inc.	7

560	Tilly’s, Inc., Class – A	6

72	Winmark Corp.	14

522	Zumiez, Inc. (a)	13

		3,474

	Technology Hardware, Storage & Peripherals — 0.16%

3,007	3D Systems Corp. (a)	32

749	Avid Technology, Inc. (a)	6

1,120	Cray, Inc. (a)	29

2,061	Diebold, Inc. (a)	23

374	Eastman Kodak Co. (a)	1

1,205	Electronics for Imaging, Inc. (a)	32

705	Immersion Corp. (a)	6

1,421	Stratasys Ltd. (a)	34

3,600	Super Micro Computer, Inc. (a)	76

1,639	USA Technologies, Inc. (a)	7

		246

	Textiles, Apparel & Luxury Goods — 0.56%

1,839	Crocs, Inc. (a)	47

316	Culp, Inc.	6

3,357	Deckers Outdoor Corp. (a)	494

1,233	Fossil Group, Inc. (a)	17

1,216	G-III Apparel Group Ltd. (a)	49

425	Movado Group, Inc.	15

469	Oxford Industries, Inc.	35

167	Rocky Brands, Inc.	4

2,411	Steven Madden Ltd.	82

250	Superior Uniform Group, Inc.	4

426	Unifi, Inc. (a)	8

581	Vera Bradley, Inc. (a)	8

2,566	Wolverine World Wide, Inc.	92

		861

	Thrifts & Mortgage Finance — 0.96%

1,606	Axos Financial, Inc. (a)	47

94	Bank7 Corp. (a)	2

355	Bankfinancial Corp.	5

625	Bridgewater Bancshares, Inc. (a)	6

3,748	Capitol Federal Financial, Inc.	50

1,381	Columbia Financial, Inc. (a)	22

876	Dime Community Bancshares	16

200	Entegra Financial Corp. (a)	4

274	ESSA Bancorp, Inc.	4

2,676	Essent Group Ltd. (a)	116

243	Federal Agricultural Mortgage Corp., Class – C	18

560	First Defiance Financial Corp.	16

819	Flagstar Bancorp, Inc.	27

118	FS BanCorp, Inc.	6

95	Greene County BanCorp, Inc.	3

37	Hingham Institution For SVGS	6

211	Home BanCorp, Inc.	7

678	HomeStreet, Inc. (a)	18

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Thrifts & Mortgage Finance (continued)

221	Impac Mortgage Holdings, Inc. (a)	$1

2,447	Kearny Financial Corp. of Maryland	31

221	LendingTree, Inc. (a)	78

614	Luther Burbank Corp.	6

195	Malvern BanCorp, Inc. (a)	4

423	Merchants BanCorp/IN	9

1,299	Meridian Bancorp, Inc.	20

756	Meta Financial Group, Inc.	15

9,842	MGIC Investment Corp. (a)	130

2,105	Mr Cooper Group, Inc. (a)	20

1,744	NMI Holdings, Inc. (a)	45

1,191	Northfield BanCorp, Inc.	17

2,683	Northwest Bancshares, Inc.	46

1,335	OceanFirst Financial Corp.	32

50	Oconee Federal Financial COR	1

3,053	Ocwen Financial Corp. (a)	6

298	OP BanCorp	3

1,094	Oritani Financial Corp.	18

451	PCSB Financial Corp.	9

209	PDL Community BanCorp (a)	3

535	PennyMac Financial Services, Inc.	12

139	Provident BanCorp, Inc. (a)	3

1,702	Provident Financial Services, Inc.	44

248	Prudential BanCorp, Inc.	4

6,019	Radian Group, Inc.	125

635	Riverview BanCorp, Inc.	5

340	SI Financial Group, Inc.	4

199	Southern Missouri BanCorp, Inc.	6

650	Sterling BanCorp, Inc./MI	7

227	Territorial BanCorp, Inc.	6

186	Timberland BanCorp, Inc./WA	5

2,560	TrustCo Bank Corp. NY	20

1,385	United Community Financial Corp.	13

1,400	United Financial Bancorp, Inc.	20

757	Walker & Dunlop, Inc.	39

2,248	Washington Federal, Inc.	65

724	Waterstone Financial, Inc.	12

709	Western New England BanCorp, Inc.	7

5,542	WSFS Financial Corp.	213

		1,477

	Tobacco — 0.20%

3,411	22nd Century Group, Inc. ^(a)	6

229	Pyxus International, Inc. (a)	5

212	Turning Point Brands, Inc.	10

4,460	Universal Corp.	257

2,799	Vector Group Ltd.	30

		308

	Trading Companies & Distributors — 1.47%

1,514	Aircastle Ltd.	31

1,063	Applied Industrial Technologies, Inc.	63

12,117	Beacon Roofing Supply, Inc. (a)	389

264	Bluelinx Holdings, Inc. (a)	7

20,639	BMC Stock Holdings, Inc. (a)	365

466	CAI International, Inc. (a)	11

7,405	DXP Enterprises, Inc. (a)	288

113	EVI Industries, Inc.	4

387	Foundation Building Materials, Inc. (a)	4

1,039	GATX Corp.	79

307	General Finance Corp. (a)	3

900	GMS, Inc. (a)	14

871	H&E Equipment Services, Inc.	22

665	Herc Holdings, Inc. (a)	26

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Trading Companies & Distributors (continued)

763	Kaman Corp.	$45

195	Lawson Products, Inc. (a)	6

13,407	MRC Global, Inc. (a)	234

3,018	NOW, Inc. (a)	42

121	Rush Enterprises, Inc.	5

841	Rush Enterprises, Inc., Class – A	35

3,701	SiteOne Landscape Supply, Inc. (a)	212

318	Systemax, Inc.	7

750	Textainer Group Holdings Ltd. (a)	7

534	Titan Machinery, Inc. (a)	8

1,442	Triton International Ltd.	44

327	Veritiv Corp. (a)	9

2,158	Watsco, Inc.	309

84	Willis Lease Finance Corp. (a)	4

		2,273

	Transportation Infrastructure — 0.22%

8,415	Macquarie Infrastructure Corp.	347

	Water Utilities — 0.18%

1,011	American States Water Co.	71

302	AquaVenture Holdings Ltd. (a)	6

228	Artesian Resources Corp.	8

622	Cadiz, Inc. (a)	6

1,328	California Water Service Group	72

329	Connecticut Water Service, Inc.	23

434	Consolidated Water Co. Ltd.	6

362	Global Water Resources, Inc.	4

439	Middlesex Water Co.	25

518	Pure Cycle Corp. (a)	5

673	SJW Corp.	42

368	The York Water Co.	13

		281

	Wireless Telecommunication Services — 0.19%

1,140	Boingo Wireless, Inc. (a)	27

43,675	Gogo, Inc. ^(a)	196

2,491	NII Holdings, Inc. (a)	5

1,295	Shenandoah Telecommunications Co.	57

498	Spok Holdings, Inc.	7

		292

	Total Common Stocks	143,876

	Contingent Rights — 0.00%

	Chemicals — 0.00%

755	Schulman, Inc. CVR (a)	–

	Financials — 0.00%

247,963	Tahoe Resources, Inc. CVR (a)	–

	Total Contingent Rights	–

Principal Amount (000)

	U.S. Treasury Obligation — 0.01%

$20	U.S. Treasury Bill, 2.34%, 6/6/19 (b)(c)	20

	Total U.S. Treasury Obligation	20

Shares	Security Description	Value (000)

	Investment Companies — 6.05%

579,204	Federated Treasury Obligations Fund, Institutional Shares, 2.29% ^^(d)	$579

1,005,599	State Street Institutional Liquid Reserves Fund, Trust Class, 0.00% (d)	1,006

7,751,532	State Street Institutional Treasury Plus Money Market Fund, Premier Class, 2.30% (d)	7,751

	Total Investment Companies	9,336

Principal Amount (000)

	Repurchase Agreement — 1.34%

$2,070	Jefferies LLC, 2.60%, 4/1/19 (Purchased on 3/29/19, proceeds at maturity $2,069,966 collateralized by U.S. Treasury Obligations, 2.40% – 2.97%, 8/15/19 – 2/15/47 fair value $2,110,908) ^^	2,070

	Total Repurchase Agreement	2,070

	Total Investments (cost $131,822) — 100.63%	155,302

	Liabilities in excess of other assets — (0.63)%	(965)

	Net Assets — 100.00%	$154,337

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019, was $2,541 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on March 31, 2019.

ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2019.

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio	Advisory Research, Inc.	Frontier Capital Management Company, LLC	Mellon Investments Corporation*	Parametric Portfolio Associates, LLC	Pzena Investment Management, LLC	HC Capital Solutions	Total
Common Stocks	18.72%	32.67%	36.62%	—	5.22%	—	93.23%

Contingent Rights	—	0.00%	0.00%	—	—	—	0.00%
U.S. Treasury Obligation	—	—	0.01%	—	—	—	0.01%

Investment Companies	0.90%	0.07%	0.18%	2.30%	—	2.60%	6.05%
Repurchase Agreement	0.87%	0.24%	0.23%	—	—	—	1.34%

Other Assets (Liabilities)	-1.14%	0.52%	-0.34%	0.18%	0.15%	0.00%	-0.63%

Total Net Assets	19.35%	33.50%	36.70%	2.48%	5.37%	2.60%	100.00%

*	Formerly BNY Mellon Asset Management North America Corporation.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Russell 2000 Mini Index Future	44	6/21/19	$3,396	$25

			$3,396	$25

		Total Unrealized Appreciation		$25
		Total Unrealized Depreciation		—

		Total Net Unrealized Appreciation/(Depreciation)		$25

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 87.43%

	Equity Real Estate Investment Trusts — 83.22%

33,727	Acadia Realty Trust	$920

31,892	Agree Realty Corp.	2,211

43,233	Alexandria Real Estate Equities, Inc.	6,163

52,640	American Assets Trust, Inc.	2,414

25,563	American Tower Corp.	5,037

54,934	Apartment Investment & Management Co. (a)	2,763

38,343	Boston Properties, Inc.	5,133

42,560	Camden Property Trust	4,320

56,028	Columbia Property Trust, Inc.	1,261

52,500	Community Healthcare Trust, Inc.	1,884

13,294	Coresite Realty Corp.	1,423

46,614	Corporate Office Properties Trust	1,273

20,944	Crown Castle International Corp.	2,681

95,203	Douglas Emmett, Inc.	3,848

13,326	Equinix, Inc.	6,039

30,403	Equity Lifestyle Properties, Inc.	3,475

17,777	Essex Property Trust, Inc.	5,142

33,293	Extra Space Storage, Inc.	3,393

228,013	HCP, Inc.	7,137

89,628	Hudson Pacific Property, Inc.	3,085

24,345	JBG SMITH Properties	1,007

99,390	Prologis, Inc.	7,151

12,253	PS Business Parks, Inc.	1,922

27,116	Public Storage	5,905

51,005	Regency Centers Corp.	3,442

102,250	Rexford Industrial Realty, Inc.	3,662

48,374	Simon Property Group, Inc.	8,814

118,508	Store Capital Corp.	3,970

31,515	Sun Communities, Inc.	3,735

111,407	UDR, Inc.	5,065

63,951	Xenia Hotels & Resorts, Inc.	1,401

		115,676

	Health Care Providers & Services — 0.82%

8,509	Universal Health Services, Inc., Class – B	1,138

	Hotels, Restaurants & Leisure — 2.78%

7,512	Hilton Worldwide Holdings, Inc.	624

27,098	Hyatt Hotels Corp., Class – A	1,966

5,884	Vail Resorts, Inc.	1,279

		3,869

	Real Estate Management & Development — 0.61%

11,600	Essential Properties Realty Trust, Inc.	226

29,114	Kennedy-Wilson Holdings, Inc.	623

		849

	Total Common Stocks	121,532

	Investment Companies — 12.49%

2,090,258	DWS Government Money Market Series Institutional Fund, 2.31% (b)	2,090

15,277,587	State Street Institutional Treasury Plus Money Market Fund, Premier Class, 2.30% (b)	15,278

	Total Investment Companies	17,368

Value (000)

Total Investments (cost $110,827) — 99.92%	$138,900

Other assets in excess of liabilities — 0.08%	107

Net Assets — 100.00%	$139,007

(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on March 31, 2019.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2019.

The Real Estate Securities Portfolio	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	—	87.43%	—	87.43%
Investment Companies	5.88%	1.50%	5.11%	12.49%
Other Assets (Liabilities)	0.04%	0.03%	0.01%	0.08%

Total Net Assets	5.92%	88.96%	5.12%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Dow Jones U.S. Real Estate Index Future	206	6/21/19	$7,076	$97

			$7,076	$97

		Total Unrealized Appreciation		$97
		Total Unrealized Depreciation		—

		Total Net Unrealized Appreciation/ (Depreciation)		$97

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 73.66%

	Australia — 4.42%

67,367	Alumina Ltd. (Metals & Mining)	$116

29,168	Amcor Ltd. (Containers & Packaging)	319

87,771	BHP Billiton Ltd. (Metals & Mining)	2,398

62,546	BHP Group PLC (Metals & Mining)	1,509

29,442	Boral Ltd. (Construction Materials)	96

8,631	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	161

44,260	Fortescue Metals Group Ltd. (Metals & Mining)	224

46,458	Incitec Pivot Ltd. (Chemicals)	103

19,443	Newcrest Mining Ltd. (Metals & Mining)	352

10,623	Orica Ltd. (Chemicals)	133

52,217	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	267

11,676	Rio Tinto Ltd. (Metals & Mining)	813

45,438	Santos Ltd. (Oil, Gas & Consumable Fuels)	220

141,624	South32 Ltd. (Metals & Mining)	376

22,809	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	560

		7,647

	Austria — 0.19%

4,462	OMV AG (Oil, Gas & Consumable Fuels)	243

3,040	Voestalpine AG (Metals & Mining)	92

		335

	Belgium — 0.24%

1,857	Solvay SA (Chemicals)	201

4,912	Umicore SA (Chemicals)	219

		420

	Bermuda — 0.08%

106,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	111

29,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	28

		139

	Brazil — 1.47%

13,200	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	55

4,513	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	49

96,612	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	765

21,204	Suzano Papel e Celulose SA (Paper & Forest Products)	251

14,203	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	170

96,176	Vale SA (Metals & Mining)	1,256

		2,546

	Canada — 6.52%

5,800	Agnico-Eagle Mines Ltd. (Metals & Mining)	252

5,500	AltaGas Ltd. (Gas Utilities) ^	72

11,600	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	79

47,421	Barrick Gold Corp. (Metals & Mining)	651

13,100	Cameco Corp. (Oil, Gas & Consumable Fuels)	154

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Canada (continued)

32,169	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	$883

4,000	CCL Industries, Inc., Class B (Containers & Packaging)	162

24,614	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	214

17,900	Crescent Point Energy Corp. (Oil, Gas & Consumable Fuels)	58

27,111	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	982

5,791	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	210

31,500	Encana Corp. (Oil, Gas & Consumable Fuels)	228

18,938	Encana Corp. (Oil, Gas & Consumable Fuels)	137

19,560	First Quantum Minerals Ltd. (Metals & Mining)	222

4,540	Franco-Nevada Corp. (Metals & Mining)	341

20,700	Goldcorp, Inc. (Metals & Mining)	237

11,575	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)	115

8,760	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	239

11,900	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	197

2,393	International Petroleum Corp. (Oil, Gas & Consumable Fuels) (a)	11

6,000	Keyera Corp. (Oil, Gas & Consumable Fuels)	141

34,600	Kinross Gold Corp. (Metals & Mining) (a)	119

2,500	Methanex Corp. (Chemicals)	142

17,283	Nutrien Ltd. (Chemicals)	912

14,571	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	535

5,500	Peyto Exploration & Development Corp. (Oil, Gas & Consumable Fuels) ^	29

6,900	PrairieSky Royalty Ltd. (Oil, Gas & Consumable Fuels)	93

8,000	Seven Generations Energy (Oil, Gas & Consumable Fuels) (a)	58

48,322	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	1,567

14,497	Teck Cominco Ltd., Class B (Metals & Mining)	335

7,000	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	108

25,000	TransCanada Corp. (Oil, Gas & Consumable Fuels)	1,124

20,206	Turquoise Hill Resources Ltd. (Metals & Mining) (a)	33

42,247	Uranium Participation Corp. (Capital Markets) (a)(b)	141

3,800	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels) ^	94

1,900	West Fraser Timber Co. Ltd. (Paper & Forest Products)	92

11,151	Wheaton Precious Metals Corp. (Metals & Mining)	265

22,400	Yamana Gold, Inc. (Metals & Mining)	58

		11,290

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Chile — 0.36%

11,867	Antofagasta PLC (Metals & Mining)	$149

50,752	Empresas CMPC SA (Paper & Forest Products)	179

22,884	Empresas Copec SA (Oil, Gas & Consumable Fuels)	291

		619

	China — 1.62%

62,000	Aluminum Corporation of China Ltd., H Shares (Metals & Mining) (a)	23

36,200	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	221

68,000	China Coal Energy Co. Ltd., Class H (Oil, Gas & Consumable Fuels)	28

64,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	51

61,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	66

741,869	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	589

119,300	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	272

520,302	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	970

23,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	31

612,729	PetroChina, H Shares (Oil, Gas & Consumable Fuels)	401

68,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)	32

62,000	Yanzhou Coal Mining Co., H Shares (Oil, Gas & Consumable Fuels)	61

129,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	53

		2,798

	Colombia — 0.15%

10,130	Cementos Argos SA (Construction Materials)	25

175,300	Ecopetrol SA (Oil, Gas & Consumable Fuels)	188

7,531	Grupo Argos SA (Construction Materials)	43

		256

	Denmark — 0.31%

2,610	Christian Hansen Holding A/S (Chemicals)	265

6,029	Novozymes A/S, B Shares (Chemicals)	277

		542

	Finland — 0.58%

3,929	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	419

13,895	Stora Enso Oyj, R Shares (Paper & Forest Products)	170

14,302	UPM-Kymmene Oyj (Paper & Forest Products)	418

		1,007

Shares	Security Description	Value (000)

	Common Stocks (continued)

	France — 3.10%

11,639	Air Liquide SA (Chemicals)	$1,481

2,000	Arkema SA (Chemicals)	191

732	Imerys SA (Construction Materials)	36

65,737	Total SA (Oil, Gas & Consumable Fuels)	3,658

		5,366

	Germany — 2.38%

25,011	BASF SE (Chemicals)	1,845

1,908	Covestro AG (Chemicals)	105

4,547	Evonik Industries AG (Chemicals)	124

3,669	HeidelbergCement AG (Construction Materials)	264

5,182	K+S AG – Registered (Chemicals)	95

2,573	Lanxess AG (Chemicals)	138

5,043	Linde AG (Chemicals)	1,113

3,278	Symrise AG (Chemicals)	295

10,651	ThyssenKrupp AG (Metals & Mining)	146

		4,125

	Greece — 0.00%

152	Titan Cement Co. SA (Construction Materials)	3

	Hungary — 0.06%

9,490	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	109

	India — 1.06%

42,596	Reliance Industries Ltd., GDR (Oil, Gas & Consumable Fuels) (c)	1,709

6,988	Tata Steel Ltd., Registered Shares, GDR (Metals & Mining)	52

6,609	Vedanta Ltd., ADR (Metals & Mining)	70

		1,831

	Indonesia — 0.19%

476,300	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	45

39,900	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	62

90,300	PT Semen Gresik (Persero) Tbk (Construction Materials)	88

70,300	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	134

		329

	Ireland (Republic of) — 0.41%

22,721	CRH PLC (Construction Materials)	704

	Israel — 0.04%

13,052	Israel Chemicals Ltd. (Chemicals)	68

	Italy — 1.04%

74,181	Eni SpA (Oil, Gas & Consumable Fuels)	1,311

20,071	Saipem SpA (Energy Equipment & Services) (a)	106

73,370	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	377

		1,794

	Japan — 3.19%

3,600	Air Water, Inc. (Chemicals)	52

34,300	Asahi Kasei Corp. (Chemicals)	355

7,200	Daicel Corp. (Chemicals)	78

2,100	Hitachi Chemical Co. Ltd. (Chemicals) ^	47

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

5,000	Hitachi Metals Ltd. (Metals & Mining)	$58

5,442	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	182

28,400	INPEX Corp. (Oil, Gas & Consumable Fuels)	270

13,400	JFE Holdings, Inc. (Metals & Mining)	228

4,900	JSR Corp. (Chemicals)	76

90,294	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	413

1,300	Kaneka Corp. (Chemicals)	49

6,200	Kansai Paint Co. Ltd. (Chemicals)	119

7,200	Kobe Steel Ltd. (Metals & Mining)	54

10,300	Kuraray Co. Ltd. (Chemicals)	131

1,100	Maruichi Steel Tube Ltd. (Metals & Mining)	32

35,500	Mitsubishi Chemical Holdings Corp. (Chemicals)	251

4,600	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	66

2,800	Mitsubishi Materials Corp. (Metals & Mining)	74

5,100	Mitsui Chemicals, Inc. (Chemicals)	124

4,800	Nippon Paint Holdings Co. Ltd. (Chemicals)	190

20,800	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	369

3,100	Nissan Chemical Industries Ltd. (Chemicals)	142

4,000	Nitto Denko Corp. (Chemicals)	211

22,700	Oji Paper Co. Ltd. (Paper & Forest Products)	141

10,515	Shin-Etsu Chemical Co. Ltd. (Chemicals)	884

40,700	Sumitomo Chemical Co. Ltd. (Chemicals)	190

6,200	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	184

3,400	Taiheiyo Cement Corp. (Construction Materials)	114

2,100	Taiyo Nippon Sanso Corp. (Chemicals)	32

4,900	Teijin Ltd. (Chemicals)	81

36,900	Toray Industries, Inc. (Chemicals)	236

4,500	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	92

		5,525

	Jersey — 0.90%

361,994	Glencore International PLC (Metals & Mining)	1,500

9,585	Petrofac Ltd. (Energy Equipment & Services)	61

		1,561

	Luxembourg — 0.32%

16,352	ArcelorMittal (Metals & Mining)	332

15,254	Tenaris SA (Energy Equipment & Services)	215

		547

	Malaysia — 0.14%

74,200	Petronas Chemicals Group Berhad (Chemicals)	167

10,100	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	62

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Malaysia (continued)

147,800	SapuraKencana Petroleum Berhad (Energy Equipment & Services) (a)	$12

		241

	Mexico — 0.38%

499,141	CEMEX SAB de CV (Construction Materials) (a)	233

112,034	Grupo Mexico SAB de CV, Series B (Metals & Mining)	307

3,534	Industrias Penoles SAB de CV (Metals & Mining)	44

32,820	Mexichem SAB de CV (Chemicals)	78

		662

	Netherlands — 1.18%

6,033	Akzo Nobel N.V. (Chemicals)	536

1,585	Core Laboratories N.V. (Energy Equipment & Services)	109

5,101	Koninklijke DSM N.V. (Chemicals)	556

2,326	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	111

8,576	LyondellBasell Industries N.V., Class – A (Chemicals)	722

		2,034

	New Zealand — 0.03%

16,332	Fletcher Building Ltd. (Construction Materials)	55

	Norway — 0.63%

33,694	Equinor ASA (Oil, Gas & Consumable Fuels)	739

39,781	Norsk Hydro ASA (Metals & Mining)	162

4,523	Yara International ASA (Chemicals)	185

		1,086

	Papua New Guinea — 0.13%

41,571	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	231

	Peru — 0.05%

4,900	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	85

	Poland — 0.38%

5,478	Grupa Lotos SA (Oil, Gas & Consumable Fuels)	119

4,519	KGHM Polska Miedz SA (Metals & Mining) (a)	126

11,875	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	302

70,939	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	116

		663

	Portugal — 0.14%

15,257	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)	244

	Qatar — 0.04%

11,233	Qatar Gas Transport Co. Ltd. (Oil, Gas & Consumable Fuels)	64

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Russia — 2.40%

70,520	ALROSA AO (Metals & Mining)	$99

193,831	Gazprom OAO, ADR (Oil, Gas & Consumable Fuels)	876

14,011	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	1,256

16,218	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	341

3,120	Novatek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	535

1,523	Phosagro OAO, GDR (Chemicals)	19

39,111	Rosneft Oil Co. OJSC, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	246

5,366	Severstal, Registered Shares, GDR (Metals & Mining)	84

47,939	Surgutneftegas, ADR (Oil, Gas & Consumable Fuels)	178

7,610	Tatneft PJSC, ADR (Oil, Gas & Consumable Fuels)	527

		4,161

	South Africa — 0.73%

1,516	Anglo Platinum Ltd. (Metals & Mining)	77

14,977	AngloGold Ashanti Ltd. (Metals & Mining)	197

8,860	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	101

26,554	Gold Fields Ltd. (Metals & Mining)	98

15,281	Impala Platinum Holdings Ltd. (Metals & Mining) (a)	65

3,677	Mondi Ltd. (Paper & Forest Products)	82

17,739	Sappi Ltd. (Paper & Forest Products)	82

18,250	Sasol Ltd. (Chemicals)	569

		1,271

	South Korea — 1.16%

1,878	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	87

3,043	Hanwha Chemical Corp. (Chemicals)	56

482	Honam Petrochemical Corp. (Chemicals)	124

2,288	Hyundai Steel Co. (Metals & Mining)	91

253	Korea Zinc Co. (Metals & Mining)	104

454	Kumho Petro Chemical Co. Ltd. (Chemicals)	38

1,517	LG Chem Ltd. (Chemicals)	491

278	OCI Co. Ltd. (Chemicals)	23

2,189	POSCO (Metals & Mining)	488

2,341	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	370

1,680	S-Oil Corp. (Oil, Gas & Consumable Fuels)	133

		2,005

	Spain — 0.33%

33,031	Repsol YPF SA (Oil, Gas & Consumable Fuels)	565

	Sweden — 0.25%

8,047	Boliden AB (Metals & Mining)	229

6,194	Lundin Petroleum AB (Oil, Gas & Consumable Fuels)	210

		439

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Switzerland — 1.10%

227	EMS-Chemie Holding AG, Registered Shares (Chemicals)	$123

254	Givaudan SA (Chemicals)	651

12,443	LafargeHolcim Ltd., Registered Shares (Construction Materials)	615

3,649	Sika AG, Registered Shares (Chemicals)	510

		1,899

	Taiwan — 1.34%

75,082	Asia Cement Corp. (Construction Materials)	98

457,376	China Steel Corp. (Metals & Mining)	376

125,000	Formosa Chemicals & Fibre Corp. (Chemicals)	455

49,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	184

157,160	Formosa Plastics Corp. (Chemicals)	560

179,010	Nan Ya Plastics Corp. (Chemicals)	459

133,300	Taiwan Cement Corp. (Construction Materials)	179

5,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	7

		2,318

	Thailand — 0.93%

49,700	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	25

44,800	Energy Absolute Public Co. Ltd. (Oil, Gas & Consumable Fuels)	68

18,700	Indorama Ventures PCL (Chemicals)	29

579,800	IRPC PCL (Oil, Gas & Consumable Fuels)	105

78,955	PTT Chemical Public Co. Ltd. (Chemicals)	168

63,804	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	252

437,900	PTT PCL (Oil, Gas & Consumable Fuels)	663

14,500	Siam Cement PCL (Construction Materials)	220

32,700	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	72

		1,602

	Turkey — 0.08%

29,811	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	49

4,144	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	93

		142

	United Kingdom — 10.45%

42,406	Anglo American PLC (Metals & Mining)	1,134

593,098	BP PLC (Oil, Gas & Consumable Fuels)	4,307

4,203	Croda International PLC (Chemicals)	276

5,904	Fresnillo PLC (Metals & Mining)	67

5,905	Johnson Matthey PLC (Chemicals)	242

6,953	Linde PLC (Chemicals)	1,223

10,407	Mondi PLC (Paper & Forest Products)	230

37,692	Rio Tinto PLC (Metals & Mining)	2,190

135,713	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	4,264

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United Kingdom (continued)

119,051	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	$3,762

8,235	TechnipFMC PLC (Energy Equipment & Services)	192

8,456	TechnipFMC PLC (Energy Equipment & Services)	199

		18,086

	United States — 23.16%

5,158	Air Products & Chemicals, Inc. (Chemicals)	985

2,689	Albemarle Corp. (Chemicals)	220

14,150	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	644

9,772	Apache Corp. (Oil, Gas & Consumable Fuels)	339

2,411	Ashland Global Holdings, Inc. (Chemicals)	188

2,181	Avery Dennison Corp. (Containers & Packaging)	246

8,386	Axalta Coating Systems Ltd. (Chemicals) (a)	211

9,879	Baker Hughes, Inc. (Energy Equipment & Services)	274

7,901	Ball Corp. (Containers & Packaging)	458

11,996	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	313

3,400	Celanese Corp., Series A (Chemicals)	335

5,626	CF Industries Holdings, Inc. (Chemicals)	230

35,887	Chevron Corp. (Oil, Gas & Consumable Fuels)	4,422

3,137	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	219

3,680	Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	408

32,048	ConocoPhillips (Oil, Gas & Consumable Fuels)	2,139

3,537	Continental Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	158

3,912	Crown Holdings, Inc. (Containers & Packaging) (a)	213

12,104	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	382

1,948	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	198

55,134	DowDuPont, Inc. (Chemicals)	2,940

3,437	Eastman Chemical Co. (Chemicals)	261

6,443	Ecolab, Inc. (Chemicals)	1,138

14,905	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,419

6,689	EQT Corp. (Oil, Gas & Consumable Fuels)	139

5,248	Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	114

46,431	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,752

3,312	FMC Corp. (Chemicals)	254

30,941	Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)	399

22,002	Halliburton Co. (Energy Equipment & Services)	645

4,112	Helmerich & Payne, Inc. (Energy Equipment & Services)	228

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

7,390	Hess Corp. (Oil, Gas & Consumable Fuels)	$445

4,365	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	215

1,930	International Flavors & Fragrances, Inc. (Chemicals)	249

9,655	International Paper Co. (Containers & Packaging)	447

48,805	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	977

3,097	Livent Corp. (Chemicals) (a)	38

21,993	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	368

19,518	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,168

1,375	Martin Marietta Materials, Inc. (Construction Materials)	277

6,266	Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	184

9,689	National Oilwell Varco, Inc. (Energy Equipment & Services)	258

13,202	Newmont Mining Corp. (Metals & Mining)	471

10,460	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	259

7,894	Nucor Corp. (Metals & Mining)	461

19,687	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,303

5,444	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	380

2,232	Packaging Corporation of America (Containers & Packaging)	222

5,440	Parsley Energy, Inc., Class – A (Oil, Gas & Consumable Fuels) (a)	105

12,123	Phillips 66 (Oil, Gas & Consumable Fuels)	1,154

4,298	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	654

3,287	Plains GP Holdings LP, Class A (Oil, Gas & Consumable Fuels)	82

6,694	PPG Industries, Inc. (Chemicals)	756

6,355	Range Resources Corp. (Oil, Gas & Consumable Fuels)	71

35,806	Schlumberger Ltd. (Energy Equipment & Services)	1,560

5,413	Sealed Air Corp. (Containers & Packaging)	249

2,360	Southern Copper Corp. (Metals & Mining)	94

4,146	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	172

8,030	The Mosaic Co. (Chemicals)	219

1,943	The Sherwin-Williams Co. (Chemicals)	837

18,673	The Williams Companies, Inc. (Oil, Gas & Consumable Fuels)	536

12,201	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,035

6,421	Valvoline, Inc. (Chemicals)	119

3,250	Vulcan Materials Co. (Construction Materials)	384

2,722	W.R. Grace & Co. (Chemicals)	212

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

5,814	WestRock Co. (Containers & Packaging)	$223

		40,055

	Total Common Stocks	127,469

	Preferred Stocks — 0.89%

	Brazil — 0.66%

3,900	Braskem SA – Preferred, Class A (Chemicals)	50

27,900	Gerdau SA – Preferred (Metals & Mining)	108

93,200	Klabin SA – Preferred (Containers & Packaging)	73

127,375	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels)	906

		1,137

	Chile — 0.11%

4,954	Sociedad Quimica y Minera de Chile SA – Preferred, B Shares (Chemicals)	190

	Germany — 0.04%

1,785	Fuchs Petrolub AG – Preferred (Chemicals)	74

	Russia — 0.08%

52	AK Transneft OAO – Preferred (Oil, Gas & Consumable Fuels)	140

	Total Preferred Stocks	1,541

	Right — 0.00%

	France — 0.00%

65,737	Total SA (Financials)	—

	Total Right	—

Principal Amount (000)

	U.S. Treasury Obligation — 0.35%

$600	U.S. Treasury Bill, 2.25%, 4/25/19 (b)(d)	599

	Total U.S. Treasury Obligation	599

Shares

	Investment Companies — 20.11%

29,655	Federated Treasury Obligations Fund, Institutional Shares, 2.29% ^^(e)	30

34,776,608	State Street Institutional Treasury Plus Money Market Fund, Premier Class, 2.30% (e)	34,776

	Total Investment Companies	34,806

	Purchased Options — 0.00%

	Total Purchased Options	1

Principal Amount (000)	Security Description	Value (000)

	Repurchase Agreements — 2.78%

$1,200	Bank of America Corp., 2.54%, 4/1/19 (Purchased on 3/29/19, proceeds at maturity $1,200,255 collateralized by U.S. Treasury Obligations, 2.51%, 1/31/21, fair value $1,224,031) (b)	$1,200

1,200	BNP Paribas, 2.54%, 4/1/19 (Purchased on 3/29/19, proceeds at maturity $1,200,255 collateralized by U.S. Treasury Obligations, 0.00% – 8.13%, 8/15/19 – 8/15/44, fair value $1,224,021) (b)	1,200

1,100	Deutsche Bank Securities, Inc., 2.55%, 4/1/19 (Purchased on 3/29/19, proceeds at maturity $1,100,234 collateralized by U.S. Treasury Bill, 0.00%, 7/11/19, fair value $1,122,124) (b)	1,100

106	Jefferies LLC, 2.60%, 4/1/19 (Purchased on 3/29/19, proceeds at maturity $105,981 collateralized by U.S. Treasury Obligations, 2.40% – 2.97%, 8/15/19 – 2/15/47 fair value $108,077) ^^	106

1,200	NatWest Markets PLC, 2.55%, 4/1/19 (Purchased on 3/29/19, proceeds at maturity $1,200,256 collateralized by U.S. Treasury Bond, 2.75%, 8/15/47, fair value $1,224,124) (b)	1,200

	Total Repurchase Agreements	4,806

	Total Investments (cost $136,868) — 97.79%	169,222

	Other assets in excess of liabilities — 2.21%	3,827

	Net Assets — 100.00%	$173,049

Amounts designated as “—” are $0 or have been rounded to $0.

Portfolio of Investments is presented on a consolidated basis.

^	All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019, was $193 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.

(a)	Represents non-income producing security.

(b)	All or a portion of these investments are held by the wholly-owned subsidiaries of the Portfolio.

(c)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(d)	Rate disclosed represents effective yield at purchase.

(e)	The rate disclosed is the rate in effect on March 31, 2019.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments — March 31, 2019 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2019.

The Commodity Returns Strategy Portfolio	Mellon Investments Corporation*	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	73.58%	—	0.08%	—	73.66%
Preferred Stocks	0.89%	—	—	—	0.89%
Right	0.00%	—	—	—	0.00%
U.S. Treasury Obligation	—	—	0.35%	—	0.35%
Purchased Options	—	—	0.00%	—	0.00%
Investment Companies	1.19%	17.70%	—	1.22%	20.11%
Repurchase Agreements	0.06%	—	2.72%	—	2.78%
Other Assets	0.96%	1.24%	0.01%	0.00%	2.21%

Total Net Assets	76.68%	18.94%	3.16%	1.22%	100.00%

*	Formerly BNY Mellon Asset Management North America Corporation.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following tables reflect the open derivative positions held by the Portfolio as of March 31, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Brent Crude Future (a)	6	4/30/19	$405	$10
Brent Crude Future (a)	1	5/31/19	67	—
Brent Crude Future (a)	1	7/31/19	67	—
Brent Crude Future (a)	3	10/31/19	198	14
Canadian Dollar Future	157	6/18/19	11,779	(33)
Cocoa Future (a)	1	7/16/19	23	—
Coffee ‘C’ Future (a)	1	7/19/19	36	(3)
Corn Future (a)	20	7/12/19	366	(24)
Cotton No.2 Future (a)	1	5/8/19	39	1
Electrolytic Copper Future (a)	4	6/17/19	649	16
E-Mini S&P 500 Future	113	6/21/19	16,033	469
Gas Oil Future (a)	2	5/10/19	121	(1)
Gasoline RBOB Future (a)	1	4/30/19	79	5
Gold 100 Oz Future (a)	9	6/26/19	1,169	6
Hard Red Winter Wheat Future (a)	2	5/14/19	43	(1)
Hard Red Winter Wheat Future (a)	3	7/12/19	66	(13)
Lean Hogs Future (a)	1	4/12/19	31	6
Lean Hogs Future (a)	2	6/14/19	71	(3)
Live Cattle Future (a)	1	6/28/19	48	1
LME Lead Future (a)	1	6/17/19	50	1
LME Lead Future (a)	1	12/16/19	51	1
MSCI EAFE Index Future	55	6/21/19	5,132	126
MSCI Emerging Markets Index Future	34	6/21/19	1,798	17
Natural Gas Future (a)	3	12/27/19	93	(3)
NY Harbor ULSD Future (a)	2	4/30/19	166	1
NYMEX WTI Crude Future (a)	4	4/22/19	241	12
NYMEX WTI Crude Future (a)	6	5/21/19	362	19
NYMEX WTI Crude Future (a)	3	11/20/19	181	14
Platinum Future (a)	2	7/29/19	85	1
Primary Aluminum Future (a)	11	6/17/19	526	(25)
Primary Nickel Future (a)	2	6/17/19	156	(3)
S&P/Toronto Stock Exchange 60 Index Future	81	6/20/19	11,603	89
Soybean Future (a)	3	7/12/19	135	(7)
Soybean Meal Future (a)	1	5/14/19	31	(1)
Sugar #11 (World) Future (a)	4	4/30/19	56	(1)
Wheat (CBT) Future (a)	1	7/12/19	23	(3)
Zinc Future (a)	1	12/16/19	71	8

			$52,050	$696

Futures Contracts Sold^
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Brent Crude Future (a)	4	10/29/21	$248	$(7)
Lean Hogs Future (a)	2	7/15/19	74	(11)
Natural Gas Future (a)	3	9/26/19	84	(1)
NYMEX WTI Crude Future (a)	5	11/19/21	278	(7)
Soybean Future (a)	1	11/14/19	46	2

			$730	$(24)

		Total Unrealized Appreciation		$819
		Total Unrealized Depreciation		(147)

		Total Net Unrealized Appreciation/(Depreciation)		$672

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments — March 31, 2019 (Unaudited)

Option Contracts

Exchange-traded options purchased as of March 31, 2019 were as follows:

Description	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)

Corn Call Option (a)	8	$3	$400.00	6/21/19	$1

Crude Oil Call Option (a)	1	—	75.00	4/25/19	—

Total					$1

Total Return Swap Agreements

Pay/Receive (b)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiuims Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.15%	S&P GSCI Grains Index (a)	Barclays Bank PLC	8/30/19	Monthly	$4	$—	$—	$—
Receive	0.12%	Bloomberg Silver Subindex (a)	Goldman Sachs International	4/30/19	Monthly	105	(4)	—	(4)
Receive	0.35%	Bloomberg Soybean Meal Subindex (a)	Barclays Bank PLC	8/30/19	Monthly	46	—	—	—
Receive	0.10%	S&P GSCI Grains Index (a)	Goldman Sachs International	5/31/19	Monthly	89	—	—	—

Total							$(4)	$—	$(4)

Commodity Forward Swap Agreements

Pay/Receive (b)	Underlying Instruments	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	Gold (a)	Goldman Sachs International	7/31/19	$1,343.01	$15	$—	$—	$—
Receive	Silver (a)	Goldman Sachs International	5/31/19	14.53	31	1	—	1

Total						$1	$—	$1

				Total swap agreements at value (assets)				$1

				Total swap agreements at value (liabilities)				(4)

				Net swap agreements at value				$(3)

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments — March 31, 2019 (Unaudited)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	All or a portion of these investments are held by the wholly-owned subsidiaries of the Portfolio.

(b)

Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 93.76%

	Australia — 3.67%

728,200	Alumina Ltd. (Metals & Mining)	$1,255

42,656	Aurizon Holdings Ltd. (Road & Rail)	138

49,861	BHP Group PLC (Metals & Mining)	1,203

13,079	Coca-Cola Amatil Ltd. (Beverages)	80

8,916	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	73

1,805	Macquarie Group Ltd. (Capital Markets)	166

22,621	National Australia Bank Ltd. (Banks)	406

320,500	South32 Ltd. (Metals & Mining)	851

531,682	Telstra Corp. Ltd. (Diversified Telecommunication Services)	1,253

		5,425

	Austria — 0.53%

740	OMV AG (Oil, Gas & Consumable Fuels)	40

32,900	Raiffeisen Bank International AG (Banks)	739

		779

	Belgium — 0.02%

890	Belgacom SA (Diversified Telecommunication Services)	26

	Canada — 0.91%

197,300	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	1,347

	France — 4.66%

1,574	Atos SE (IT Services)	152

3,867	Bouygues SA (Construction & Engineering)	138

9,956	Carrefour SA (Food & Staples Retailing)	186

16,457	Casino Guichard-Perrachon SA (Food & Staples Retailing)	713

1,207	CNP Assurances (Insurance)	27

7,757	Credit Agricole SA (Banks)	94

83,200	Electricite de France SA (Electric Utilities)	1,139

15,838	ENGIE (Multi-Utilities)	236

3,086	Eutelsat Communications (Media)	54

17,796	Orange SA (Diversified Telecommunication Services)	290

59,700	Peugeot SA (Automobiles)	1,456

3,434	Publicis Groupe (Media)	184

9,466	Schneider Electric SA (Electrical Equipment)	743

14,878	Societe BIC SA (Commercial Services & Supplies)	1,326

3,331	Suez Environnement Co. (Multi-Utilities)	44

4,247	Veolia Environnement (Multi-Utilities)	95

		6,877

	Germany — 2.76%

7,868	Allianz SE (Insurance)	1,754

10,372	Deutsche Post AG (Air Freight & Logistics)	337

17,775	Deutsche Telekom AG (Diversified Telecommunication Services)	295

1,830	Evonik Industries AG (Chemicals)	50

5,500	Hochtief AG (Construction & Engineering)	797

1,855	Metro AG (Food & Staples Retailing)	31

629	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	149

46,529	ProSiebenSat.1 Media AG (Media)	662

		4,075

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Hong Kong — 0.17%

21,500	CLP Holdings Ltd. (Electric Utilities)	$249

	Ireland (Republic of) — 0.03%

474	Paddy Power PLC (Hotels, Restaurants & Leisure)	37

	Italy — 0.68%

4,481	Assicurazioni Generali SpA (Insurance)	83

33,828	Enel SpA (Electric Utilities)	217

25,808	Eni SpA (Oil, Gas & Consumable Fuels)	457

51,398	Intesa Sanpaolo SpA (Banks)	125

24,184	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	124

		1,006

	Japan — 7.99%

38,300	All Nippon Airways Co. Ltd. (Airlines)	1,405

48,500	Astellas Pharma, Inc. (Pharmaceuticals)	729

4,300	Daicel Corp. (Chemicals)	47

4,000	Eisai Co. Ltd. (Pharmaceuticals)	225

6,100	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	278

3,000	Fujitsu Ltd. (IT Services)	217

4,000	Hino Motors Ltd. (Machinery)	34

1,600	Hitachi Chemical Co. Ltd. (Chemicals)	36

7,100	Kajima Corp. (Construction & Engineering)	105

14,600	KDDI Corp. (Wireless Telecommunication Services)	314

7,500	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	74

22,100	Mitsubishi Chemical Holdings Corp. (Chemicals)	156

35,500	Mitsubishi Heavy Industries Ltd. (Machinery)	1,477

26,400	Mitsui & Co. Ltd. (Trading Companies & Distributors)	411

2,900	MS&AD Insurance Group Holdings, Inc. (Insurance)	88

3,900	NEC Corp. (Technology Hardware, Storage & Peripherals)	132

1,500	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	40

5,200	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	222

9,600	NTT Data Corp. (IT Services)	106

11,000	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	244

10,100	Obayashi Corp. (Construction & Engineering)	102

5,200	ORIX Corp. (Diversified Financial Services)	75

13,100	Resona Holdings, Inc. (Banks)	57

800	Sankyo Co. Ltd. (Leisure Products)	31

2,000	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	74

36,300	Sony Corp. (Household Durables)	1,533

278,000	Sumitomo Chemical Co. Ltd. (Chemicals)	1,299

8,000	Sumitomo Mitsui Financial Group, Inc. (Banks)	280

16,700	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	600

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

3,400	T&D Holdings, Inc. (Insurance)	$36

6,500	Taiheiyo Cement Corp. (Construction Materials)	217

3,200	Teijin Ltd. (Chemicals)	53

6,300	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	88

4,100	Tokio Marine Holdings, Inc. (Insurance)	199

2,600	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	377

3,000	Tokyo Gas Co. Ltd. (Gas Utilities)	81

3,400	Toyota Tsusho Corp. (Trading Companies & Distributors)	111

3,400	USS Co. Ltd. (Specialty Retail)	63

2,500	West Japan Railway Co. (Road & Rail)	188

		11,804

	Jersey — 0.19%

26,452	WPP PLC (Media)	279

	Luxembourg — 0.09%

897	Millicom International Cellular SA (Wireless Telecommunication Services)	54

5,326	SES—FDR, Class—A (Media)	83

		137

	Netherlands — 2.14%

17,500	Exor NV (Diversified Financial Services)	1,136

18,398	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	58

54,900	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	1,462

9,588	Koninklijke Philips Electronics N.V. (Health Care Equipment & Supplies)	392

1,178	NN Group N.V. (Insurance)	49

1,234	Randstad Holding N.V. (Professional Services)	60

		3,157

	Norway — 1.93%

65,378	Equinor ASA (Oil, Gas & Consumable Fuels)	1,433

70,922	Telenor ASA (Diversified Telecommunication Services)	1,421

		2,854

	Singapore — 0.45%

60,800	Flextronics International Ltd. (Electronic Equipment, Instruments & Components) (a)	608

10,700	Singapore Exchange Ltd. (Capital Markets)	58

		666

	Spain — 1.88%

41,559	Banco Bilbao Vizcaya Argentaria SA (Banks)	237

3,783	Enagas (Oil, Gas & Consumable Fuels)	110

3,019	Gas Natural SDG SA (Gas Utilities)	84

182,693	Iberdrola SA (Electric Utilities)	1,605

3,774	Red Electrica Corp. (Electric Utilities)	80

20,033	Repsol YPF SA (Oil, Gas & Consumable Fuels)	343

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Spain (continued)

37,821	Telefonica SA (Diversified Telecommunication Services)	$317

		2,776

	Sweden — 1.19%

46,200	Boliden AB (Metals & Mining)	1,316

2,156	ICA Gruppen AB (Food & Staples Retailing)	87

10,200	Skanska AB, B Shares (Construction & Engineering)	186

36,024	TeliaSonera AB (Diversified Telecommunication Services)	162

		1,751

	Switzerland — 3.25%

3,836	Adecco SA, Registered Shares (Professional Services)	205

13,110	Ferguson PLC (Trading Companies & Distributors)	835

14,508	Garmin Ltd. (Household Durables)	1,253

6,910	Roche Holding AG (Pharmaceuticals)	1,905

309	Swisscom AG (Diversified Telecommunication Services)	151

1,351	Zurich Financial Services AG (Insurance)	447

		4,796

	United Kingdom — 5.55%

113,600	3i Group PLC (Capital Markets)	1,456

55,600	Anglo American PLC (Metals & Mining)	1,487

32,851	Aviva PLC (Insurance)	177

189,182	Barratt Developments PLC (Household Durables)	1,478

59,771	Centrica PLC (Multi-Utilities)	89

11,722	Direct Line Insurance Group PLC (Insurance)	54

76,900	easyJet PLC (Airlines)	1,120

34,652	J Sainsbury PLC (Food & Staples Retailing)	106

48,583	Legal & General Group PLC (Insurance)	174

34,945	Marks & Spencer Group PLC (Multiline Retail)	127

17,419	Pearson PLC (Media)	190

19,278	Royal Mail PLC (Air Freight & Logistics)	60

2,737	Severn Trent PLC (Water Utilities)	70

72,901	Taylor Wimpey PLC (Household Durables)	167

28,090	The Berkeley Group Holdings PLC (Household Durables)	1,350

7,809	United Utilities Group PLC (Water Utilities)	83

		8,188

	United States — 55.67%

10,585	Accenture PLC, Class - A (IT Services)	1,864

1,674	Air Products & Chemicals, Inc. (Chemicals)	320

1,491	Akamai Technologies, Inc. (IT Services) (a)	107

1,574	Alphabet, Inc., Class - A (Interactive Media & Services) (a)	1,853

1,274	Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	2,269

15,300	American Express Co. (Consumer Finance)	1,672

9,609	Amgen, Inc. (Biotechnology)	1,825

15,916	Apple, Inc. (Technology Hardware, Storage & Peripherals)	3,023

19,659	Best Buy Co., Inc. (Specialty Retail)	1,396

6,600	Biogen Idec, Inc. (Biotechnology) (a)	1,560

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

3,200	BlackRock, Inc., Class - A (Capital Markets)	$1,368

24,200	Bristol-Myers Squibb Co. (Pharmaceuticals)	1,155

963	Broadridge Financial Solutions, Inc. (IT Services)	100

1,193	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	104

24,718	Cardinal Health, Inc. (Health Care Providers & Services)	1,190

2,428	Cerner Corp. (Health Care Technology) (a)	139

40,482	Cisco Systems, Inc. (Communications Equipment)	2,186

2,590	Citizens Financial Group, Inc. (Banks)	84

1,325	Citrix Systems, Inc. (Software)	132

5,011	Cognizant Technology Solutions Corp. (IT Services)	363

41,300	Commscope Holding, Inc. (Communications Equipment) (a)	897

24,100	ConocoPhillips (Oil, Gas & Consumable Fuels)	1,609

8,232	CSX Corp. (Road & Rail)	616

1,474	Cummins, Inc. (Machinery)	233

1,477	DaVita Healthcare Partners, Inc. (Health Care Providers & Services) (a)	80

24,800	Delta Air Lines, Inc. (Airlines)	1,281

1,322	Dover Corp. (Machinery)	124

2,041	Ecolab, Inc. (Chemicals)	360

21,300	Exelon Corp. (Electric Utilities)	1,067

1,520	Expeditors International of Washington, Inc. (Air Freight & Logistics)	115

14,448	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,167

596	F5 Networks, Inc. (Communications Equipment) (a)	94

800	Facebook, Inc., Class - A (Interactive Media & Services) (a)	133

1,084	FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	52

43,487	Franklin Resources, Inc. (Capital Markets)	1,440

1,830	Gap, Inc. (Specialty Retail)	48

4,980	General Mills, Inc. (Food Products)	258

24,100	Gilead Sciences, Inc. (Biotechnology)	1,567

50,200	H&R Block, Inc. (Diversified Consumer Services)	1,202

22,500	Harley-Davidson, Inc. (Automobiles)	802

11,700	HCA Holdings, Inc. (Health Care Providers & Services)	1,526

1,191	Hershey Co. (Food Products)	137

96,000	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	1,481

66,200	HP, Inc. (Technology Hardware, Storage & Peripherals)	1,286

806	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (a)	180

42,724	Intel Corp. (Semiconductors & Semiconductor Equipment)	2,295

7,578	International Business Machines Corp. (IT Services)	1,069

2,159	Intuit, Inc. (Software)	564

10,900	Jazz Pharmaceuticals PLC (Pharmaceuticals) (a)	1,558

11,133	Johnson & Johnson (Pharmaceuticals)	1,556

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

40,600	Johnson Controls International PLC (Building Products)	$1,500

20,700	Kellogg Co. (Food Products)	1,187

3,022	Kimberly-Clark Corp. (Household Products)	374

19,800	Kohl’s Corp. (Multiline Retail)	1,362

857	Laboratory Corporation of America Holdings (Health Care Providers & Services) (a)	131

30,800	Macy’s, Inc. (Multiline Retail)	740

83,700	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,399

2,998	Marsh & McLennan Companies, Inc. (Insurance)	282

1,021	McCormick & Company, Inc. (Food Products)	154

21,398	Merck & Co., Inc. (Pharmaceuticals)	1,779

22,521	Microsoft Corp. (Software)	2,656

25,599	Nordstrom, Inc. (Multiline Retail)	1,136

2,608	Norfolk Southern Corp. (Road & Rail)	487

6,362	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	421

26,450	Oracle Corp. (Software)	1,421

2,570	Paychex, Inc. (IT Services)	206

8,354	PepsiCo, Inc. (Beverages)	1,024

4,541	Phillips 66 (Oil, Gas & Consumable Fuels)	432

1,165	Quest Diagnostics, Inc. (Health Care Providers & Services)	105

2,527	Raytheon Co. (Aerospace & Defense)	460

1,031	Robert Half International, Inc. (Professional Services)	67

4,100	SBA Communications Corp. (Equity Real Estate Investment Trusts) (a)	819

10,600	Schlumberger Ltd. (Energy Equipment & Services)	462

447	Snap-on, Inc. (Machinery)	70

25,900	Southwest Airlines Co. (Airlines)	1,344

16,300	State Street Corp. (Capital Markets)	1,073

4,882	Sysco Corp. (Food & Staples Retailing)	326

14,313	T. Rowe Price Group, Inc. (Capital Markets)	1,433

2,198	Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	72

2,136	TD Ameritrade Holding Corp. (Capital Markets)	107

8,629	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	915

74,400	The AES Corp. (Independent Power and Renewable Electricity Producers)	1,345

8,006	The Kroger Co. (Food & Staples Retailing)	197

15,106	The Procter & Gamble Co. (Household Products)	1,572

21,100	The Progressive Corp. (Insurance)	1,521

7,541	The Southern Co. (Electric Utilities)	390

12,326	The Walt Disney Co. (Entertainment)	1,369

509	Ulta Salon, Cosmetics & Fragrance, Inc. (Specialty Retail) (a)	178

1,478	Under Armour, Inc., Class - A (Textiles, Apparel & Luxury Goods) (a)	31

1,487	Under Armour, Inc., Class - C (Textiles, Apparel & Luxury Goods) (a)	28

7,399	Union Pacific Corp. (Road & Rail)	1,237

648	VMware, Inc., Class - A (Software)	117

4,208	W.W. Grainger, Inc. (Trading Companies & Distributors)	1,266

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

4,250	Western Union Co. (IT Services)	$78

44,600	Xerox Corp. (Technology Hardware, Storage & Peripherals)	1,426

		82,206

	Total Common Stocks	138,435

	Investment Company — 5.63%

8,315,164	State Street Institutional Treasury Plus Money Market Fund, Premier Class, 2.30% (b)	8,315

	Total Investment Company	8,315

	Total Investments (cost $136,446) — 99.39%	146,750

	Other assets in excess of liabilities — 0.61%	894

	Net Assets — 100.00%	$147,644

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on March 31, 2019.

FDR — Fiduciary Depositary Receipt

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2019.

The ESG Growth Portfolio	Mellon Investments Corporation*	Parametric Portfolio Associates, LLC	Total
Common Stocks	93.76%	—	93.76%
Investment Company	0.95%	4.68%	5.63%
Other Assets (Liabilities)	-0.05%	0.66%	0.61%

Total Net Assets	94.66%	5.34%	100.00%

*	Formerly BNY Mellon Asset Management North America Corporation.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	30	6/21/19	$4,257	$107
MSCI EAFE Index Future	32	6/21/19	2,986	55

			$7,243	$162

		Total Unrealized Appreciation		$162
		Total Unrealized Depreciation		—

		Total Net Unrealized Appreciation/(Depreciation)		$162

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 98.77%

	Australia — 3.60%

245,917	Alumina Ltd. (Metals & Mining)	$423

9,114	Aurizon Holdings Ltd. (Road & Rail)	29

44,795	Brambles, Ltd. (Commercial Services & Supplies)	374

2,747	Coca-Cola Amatil Ltd. (Beverages)	17

2,364	Dexus Property Group (Equity Real Estate Investment Trusts)	21

4,256	GPT Group (Equity Real Estate Investment Trusts)	19

389	Macquarie Group Ltd. (Capital Markets)	36

8,871	Mirvac Group (Equity Real Estate Investment Trusts)	17

4,911	National Australia Bank Ltd. (Banks)	88

11,700	South32 Ltd. (Metals & Mining)	31

5,761	Stockland Trust Group (Equity Real Estate Investment Trusts)	16

200,847	Telstra Corp. Ltd. (Diversified Telecommunication Services)	475

8,161	Vicinity Centres (Equity Real Estate Investment Trusts)	15

6,199	Westpac Banking Corp. (Banks)	114

		1,675

	Austria — 2.00%

8,676	OMV AG (Oil, Gas & Consumable Fuels)	471

20,500	Raiffeisen Bank International AG (Banks)	460

		931

	Belgium — 0.39%

1,510	Anheuser-Busch InBev N.V. (Beverages)	126

660	UCB SA (Pharmaceuticals)	57

		183

	Canada — 0.97%

66,400	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	453

	Denmark — 0.08%

1,435	Tryg A/S (Insurance)	39

	Finland — 0.08%

1,054	Nokian Renkaat Oyj (Auto Components)	35

	France — 4.69%

415	Atos SE (IT Services)	40

1,037	Bouygues SA (Construction & Engineering)	37

2,598	Carrefour SA (Food & Staples Retailing)	49

5,870	Casino Guichard-Perrachon SA (Food & Staples Retailing)^	254

2,090	Credit Agricole SA (Banks)	25

27,623	Electricite de France SA (Electric Utilities)	379

4,081	ENGIE (Multi-Utilities)	61

12,730	Eutelsat Communications (Media)	223

84	Fonciere des Regions (Equity Real Estate Investment Trusts)	9

116	Gecina SA (Equity Real Estate Investment Trusts)	17

88	Icade (Equity Real Estate Investment Trusts)	7

534	Klepierre (Equity Real Estate Investment Trusts)	19

4,783	Orange SA (Diversified Telecommunication Services)	78

20,000	Peugeot SA (Automobiles)	489

Shares	Security Description	Value (000)

	Common Stocks (continued)

	France (continued)

886	Publicis Groupe (Media)	$47

2,463	Schneider Electric SA (Electrical Equipment)	193

2,894	Societe BIC SA (Commercial Services & Supplies)	258

		2,185

	Germany — 2.94%

2,518	Allianz SE (Insurance)	560

2,813	Deutsche Post AG (Air Freight & Logistics)	92

4,856	Deutsche Telekom AG (Diversified Telecommunication Services)	81

3,100	Hochtief AG (Construction & Engineering)	449

167	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	40

10,338	ProSiebenSat.1 Media AG (Media)	147

		1,369

	Hong Kong — 0.22%

4,540	CLP Holdings Ltd. (Electric Utilities)	52

7,043	Hang Lung Properties Ltd. (Real Estate Management & Development)	17

2,000	Hysan Development Co. (Real Estate Management & Development)	11

3,200	Swire Properties Ltd. (Real Estate Management & Development)	14

3,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	9

		103

	Israel — 0.02%

115	Azrieli Group (Real Estate Management & Development)	7

	Italy — 0.46%

967	Assicurazioni Generali SpA (Insurance)	18

7,248	Enel SpA (Electric Utilities)	46

5,545	Eni SpA (Oil, Gas & Consumable Fuels)	98

11,025	Intesa Sanpaolo SpA (Banks)	27

5,158	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	27

		216

	Japan — 7.72%

5,100	All Nippon Airways Co. Ltd. (Airlines)	187

2,036	Denso Corp. (Auto Components)	80

1,500	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	68

721	Fujitsu Ltd. (IT Services)	52

5,968	ITOCHU Corp. (Trading Companies & Distributors)	108

5	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	10

2,100	Kajima Corp. (Construction & Engineering)	31

3,596	KDDI Corp. (Wireless Telecommunication Services)	77

5,600	Kobe Steel Ltd. (Metals & Mining)	42

1,241	Kyocera Corp. (Electronic Equipment, Instruments & Components)	73

19,600	Medipal Holdings Corp. (Health Care Providers & Services)	466

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

630	MS&AD Insurance Group Holdings, Inc. (Insurance)	$19

930	NEC Corp. (Technology Hardware, Storage & Peripherals)	32

4	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	9

1,231	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	52

210	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	4

19,466	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	432

1,261	ORIX Corp. (Diversified Financial Services)	18

3,230	Resona Holdings, Inc. (Banks)	14

9,810	Sekisui House Ltd. (Household Durables)	163

12,200	Sony Corp. (Household Durables)	516

7,800	Sumitomo Mitsui Financial Group, Inc. (Banks)	273

5,523	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	199

9,400	Taiheiyo Cement Corp. (Construction Materials)	314

1,486	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	21

1,043	Tokio Marine Holdings, Inc. (Insurance)	50

4,380	Toyota Motor Corp. (Automobiles)	258

812	Toyota Tsusho Corp. (Trading Companies & Distributors)	27

		3,595

	Jersey — 0.18%

8,051	WPP PLC (Media)	85

	Netherlands — 2.61%

7,210	Exor NV (Diversified Financial Services)	468

18,895	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	503

5,751	Koninklijke Philips Electronics N.V. (Health Care Equipment & Supplies)	235

271	NN Group N.V. (Insurance)	11

		1,217

	Norway — 1.53%

22,028	Equinor ASA (Oil, Gas & Consumable Fuels)	483

11,502	Telenor ASA (Diversified Telecommunication Services)	230

		713

	Singapore — 0.03%

2,600	Singapore Exchange Ltd. (Capital Markets)	14

	Spain — 1.54%

8,880	Banco Bilbao Vizcaya Argentaria SA (Banks)	51

59,666	Iberdrola SA (Electric Utilities)	524

4,462	Repsol YPF SA (Oil, Gas & Consumable Fuels)	76

8,100	Telefonica SA (Diversified Telecommunication Services)	68

		719

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Sweden — 2.66%

9,407	Boliden AB (Metals & Mining)	$268

453	ICA Gruppen AB (Food & Staples Retailing) ^	18

2,100	L E Lundbergforetagen AB (Diversified Financial Services)	67

7,293	Lundin Petroleum AB (Oil, Gas & Consumable Fuels)	247

1,904	Skanska AB, B Shares (Construction & Engineering)	35

24,548	SKF AB, B Shares (Machinery) ^	408

17,303	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	159

7,726	TeliaSonera AB (Diversified Telecommunication Services)	35

		1,237

	Switzerland — 1.81%

2,120	Adecco SA, Registered Shares (Professional Services)	113

6,880	Ferguson PLC (Trading Companies & Distributors)	438

274	Garmin Ltd. (Household Durables)	24

136	Swisscom AG (Diversified Telecommunication Services)	67

605	Zurich Financial Services AG (Insurance)	200

		842

	United Kingdom — 5.40%

37,779	3i Group PLC (Capital Markets)	484

10,925	Anglo American PLC (Metals & Mining)	292

9,827	Aviva PLC (Insurance)	53

59,106	Barratt Developments PLC (Household Durables)	462

19,205	Centrica PLC (Multi-Utilities)	29

3,784	Direct Line Insurance Group PLC (Insurance)	17

22,075	easyJet PLC (Airlines)	322

2,729	Hammerson PLC (Equity Real Estate Investment Trusts)	12

13,491	J Sainsbury PLC (Food & Staples Retailing)	41

16,359	Legal & General Group PLC (Insurance)	59

10,384	Marks & Spencer Group PLC (Multiline Retail)	38

9,518	Pearson PLC (Media)	104

2,537	Persimmon PLC (Household Durables)	72

492	Rio Tinto PLC (Metals & Mining)	29

22,051	Taylor Wimpey PLC (Household Durables)	50

9,422	The Berkeley Group Holdings PLC (Household Durables)	453

		2,517

	United States — 59.84%

2,480	Accenture PLC, Class - A (IT Services)	437

151	Advance Auto Parts, Inc. (Specialty Retail)	26

6,100	Agilent Technologies, Inc. (Life Sciences Tools & Services)	489

915	Air Products & Chemicals, Inc. (Chemicals)	175

405	Akamai Technologies, Inc. (IT Services) (a)	29

483	Alphabet, Inc., Class - A (Interactive Media & Services) (a)	569

410	Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	730

4,813	American Express Co. (Consumer Finance)	526

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

407	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	$43

5,489	Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,042

305	Avnet, Inc. (Electronic Equipment, Instruments & Components)	13

6,584	Best Buy Co., Inc. (Specialty Retail)	468

284	Broadridge Financial Solutions, Inc. (IT Services)	29

320	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	28

8,491	Cardinal Health, Inc. (Health Care Providers & Services)	409

363	CDK Global, Inc. (Software)	21

3,496	Cerner Corp. (Health Care Technology) (a)	200

12,270	Cisco Systems, Inc. (Communications Equipment)	663

717	Citizens Financial Group, Inc. (Banks)	23

351	Citrix Systems, Inc. (Software)	35

2,530	Cognizant Technology Solutions Corp. (IT Services)	183

7,528	ConocoPhillips (Oil, Gas & Consumable Fuels)	503

3,914	CSX Corp. (Road & Rail)	293

772	Cummins, Inc. (Machinery)	122

10,300	DaVita Healthcare Partners, Inc. (Health Care Providers & Services) (a)	559

8,100	Delta Air Lines, Inc. (Airlines)	419

2,300	Discover Financial Services (Consumer Finance)	164

365	Dover Corp. (Machinery)	34

1,135	Ecolab, Inc. (Chemicals)	200

10,700	Exelon Corp. (Electric Utilities)	536

433	Expeditors International of Washington, Inc. (Air Freight & Logistics)	33

5,327	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	430

167	F5 Networks, Inc. (Communications Equipment) (a)	26

920	Facebook, Inc., Class - A (Interactive Media & Services) (a)	153

14,496	Franklin Resources, Inc. (Capital Markets)	480

462	Gap, Inc. (Specialty Retail)	12

16,400	H&R Block, Inc. (Diversified Consumer Services)	393

3,579	Halliburton Co. (Energy Equipment & Services)	105

12,900	Harley-Davidson, Inc. (Automobiles)	460

3,900	HCA Holdings, Inc. (Health Care Providers & Services)	508

383	Henry Schein, Inc. (Health Care Providers & Services) (a)	23

346	Hershey Co. (Food Products)	40

14,100	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	218

21,200	HP, Inc. (Technology Hardware, Storage & Peripherals)	412

230	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (a)	52

1,200	Illinois Tool Works, Inc. (Machinery)	172

14,001	Intel Corp. (Semiconductors & Semiconductor Equipment)	751

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

3,976	International Business Machines Corp. (IT Services)	$562

3,600	International Paper Co. (Containers & Packaging)	167

1,098	Intuit, Inc. (Software)	287

3,500	Jazz Pharmaceuticals PLC (Pharmaceuticals) (a)	501

14,300	Johnson Controls International PLC (Building Products)	528

8,200	Kellogg Co. (Food Products)	471

1,577	Kimberly-Clark Corp. (Household Products)	195

7,226	Kohl’s Corp. (Multiline Retail)	497

239	Laboratory Corporation of America Holdings (Health Care Providers & Services) (a)	37

13,200	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	221

2,311	Marsh & McLennan Companies, Inc. (Insurance)	217

275	McCormick & Company, Inc. (Food Products)	41

63	Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	46

9,592	Microsoft Corp. (Software)	1,132

7,465	Molson Coors Brewing Co., Class - B (Beverages)	445

2,110	NIKE, Inc., Class - B (Textiles, Apparel & Luxury Goods)	178

10,291	Nordstrom, Inc. (Multiline Retail)	457

3,103	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	205

10,691	Oracle Corp. (Software)	574

1,262	Paychex, Inc. (IT Services)	101

2,033	PepsiCo, Inc. (Beverages)	249

4,344	Phillips 66 (Oil, Gas & Consumable Fuels)	413

330	Quest Diagnostics, Inc. (Health Care Providers & Services)	30

321	ResMed, Inc. (Health Care Equipment & Supplies)	33

4,720	Robert Half International, Inc. (Professional Services)	308

1,674	Ross Stores, Inc. (Specialty Retail)	156

4,879	Schlumberger Ltd. (Energy Equipment & Services)	212

9,600	Seagate Technology Holdings, Inc. (Technology Hardware, Storage & Peripherals)	460

3,900	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	322

135	Snap-on, Inc. (Machinery)	21

6,400	Southwest Airlines Co. (Airlines)	332

6,900	State Street Corp. (Capital Markets)	454

2,553	Sysco Corp. (Food & Staples Retailing)	171

1,076	T. Rowe Price Group, Inc. (Capital Markets)	108

596	Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	19

616	TD Ameritrade Holding Corp. (Capital Markets)	31

4,006	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	425

26,100	The AES Corp. (Independent Power and Renewable Electricity Producers)	472

4,083	The Kroger Co. (Food & Staples Retailing)	100

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

7,500	The Progressive Corp. (Insurance)	$541

4,487	The Walt Disney Co. (Entertainment)	498

164	Ulta Salon, Cosmetics & Fragrance, Inc. (Specialty Retail) (a)	57

3,386	Union Pacific Corp. (Road & Rail)	566

235	Varian Medical Systems, Inc. (Health Care Equipment & Supplies) (a)	33

2,400	Vertex Pharmaceuticals, Inc. (Biotechnology) (a)	441

1,474	W.W. Grainger, Inc. (Trading Companies & Distributors)	444

181	Waters Corp. (Life Sciences Tools & Services) (a)	46

14,900	Xerox Corp. (Technology Hardware, Storage & Peripherals)	476

3,600	Zoetis, Inc. (Pharmaceuticals)	362

		27,878

	Total Common Stocks	46,013

	Investment Companies — 0.86%

155,711	Federated Treasury Obligations Fund, Institutional Shares, 2.29% ^^ (b)	156

244,494	State Street Institutional Treasury Plus Money Market Fund, Premier Class, 2.30% (b)	244

	Total Investment Companies	400

Principal Amount (000)

	Repurchase Agreement — 1.19%

$556	Jefferies LLC, 2.60%, 4/1/19 (Purchased on 3/29/19, proceeds at maturity $556,480 collateralized by U.S. Treasury Obligations, 2.40% - 2.97%, 8/15/19 - 2/15/47 fair value $567,487) ^^	556

	Total Repurchase Agreement	556

	Total Investments (cost $44,524) — 100.82%	46,969

	Liabilities in excess of other assets — (0.82%)	(384)

	Net Assets — 100.00%	$46,585

^	All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019, was $675 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on March 31, 2019.

REIT — Real Estate Investment Trust

As of March 31, 2019, 100% of the Portfolio’s net assets were managed by Mellon Investments Corporation.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 94.01%

	Australia — 3.25%

25,469	AGL Energy Ltd. (Multi-Utilities)	$394

196,248	Alumina Ltd. (Metals & Mining)	338

65,432	AMP Ltd. (Diversified Financial Services)	98

45,796	APA Group (Gas Utilities)	325

161,568	Aurizon Holdings Ltd. (Road & Rail)	522

90,252	AusNet Services (Electric Utilities)	114

91,292	Australia & New Zealand Banking Group Ltd. (Banks)	1,688

13,883	Bank of Queensland Ltd. (Banks)	90

16,668	Bendigo & Adelaide Bank Ltd. (Banks)	115

194,130	BHP Billiton Ltd. (Metals & Mining)	5,305

178,390	BHP Group PLC (Metals & Mining)	4,303

81,154	Boral Ltd. (Construction Materials)	265

49,488	Coca-Cola Amatil Ltd. (Beverages)	304

54,643	Commonwealth Bank of Australia (Banks)	2,742

34,274	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	280

78,192	GPT Group (Equity Real Estate Investment Trusts)	345

54,232	Harvey Norman Holdings Ltd. (Multiline Retail)^	155

74,595	Insurance Australia Group Ltd. (Insurance)	407

20,981	Lend Lease Group Ltd. (Real Estate Management & Development)	185

6,728	Macquarie Group Ltd. (Capital Markets)	619

69,315	Medibank Private Ltd. (Insurance)	136

157,451	Mirvac Group (Equity Real Estate Investment Trusts)	308

81,910	National Australia Bank Ltd. (Banks)	1,471

25,269	Rio Tinto Ltd. (Metals & Mining)	1,759

224,168	Scentre Group (Equity Real Estate Investment Trusts)	653

108,972	Stockland Trust Group (Equity Real Estate Investment Trusts)	298

40,569	Suncorp Group Ltd. (Insurance)	397

89,958	Sydney Airport (Transportation Infrastructure)	475

162,144	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	532

194,070	Telstra Corp. Ltd. (Diversified Telecommunication Services)	458

182,996	Transurban Group (Transportation Infrastructure)	1,716

149,834	Vicinity Centres (Equity Real Estate Investment Trusts)	277

77,430	Wesfarmers Ltd. (Food & Staples Retailing)	1,906

104,359	Westpac Banking Corp. (Banks)	1,923

		30,903

	Austria — 0.13%

4,549	ANDRITZ AG (Machinery)	195

7,439	Erste Group Bank AG (Banks)	273

9,798	OMV AG (Oil, Gas & Consumable Fuels)	533

7,611	Voestalpine AG (Metals & Mining)	231

		1,232

	Belgium — 0.55%

3,460	Ageas (Insurance)	167

54,885	Anheuser-Busch InBev N.V. (Beverages)	4,606

4,452	Belgacom SA (Diversified Telecommunication Services)	129

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Belgium (continued)

4,535	KBC Groep N.V. (Banks)	$317

		5,219

	Bermuda — 0.02%

61,667	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	212

	Brazil — 0.51%

83,095	B3 SA (Capital Markets)	677

260,981	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels)	4,154

		4,831

	Canada — 2.88%

32,983	Canadian Imperial Bank of Commerce (Banks)	2,607

9,045	Canadian National Railway Co. (Road & Rail)	809

4,347	Canadian Pacific Railway Ltd. (Road & Rail)	896

19,909	Dollarama, Inc. (Multiline Retail)	531

1,084,386	Encana Corp. (Oil, Gas & Consumable Fuels)	7,856

12,647	Fortis, Inc. (Electric Utilities)	467

182,960	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	6,579

453,947	Manulife Financial Corp. (Insurance)	7,678

		27,423

	China — 2.36%

48,654	Baidu, Inc., ADR (Interactive Media & Services) (a)	8,021

1,216,000	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	2,593

1,062,650	China Mobile Ltd. (Wireless Telecommunication Services)	10,844

7,783	Kweichow Moutai Co. Ltd. (Beverages)	987

		22,445

	Denmark — 1.18%

7,324	Carlsberg A/S, Class - B (Beverages)	916

19,294	Danske Bank A/S (Banks)	339

20,969	Genmab A/S (Biotechnology) (a)	3,639

12,236	ISS A/S (Commercial Services & Supplies)	373

96,331	Novo Nordisk A/S, Class - B (Pharmaceuticals)	5,035

6,710	Orsted A/S (Electric Utilities)	509

7,524	Pandora A/S (Textiles, Apparel & Luxury Goods)	352

3,425	Tryg A/S (Insurance)	94

		11,257

	Finland — 0.69%

7,464	Elisa Oyj (Diversified Telecommunication Services)	337

108,544	Fortum Oyj (Electric Utilities) ^	2,223

11,492	Nokian Renkaat Oyj (Auto Components)	385

157,617	Nordea Bank Abp (Banks) ^	1,200

10,529	Orion Oyj, Class - B (Pharmaceuticals) ^	396

17,522	Sampo Oyj, Class - A (Insurance)	794

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Finland (continued)

42,850	UPM-Kymmene Oyj (Paper & Forest Products)	$1,251

		6,586

	France — 7.44%

35,643	Air Liquide SA (Chemicals)	4,535

9,489	Amundi SA (Capital Markets)	597

8,060	Atos SE (IT Services)	778

61,004	AXA SA (Insurance)	1,535

249,181	BNP Paribas (Banks)	11,858

18,531	Bouygues SA (Construction & Engineering)	662

52,808	Carrefour SA (Food & Staples Retailing)	986

4,664	Casino Guichard-Perrachon SA (Food & Staples Retailing) ^	202

4,969	CNP Assurances (Insurance)	109

41,850	Compagnie de Saint-Gobain (Building Products)	1,517

13,996	Compagnie Generale des Etablissements Michelin, Class - B (Auto Components)	1,653

35,704	Credit Agricole SA (Banks)	431

36,893	Danone SA (Food Products)	2,840

23,519	Eiffage SA (Construction & Engineering)(b)	2,261

25,273	Electricite de France SA (Electric Utilities)	346

156,493	ENGIE (Multi-Utilities)	2,333

12,789	Eutelsat Communications (Media)	224

1,927	Fonciere des Regions (Equity Real Estate Investment Trusts)	204

1,932	Gecina SA (Equity Real Estate Investment Trusts)	286

1,503	Icade (Equity Real Estate Investment Trusts)	127

2,827	Imerys SA (Construction Materials)	141

22,585	Ingenico Group SA (Electronic Equipment, Instruments & Components)	1,613

8,619	Klepierre (Equity Real Estate Investment Trusts)	302

28,662	Natixism SA (Capital Markets)	154

85,182	Orange SA (Diversified Telecommunication Services)	1,389

16,030	Publicis Groupe (Media)	858

15,971	Renault SA (Automobiles)	1,056

25,633	Rexel SA (Trading Companies & Distributors)	289

11,244	Safran SA (Aerospace & Defense)	1,541

76,141	Sanofi-Aventis (Pharmaceuticals)	6,732

54,556	Schneider Electric SA (Electrical Equipment)	4,281

5,170	SCOR SE (Insurance)	220

2,081	Societe BIC SA (Commercial Services & Supplies)	185

23,444	Societe Generale (Banks)	677

14,849	Suez Environnement Co. (Multi-Utilities)	197

232,902	Total SA (Oil, Gas & Consumable Fuels)	12,846

5,829	Unibail - Rodamco-Westfield (Equity Real Estate Investment Trusts)	955

19,672	Valeo SA (Auto Components)	571

22,403	Veolia Environnement (Multi-Utilities)	501

28,761	Vinci SA (Construction & Engineering)	2,798

		70,790

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Germany — 9.48%

4,883	Adidas AG (Textiles, Apparel & Luxury Goods)	$1,187

30,009	Allianz SE (Insurance)	6,687

19,813	Aroundtown SA (Real Estate Management & Development)	163

2,454	Axel Springer AG (Media)	127

201,197	BASF SE (Chemicals)	14,835

47,717	Bayer AG (Pharmaceuticals)	3,072

16,793	Bayerische Motoren Werke Aktiengesellschaft (Automobiles)	1,296

17,692	Beiersdorf AG (Personal Products)	1,842

5,538	Continental AG (Auto Components)	835

10,154	Covestro AG (Chemicals)	560

48,286	Daimler AG, Registered Shares (Automobiles)	2,834

84,176	Deutsche Boerse AG (Capital Markets)	10,792

12,359	Deutsche Lufthansa AG, Registered Shares (Airlines)	272

452,544	Deutsche Post AG (Air Freight & Logistics)	14,724

85,767	Deutsche Telekom AG (Diversified Telecommunication Services)	1,425

1,842	Drillisch AG (Wireless Telecommunication Services)	66

56,141	E.ON AG (Multi-Utilities)	625

8,615	Evonik Industries AG (Chemicals)	235

8,463	GEA Group AG (Machinery)	222

1,274	Hannover Rueckversicherung AG (Insurance)	183

7,595	HeidelbergCement AG (Construction Materials)	547

3,359	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	230

9,188	Metro AG (Food & Staples Retailing)	153

2,981	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	706

13,022	ProSiebenSat.1 Media AG (Media)	185

98,088	SAP SE (Software)	11,338

34,672	Siemens AG (Industrial Conglomerates)	3,728

24,579	Symrise AG (Chemicals)	2,215

22,288	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	70

38,799	TUI AG (Hotels, Restaurants & Leisure)	372

5,247	Uniper SE (Independent Power and Renewable Electricity Producers)	158

12,765	Vonovia SE (Real Estate Management & Development)	663

63,138	Wirecard AG (IT Services)	7,931

		90,278

	Hong Kong — 2.16%

695,080	AIA Group Ltd. (Insurance) (b)	6,950

24,300	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	272

108,555	BOC Hong Kong (Holdings) Ltd. (Banks)	451

101,000	CK Asset Holdings Ltd. (Real Estate Management & Development)	900

176,000	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	1,851

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Hong Kong (continued)

28,000	CK Infrastructure Holdings Ltd. (Electric Utilities)	$230

68,593	CLP Holdings Ltd. (Electric Utilities)	796

334,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment) (a)	—

37,000	Hang Lung Group Ltd. (Real Estate Management & Development)	119

84,675	Hang Lung Properties Ltd. (Real Estate Management & Development)	207

22,506	Hang Seng Bank Ltd. (Banks)	555

51,472	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	328

108,073	HK Electric Investments Ltd. (Electric Utilities)	110

150,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	241

45,000	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	320

25,000	Hysan Development Co. (Real Estate Management & Development)	134

28,500	Kerry Properties Ltd. (Real Estate Management & Development)	127

243,483	New World Development Co. Ltd. (Real Estate Management & Development)	404

95,000	NWS Holdings Ltd. (Industrial Conglomerates)	208

181,000	PCCW Ltd. (Diversified Telecommunication Services)	113

56,224	Power Assets Holdings Ltd. (Electric Utilities)	390

190,400	Sands China Ltd. (Hotels, Restaurants & Leisure)	958

131,205	Sino Land Co. Ltd. (Real Estate Management & Development)	254

62,256	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	1,069

35,000	The Bank of East Asia Ltd. (Banks)	114

83,917	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	983

58,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	175

748,500	WH Group Ltd. (Food Products)	801

34,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	250

524,400	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	1,239

		20,549

	Indonesia — 0.12%

4,051,700	PT Bank Rakyat Indonesia Persero Tbk (Banks)	1,177

	Ireland (Republic of) — 1.16%

13,125	AIB Group PLC (Banks)	59

13,014	Bank of Ireland Group PLC (Banks)	78

30,866	CRH PLC (Construction Materials)	957

83,401	Experian PLC (Professional Services)	2,257

70,211	Medtronic PLC (Health Care Equipment & Supplies)	6,394

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Ireland (Republic of) (continued)

3,017	Paddy Power PLC (Hotels, Restaurants & Leisure)	$233

11,094	Ryanair Holdings PLC, ADR (Airlines) (a)	831

8,333	Smurfit Kappa Group PLC (Containers & Packaging)	233

		11,042

	Isle of Man — 0.03%

44,232	GVC Holdings PLC (Hotels, Restaurants & Leisure)	322

	Israel — 0.20%

1,688	Azrieli Group (Real Estate Management & Development)	100

74,762	Bank Hapoalim Ltd. (Banks)	498

42,918	Bank Leumi Le (Banks)	281

228,029	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	164

109,520	Israel Chemicals Ltd. (Chemicals)	572

4,182	Mizrahi Tefahot Bank Ltd. (Banks)	86

1,794	Nice Systems Ltd., ADR (Software) (a)	220

		1,921

	Italy — 2.76%

135,195	Assicurazioni Generali SpA (Insurance)	2,506

279,429	Enel SpA (Electric Utilities)	1,791

174,844	Eni SpA (Oil, Gas & Consumable Fuels)	3,089

1,693,838	Intesa Sanpaolo SpA (Banks)	4,133

16,503	Mediobanca SpA (Banks)	172

12,785	Poste Italiane SpA (Insurance)	125

152,901	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	786

220,955	Telecom Italia SpA (Diversified Telecommunication Services)	125

49,714	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	315

1,026,654	Unicredit SpA (Banks)	13,187

		26,229

	Japan — 15.81%

2,861	AEON Credit Service Co. Ltd. (Consumer Finance)	58

11,900	Aisin Seiki Co. Ltd. (Auto Components)	426

15,700	ALPS Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	328

24,400	Amada Holdings Co. Ltd. (Machinery)	242

3,416	Aozora Bank Ltd. (Banks)	84

13,545	Asahi Glass Co. Ltd. (Building Products)	476

90,700	Asahi Kasei Corp. (Chemicals)	939

44,211	Bridgestone Corp. (Auto Components)	1,703

16,400	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	305

29,800	CALBEE, Inc. (Food Products)	805

72,210	Canon, Inc. (Technology Hardware, Storage & Peripherals)	2,097

15,700	Casio Computer Co. Ltd. (Household Durables)^	205

700	Century Tokyo Leasing Corp. (Diversified Financial Services)	31

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

22,300	Chubu Electric Power Company, Inc. (Electric Utilities)	$349

29,000	Concordia Financial Group Ltd. (Banks)	112

2,800	Credit Saison Co. Ltd. (Consumer Finance)	37

17,488	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	419

19,000	Daicel Corp. (Chemicals)	207

2,679	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	374

20,150	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	642

61	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	135

30,800	Daiwa Securities Group, Inc. (Capital Markets)	150

31,600	Denso Corp. (Auto Components)	1,235

79,800	East Japan Railway Co. (Road & Rail)	7,708

5,700	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	139

53,900	Fanuc Ltd. (Machinery)	9,218

44,898	Fuji Heavy Industries Ltd. (Automobiles)	1,025

28,100	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,280

14,300	Fujitsu Ltd. (IT Services)	1,035

4,277	Fukuoka Financial Group, Inc. (Banks)	95

18,000	Hino Motors Ltd. (Machinery)	152

2,300	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	242

7,500	Hitachi Chemical Co. Ltd. (Chemicals)^	167

7,600	Hitachi Construction Machinery Co. Ltd. (Machinery)^	203

4,800	Hitachi High-Technologies Corp. (Electronic Equipment, Instruments & Components)	197

69,700	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	2,265

15,200	Hitachi Metals Ltd. (Metals & Mining)^	177

118,241	Honda Motor Co. Ltd. (Automobiles)	3,212

10,800	Hulic Co. Ltd. (Real Estate Management & Development)	106

5,740	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	192

11,000	Iida Group Holdings Co. Ltd. (Household Durables)	200

40,000	Isuzu Motors Ltd. (Automobiles)	527

104,317	ITOCHU Corp. (Trading Companies & Distributors)	1,891

16,600	J. Front Retailing Co. Ltd. (Multiline Retail)	198

140,000	Japan Airlines Co. Ltd. (Airlines)	4,934

103,600	Japan Exchange Group, Inc. (Capital Markets)	1,849

12,300	Japan Post Bank Co. Ltd. (Banks)	134

42,600	Japan Post Holdings Co. Ltd. (Insurance)	499

29	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	119

49	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	289

98	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	197

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

80,800	Japan Tobacco, Inc. (Tobacco)	$2,002

35,800	JFE Holdings, Inc. (Metals & Mining)	609

19,379	JS Group Corp. (Building Products)	259

13,554	JSR Corp. (Chemicals)	211

14,700	JTEKT Corp. (Machinery)	182

241,057	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,101

32,800	Kajima Corp. (Construction & Engineering)	485

10,200	Kawasaki Heavy Industries Ltd. (Machinery)	252

388,800	KDDI Corp. (Wireless Telecommunication Services)	8,375

66,945	Komatsu Ltd. (Machinery)	1,562

32,800	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	323

22,884	Kuraray Co. Ltd. (Chemicals)	292

23,300	Kyocera Corp. (Electronic Equipment, Instruments & Components)	1,372

11,700	Kyushu Railway Co. (Road & Rail)	385

4,094	Lawson, Inc. (Food & Staples Retailing)	227

114,816	Marubeni Corp. (Trading Companies & Distributors)	796

3,987	Maruichi Steel Tube Ltd. (Metals & Mining)	116

41,000	Mazda Motor Corp. (Automobiles)	460

30,800	Mebuki Financial Group, Inc. (Banks)	79

92,500	Mitsubishi Chemical Holdings Corp. (Chemicals)	653

98,445	Mitsubishi Corp. (Trading Companies & Distributors)	2,741

132,100	Mitsubishi Electric Corp. (Electrical Equipment)	1,705

11,600	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	166

22,200	Mitsubishi Heavy Industries Ltd. (Machinery)	924

7,300	Mitsubishi Materials Corp. (Metals & Mining)	193

18,426	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	247

321,205	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,589

9,100	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	46

121,188	Mitsui & Co. Ltd. (Trading Companies & Distributors)	1,886

13,100	Mitsui Chemicals, Inc. (Chemicals)	317

660,877	Mizuho Financial Group, Inc. (Banks)	1,023

13,000	MS&AD Insurance Group Holdings, Inc. (Insurance)	396

7,900	Nabtesco Corp. (Machinery)	232

18,900	NEC Corp. (Technology Hardware, Storage & Peripherals)	641

18,600	NGK Insulators Ltd. (Machinery)	271

23,200	Nikon Corp. (Household Durables)	328

49	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	332

6,284	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	167

66	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	141

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

37,400	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	$2,731

58,700	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	1,040

25,100	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	1,070

168,854	Nissan Motor Co. Ltd. (Automobiles)^	1,387

11,800	Nitto Denko Corp. (Chemicals)	622

62,700	Nomura Holdings, Inc. (Capital Markets)	227

4,811	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	93

139	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	205

8,500	Nomura Research Institute Ltd. (IT Services)	387

25,800	NSK Ltd. (Machinery)	243

48,225	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	1,069

46,400	Obayashi Corp. (Construction & Engineering)	468

14,100	OMRON Corp. (Electronic Equipment, Instruments & Components)^	663

24,100	ORIX Corp. (Diversified Financial Services)	346

13,642	Osaka Gas Co. Ltd. (Gas Utilities)	270

160,100	Panasonic Corp. (Household Durables)	1,382

8,500	Park24 Co. Ltd. (Commercial Services & Supplies)	185

6,500	Pola Orbis Holdings, Inc. (Personal Products)	208

55,538	Resona Holdings, Inc. (Banks)	241

48,583	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals) ^	509

3,715	Sankyo Co. Ltd. (Leisure Products)	142

4,500	SBI Holdings, Inc. (Capital Markets)	101

13,200	Sega Sammy Holdings, Inc. (Leisure Products)	156

20,196	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	310

26,700	Sekisui Chemical Co. Ltd. (Household Durables)	430

44,552	Sekisui House Ltd. (Household Durables)	738

19,700	Seven Bank Ltd. (Banks)	58

1,500	Shimamura Co. Ltd. (Specialty Retail)	127

162,600	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	6,023

5,408	Sony Financial Holdings, Inc. (Insurance)	102

109,200	Sumitomo Chemical Co. Ltd. (Chemicals)	510

81,986	Sumitomo Corp. (Trading Companies & Distributors)	1,137

54,800	Sumitomo Electric Industries Ltd. (Auto Components)	729

7,900	Sumitomo Heavy Industries Ltd. (Machinery)	257

16,700	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	495

166,248	Sumitomo Mitsui Financial Group, Inc. (Banks)	5,823

8,983	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	323

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

12,291	Sumitomo Rubber Industries Ltd. (Auto Components)	$148

15,400	T&D Holdings, Inc. (Insurance)	162

15,500	Taisei Corp. (Construction & Engineering)	721

115,200	Taiyo Nippon Sanso Corp. (Chemicals)	1,760

463,511	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	18,984

9,400	TDK Corp. (Electronic Equipment, Instruments & Components)	740

13,700	Teijin Ltd. (Chemicals)	227

16,400	The Chiba Bank Ltd. (Banks) ^	89

10,442	The Chugoku Electric Power Company, Inc. (Electric Utilities) ^	130

29,400	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	409

25,600	The Kansai Electric Power Co., Inc. (Electric Utilities)	378

13,900	The Shizuoka Bank Ltd. (Banks)	106

8,500	The Yokohama Rubber Co. Ltd. (Auto Components)	158

8,700	THK Co. Ltd. (Machinery)	216

16,000	Tohoku Electric Power Co., Inc. (Electric Utilities)	204

18,400	Tokio Marine Holdings, Inc. (Insurance)	892

11,400	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,654

21,400	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)	128

17,300	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	262

4,600	Toyoda Gosei Co. Ltd. (Auto Components)	98

10,400	Toyota Industries Corp. (Auto Components)	523

88,800	Toyota Motor Corp. (Automobiles)	5,232

15,570	Toyota Tsusho Corp. (Trading Companies & Distributors)	509

8,827	Trend Micro, Inc. (Software)	431

107	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	169

15,400	USS Co. Ltd. (Specialty Retail)	287

12,000	West Japan Railway Co. (Road & Rail)	904

202,700	Yahoo Japan Corp. (Interactive Media & Services)	497

44,600	Yamada Denki Co. Ltd. (Specialty Retail) ^	220

19,500	Yamaha Motor Co. Ltd. (Automobiles)	384

16,600	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	345

		150,469

	Jersey — 0.12%

104,687	WPP PLC (Media)	1,106

	Luxembourg — 0.09%

4,660	Millicom International Cellular SA (Wireless Telecommunication Services)	283

2,056	RTL Group (Media)	112

27,393	SES - FDR, Class - A (Media)	426

		821

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Netherlands — 4.40%

8,480	ABN AMRO Group N.V. (Banks)	$191

2,279	Adyen N.V. (IT Services) (a)(b)	1,787

34,614	AEGON N.V. (Insurance)	166

57,711	Airbus Group N.V. (Aerospace & Defense)	7,648

127,274	Akzo Nobel N.V. (Chemicals)	11,304

4,112	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	773

835,005	ING Groep N.V. (Banks)	10,117

92,038	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	292

64,826	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	1,726

25,265	Koninklijke DSM N.V. (Chemicals)	2,756

5,911	NN Group N.V. (Insurance)	246

6,087	Randstad Holding N.V. (Professional Services)^	297

77,962	Unilever N.V. (Personal Products)	4,545

		41,848

	New Zealand — 0.02%

11,100	Auckland International Airport Ltd. (Transportation Infrastructure)	62

19,142	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	55

43,823	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	113

		230

	Norway — 0.33%

40,310	DNB ASA (Banks)	743

8,949	Gjensidige Forsikring ASA (Insurance) ^	155

43,535	Marine Harvest ASA (Food Products)	972

122,571	Norsk Hydro ASA (Metals & Mining)	499

40,668	Telenor ASA (Diversified Telecommunication Services)	815

		3,184

	Portugal — 0.10%

144,830	EDP - Energias de Portugal SA (Electric Utilities)	570

27,326	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	403

		973

	Russia — 0.23%

105,629	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	2,231

	Singapore — 0.82%

258,572	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	555

266,344	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	382

264,915	CapitaMall Trust (Equity Real Estate Investment Trusts)	466

403,100	ComfortDelGro Corp. Ltd. (Road & Rail)	766

123,400	DBS Group Holdings Ltd. (Banks)	2,304

41,600	Singapore Exchange Ltd. (Capital Markets)	225

223,700	Singapore Press Holdings Ltd. (Media)	399

219,627	Singapore Tech Engineering (Aerospace & Defense)	608

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Singapore (continued)

794,079	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	$1,773

238,780	Suntec REIT (Equity Real Estate Investment Trusts)	344

		7,822

	South Korea — 1.67%

161,926	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	6,387

11,057	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	1,749

35,081	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	7,771

		15,907

	Spain — 1.32%

184,548	Banco Bilbao Vizcaya Argentaria SA (Banks)	1,054

146,697	Banco de Sabadell SA (Banks)	146

418,577	Banco Santander SA (Banks)	1,943

1,006,933	CaixaBank SA (Banks)	3,149

33,287	Corporacion Mapfre (Insurance)	92

17,033	Enagas (Oil, Gas & Consumable Fuels)	496

12,211	Endesa (Electric Utilities)	312

224,067	Iberdrola SA (Electric Utilities)	1,967

16,324	Red Electrica Corp. (Electric Utilities)	348

98,055	Repsol YPF SA (Oil, Gas & Consumable Fuels)	1,677

166,823	Telefonica SA (Diversified Telecommunication Services)	1,397

		12,581

	Sweden — 1.13%

37,797	Boliden AB (Metals & Mining)	1,077

33,385	Electrolux AB, B Shares (Household Durables)	860

122,553	Hennes & Mauritz AB, B Shares (Specialty Retail)	2,045

8,403	Kinnevik AB (Diversified Financial Services)	218

85,082	Skandinaviska Enskilda Banken AB, Class - A (Banks)	737

47,200	Skanska AB, B Shares (Construction & Engineering) ^	859

52,230	SKF AB, B Shares (Machinery) ^	869

79,265	Svenska Handelsbanken AB, A Shares (Banks)	836

46,736	Swedbank AB, A Shares (Banks) ^	661

24,528	Swedish Match AB (Tobacco)	1,252

34,811	Tele2 AB, B Shares (Wireless Telecommunication Services)	465

197,296	TeliaSonera AB (Diversified Telecommunication Services)	890

		10,769

	Switzerland — 8.47%

771,999	ABB Ltd., Registered Shares (Electrical Equipment)	14,513

17,478	Adecco SA, Registered Shares (Professional Services)	934

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Switzerland (continued)

2,012	Baloise Holding AG, Registered Shares (Insurance)	$333

39,227	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	2,862

3,531	Dufry AG (Specialty Retail)	371

902	EMS-Chemie Holding AG, Registered Shares (Chemicals)	490

37,591	Ferguson PLC (Trading Companies & Distributors)	2,394

921	Givaudan SA (Chemicals)	2,358

31,816	Idorsia Ltd. (Biotechnology) (a)(b)	561

6,015	Julius Baer Group Ltd. (Capital Markets)	243

6,009	Kuehne & Nagel International Ltd. (Marine)	825

54,010	LafargeHolcim Ltd., Registered Shares (Construction Materials)	2,671

8,855	Lonza Group AG (Life Sciences Tools & Services)	2,750

77,519	Nestle SA (Food Products)	7,393

178,411	Novartis AG, Registered Shares (Pharmaceuticals)	17,152

1,083	Pargesa Holding SA (Diversified Financial Services)	85

56,121	Roche Holding AG (Pharmaceuticals)	15,468

593	SGS SA, Registered Shares (Professional Services)	1,477

7,174	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)	1,422

1,410	Swiss Life Holding AG (Insurance)	621

4,230	Swiss Prime Site AG (Real Estate Management & Development)	371

12,708	Swiss Re AG (Insurance)	1,242

1,446	Swisscom AG (Diversified Telecommunication Services) ^	708

105,744	UBS Group AG (Capital Markets)	1,284

6,267	Zurich Financial Services AG (Insurance)	2,076

		80,604

	United Kingdom — 23.66%

6,706	Admiral Group PLC (Insurance)	190

34,035	Aon PLC (Insurance)	5,810

112,556	AstraZeneca PLC (Pharmaceuticals)	8,983

18,176	Aveva Group PLC (Software)	764

1,444,763	Aviva PLC (Insurance)	7,767

23,120	Babcock International Group PLC (Commercial Services & Supplies)	149

263,412	BAE Systems PLC (Aerospace & Defense)	1,655

1,121,699	Balfour Beatty PLC (Construction & Engineering)	3,832

4,879,935	Barclays PLC (Banks)	9,828

88,412	Barratt Developments PLC (Household Durables)	690

2,223,196	BP PLC (Oil, Gas & Consumable Fuels)	16,142

461,117	British American Tobacco PLC (Tobacco)	19,233

43,586	British Land Co. PLC (Equity Real Estate Investment Trusts)	335

352,230	BT Group PLC (Diversified Telecommunication Services)	1,023

68,478	Carnival PLC (Hotels, Restaurants & Leisure)	3,384

229,226	Centrica PLC (Multi-Utilities)	341

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United Kingdom (continued)

3,770,044	Cobham PLC (Aerospace & Defense) (a)	$5,421

44,004	ConvaTec Group PLC (Health Care Equipment & Supplies) (b)	81

46,031	Direct Line Insurance Group PLC (Insurance)	212

132,281	G4S PLC (Commercial Services & Supplies)	316

343,223	GlaxoSmithKline PLC (Pharmaceuticals)	7,129

35,969	Hammerson PLC (Equity Real Estate Investment Trusts)	157

635,497	HSBC Holdings PLC (Banks)	5,163

80,613	Imperial Tobacco Group PLC (Tobacco)	2,757

15,206	Investec PLC (Capital Markets)	88

317,429	ITV PLC (Media)	526

56,617	John Wood Group PLC (Energy Equipment & Services)	374

80,191	Johnson Matthey PLC (Chemicals)	3,288

172,778	Kingfisher PLC (Specialty Retail)	530

32,629	Land Securities Group PLC (Equity Real Estate Investment Trusts)	388

184,986	Legal & General Group PLC (Insurance)	664

142,483	Linde PLC (Chemicals)	25,084

7,461,910	Lloyds Banking Group PLC (Banks)	6,044

50,450	London Stock Exchange Group (Capital Markets)	3,120

138,228	Marks & Spencer Group PLC (Multiline Retail)	502

244,511	Micro Focus International PLC (Software)	6,356

150,122	National Grid PLC (Multi-Utilities)	1,666

12,522	Next PLC (Multiline Retail)	909

29,191	Persimmon PLC (Household Durables)	826

593,456	Prudential PLC (Insurance)	11,893

131,597	Relx PLC (Professional Services)	2,816

345,223	Rentokil Initial PLC (Commercial Services & Supplies)	1,590

108,458	Rio Tinto PLC (Metals & Mining)	6,303

700,226	Rolls-Royce Holdings PLC (Aerospace & Defense)	8,246

149,915	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	4,710

466,058	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	14,727

80,912	Royal Mail PLC (Air Freight & Logistics)	251

10,305	Severn Trent PLC (Water Utilities)	265

602,348	SSE PLC (Electric Utilities)	9,318

10,826	St. James Place PLC (Capital Markets)	145

58,472	Standard Life Aberdeen PLC (Diversified Financial Services)	201

299,801	Taylor Wimpey PLC (Household Durables)	686

29,905	United Utilities Group PLC (Water Utilities)	318

4,788,989	Vodafone Group PLC (Wireless Telecommunication Services)	8,725

18,393	Willis Towers Watson PLC (Insurance)	3,231

		225,152

	United States — 0.92%

1,653	Alphabet, Inc., Class - A (Interactive Media & Services) (a)	1,945

1,663	Alphabet, Inc., Class - C (Interactive Media & Services) (a)	1,952

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

1,647	Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	$2,933

25,664	Intercontinental Exchange Group, Inc. (Capital Markets)	1,954

		8,784

	Total Common Stocks	894,897

	Preferred Stocks — 2.00%

	Brazil — 0.45%

598,195	Petroleo Brasileiro SA — Preferred (Oil, Gas & Consumable Fuels)	4,253

	Germany — 1.55%

2,810	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	185

7,595	Porsche Automobil Holding SE — Preferred (Automobiles)	477

89,619	Volkswagen AG — Preferred (Automobiles)	14,126

		14,788

	Total Preferred Stocks	19,041

	Investment Companies — 1.80%

488,094	Dreyfus Treasury Securities Cash Management, Institutional Shares, 2.27% (c)	488

2,389,302	Federated Treasury Obligations Fund, Institutional Shares, 2.29% ^^(c)	2,389

14,281,773	State Street Institutional Treasury Plus Money Market Fund, Premier Class, 2.30% (c)	14,282

3,709	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.30% (c)	4

	Total Investment Companies	17,163

Principal Amount (000)

	Repurchase Agreement — 0.90%

$8,537	Jefferies LLC, 2.60%, 4/1/19 (Purchased on 3/29/19, proceeds at maturity $8,538,914 collateralized by U.S. Treasury Obligations, 2.40% - 2.97%, 8/15/19 - 2/15/47 fair value $8,707,806) ^^	8,537

	Total Repurchase Agreement	8,537

	Total Investments (cost $845,787) — 98.71%	939,638

	Other assets in excess of liabilities — 1.29%	12,240

	Net Assets — 100.00%	$951,878

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019, was $11,148 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	The rate disclosed is the rate in effect on March 31, 2019.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2019.

The International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Causeway Capital Management LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	17.92%	39.18%	36.91%	—	—	94.01%
Preferred Stocks	0.45%	0.07%	1.48%	—	—	2.00%
Investment Companies	0.04%	0.25%	—	1.50%	0.01%	1.80%
Repurchase Agreement	0.15%	0.75%	—	—	—	0.90%
Other Assets (Liabilities)	0.25%	-0.30%	1.27%	0.07%	0.00%	1.29%

Total Net Assets	18.81%	39.95%	39.66%	1.57%	0.01%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)

MSCI EAFE Index Future	160	6/21/19	$14,931	$384

			$14,931	$384

	Total Unrealized Appreciation			$384
	Total Unrealized Depreciation			—

	Total Net Unrealized Appreciation/(Depreciation)			$384

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 89.38%

	Australia — 4.74%

72,759	AGL Energy Ltd. (Multi-Utilities)	$1,124

701,710	Alumina Ltd. (Metals & Mining)	1,208

194,792	AMP Ltd. (Diversified Financial Services)	291

130,827	APA Group (Gas Utilities)	928

15,698	Appen Ltd. (IT Services)	249

47,496	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	828

461,560	Aurizon Holdings Ltd. (Road & Rail)	1,492

260,260	AusNet Services (Electric Utilities)	328

260,798	Australia & New Zealand Banking Group Ltd. (Banks)	4,822

41,125	Bank of Queensland Ltd. (Banks)	266

49,394	Bendigo & Adelaide Bank Ltd. (Banks)	340

596,061	BHP Billiton Ltd. (Metals & Mining)	16,289

509,616	BHP Group PLC (Metals & Mining)	12,293

90,041	BlueScope Steel Ltd. (Metals & Mining)	894

231,836	Boral Ltd. (Construction Materials)	757

82,901	Bravura Solutions Ltd. (Software)	322

37,905	CIMIC Group Ltd. (Construction & Engineering)	1,302

171,199	Coca-Cola Amatil Ltd. (Beverages)	1,052

6,526	Cochlear Ltd. (Health Care Equipment & Supplies)	805

156,101	Commonwealth Bank of Australia (Banks)	7,834

94,505	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	773

32,822	CSL Ltd. (Biotechnology)	4,553

217,422	GPT Group (Equity Real Estate Investment Trusts)	959

164,573	Harvey Norman Holdings Ltd. (Multiline Retail)^	470

168,676	Inghams Group Ltd. (Food Products)^	524

207,935	Insurance Australia Group Ltd. (Insurance)	1,135

59,939	Lend Lease Group Ltd. (Real Estate Management & Development)	527

26,775	Link Administration Holdings Ltd. (IT Services)	141

19,219	Macquarie Group Ltd. (Capital Markets)	1,770

201,368	Medibank Private Ltd. (Insurance)	395

449,799	Mirvac Group (Equity Real Estate Investment Trusts)	878

233,997	National Australia Bank Ltd. (Banks)	4,204

456,964	Qantas Airways Ltd. (Airlines)	1,838

84,536	Regis Resources Ltd. (Metals & Mining)	318

72,613	Rio Tinto Ltd. (Metals & Mining)	5,056

50,226	Sandfire Resources NL (Metals & Mining)	247

128,778	Santos Ltd. (Oil, Gas & Consumable Fuels)	623

616,929	Saracen Mineral Holdings Ltd. (Metals & Mining) (a)	1,270

640,391	Scentre Group (Equity Real Estate Investment Trusts)	1,870

33,638	Smartgroup Corp. Ltd. (Commercial Services & Supplies)	189

318,303	Stockland Trust Group (Equity Real Estate Investment Trusts)	870

115,896	Suncorp Group Ltd. (Insurance)	1,135

256,987	Sydney Airport (Transportation Infrastructure)	1,356

463,205	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	1,520

554,411	Telstra Corp. Ltd. (Diversified Telecommunication Services)	1,307

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Australia (continued)

522,776	Transurban Group (Transportation Infrastructure)	$4,902

437,868	Vicinity Centres (Equity Real Estate Investment Trusts)	808

240,120	Wesfarmers Ltd. (Food & Staples Retailing)	5,912

298,129	Westpac Banking Corp. (Banks)	5,494

		104,468

	Austria — 0.17%

12,483	ANDRITZ AG (Machinery)	535

21,214	Erste Group Bank AG (Banks)	779

27,991	OMV AG (Oil, Gas & Consumable Fuels)	1,520

10,768	Raiffeisen Bank International AG (Banks)	242

21,704	Voestalpine AG (Metals & Mining)	660

		3,736

	Belgium — 0.59%

9,884	Ageas (Insurance)	477

127,626	Anheuser-Busch InBev N.V. (Beverages)	10,711

12,718	Belgacom SA (Diversified Telecommunication Services)	368

12,954	KBC Groep N.V. (Banks)	906

7,578	UCB SA (Pharmaceuticals)	651

		13,113

	Bermuda — 0.03%

177,000	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	609

	Brazil — 0.28%

104,382	B3 SA (Capital Markets)	850

327,885	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels)	5,220

		6,070

	Canada — 1.43%

20,713	Canadian Imperial Bank of Commerce (Banks)	1,637

11,364	Canadian National Railway Co. (Road & Rail)	1,017

5,461	Canadian Pacific Railway Ltd. (Road & Rail)	1,125

25,072	Dollarama, Inc. (Multiline Retail)	669

1,310,787	Encana Corp. (Oil, Gas & Consumable Fuels)	9,497

15,865	Fortis, Inc. (Electric Utilities)	586

214,776	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	7,723

548,635	Manulife Financial Corp. (Insurance)	9,279

		31,533

	China — 1.28%

58,907	Baidu, Inc., ADR (Interactive Media & Services) (a)	9,711

1,004,827	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	2,143

1,283,482	China Mobile Ltd. (Wireless Telecommunication Services)	13,098

66,500	Health And Happiness International Holdings Ltd. (Food Products)	417

25,600	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	1,598

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	China (continued)

9,810	Kweichow Moutai Co. Ltd. (Beverages)	$1,244

		28,211

	Denmark — 1.29%

20,886	Carlsberg A/S, Class – B (Beverages)	2,612

53,473	Danske Bank A/S (Banks)	940

26,145	Genmab A/S (Biotechnology) (a)	4,537

6,364	H. Lundbeck A/S (Pharmaceuticals)	276

33,770	ISS A/S (Commercial Services & Supplies)	1,029

313,811	Novo Nordisk A/S, Class – B (Pharmaceuticals)	16,405

18,675	Orsted A/S (Electric Utilities)	1,416

21,494	Pandora A/S (Textiles, Apparel & Luxury Goods)	1,006

10,029	Tryg A/S (Insurance)	275

		28,496

	Finland — 0.78%

21,322	Elisa Oyj (Diversified Telecommunication Services)	962

181,315	Fortum Oyj (Electric Utilities)^	3,714

9,223	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	983

32,830	Nokian Renkaat Oyj (Auto Components)	1,100

449,483	Nordea Bank Abp (Banks)^	3,423

30,080	Orion Oyj, Class – B (Pharmaceuticals)^	1,130

50,057	Sampo Oyj, Class – A (Insurance)	2,268

122,411	UPM-Kymmene Oyj (Paper & Forest Products)	3,575

		17,155

	France — 7.78%

27,019	Air France-KLM (Airlines) (a)	304

45,012	Air Liquide SA (Chemicals)	5,728

14,460	Amundi SA (Capital Markets)	910

23,026	Atos SE (IT Services)	2,223

206,892	AXA SA (Insurance)	5,203

384,021	BNP Paribas (Banks)	18,273

52,939	Bouygues SA (Construction & Engineering)	1,892

63,829	Carrefour SA (Food & Staples Retailing)	1,192

12,689	Casino Guichard-Perrachon SA (Food & Staples Retailing) ^	550

14,931	CNP Assurances (Insurance)	329

119,555	Compagnie de Saint-Gobain (Building Products)	4,334

39,983	Compagnie Generale des Etablissements Michelin, Class – B (Auto Components)	4,723

101,999	Credit Agricole SA (Banks)	1,231

45,415	Danone SA (Food Products)	3,497

29,841	Eiffage SA (Construction & Engineering) (b)	2,868

276,950	Electricite de France SA (Electric Utilities)	3,791

373,693	ENGIE (Multi-Utilities)	5,572

37,598	Eutelsat Communications (Media)	658

29,290	Faurecia (Auto Components)	1,233

5,505	Fonciere des Regions (Equity Real Estate Investment Trusts)	584

5,519	Gecina SA (Equity Real Estate Investment Trusts)	816

2,987	Hermes International (Textiles, Apparel & Luxury Goods)	1,972

4,568	Icade (Equity Real Estate Investment Trusts)^	386

8,002	Imerys SA (Construction Materials)	399

Shares	Security Description	Value (000)

	Common Stocks (continued)

	France (continued)

35,597	Ingenico Group SA (Electronic Equipment, Instruments & Components)	$2,542

14,441	Ipsen SA (Pharmaceuticals)	1,980

3,233	Kering (Textiles, Apparel & Luxury Goods)	1,854

24,830	Klepierre (Equity Real Estate Investment Trusts)	869

10,137	L’Oreal SA (Personal Products)	2,729

81,737	Natixism SA (Capital Markets)	438

282,362	Orange SA (Diversified Telecommunication Services)	4,603

139,551	Peugeot SA (Automobiles)	3,405

45,794	Publicis Groupe (Media)	2,452

45,626	Renault SA (Automobiles)	3,016

73,226	Rexel SA (Trading Companies & Distributors)	826

14,126	Safran SA (Aerospace & Defense)	1,936

217,516	Sanofi-Aventis (Pharmaceuticals)	19,231

143,180	Schneider Electric SA (Electrical Equipment)	11,237

15,123	SCOR SE (Insurance)	644

6,113	Societe BIC SA (Commercial Services & Supplies)	545

72,073	Societe Generale (Banks)	2,082

42,345	Suez Environnement Co. (Multi-Utilities)	561

572,634	Total SA (Oil, Gas & Consumable Fuels)	31,715

16,651	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)^	2,730

5,109	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)	837

56,197	Valeo SA (Auto Components)	1,631

63,999	Veolia Environnement (Multi-Utilities)	1,432

36,046	Vinci SA (Construction & Engineering)	3,507

		171,470

	Germany — 8.20%

8,962	Adidas AG (Textiles, Apparel & Luxury Goods)	2,180

79,653	Allianz SE (Insurance)	17,748

56,601	Aroundtown SA (Real Estate Management & Development)	467

7,247	Axel Springer AG (Media)	375

325,349	BASF SE (Chemicals)	23,991

136,315	Bayer AG (Pharmaceuticals)	8,776

47,973	Bayerische Motoren Werke Aktiengesellschaft (Automobiles)	3,704

22,223	Beiersdorf AG (Personal Products)	2,313

24,439	Continental AG (Auto Components)	3,686

64,344	Covestro AG (Chemicals)	3,550

137,941	Daimler AG, Registered Shares (Automobiles)	8,093

105,751	Deutsche Boerse AG (Capital Markets)	13,558

95,338	Deutsche Lufthansa AG, Registered Shares (Airlines)	2,095

640,028	Deutsche Post AG (Air Freight & Logistics)	20,826

295,544	Deutsche Telekom AG (Diversified Telecommunication Services)	4,909

4,866	Drillisch AG (Wireless Telecommunication Services)	173

160,099	E.ON AG (Multi-Utilities)	1,781

25,419	Evonik Industries AG (Chemicals)	694

24,899	GEA Group AG (Machinery)	652

3,783	Hannover Rueckversicherung AG (Insurance)	544

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Germany (continued)

21,658	HeidelbergCement AG (Construction Materials)	$1,561

27,106	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	1,853

25,191	Metro AG (Food & Staples Retailing)	418

16,300	MTU Aero Engines AG (Aerospace & Defense)	3,694

8,517	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	2,018

38,288	ProSiebenSat.1 Media AG (Media)	545

196,580	SAP SE (Software)	22,723

45,078	Schaeffler AG (Auto Components)	367

99,050	Siemens AG (Industrial Conglomerates)	10,651

9,223	Siltronic AG (Semiconductors & Semiconductor Equipment)	813

30,878	Symrise AG (Chemicals)	2,783

66,176	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	208

110,839	TUI AG (Hotels, Restaurants & Leisure)	1,063

14,797	Uniper SE (Independent Power and Renewable Electricity Producers)	446

36,467	Vonovia SE (Real Estate Management & Development)	1,892

79,308	Wirecard AG (IT Services)	9,962

		181,112

	Hong Kong — 2.53%

873,118	AIA Group Ltd. (Insurance) (b)	8,731

69,500	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	777

310,505	BOC Hong Kong (Holdings) Ltd. (Banks)	1,289

504,500	CK Asset Holdings Ltd. (Real Estate Management & Development)	4,492

503,000	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	5,289

79,500	CK Infrastructure Holdings Ltd. (Electric Utilities)	653

195,419	CLP Holdings Ltd. (Electric Utilities)	2,267

588,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment) (a)	—

105,000	Hang Lung Group Ltd. (Real Estate Management & Development)	338

241,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	589

92,309	Hang Seng Bank Ltd. (Banks)	2,279

146,414	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	932

309,377	HK Electric Investments Ltd. (Electric Utilities)	316

430,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	692

128,600	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	915

72,000	Hysan Development Co. (Real Estate Management & Development)	386

247,000	Kerry Properties Ltd. (Real Estate Management & Development)	1,104

697,000	New World Development Co. Ltd. (Real Estate Management & Development)	1,157

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Hong Kong (continued)

272,000	NWS Holdings Ltd. (Industrial Conglomerates)	$596

517,000	PCCW Ltd. (Diversified Telecommunication Services)	321

161,038	Power Assets Holdings Ltd. (Electric Utilities)	1,117

1,041,600	Sands China Ltd. (Hotels, Restaurants & Leisure)	5,242

373,839	Sino Land Co. Ltd. (Real Estate Management & Development)	724

178,040	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	3,060

163,500	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	2,106

52,500	Techtronic Industries Co. (Household Durables)	354

100,200	The Bank of East Asia Ltd. (Banks)	326

296,326	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	3,469

166,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	502

2,138,500	WH Group Ltd. (Food Products)	2,287

96,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	705

904,400	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	2,136

490,000	Xinyi Glass Holdings Ltd. (Auto Components)	563

		55,714

	Indonesia — 0.07%

5,089,300	PT Bank Rakyat Indonesia Persero Tbk (Banks)	1,478

	Ireland (Republic of) — 0.76%

35,178	AIB Group PLC (Banks)	158

37,179	Bank of Ireland Group PLC (Banks)	222

88,176	CRH PLC (Construction Materials)	2,733

104,240	Experian PLC (Professional Services)	2,821

2,877	ICON PLC (Life Sciences Tools & Services) (a)	393

88,204	Medtronic PLC (Health Care Equipment & Supplies)	8,033

8,618	Paddy Power PLC (Hotels, Restaurants & Leisure)	665

13,406	Ryanair Holdings PLC, ADR (Airlines) (a)	1,005

23,806	Smurfit Kappa Group PLC (Containers & Packaging)	665

		16,695

	Isle of Man — 0.04%

126,359	GVC Holdings PLC (Hotels, Restaurants & Leisure)	921

	Israel — 0.27%

13,700	Attunity Ltd. (Software) (a)	321

5,148	Azrieli Group (Real Estate Management & Development)	305

213,576	Bank Hapoalim Ltd. (Banks)	1,420

122,390	Bank Leumi Le (Banks)	802

669,697	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	482

312,871	Israel Chemicals Ltd. (Chemicals)	1,635

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Israel (continued)

117,687	Israel Discount Bank, Class – A (Banks)	$408

12,784	Mizrahi Tefahot Bank Ltd. (Banks)	264

2,252	Nice Systems Ltd., ADR (Software) (a)	276

		5,913

	Italy — 2.51%

217,526	Assicurazioni Generali SpA (Insurance)	4,033

1,689,829	Enel SpA (Electric Utilities)	10,827

539,762	Eni SpA (Oil, Gas & Consumable Fuels)	9,535

51,403	Fiat DaimlerChrysler Automobiles NV (Automobiles)	768

3,276,257	Intesa Sanpaolo SpA (Banks)	7,995

45,277	Mediobanca SpA (Banks)	471

93,164	Poste Italiane SpA (Insurance)	907

436,800	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	2,247

602,917	Telecom Italia SpA (Diversified Telecommunication Services)	342

142,021	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	901

1,345,029	Unicredit SpA (Banks)	17,276

		55,302

	Japan — 18.13%

69,600	Advantest Corp. (Semiconductors & Semiconductor Equipment)^	1,626

8,800	AEON Credit Service Co. Ltd. (Consumer Finance)	179

33,800	Aisin Seiki Co. Ltd. (Auto Components)	1,210

44,800	ALPS Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	937

69,500	Amada Holdings Co. Ltd. (Machinery)	690

10,500	Aozora Bank Ltd. (Banks)	260

68,415	Asahi Glass Co. Ltd. (Building Products)	2,403

259,100	Asahi Kasei Corp. (Chemicals)	2,684

126,300	Bridgestone Corp. (Auto Components)	4,868

48,300	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	897

37,500	CALBEE, Inc. (Food Products)^	1,013

247,267	Canon, Inc. (Technology Hardware, Storage & Peripherals)	7,180

51,400	Capcom Co. Ltd. (Entertainment)	1,154

44,800	Casio Computer Co. Ltd. (Household Durables)^	586

2,200	Century Tokyo Leasing Corp. (Diversified Financial Services)	96

65,100	Chubu Electric Power Company, Inc. (Electric Utilities)	1,018

82,500	Concordia Financial Group Ltd. (Banks)	319

8,400	Credit Saison Co. Ltd. (Consumer Finance)	111

49,839	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	1,194

204,000	Daicel Corp. (Chemicals)	2,222

7,567	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	1,056

207,500	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	6,609

181	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	402

87,600	Daiwa Securities Group, Inc. (Capital Markets)	427

90,300	Denso Corp. (Auto Components)	3,529

15,600	Dip Corp. (Interactive Media & Services)	271

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

38,400	DMG Mori Co. Ltd. (Machinery)	$477

134,800	East Japan Railway Co. (Road & Rail)	13,020

16,100	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	393

86,400	Fanuc Ltd. (Machinery)	14,778

127,994	Fuji Heavy Industries Ltd. (Automobiles)	2,923

104,000	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	4,738

40,900	Fujitsu Ltd. (IT Services)	2,958

52,000	Fukuoka Financial Group, Inc. (Banks)	1,155

18,500	HASEKO Corp. (Household Durables)	233

51,300	Hino Motors Ltd. (Machinery)	433

6,600	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	695

14,300	Hitachi Capital Corp. (Consumer Finance)	333

22,400	Hitachi Chemical Co. Ltd. (Chemicals)	499

22,400	Hitachi Construction Machinery Co. Ltd. (Machinery) ^	597

13,700	Hitachi High-Technologies Corp. (Electronic Equipment, Instruments & Components)	563

235,800	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	7,663

45,600	Hitachi Metals Ltd. (Metals & Mining)^	531

379,924	Honda Motor Co. Ltd. (Automobiles)	10,321

31,500	Hulic Co. Ltd. (Real Estate Management & Development)	310

16,359	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	547

8,400	IHI Corp. (Machinery)	202

32,400	Iida Group Holdings Co. Ltd. (Household Durables)	588

114,400	Isuzu Motors Ltd. (Automobiles)	1,507

297,968	ITOCHU Corp. (Trading Companies & Distributors)	5,401

47,400	J. Front Retailing Co. Ltd. (Multiline Retail)	565

184,200	Japan Airlines Co. Ltd. (Airlines)	6,492

144,900	Japan Exchange Group, Inc. (Capital Markets)	2,587

34,900	Japan Post Bank Co. Ltd. (Banks)	381

484,900	Japan Post Holdings Co. Ltd. (Insurance)	5,676

84	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	346

141	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	831

281	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	565

230,697	Japan Tobacco, Inc. (Tobacco)	5,715

163,300	JFE Holdings, Inc. (Metals & Mining)	2,780

55,345	JS Group Corp. (Building Products)	740

38,483	JSR Corp. (Chemicals)	599

41,700	JTEKT Corp. (Machinery)	515

688,618	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	3,144

93,700	Kajima Corp. (Construction & Engineering)	1,386

11,400	Kakaku.com, Inc. (Interactive Media & Services)	220

30,300	Kawasaki Heavy Industries Ltd. (Machinery)	750

639,100	KDDI Corp. (Wireless Telecommunication Services)	13,767

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

191,100	Komatsu Ltd. (Machinery)	$4,458

93,400	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	921

3,300	Kose Corp. (Personal Products)	609

65,229	Kuraray Co. Ltd. (Chemicals)	832

66,600	Kyocera Corp. (Electronic Equipment, Instruments & Components)	3,922

33,400	Kyushu Railway Co. (Road & Rail)	1,099

11,926	Lawson, Inc. (Food & Staples Retailing)	662

23,500	Maeda Corp. (Construction & Engineering)	234

327,931	Marubeni Corp. (Trading Companies & Distributors)	2,274

11,277	Maruichi Steel Tube Ltd. (Metals & Mining)	329

116,900	Mazda Motor Corp. (Automobiles)	1,311

83,200	Mebuki Financial Group, Inc. (Banks)	213

263,700	Mitsubishi Chemical Holdings Corp. (Chemicals)	1,863

281,240	Mitsubishi Corp. (Trading Companies & Distributors)	7,832

377,400	Mitsubishi Electric Corp. (Electrical Equipment)	4,870

34,900	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	500

88,700	Mitsubishi Heavy Industries Ltd. (Machinery)	3,692

21,400	Mitsubishi Materials Corp. (Metals & Mining)	566

50,843	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	681

1,336,682	Mitsubishi UFJ Financial Group, Inc. (Banks)	6,612

25,700	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	131

346,126	Mitsui & Co. Ltd. (Trading Companies & Distributors)	5,387

38,600	Mitsui Chemicals, Inc. (Chemicals)	935

1,887,992	Mizuho Financial Group, Inc. (Banks)	2,922

92,900	MS&AD Insurance Group Holdings, Inc. (Insurance)	2,831

22,300	Nabtesco Corp. (Machinery)	654

54,100	NEC Corp. (Technology Hardware, Storage & Peripherals)	1,834

54,800	NGK Insulators Ltd. (Machinery)	799

66,100	Nikon Corp. (Household Durables)	935

144	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	975

18,000	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	478

198	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	422

47,000	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	3,432

182,500	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	3,231

71,600	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	3,053

482,379	Nissan Motor Co. Ltd. (Automobiles)^	3,962

53,100	Nitto Denko Corp. (Chemicals)	2,799

178,700	Nomura Holdings, Inc. (Capital Markets)	646

14,900	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	287

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

396	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	$583

25,000	Nomura Research Institute Ltd. (IT Services)	1,139

73,500	NSK Ltd. (Machinery)	691

374,500	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	8,302

132,300	Obayashi Corp. (Construction & Engineering)	1,334

40,200	OMRON Corp. (Electronic Equipment, Instruments & Components) ^	1,889

280,600	ORIX Corp. (Diversified Financial Services)	4,032

39,195	Osaka Gas Co. Ltd. (Gas Utilities)	775

457,400	Panasonic Corp. (Household Durables)	3,945

23,300	Park24 Co. Ltd. (Commercial Services & Supplies)	507

18,300	Pola Orbis Holdings, Inc. (Personal Products)	585

19,600	Raysum Co. Ltd. (Real Estate Management & Development)	181

163,185	Resona Holdings, Inc. (Banks)	707

141,100	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)^	1,478

11,204	Sankyo Co. Ltd. (Leisure Products)	428

11,600	SBI Holdings, Inc. (Capital Markets)	259

37,400	Sega Sammy Holdings, Inc. (Leisure Products)	442

58,769	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	902

75,900	Sekisui Chemical Co. Ltd. (Household Durables)	1,223

126,865	Sekisui House Ltd. (Household Durables)	2,103

31,700	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	1,196

54,100	Seven Bank Ltd. (Banks)	160

4,700	Shimamura Co. Ltd. (Specialty Retail)	398

9,100	Shin-Etsu Chemical Co. Ltd. (Chemicals)	766

18,100	Shionogi & Co. Ltd. (Pharmaceuticals)	1,124

19,500	Showa Denko KK (Chemicals)	689

262,200	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	9,712

9,900	Sony Corp. (Household Durables)	418

16,700	Sony Financial Holdings, Inc. (Insurance)	315

379,800	Sumitomo Chemical Co. Ltd. (Chemicals)	1,773

234,400	Sumitomo Corp. (Trading Companies & Distributors)	3,250

156,200	Sumitomo Electric Industries Ltd. (Auto Components)	2,078

65,400	Sumitomo Heavy Industries Ltd. (Machinery)	2,126

47,700	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	1,414

91,900	Sumitomo Mitsui Construction (Construction & Engineering)	641

261,023	Sumitomo Mitsui Financial Group, Inc. (Banks)	9,142

67,900	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	2,441

35,331	Sumitomo Rubber Industries Ltd. (Auto Components)	424

37,000	SUZUKEN Co. Ltd. (Health Care Providers & Services)	2,147

44,500	T&D Holdings, Inc. (Insurance)	469

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

81,500	Taisei Corp. (Construction & Engineering)	$3,792

144,600	Taiyo Nippon Sanso Corp. (Chemicals)	2,208

738,585	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	30,252

26,900	TDK Corp. (Electronic Equipment, Instruments & Components)	2,118

40,200	Teijin Ltd. (Chemicals)	665

85,900	The Chiba Bank Ltd. (Banks) ^	467

31,700	The Chugoku Electric Power Company, Inc. (Electric Utilities) ^	396

169,700	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	2,363

72,900	The Kansai Electric Power Co., Inc. (Electric Utilities)	1,075

75,300	The Shizuoka Bank Ltd. (Banks)	574

24,300	The Yokohama Rubber Co. Ltd. (Auto Components)	452

25,900	THK Co. Ltd. (Machinery)	643

45,500	Tohoku Electric Power Co., Inc. (Electric Utilities)	581

52,500	Tokio Marine Holdings, Inc. (Insurance)	2,544

49,900	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	7,240

63,600	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)	381

50,900	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	770

55,400	Tosoh Corp. (Chemicals)	865

32,500	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	667

13,800	Toyoda Gosei Co. Ltd. (Auto Components)	293

29,700	Toyota Industries Corp. (Auto Components)	1,493

278,500	Toyota Motor Corp. (Automobiles)	16,410

44,400	Toyota Tsusho Corp. (Trading Companies & Distributors)	1,451

25,100	Trend Micro, Inc. (Software)	1,224

302	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	477

43,800	USS Co. Ltd. (Specialty Retail)	816

19,400	UT Group Co. Ltd. (Professional Services) ^	447

39,800	West Japan Railway Co. (Road & Rail)	2,999

578,000	Yahoo Japan Corp. (Interactive Media & Services)	1,417

127,000	Yamada Denki Co. Ltd. (Specialty Retail) ^	626

55,500	Yamaha Motor Co. Ltd. (Automobiles)	1,092

46,000	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	955

		399,999

	Jersey — 0.14%

299,065	WPP PLC (Media)	3,159

	Luxembourg — 0.13%

25,991	ArcelorMittal (Metals & Mining)	527

13,312	Millicom International Cellular SA (Wireless Telecommunication Services)	809

6,064	RTL Group (Media)	331

78,115	SES—FDR, Class – A (Media)	1,215

		2,882

	Netherlands — 3.67%

25,325	ABN AMRO Group N.V. (Banks)	571

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Netherlands (continued)

2,862	Adyen N.V. (IT Services) (a)(b)	$2,245

202,329	AEGON N.V. (Insurance)	972

72,503	Airbus Group N.V. (Aerospace & Defense)	9,608

172,930	Akzo Nobel N.V. (Chemicals)	15,360

5,166	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	971

10,592	Euronext N.V. (Capital Markets)	672

1,312,023	ING Groep N.V. (Banks)	15,896

270,582	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	859

263,562	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	7,016

31,740	Koninklijke DSM N.V. (Chemicals)	3,462

16,856	NN Group N.V. (Insurance)	701

17,896	Randstad Holding N.V. (Professional Services)^	874

322,305	Unilever N.V. (Personal Products)	18,788

41,844	Wolters Kluwer N.V. (Professional Services)	2,850

		80,845

	New Zealand — 0.07%

81,756	A2 Milk Co. Ltd. (Food Products) (a)	799

30,769	Auckland International Airport Ltd. (Transportation Infrastructure)	171

60,243	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	172

117,092	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	303

		1,445

	Norway — 0.82%

24,396	Aker BP ASA (Oil, Gas & Consumable Fuels)	870

115,156	DNB ASA (Banks)	2,122

169,954	DNO International ASA (Oil, Gas & Consumable Fuels)	378

165,711	Equinor ASA (Oil, Gas & Consumable Fuels)	3,634

25,566	Gjensidige Forsikring ASA (Insurance) ^	442

124,369	Marine Harvest ASA (Food Products)	2,780

350,156	Norsk Hydro ASA (Metals & Mining)	1,425

16,472	Salmar ASA (Food Products)	791

277,862	Telenor ASA (Diversified Telecommunication Services)	5,565

		18,007

	Portugal — 0.13%

413,744	EDP - Energias de Portugal SA (Electric Utilities)	1,628

78,063	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	1,152

		2,780

	Russia — 0.13%

132,687	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	2,802

	Singapore — 1.18%

738,700	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,589

760,809	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	1,090

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Singapore (continued)

756,700	CapitaMall Trust (Equity Real Estate Investment Trusts)	$1,330

409,000	China Sunsine Chemical Holdings Ltd. (Chemicals)	342

1,151,600	ComfortDelGro Corp. Ltd. (Road & Rail)	2,189

352,400	DBS Group Holdings Ltd. (Banks)	6,581

118,900	Singapore Exchange Ltd. (Capital Markets)	643

639,147	Singapore Press Holdings Ltd. (Media)	1,139

627,400	Singapore Tech Engineering (Aerospace & Defense)	1,735

2,268,410	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	5,067

682,280	Suntec REIT (Equity Real Estate Investment Trusts)	983

3,002,000	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	3,334

		26,022

	South Korea — 0.87%

192,950	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	7,611

11,957	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	1,892

44,071	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	9,761

		19,264

	Spain — 1.71%

39,005	Amadeus IT Holding SA, A Shares (IT Services)	3,126

640,660	Banco Bilbao Vizcaya Argentaria SA (Banks)	3,660

400,933	Banco de Sabadell SA (Banks)	400

1,195,772	Banco Santander SA (Banks)	5,551

1,393,787	CaixaBank SA (Banks)	4,358

27,313	CIE Automotive SA (Auto Components)	735

98,542	Corporacion Mapfre (Insurance)	272

48,572	Enagas (Oil, Gas & Consumable Fuels)	1,414

35,568	Endesa (Electric Utilities)	908

640,103	Iberdrola SA (Electric Utilities)	5,619

67,488	Industria de Diseno Textil SA (Specialty Retail)	1,984

46,551	Red Electrica Corp. (Electric Utilities)	992

280,119	Repsol YPF SA (Oil, Gas & Consumable Fuels)	4,792

476,571	Telefonica SA (Diversified Telecommunication Services)	3,992

		37,803

	Sweden — 1.63%

67,912	Atlas Copco AB, A Shares (Machinery)	1,827

107,978	Boliden AB (Metals & Mining)	3,078

95,372	Electrolux AB, B Shares (Household Durables)	2,456

19,360	Granges AB (Metals & Mining)	200

350,105	Hennes & Mauritz AB, B Shares (Specialty Retail)^	5,842

24,004	Kinnevik AB (Diversified Financial Services)	623

27,128	Micronic Mydata AB (Electronic Equipment, Instruments & Components)	387

23,411	Sandvik AB (Machinery)	381

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Sweden (continued)

242,632	Skandinaviska Enskilda Banken AB, Class – A (Banks)	$2,102

134,838	Skanska AB, B Shares (Construction & Engineering) ^	2,453

166,491	SKF AB, B Shares (Machinery) ^	2,771

226,043	Svenska Handelsbanken AB, A Shares (Banks)	2,387

133,277	Swedbank AB, A Shares (Banks) ^	1,884

70,071	Swedish Match AB (Tobacco)	3,576

99,446	Tele2 AB, B Shares (Wireless Telecommunication Services)	1,327

563,625	TeliaSonera AB (Diversified Telecommunication Services)	2,541

129,092	Volvo AB, B Shares (Machinery)	2,003

		35,838

	Switzerland — 8.37%

1,268,686	ABB Ltd., Registered Shares (Electrical Equipment)	23,850

49,930	Adecco SA, Registered Shares (Professional Services)	2,667

1,796,626	Aryzta AG (Food Products) (a)	2,464

5,748	Baloise Holding AG, Registered Shares (Insurance)	950

47,414	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	3,460

10,086	Dufry AG (Specialty Retail)	1,061

2,578	EMS-Chemie Holding AG, Registered Shares (Chemicals)	1,400

47,230	Ferguson PLC (Trading Companies & Distributors)	3,008

782	Georg Fischer AG (Machinery)	713

1,115	Givaudan SA (Chemicals)	2,854

39,900	Idorsia Ltd. (Biotechnology) (a)(b)	704

16,641	Julius Baer Group Ltd. (Capital Markets)	673

17,166	Kuehne & Nagel International Ltd. (Marine)	2,356

154,293	LafargeHolcim Ltd., Registered Shares (Construction Materials)	7,631

11,124	Lonza Group AG (Life Sciences Tools & Services)	3,454

135,333	Nestle SA (Food Products)	12,907

469,119	Novartis AG, Registered Shares (Pharmaceuticals)	45,104

2,768	Pargesa Holding SA (Diversified Financial Services)	217

2,489	Partners Group Holding AG (Capital Markets)	1,811

155,376	Roche Holding AG (Pharmaceuticals)	42,825

1,694	SGS SA, Registered Shares (Professional Services)	4,220

9,013	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)	1,787

4,027	Swiss Life Holding AG (Insurance)	1,775

12,084	Swiss Prime Site AG (Real Estate Management & Development)	1,059

36,303	Swiss Re AG (Insurance)	3,549

4,132	Swisscom AG (Diversified Telecommunication Services) ^	2,022

10,824	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	599

302,086	UBS Group AG (Capital Markets)	3,667

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Switzerland (continued)

17,902	Zurich Financial Services AG (Insurance)	$5,928

		184,715

	United Kingdom — 19.15%

20,268	Admiral Group PLC (Insurance)	573

52,300	Anglo American PLC (Metals & Mining)	1,399

42,759	Aon PLC (Insurance)	7,299

48,442	Ashtead Group PLC (Trading Companies & Distributors)	1,171

76,008	Associated British Foods PLC (Food Products)	2,416

136,143	AstraZeneca PLC (Pharmaceuticals)	10,865

155,903	Auto Trader Group PLC (Interactive Media & Services)	1,060

22,793	Aveva Group PLC (Software)	958

1,920,067	Aviva PLC (Insurance)	10,323

68,128	Babcock International Group PLC (Commercial Services & Supplies)	438

752,503	BAE Systems PLC (Aerospace & Defense)	4,729

1,378,420	Balfour Beatty PLC (Construction & Engineering)	4,709

5,801,616	Barclays PLC (Banks)	11,684

252,570	Barratt Developments PLC (Household Durables)	1,973

4,246,735	BP PLC (Oil, Gas & Consumable Fuels)	30,831

846,326	British American Tobacco PLC (Tobacco)	35,299

124,514	British Land Co. PLC (Equity Real Estate Investment Trusts)	956

83,311	Britvic PLC (Beverages)	1,034

1,006,235	BT Group PLC (Diversified Telecommunication Services)	2,923

47,136	Burberry Group PLC (Textiles, Apparel & Luxury Goods)	1,201

82,752	Carnival PLC (Hotels, Restaurants & Leisure)	4,089

654,841	Centrica PLC (Multi-Utilities)	975

596,103	Cineworld Group PLC (Entertainment)	2,273

4,479,300	Cobham PLC (Aerospace & Defense) (a)	6,441

55,272	ConvaTec Group PLC (Health Care Equipment & Supplies) (b)	102

128,248	Direct Line Insurance Group PLC (Insurance)	590

41,743	Dunelm Group PLC (Specialty Retail)	473

377,893	G4S PLC (Commercial Services & Supplies)	904

9,127	Games Workshop Group PLC (Leisure Products)	374

980,504	GlaxoSmithKline PLC (Pharmaceuticals)	20,367

102,755	Hammerson PLC (Equity Real Estate Investment Trusts)	450

103,120	Hargreaves Lansdown PLC (Capital Markets)	2,505

206,584	Howden Joinery Group PLC (Trading Companies & Distributors)	1,307

1,907,851	HSBC Holdings PLC (Banks)	15,499

381,684	Imperial Tobacco Group PLC (Tobacco)	13,054

271,450	International Consolidated Airlines Group SA (Airlines)	1,808

41,474	Investec PLC (Capital Markets)	239

906,817	ITV PLC (Media)	1,502

217,251	J Sainsbury PLC (Food & Staples Retailing)	667

161,741	John Wood Group PLC (Energy Equipment & Services)	1,069

97,716	Johnson Matthey PLC (Chemicals)	4,006

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United Kingdom (continued)

45,126	Kazakhmys PLC (Metals & Mining)	$384

493,585	Kingfisher PLC (Specialty Retail)	1,513

93,214	Land Securities Group PLC (Equity Real Estate Investment Trusts)	1,109

528,460	Legal & General Group PLC (Insurance)	1,896

175,890	Linde PLC (Chemicals)	30,966

16,649,603	Lloyds Banking Group PLC (Banks)	13,487

63,376	London Stock Exchange Group (Capital Markets)	3,919

394,884	Marks & Spencer Group PLC (Multiline Retail)	1,433

287,470	Micro Focus International PLC (Software)	7,473

11,192	Mondi PLC (Paper & Forest Products)	248

572,794	National Grid PLC (Multi-Utilities)	6,357

35,773	Next PLC (Multiline Retail)	2,599

83,244	Persimmon PLC (Household Durables)	2,353

714,774	Prudential PLC (Insurance)	14,326

160,905	RELX PLC (Professional Services)	3,443

433,715	Rentokil Initial PLC (Commercial Services & Supplies)	1,998

352,648	Rio Tinto PLC (Metals & Mining)	20,493

846,308	Rolls-Royce Holdings PLC (Aerospace & Defense)	9,965

1,070,652	Royal Bank of Scotland Group PLC (Banks)	3,447

614,981	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	19,323

792,188	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	25,032

231,918	Royal Mail PLC (Air Freight & Logistics)	721

29,438	Severn Trent PLC (Water Utilities)	758

799,801	SSE PLC (Electric Utilities)	12,372

139,428	SSP Group PLC (Hotels, Restaurants & Leisure)	1,258

30,928	St. James Place PLC (Capital Markets)	414

159,964	Standard Life Aberdeen PLC (Diversified Financial Services)	550

261,640	Tate & Lyle PLC (Food Products)	2,475

856,457	Taylor Wimpey PLC (Household Durables)	1,959

85,432	United Utilities Group PLC (Water Utilities)	907

7,853,903	Vodafone Group PLC (Wireless Telecommunication Services)	14,309

14,224	WH Smith PLC (Specialty Retail)	393

23,200	Willis Towers Watson PLC (Insurance)	4,075

		422,490

	United States — 0.50%

2,076	Alphabet, Inc., Class – A (Interactive Media & Services) (a)	2,443

2,089	Alphabet, Inc., Class – C (Interactive Media & Services) (a)	2,451

2,070	Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	3,686

32,240	Intercontinental Exchange Group, Inc. (Capital Markets)	2,455

		11,035

	Total Common Stocks	1,971,082

	Preferred Stocks — 1.13%

	Brazil — 0.24%

751,480	Petroleo Brasileiro SA — Preferred (Oil, Gas & Consumable Fuels)	5,342

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Preferred Stocks (continued)

	Germany — 0.89%

7,957	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	$524

22,159	Porsche Automobil Holding SE — Preferred (Automobiles)	1,390

112,740	Volkswagen AG — Preferred (Automobiles)	17,772

		19,686

	Total Preferred Stocks	25,028

	Investment Companies — 7.80%

150,415	Aberdeen Japan Investment Trust PLC	1,030

95,437	Aberforth Smaller Companies Trust PLC	1,558

1,437,497	Baillie Gifford UK Growth Fund PLC	3,315

219,906	Biotech Growth Trust PLC (The)	2,108

130,532	BlackRock Enhanced Global Dividend Trust	1,397

229,052	BlackRock International Growth Fund	1,274

432,568	BlackRock World Mining Trust PLC	2,070

633,938	Dreyfus Treasury Securities Cash Management, Institutional Shares, 2.27% (c)	634

594,430	Dunedin Income Growth Investment Trust PLC	1,998

363,425	Edinburgh Dragon Trust PLC	1,817

385,010	Edinburgh Investment Trust PLC	3,232

1,412,124	European Assets Trust PLC	1,830

423,291	European Investment Trust PLC	4,391

6,458,810	Federated Treasury Obligations Fund, Institutional Shares, 2.29% ^^(c)	6,459

1,871,855	Fidelity European Values PLC	5,420

47,931	First Trust Dynamic Europe Equity Income Fund	687

213,000	Henderson European Focus Trust PLC	3,133

131,745	Henderson EuroTrust PLC	1,829

523,391	Japan Smaller Capitalization Fund, Inc.	4,590

549,232	JPMorgan European Investment Trust PLC - Growth	1,897

763,689	JPMorgan European Smaller Companies Trust PLC	3,471

639,097	JPMorgan Japan Smaller Companies Investment Trust, Ordinary Shares	3,143

1,007,201	JPMorgan Japanese Investment Trust PLC	5,231

359,487	Martin Currie Asia Unconstrained Trust PLC	1,792

418,132	Mercantile Investment Trust PLC	1,098

58,745	Mexico Fund, Inc. (The)	813

85,339	Morgan Stanley China Fund, Inc.	1,992

522,090	Neuberger Berman MLP Income Fund, Inc.	4,156

160,196	New Germany Fund, Inc. (The)	2,238

779,273	Oakley Capital Investments Ltd.	2,014

849,096	Perpetual Income & Growth Investment Trust	3,582

73,433	Pershing Square Holdings Fund Ltd.	1,266

953,658	PM Capital Global Opportunities Fund Ltd.	770

872,330	Polar Capital Global Financials Trust PLC	1,435

131,314	River & Mercantile UK Micro Cap Investment Co. Ltd.	282

115,132	Riverstone Energy Ltd.	1,408

866,629	Schroder Japan Growth Fund PLC	2,055

Shares	Security Description	Value (000)

	Investment Companies (continued)

1,090,237	State Street Institutional U.S. Government Money Market Fund, Administrative Class, 2.13% (c)	$1,090

74,374,628	State Street Institutional Treasury Plus Money Market Fund, Premier Class, 2.30% (c)	74,375

16,018	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.30% (c)	16

68,042	Tekla Healthcare Investors Fund	1,398

92,284	Templeton Emerging Markets Investment Trust PLC	921

203,642	TR European Growth Trust PLC	2,213

270,000	Vietnam Enterprise Investments Ltd.	1,510

99,290	Voya Infrastructure Industrials and Materials Fund	1,251

1,671,382	Woodford Patient Capital Trust PLC	1,726

	Total Investment Companies	171,915

Principal Amount (000)

	Repurchase Agreement — 1.05%

$23,078	Jefferies LLC, 2.60%, 4/1/19 (Purchased on 3/29/19, proceeds at maturity $23,082,570 collateralized by U.S. Treasury Obligations, 2.40% - 2.97%, 8/15/19 - 2/15/47 fair value $23,539,121) ^^	23,078

	Total Repurchase Agreement	23,078

	Total Investments (cost $2,092,168) — 99.36%	2,191,103
	Other assets in excess of liabilities — 0.64%	14,019

	Net Assets — 100.00%	$2,205,122

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019, was $31,926 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	The rate disclosed is the rate in effect on March 31, 2019.

ADR — American Depositary Receipt
FDR — Fiduciary Depositary Receipt
REIT — Real Estate Investment Trust

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2019.

The Institutional International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Causeway Capital Management LLC	City of London Investment Management Company, Ltd.	Lazard Asset Management LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	9.72%	48.34%	19.24%	—	12.08%	—	—	89.38%
Preferred Stocks	0.24%	0.08%	0.81%	—	—	—	—	1.13%
Investment Companies	0.03%	0.26%	—	4.10%	0.08%	3.33%	0.00%	7.80%
Repurchase Agreement	0.12%	0.84%	—	—	0.09%	—	—	1.05%
Other Assets (Liabilities)	0.09%	-0.29%	0.66%	0.01%	-0.03%	0.20%	0.00%	0.64%

Total Net Assets	10.20%	49.23%	20.71%	4.11%	12.22%	3.53%	0.00%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index Future	812	6/21/19	$75,776	$1,778

			$75,776	$1,778

		Total Unrealized Appreciation		$1,778
		Total Unrealized Depreciation		—

		Total Net Unrealized Appreciation/(Depreciation)		$1,778

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 95.62%

	Argentina — 0.17%

105,800	Grupo Financiero Galicia SA, ADR (Banks)	$2,700

	Bermuda — 0.41%

10,633,733	Beijing Enterprises Water Group Ltd. (Water Utilities)	6,578

	Brazil — 6.05%

1,571,900	Ambev SA (Beverages)	6,758

95,600	B2W CIA Digital (Internet & Direct Marketing Retail) (a)	1,025

71,200	B3 SA (Capital Markets)	580

709,100	Banco Bradesco SA (Banks)	6,774

1,006,000	Banco do Brasil SA (Banks)	12,458

1,061,150	BB Seguridade Participacoes SA (Insurance)	7,129

1,020,600	BRF SA (Food Products) (a)	5,872

69,300	Centrais Electricas Brasileiras SA (Electric Utilities) (a)	646

79,400	Cielo SA (IT Services)	192

550,700	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	2,279

137,400	Embraer SA (Aerospace & Defense)	651

686,500	Itau Unibanco Holding SA (Banks)	5,999

57,600	JBS SA (Food Products)	237

1,001,000	Klabin SA (Containers & Packaging)	4,342

53,300	Localiza Rent A Car SA (Road & Rail)	445

173,400	Lojas Renner SA (Multiline Retail)	1,929

38,000	Magazine Luiza SA (Multiline Retail)	1,667

747,500	Natura Cosmeticos SA (Personal Products)	8,587

830,600	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	6,579

354,300	Raia Drogasil SA (Food & Staples Retailing)	5,885

581,900	Rumo SA (Road & Rail) (a)	2,827

96,500	Suzano Papel e Celulose SA (Paper & Forest Products)	1,141

940,100	Tim Participacoes SA (Wireless Telecommunication Services)	2,853

688,700	Vale SA (Metals & Mining)	8,996

196,900	WEG SA (Machinery)	905

		96,756

	Cayman Islands — 0.50%

40,500	Ctrip.com International, ADR (Internet & Direct Marketing Retail) (a)	1,769

2,073,000	Geely Automobile Holdings Ltd. (Automobiles)	3,979

144,000	Greentown China Holdings Ltd. (Real Estate Management & Development)	144

62,000	Kingsoft Corp. Ltd. (Software)	158

22,000	New Oriental Education & Technology Group, Inc., ADR (Diversified Consumer Services) (a)	1,982

		8,032

	Chile — 1.37%

965,663	Antofagasta PLC (Metals & Mining)	12,147

16,449	Banco de Credito e Inversiones SA (Banks)	1,052

1,022,816	Empresas CMPC SA (Paper & Forest Products)	3,610

9,436,244	Enersis Chile SA (Electric Utilities)	989

13,750,484	Enersis SA (Electric Utilities)	2,447

77,887	LATAM Airlines Group SA (Airlines)	829

104,319	S.A.C.I. Falabella (Multiline Retail)	776

		21,850

Shares	Security Description	Value (000)

	Common Stocks (continued)

	China — 24.97%

263,765	360 Security Technology, Inc. (Software)	$1,014

24,100	58.com, Inc., ADR (Interactive Media & Services) (a)	1,583

12,829,000	Agricultural Bank of China Ltd., H Shares (Banks)	5,931

118,000	Air China Ltd. (Airlines)	145

342,670	Alibaba Group Holding Ltd., ADR (Internet & Direct Marketing Retail) (a)	62,521

314,000	Aluminum Corporation of China Ltd., H Shares (Metals & Mining) (a)	116

8,900	Autohome, Inc., ADR (Interactive Media & Services) (a)	936

97,600	Avic Shenyang Aircraft Co. Ltd. (Aerospace & Defense) (a)	475

186,000	BAIC Motor Corp. Ltd. (Automobiles) (b)	122

79,478	Baidu, Inc., ADR (Interactive Media & Services) (a)	13,102

18,657,100	Bank of China Ltd., H Shares (Banks)	8,479

5,579,000	Bank of Communications Co. Ltd., H Shares (Banks)	4,577

3,400	Baozun, Inc., ADR (Internet & Direct Marketing Retail) ^(a)	141

152,400	Beijing Shiji Information Technology Co. Ltd. (Software)	738

122,000	Brilliance China Automotive Holdings Ltd. (Automobiles)	121

109,053	BYD Co. Ltd. (Automobiles)	867

194,500	BYD Electronic International Co. Ltd. (Communications Equipment) ^	252

4,230,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	3,780

1,259,000	China Conch Venture Holdings Ltd. (Machinery)	4,508

24,794,350	China Construction Bank Corp., H Shares (Banks)	21,284

1,641,000	China Everbright Bank Co. Ltd., H Shares (Banks)	777

1,142,337	China Evergrande Group (Real Estate Management & Development) ^	3,805

4,348,000	China Life Insurance Co. Ltd., H Shares (Insurance)	11,723

22,400	China Literature Ltd. (Media) ^(a)	105

27,000	China Merchants Bank Co. Ltd. (Banks)	136

1,427,000	China Merchants Bank Co. Ltd., H Shares (Banks)	6,952

1,434,000	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	3,058

146,324	China Mobile Ltd., ADR (Wireless Telecommunication Services)	7,461

1,542,500	China Mobile Ltd. (Wireless Telecommunication Services)	15,741

197,450	China Northern Rare Earth Group High-Tech Co. Ltd. (Metals & Mining)	327

805,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	639

1,254,000	China Resources Cement Holdings Ltd. (Construction Materials)	1,299

998,000	China Resources Land Ltd. (Real Estate Management & Development)	4,485

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	China (continued)

1,818,143	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	$2,735

1,315,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	3,002

162,000	China Southern Airlines Co. Ltd., H Shares (Airlines)	145

823,000	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)	3,464

1,444,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	836

192,000	Cifi Holdings Group Co. Ltd. (Real Estate Management & Development)	146

3,170,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	5,905

177,000	Cosco Shipping Holdings Co. Ltd. (Marine) (a)	139

3,599,000	Country Garden Holdings Co. Ltd. (Real Estate Management & Development)	5,636

413,678	Country Garden Services Holdings Co. Ltd., Series S (Commercial Services & Supplies)	772

812,500	ENN Energy Holdings Ltd. (Gas Utilities)	7,864

133,400	Focus Media Information Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	124

18,200	Foshan Haitian Flavouring & Food Co. Ltd. (Food Products)	234

142,000	Future Land Development Holdings Ltd. (Real Estate Management & Development)	176

2,301,200	Fuyao Glass Industry Group Co. Ltd. (Auto Components)	7,739

18,700	GDS Holdings Ltd., ADR (IT Services) (a)	667

78,000	Genscript Biotech Corp. (Life Sciences Tools & Services) ^(a)	148

164,500	Great Wall Motor Co. Ltd., H Shares (Automobiles) ^	124

19,100	Gree Electric Appliances, Inc. of Zhuhai (Household Durables)	134

1,870,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	2,213

100,900	Iflytek Co. Ltd. (Software)	544

23,499,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	17,258

11,100	iQiyi, Inc., ADR (Entertainment) ^(a)	266

140,900	JD.com, Inc., ADR (Internet & Direct Marketing Retail) (a)	4,248

1,516,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	2,145

230,703	Jiangsu Hengrui Medicine Co. Ltd. (Pharmaceuticals)	2,241

376,000	Kaisa Group Holdings Ltd. (Real Estate Management & Development)	171

572,000	Kingdee International Software Group Co. Ltd. (Software)	664

203,210	Luxshare Precision Industry Co. Ltd. (Electrical Equipment)	746

181,800	Meinian Onehealth Healthcare Holdings Co. Ltd. (Health Care Providers & Services)	503

352,500	Meitu, Inc. (Technology Hardware, Storage & Peripherals) ^(a)(b)	166

Shares	Security Description	Value (000)

	Common Stocks (continued)

	China (continued)

29,200	Meituan Dianping (Internet & Direct Marketing Retail) ^(a)	$197

578,421	Midea Group Co. Ltd., Class - A (Household Durables)	4,193

34,300	Momo, Inc., ADR (Interactive Media & Services) (a)	1,312

8,139	NetEase, Inc., ADR (Entertainment)	1,964

5,300	Noah Holdings Ltd., ADR (Capital Markets) (a)	257

77,290	O-FILM Tech Co. Ltd. (Electronic Equipment, Instruments & Components)	163

42,100	Perfect World Co. Ltd. (Entertainment)	199

18,140,000	PetroChina, H Shares (Oil, Gas & Consumable Fuels)	11,876

8,621	Pinduoduo, Inc., ADR (Internet & Direct Marketing Retail) (a)	214

1,890,500	Ping An Insurance (Group) Company of China Ltd. (Insurance)	21,284

125,800	Rongsheng Petro Chemical Co. Ltd. (Chemicals)	236

5,358,000	Semiconductor Manufacturing International Corp. (Semiconductors & Semiconductor Equipment) ^(a)	5,430

981,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	2,312

2,733,100	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	5,958

873,000	Shimao Property Holdings Ltd. (Real Estate Management & Development)	2,736

1,147,500	SOHO China Ltd. (Real Estate Management & Development)	483

23,800	Spring Airlines Co. Ltd. (Airlines)	144

110,000	Sunac China Holdings Ltd. (Real Estate Management & Development)	549

52,900	Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	634

76,200	TAL Education Group, ADR (Diversified Consumer Services) (a)	2,749

1,586,150	Tencent Holdings Ltd. (Interactive Media & Services)	72,945

15,400	Tencent Music Entertainment Group, ADR (Entertainment) ^(a)	279

126,381	Tianqi Lithium Corp. (Chemicals)	661

56,563	Vipshop Holdings Ltd., ADR (Internet & Direct Marketing Retail) (a)	454

8,500	Weibo Corp., ADR (Interactive Media & Services) (a)	527

145,600	Weifu High Technology Group Co. Ltd. (Auto Components)	311

26,500	Wuxi Biologics Cayman, Inc. (Life Sciences Tools & Services) (a)(b)	258

170,000	Xiaomi Corp. (Technology Hardware, Storage & Peripherals) (a)(b)	248

39,000	Yihai International Holdings (Food Products)	174

29,800	Yonyou Network Technology Co. Ltd. (Software)	150

8,800	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (Pharmaceuticals)	150

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	China (continued)

1,094,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	$1,256

63,500	Zhongsheng Group Holdings Ltd. (Specialty Retail)	158

50,300	ZTE Corp. (Communications Equipment) (a)	217

12,800	Zto Express Cayman, Inc., ADR (Air Freight & Logistics)	234

		399,267

	Colombia — 0.33%

4,891,836	Ecopetrol SA (Oil, Gas & Consumable Fuels)	5,243

	Czech Republic — 0.05%

225,688	Moneta Money Bank A/S (Banks) (b)	780

	Egypt — 0.16%

658,531	Commercial International Bank Egypt SAE (Banks)	2,599

	Greece — 0.45%

533,498	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)	7,144

	Hong Kong — 3.32%

1,873,200	AIA Group Ltd. (Insurance)	18,733

144,000	China Ding Yi Feng Holdings Ltd. (Capital Markets) ^(a)	424

6,338,182	China Everbright International Ltd. (Commercial Services & Supplies)	6,456

2,062,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	7,848

72,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	134

4,672,000	Dali Foods Group Co. Ltd. (Food Products)	3,489

1,172,000	Far East Horizon Ltd. (Diversified Financial Services)	1,242

2,368,000	Franshion Properties China Ltd. (Real Estate Management & Development)	1,548

62,400	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)	135

679,500	Hengan International Group Co. Ltd. (Personal Products)	5,957

14,200	Hutchison China Meditech Ltd., ADR (Pharmaceuticals) (a)	434

117,000	KWG Group Holdings Ltd. (Real Estate Management & Development)	142

1,579,200	Samsonite International SA (Textiles, Apparel & Luxury Goods)	5,074

150,000	Sino Biopharmaceutiical Ltd. (Pharmaceuticals)	137

678,000	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	298

4,500,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	1,085

		53,136

	Hungary — 0.74%

228,298	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	2,620

107,086	OTP Bank Nyrt PLC (Banks)	4,724

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Hungary (continued)

239,582	Richter Gedeon Nyrt (Pharmaceuticals)	$4,529

		11,873

	India — 9.98%

1,029,354	Adani Ports and Special Economic Zone Ltd. (Transportation Infrastructure)	5,617

319,100	Ambuja Cements Ltd. (Construction Materials)	1,084

346,438	Aurobindo Pharma Ltd. (Pharmaceuticals)	3,922

94,437	Avenue Supermarts Ltd. (Food & Staples Retailing) (a)	2,004

387,549	Axis Bank Ltd. (Banks) (a)	4,343

74,400	Bajaj Auto Ltd. (Automobiles)	3,126

43,704	Bajaj Finance Ltd. (Consumer Finance)	1,907

8,504	Bajaj Finserv Ltd. (Insurance)	864

243,767	Bharat Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	1,402

11,337	Britannia Industries Ltd. (Food Products)	505

8,842,285	Chennai Super Kings Cricket Ltd. (Entertainment) (a)	—

1,515,707	Coal India Ltd. (Oil, Gas & Consumable Fuels)	5,189

217,802	Dr. Reddy’s Laboratories Ltd., ADR (Pharmaceuticals)	8,821

1,202	Eicher Motors Ltd. (Automobiles)	356

239,866	GAIL India Ltd. (Gas Utilities)	1,205

66,845	HCL Technologies Ltd. (IT Services)	1,050

125,663	Hero MotoCorp Ltd. (Automobiles)	4,631

850,722	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	24,165

1,842,266	ICICI Bank Ltd. (Banks)	10,644

199,108	ICICI Bank Ltd., ADR (Banks)	2,282

495,212	Indiabulls Housing Finance Ltd. (Thrifts & Mortgage Finance)	6,127

389,156	Infosys Ltd. (IT Services)	4,177

1,317,147	ITC Ltd. (Tobacco)	5,650

837,768	NTPC Ltd. (Independent Power and Renewable Electricity Producers)	1,628

286,281	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	660

19,352	Pidilite Industries Ltd. (Chemicals)	348

546,399	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	10,754

136,393	Rural Electrification Corp. Ltd. (Diversified Financial Services)	301

612,770	Sesa Sterlite Ltd. (Metals & Mining)	1,633

5,607	Shree Cement Ltd. (Construction Materials)	1,511

2,256,958	State Bank of India (Banks) (a)	10,440

664,298	Tata Consultancy Services Ltd. (IT Services)	19,201

493,600	Tata Power Co. Ltd. (Electric Utilities)	526

499,758	Tata Steel Ltd. (Metals & Mining)	3,757

19,873	Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	328

41,901	Ultra Tech Cement Ltd. (Construction Materials)	2,420

222,144	United Spirits Ltd. (Beverages) (a)	1,775

1,447,333	Wipro Ltd. (IT Services)	5,327

		159,680

	Indonesia — 2.25%

687,800	Indah Kiat Pulp & Paper TBK (Paper & Forest Products)	416

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Indonesia (continued)

518,400	Pabrik Kertas Tjiwi (Paper & Forest Products)	$402

1,627,800	PT Astra International Tbk (Automobiles)	836

2,410,300	PT Bank Central Asia Tbk (Banks)	4,705

16,210,000	PT Bank Rakyat Indonesia Persero Tbk (Banks)	4,708

2,244,400	PT Charoen Pokphand Indonesia Tbk (Food Products)	1,010

436,600	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	673

2,506,800	PT Indofood Sukses Makmur Tbk (Food Products)	1,123

70,576,700	PT Kalbe Farma Tbk (Pharmaceuticals)	7,535

3,254,500	PT Perusahaan Gas Negara Tbk (Gas Utilities)	539

913,200	PT Semen Gresik (Persero) Tbk (Construction Materials)	897

40,986,350	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	11,333

967,300	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	1,842

		36,019

	Japan — 0.52%

85,700	SoftBank Group Corp. (Wireless Telecommunication Services)	8,355

	Malaysia — 1.59%

741,500	AMMB Holdings Berhad (Banks)	830

2,624,600	Dialog Group Berhad (Energy Equipment & Services)	2,039

281,400	Hartalega Holdings Berhad (Health Care Equipment & Supplies)	320

1,213,100	IHH Healthcare Berhad (Health Care Providers & Services)	1,719

2,304,300	IOI Corp. Berhad (Food Products)	2,520

1,648,214	Malayan Banking Berhad (Banks)	3,748

741,400	Maxis Berhad (Wireless Telecommunication Services)	975

2,366,800	Press Metal Aluminum Holdings (Metals & Mining)	2,622

704,100	Public Bank Berhad (Banks)	3,999

1,466,600	Ql Resources BHD (Food Products)	2,475

1,695,900	Sime Darby Berhad (Industrial Conglomerates)	928

1,695,900	Sime Darby Plantation Berhad (Food Products)	2,088

1,695,900	Sime Darby Property Berhad (Real Estate Management & Development)	462

310,700	Top Glove Corp. BHD (Health Care Equipment & Supplies)	352

1,566,312	YTL Corp. Berhad (Multi-Utilities)	407

		25,484

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Mexico — 2.54%

5,161,500	America Movil SAB de CV (Wireless Telecommunication Services)	$3,689

3,680,100	CEMEX SAB de CV (Construction Materials) (a)	1,718

415,300	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	2,745

1,141,900	Fibra Uno Amdinistracion SA (Equity Real Estate Investment Trusts)	1,574

91,100	Fomento Economico Mexicano SAB de CV, ADR (Beverages)	8,407

204,305	Grupo Aeroportuario del Sureste SAB de CV, Class - B (Transportation Infrastructure)	3,302

363,500	Grupo Bimbo SAB de CV, Series A (Food Products)	758

802,500	Grupo Financiero Banorte SAB de CV (Banks)	4,361

1,725,445	Grupo Mexico SAB de CV, Series B (Metals & Mining)	4,725

255,700	Grupo Televisa SAB de CV (Media)	565

2,493,600	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	4,222

1,875,325	Mexichem SAB de CV (Chemicals)	4,484

		40,550

	Nigeria — 0.16%

25,053,994	Guaranty Trust Bank PLC (Banks)	2,505

	Peru — 0.80%

166,956	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	2,885

700	Credicorp Ltd. (Banks)	168

40,700	Credicorp Ltd. (Banks)	9,766

		12,819

	Philippines — 1.32%

1,181,140	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	1,327

719,500	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	485

2,027,900	Alliance Global Group, Inc. (Industrial Conglomerates)	625

4,014,700	DMCI Holdings, Inc. (Industrial Conglomerates)	918

4,257,892	Metropolitan Bank & Trust Co. (Banks)	6,486

31,450	PLDT, Inc. (Wireless Telecommunication Services)	690

598,075	SM Investments Corp. (Industrial Conglomerates)	10,651

		21,182

	Poland — 0.81%

15,630	Bank Handlowy w Warszawie SA (Banks)	275

315,783	Bank Pekao SA (Banks)	9,060

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Poland (continued)

4,987	CD Projekt SA (Entertainment) (a)	$260

278,900	Powszechny Zaklad Ubezpieczen SA (Insurance)	2,945

269,900	Telekomunikacja Polska SA (Diversified Telecommunication Services) (a)	361

		12,901

	Qatar — 0.46%

326,075	Ezdan Real Estate Co. QSC (Real Estate Management & Development) (a)	887

136,155	Industries Qatar QSC (Industrial Conglomerates)	4,643

27,712	Qatar National Bank (Banks)	1,374

42,755	The Commercial Bank of Qatar QSC (Banks)	528

		7,432

	Russia — 2.85%

280,855	Gazprom OAO, ADR (Oil, Gas & Consumable Fuels)	1,269

939,810	Gazprom OAO (Oil, Gas & Consumable Fuels)	2,144

80,745	LUKOIL (Oil, Gas & Consumable Fuels)	7,254

78,719	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	7,038

52,193	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	4,680

27,234	Novatek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	4,669

2,308,947	Sberbank (Banks)	7,544

231,938	Sberbank of Russia, ADR (Banks)	3,079

113,164	Severstal, Registered Shares, GDR (Metals & Mining)	1,765

55,190	Tatneft, Class - S (Oil, Gas & Consumable Fuels)	636

3,630,296	The Moscow Exchange (Capital Markets)	5,055

814,600,000	VTB Bank OJSC (Banks)	443

		45,576

	South Africa — 7.01%

50,032	Anglo Platinum Ltd. (Metals & Mining)	2,555

84,699	AngloGold Ashanti Ltd. (Metals & Mining) ^	1,114

69,391	Bid Corp. Ltd. (Food & Staples Retailing)	1,435

544,509	Clicks Group Ltd. (Food & Staples Retailing)	6,953

480,172	Discovery Ltd. (Insurance)	4,567

137,800	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	1,568

1,384,848	FirstRand Ltd. (Diversified Financial Services)	6,065

1,116,666	Growthpoint Properties Ltd. (Equity Real Estate Investment Trusts)	1,891

238,500	Hyprop Investments Ltd. (Equity Real Estate Investment Trusts)	1,165

51,643	Liberty Holdings Ltd. (Insurance)	362

902,400	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	1,681

542,500	MMI Holdings Ltd. (Insurance)	624

240,292	Mondi Ltd. (Paper & Forest Products)	5,332

286,830	MTN Group Ltd. (Wireless Telecommunication Services) ^	1,766

97,944	MultiChoice Group Ltd. (Media) (a)	820

196,434	Naspers Ltd. (Media)	45,789

3,370,906	Redefine Properties Ltd. (Equity Real Estate Investment Trusts)	2,267

255,600	Resilient REIT Ltd. (Equity Real Estate Investment Trusts)	966

366,637	Sasol Ltd. (Chemicals)	11,435

Shares	Security Description	Value (000)

	Common Stocks (continued)

	South Africa (continued)

676,328	Standard Bank Group Ltd. (Banks)	$8,726

281,514	The Foschini Group Ltd. (Specialty Retail)	3,196

374,200	Truworths International Ltd. (Specialty Retail)	1,810

		112,087

	South Korea — 11.52%

21,500	Amorepacific Corp. (Personal Products)	3,579

8,871	Celltrion Healthcare Co. Ltd. (Health Care Providers & Services) (a)	523

18,128	Celltrion, Inc. (Biotechnology) ^(a)	2,899

7,040	Celltrion Pharma, Inc. (Pharmaceuticals) ^(a)	344

13,344	CJ Cheiljedang Corp. (Food Products)	3,800

51,400	Coway Co. Ltd. (Household Durables)	4,280

44,500	Daewoo International Corp. (Trading Companies & Distributors)	698

87,500	Daewoo Securities Co. Ltd. (Capital Markets)	567

64,293	DGB Financial Group, Inc. (Banks)	463

20,870	Dongbu Insurance Co. Ltd. (Insurance)	1,263

30,945	E-Mart Co. Ltd. (Food & Staples Retailing)	4,695

14,654	Fila Korea Ltd. (Textiles, Apparel & Luxury Goods)	1,008

49,700	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	2,315

46,765	Hana Financial Group, Inc. (Banks)	1,502

102,928	Hankook Tire Co. Ltd. (Auto Components)	3,396

589,571	Hanon Systems (Auto Components)	5,906

11,339	HLB, Inc. (Leisure Products) (a)	802

128,937	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)	8,455

55,978	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	2,639

23,571	Hyundai Heavy Industries Co. Ltd. (Machinery) (a)	2,477

29,641	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	991

35,257	Hyundai Mobis Co. Ltd. (Auto Components)	6,484

30,947	Hyundai Motor Co. Ltd. (Automobiles)	3,263

123,200	Industrial Bank of Korea (Banks)	1,526

109,700	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	3,095

135,749	KB Financial Group, Inc. (Banks)	5,023

115,781	Kia Motors Corp. (Automobiles)	3,609

87,202	Korea Electric Power Corp. (Electric Utilities)	2,294

106,000	Korea Life Insurance Co. Ltd. (Insurance)	374

54,564	KT&G Corp. (Tobacco)	4,976

6,700	Kumho Petro Chemical Co. Ltd. (Chemicals)	563

194,900	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)	3,359

630	LG Household & Health Care Ltd. (Personal Products)	787

22,275	Naver Corp. (Interactive Media & Services)	2,438

13,384	NCsoft Corp. (Entertainment)	5,852

88,865	Pan Ocean Co. Ltd. (Marine) (a)	323

6,713	POSCO Chemical Co. Ltd. (Construction Materials)	357

22,383	POSCO (Metals & Mining)	4,999

5,213	Samsung Biologics Co. Ltd. (Life Sciences Tools & Services) ^(a)	1,472

16,220	Samsung Card Co. Ltd. (Consumer Finance)	492

10,104	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	935

974,167	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	38,426

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	South Korea (continued)

54,624	Samsung Engineering Co. Ltd. (Construction & Engineering) (a)	$777

39,736	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	10,538

4,798	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	909

431,944	Shinhan Financial Group Co. Ltd. (Banks)	16,039

10,645	Sillajen, Inc. (Biotechnology) ^(a)	605

26,423	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	4,180

4,528	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	1,003

115,594	SK Telecom Co. Ltd., ADR (Wireless Telecommunication Services)	2,831

2,268	Viromed Co. Ltd. (Biotechnology) (a)	561

284,654	Woori Financial Group, Inc. (Banks) (a)	3,449

		184,141

	Taiwan — 10.59%

74,000	Airtac International Group (Machinery)	962

3,384,672	ASE Technology Holding Co. Ltd., Class - H (Semiconductors & Semiconductor Equipment)	7,425

787,971	Asia Cement Corp. (Construction Materials)	1,027

338,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	2,449

30,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	232

1,187,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	1,618

383,049	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	893

5,034,000	China Development Financial Holding Corp. (Banks)	1,685

1,219,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	4,335

2,939,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	1,829

6,059,803	E.Sun Financial Holding Co. Ltd. (Banks)	4,676

42,000	ECLAT Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	566

589,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	1,421

539,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	644

5,793,996	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	8,662

651,000	Giant Manufacturing Co. Ltd. (Leisure Products)	4,656

140,000	Globalwafers Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,383

279,700	Highwealth Construction Corp. (Real Estate Management & Development)	462

178,000	Hiwin Technologies Corp. (Machinery)	1,508

1,201,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	2,870

1,717,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	1,308

27,000	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	4,049

1,488,554	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	2,170

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Taiwan (continued)

661,962	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	$6,087

3,561,477	Mega Financial Holding Co. Ltd. (Banks)	3,245

58,000	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)	116

423,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	2,724

1,157,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	2,006

99,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	122

490,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,160

3,259,000	President Enterprises Corp. (Food Products)	7,920

2,940,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	5,523

309,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,831

179,280	Ruentex Development Co. Ltd. (Real Estate Management & Development)	271

225,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	592

163,000	Shanghai Commercial & Savings Bank Ltd. (The) (Banks)	258

2,533,200	Standard Foods Corp. (Food Products)	4,261

940,900	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	1,132

211,000	Taimed Biologics, Inc. (Biotechnology) (a)	1,152

1,317,800	Taiwan Cement Corp. (Construction Materials)	1,767

615,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	2,225

7,322,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	58,648

2,163,000	Tatung Co. Ltd. (Household Durables) (a)	1,710

569,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,231

59,000	Walsin Technology Corp. (Electronic Equipment, Instruments & Components)	385

42,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	298

238,000	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment)	114

1,877,155	Wistron Corp. (Technology Hardware, Storage & Peripherals)	1,448

915,400	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	1,196

29,000	Yageo Corp. (Electronic Equipment, Instruments & Components)	306

8,543,000	Yuanta Financial Holding Co. Ltd. (Capital Markets)	4,873

		169,431

	Thailand — 2.65%

275,000	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	1,597

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Thailand (continued)

379,300	Airports of Thailand PCL (Transportation Infrastructure)	$814

12,200	Bangkok Bank Public Co. Ltd. – Foreign Registered Shares (Banks)	80

216,400	Bangkok Bank Public Co. Ltd. – NVDR (Banks)	1,413

946,200	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	484

691,100	Berli Jucker PCL (Food & Staples Retailing)	1,080

3,111,600	BTS Group Holdings PCL (Road & Rail)	1,079

2,982,700	Delta Electronics (Thailand) Public Co. Ltd. (Electronic Equipment, Instruments & Components)	6,676

1,397,000	Delta Electronics Public Co. Ltd. – NVDR (Electronic Equipment, Instruments & Components)	7,219

688,700	Energy Absolute PCL (Oil, Gas & Consumable Fuels)	1,043

136,600	Glow Energy Public Co. Ltd. (Independent Power and Renewable Electricity Producers)	392

415,000	Gulf Energy Development PCL (Independent Power and Renewabl)	1,251

862,300	Kasikornbank Public Co. Ltd. (Banks)	5,102

11,392,200	Krung Thai Bank Public Co. Ltd., Registered Shares (Banks)	6,899

1,177,700	Muangthai Capital PCL (Consumer Finance)	1,637

429,142	PTT Chemical Public Co. Ltd. (Chemicals)	912

634,175	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	2,508

108,400	Robinson PCL (Multiline Retail)	201

411,000	Siam Commercial Bank Public Co. Ltd. – NVDR (Banks)	1,710

98,100	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	215

		42,312

	Turkey — 0.67%

230,178	Aselsan Elektronik Sanayi VE Ticaret A/S (Aerospace & Defense)	883

19,621	Bim Birlesik Magazalar A/S (Food & Staples Retailing)	269

5,336,382	Enka Insaat ve Sanayi A/S (Industrial Conglomerates)	4,410

693,800	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	1,140

1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class - D (Metals & Mining) (a)	—

162,200	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	682

40,398	Turk Hava Yollari Anonim Ortakligi A/S (Airlines) (a)	94

1,484,565	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)	3,229

		10,707

	United Arab Emirates — 0.46%

528,300	Abu Dhabi Commercial Bank PJSC (Banks)	1,365

192,800	DP World Ltd. (Transportation Infrastructure)	3,085

488,800	Dubai Islamic Bank PJSC (Banks)	653

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United Arab Emirates (continued)

542,072	National Bank of Abu Dhabi (Banks)	$2,255

		7,358

	United Kingdom — 0.85%

237,249	Unilever PLC (Personal Products)	13,654

	United States — 0.07%

6,800	Southern Copper Corp. (Metals & Mining)	270

17,200	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	772

		1,042

	Total Common Stocks	1,529,193

	Preferred Stocks — 1.37%

	Brazil — 0.81%

403,500	Banco Bradesco SA – Preferred (Banks)	4,410

670,512	Companhia Energetica de Minas Gerais SA – Preferred, ADR (Electric Utilities)	2,364

600,700	Lojas Americanas SA – Preferred (Multiline Retail)	2,555

267,400	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels)	1,901

118,035	Petroleo Brasileiro SA – Preferred, ADR (Oil, Gas & Consumable Fuels)	1,688

		12,918

	Chile — 0.01%

5,610	Sociedad Quimica y Minera de Chile SA – Preferred, B Shares (Chemicals)	216

	Colombia — 0.04%

1,637,100	Grupo Aval Acciones y Valores SA – Preferred (Banks)	635

	South Korea — 0.51%

5,056	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	309

7,683	Hyundai Motor Co. Ltd. 2nd – Preferred (Automobiles)	517

230,850	Samsung Electronics Co. Ltd. – Preferred (Technology Hardware, Storage & Peripherals)	7,392

		8,218

	Total Preferred Stocks	21,987

Principal Amount (000)

	U.S. Treasury Obligation — 0.11%

$1,835	U.S. Treasury Bill, 2.34%, 6/6/19 (c)(d)	1,827

	Total U.S. Treasury Obligation	1,827

Shares

	Investment Companies — 2.59%

1,174,742	Federated Treasury Obligations Fund, Institutional Shares, 2.29% ^^(e)	1,175

40,292,989	State Street Institutional Treasury Plus Money Market Fund, Premier Class, 2.30% (e)	40,293

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Value (000)

	Investment Companies (continued)

	Total Investment Companies	$41,468

	Repurchase Agreement — 0.26%

$4,197	Jefferies LLC, 2.60%, 4/1/19 (Purchased on 3/29/19, proceeds at maturity $4,198,305 collateralized by U.S. Treasury Obligations, 2.40% – 2.97%, 8/15/19 – 2/15/47 fair value $4,281,343)^^	4,197

	Total Repurchase Agreement	4,197

	Total Investments (cost $1,489,211) — 99.95%	1,598,672

	Other assets in excess of liabilities — 0.05%	808

	Net Assets — 100.00%	$1,599,480

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019, was $13,282 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	Rate disclosed represents effective yield at purchase.

(d)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(e)	The rate disclosed is the rate in effect on March 31, 2019.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2019.

The Emerging Markets Portfolio	Mellon Investments Corporation*	Parametric Portfolio Associates, LLC	RBC Global Asset Management (UK) Limited	HC Capital Solutions	Total

Common Stocks	72.85%	—	22.77%	—	95.62%

Preferred Stocks	1.37%	—	—	—	1.37%

U.S. Treasury Obligation	0.11%	—	—	—	0.11%

Investment Companies	1.71%	0.45%	0.43%	0.00%	2.59%

Repurchase Agreement	0.26%	—	—	—	0.26%

Other Assets (Liabilities)	-0.09%	0.23%	-0.09%	0.00%	0.05%

Total Net Assets	76.21%	0.68%	23.11%	0.00%	100.00%

*	Formerly BNY Mellon Asset Management North America Corporation.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI Emerging Markets Index Future	762	6/21/19	$40,287	$426

			$40,287	$426

		Total Unrealized Appreciation		$426
		Total Unrealized Depreciation		—

		Total Net Unrealized Appreciation/(Depreciation)		$426

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Asset Backed Securities — 0.47%

$25	BMW Vehicle Owner Trust, Series 2016-A, Class A4, Callable 5/25/20 @ 100.00	1.37		12/27/22	$25

50	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4	1.99		7/17/23	50

25	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1	2.00		1/17/23	25

25	CarMax Auto Owner Trust, Series 2017-2, Class A4, Callable 6/15/21 @ 100.00	2.25		9/15/22	25

100	Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5	2.68		6/7/23	99

20	Honda Auto Receivables Owner Trust, Series 2018-1, Class A3, Callable 7/15/21 @ 100.00	2.64		2/15/22	20

25	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A4, Callable 12/15/20 @ 100.00	2.10		9/15/22	25

25	Toyota Auto Receivables Owner Trust, Series 2018-A, Class A4, Callable 12/15/21 @ 100.00	2.52		5/15/23	25

18	World Financial Network Credit Card Master Trust, Series 2016-A, Class A	2.03		4/15/25	18

	Total Asset Backed Securities				312

	Collateralized Mortgage Obligations — 1.48%

40	Bank, Series 2017-BNK8, Class A3	3.23		11/15/50	40

25	Bank, Series 2017-BNK9, Class ASB	3.47		11/15/54	26

25	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.88		2/10/48	25

20	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5	3.14		2/10/48	20

25	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.31		4/10/49	25

25	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62		7/10/47	26

25	Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.18		2/10/48	25

20	Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.35		2/10/48	20

25	Commercial Mortgage Trust, Series 2013-CR8, Class A5	3.61	(a)	6/10/46	26

25	Commercial Mortgage Trust, Series 2014-UBS3, Class A4	3.82		6/10/47	26

25	Commercial Mortgage Trust, Series 2013-CR11, Class B	5.13	(a)	8/10/50	27

10	Fannie Mae-ACES, Series 2015-M8, Class A2	2.90	(a)	1/25/25	10

25	Fannie Mae-ACES, Series 2016-M1, Class A2	2.94	(a)	1/25/26	25

38	Fannie Mae-ACES, Series 2017-M7, Class A2	2.96		2/25/27	38

25	Fannie Mae-ACES, Series 2018-M1, Class A2	2.99	(a)	12/25/27	25

25	Fannie Mae-ACES, Series 2017-M12, Class A2	3.08	(a)	6/25/27	25

30	Fannie Mae-ACES, Series 2014-M9, Class A2	3.10	(a)	7/25/24	31

25	Fannie Mae-ACES, Series 2018-M10, Class A2	3.38	(a)	7/25/28	26

17	Freddie Mac, Series K726, Class A1	2.60		8/25/23	17

25	Freddie Mac Multifamily Structured Pass Through Certificates, Series K082, Class A2	3.92		9/25/28	27

25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class A2	2.31		8/25/22	25

24	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87		12/25/21	24

10	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02		2/25/23	10

30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.06	(a)	7/25/23	31

19	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K716, Class A2	3.13		6/25/21	19

25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K052, Class A2	3.15		11/25/25	26

20	GS Mortgage Securities Trust, Series 2015-GC32, Class A2	3.06		7/10/48	20

25	GS Mortgage Securities Trust, Series 2017-GS5, Class A2	3.22		3/10/50	25

50	GS Mortgage Securities Trust, Series 2018-GS9, Class A4	3.99	(a)	3/10/51	52

25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.64		11/15/47	26

50	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A3	3.14		12/15/49	49

20	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83		10/15/45	21

25	Morgan Stanley BAML Trust, Series 2013-C9, Class AS	3.46		5/15/46	25

25	Morgan Stanley BAML Trust, Series 2014-C19, Class A4	3.53		12/15/47	26

25	Morgan Stanley BAML Trust, Series 2017-C33, Class A5	3.60		5/15/50	26

25	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4	3.06		10/10/48	25

25	UBS Commercial Mortgage Trust, Series 2018-C12, Class A5	4.30		8/15/51	27

6	WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class A1	2.30		6/15/45	6

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Collateralized Mortgage Obligations (continued)

	Total Collateralized Mortgage Obligations			$973

	U.S. Government Agency Mortgages — 22.41%

$32	Fannie Mae, Pool #AS2673	2.00	5/1/29	31

44	Fannie Mae, Pool #AU1660	2.50	7/1/28	43

39	Fannie Mae, Pool #BC9041	2.50	11/1/31	38

21	Fannie Mae, Pool #MA3154	2.50	10/1/32	21

24	Fannie Mae, Pool #BD8046	2.50	9/1/31	24

32	Fannie Mae, Pool #MA1277	2.50	12/1/27	32

22	Fannie Mae, Pool #MA3246	2.50	1/1/33	22

20	Fannie Mae, Pool #MA2789	2.50	10/1/36	20

43	Fannie Mae, Pool #AU6677	2.50	9/1/28	43

22	Fannie Mae, Pool #AS4946	2.50	5/1/30	22

65	Fannie Mae, Pool #AP4742	2.50	8/1/27	65

31	Fannie Mae, Pool #AB7391	2.50	12/1/42	30

26	Fannie Mae, Series 2015-M1, Class A2	2.53	9/25/24	26

22	Fannie Mae, Pool #BD5545	3.00	10/1/46	22

41	Fannie Mae, Pool #AS7908	3.00	9/1/46	41

42	Fannie Mae, Pool #AS8276	3.00	11/1/46	42

25	Fannie Mae, Pool #AS8414	3.00	11/1/46	25

92	Fannie Mae, Pool #AO0752	3.00	4/1/42	92

25	Fannie Mae, Pool #AZ2936	3.00	9/1/45	25

62	Fannie Mae, Pool #AS0302	3.00	8/1/43	62

22	Fannie Mae, Pool #MA3339	3.00	4/1/33	22

30	Fannie Mae, Pool #AS5977	3.00	10/1/30	30

25	Fannie Mae, Pool #MA3631	3.00	4/1/34	25

16	Fannie Mae, Pool #MA2523	3.00	2/1/36	17

53	Fannie Mae, Pool #MA2246	3.00	4/1/30	54

15	Fannie Mae, Pool #MA2416	3.00	10/1/35	16

50	Fannie Mae, Pool #AQ7920	3.00	12/1/42	50

59	Fannie Mae, Pool #AK0006	3.00	1/1/27	60

21	Fannie Mae, Pool #MA2863	3.00	1/1/47	21

21	Fannie Mae, Pool #MA2897	3.00	2/1/37	21

43	Fannie Mae, Pool #AL9865	3.00	2/1/47	43

24	Fannie Mae, Pool #AL9263	3.00	10/1/46	24

23	Fannie Mae, Pool #AL9996	3.00	4/1/32	23

24	Fannie Mae, Pool #MA3377	3.00	5/1/48	24

23	Fannie Mae, Pool #MA3237	3.00	1/1/48	23

87	Fannie Mae, Pool #AS8483	3.00	12/1/46	87

12	Fannie Mae, Pool #AO7628	3.00	6/1/27	12

44	Fannie Mae, Pool #BD5797	3.00	9/1/46	44

21	Fannie Mae, Pool #AS8739	3.00	2/1/37	21

78	Fannie Mae, Pool #AB7099	3.00	11/1/42	78

28	Fannie Mae, Pool #AU3353	3.00	8/1/43	28

21	Fannie Mae, Pool #BH8817	3.00	10/1/47	21

32	Fannie Mae, Pool #AU8932	3.00	11/1/28	33

57	Fannie Mae, Pool #AT0682	3.00	4/1/43	57

44	Fannie Mae, Pool #BD2446	3.00	1/1/47	43

42	Fannie Mae, Pool #BC9681	3.00	6/1/46	42

36	Fannie Mae, Pool #AB2047	3.00	1/1/26	37

42	Fannie Mae, Pool #BC9003	3.00	11/1/46	42

42	Fannie Mae, Pool #BC4764	3.00	10/1/46	42

17	Fannie Mae, Pool #890566	3.00	12/1/43	17

51	Fannie Mae, Pool #AY2961	3.00	5/1/45	51

23	Fannie Mae, Pool #MA1307	3.00	1/1/33	23

22	Fannie Mae, Pool #MA3127	3.00	9/1/37	22

58	Fannie Mae, Pool #AB8897	3.00	4/1/43	58

47	Fannie Mae, Pool #AB5511	3.50	7/1/42	48

93	Fannie Mae, Pool #AB6017	3.50	8/1/42	95

36	Fannie Mae, Pool #AB2052	3.50	1/1/26	37

36	Fannie Mae, Pool #MA2706	3.50	8/1/46	36

49	Fannie Mae, Pool #MA3520	3.50	10/1/48	50

25	Fannie Mae, Pool #MA3494	3.50	10/1/48	25

82	Fannie Mae, Pool #AQ0546	3.50	11/1/42	84

38	Fannie Mae, Pool #AS7491	3.50	7/1/46	38

53	Fannie Mae, Pool #MA2125	3.50	12/1/44	54

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$17	Fannie Mae, Pool #MA2389	3.50	9/1/35	$17

45	Fannie Mae, Pool #MA3182	3.50	11/1/47	46

38	Fannie Mae, Pool #MA1980	3.50	8/1/44	39

24	Fannie Mae, Pool #BJ3716	3.50	12/1/47	25

43	Fannie Mae, Pool #MA3026	3.50	6/1/47	43

21	Fannie Mae, Pool #MA3059	3.50	7/1/37	21

25	Fannie Mae, Pool #MA3614	3.50	3/1/49	25

47	Fannie Mae, Pool #BJ4916	3.50	3/1/48	48

23	Fannie Mae, Pool #MA3305	3.50	3/1/48	24

25	Fannie Mae, Pool #BK7428	3.50	8/1/48	25

23	Fannie Mae, Pool #BK9038	3.50	10/1/33	24

21	Fannie Mae, Pool #BM1568	3.50	7/1/47	21

24	Fannie Mae, Pool #MA3148	3.50	10/1/47	25

17	Fannie Mae, Pool #MA2522	3.50	2/1/46	17

45	Fannie Mae, Pool #MA3243	3.50	1/1/38	46

30	Fannie Mae, Pool #BC1158	3.50	2/1/46	31

187	Fannie Mae, Pool #AO2548	3.50	4/1/42	191

36	Fannie Mae, Pool #BA3123	3.50	2/1/46	37

21	Fannie Mae, Pool #BC0443	3.50	12/1/45	21

35	Fannie Mae, Pool #BC2926	3.50	3/1/46	36

57	Fannie Mae, Pool #AS3133	3.50	8/1/44	59

14	Fannie Mae, Pool #AS4236	3.50	1/1/45	15

33	Fannie Mae, Pool #AZ0862	3.50	7/1/45	33

54	Fannie Mae, Pool #AS4771	3.50	4/1/45	55

43	Fannie Mae, Pool #AS4772	3.50	4/1/45	44

14	Fannie Mae, Pool #AS5596	3.50	8/1/45	14

16	Fannie Mae, Pool #BA1893	3.50	8/1/45	16

17	Fannie Mae, Pool #AS6394	3.50	12/1/45	17

35	Fannie Mae, Pool #AS7388	3.50	6/1/46	36

22	Fannie Mae, Pool #AS0024	3.50	7/1/43	22

34	Fannie Mae, Pool #AS6102	3.50	11/1/45	35

37	Fannie Mae, Pool #AX9530	3.50	2/1/45	38

15	Fannie Mae, Pool #AJ1886	3.50	3/1/42	15

27	Fannie Mae, Pool #AY3377	3.50	4/1/45	28

26	Fannie Mae, Pool #AL1717	3.50	5/1/27	27

21	Fannie Mae, Pool #BD5046	3.50	2/1/47	21

41	Fannie Mae, Pool #BM2002	4.00	10/1/47	42

26	Fannie Mae, Pool #MA0534	4.00	10/1/30	27

41	Fannie Mae, Pool #AC7328	4.00	12/1/39	43

25	Fannie Mae, Pool #CA2316	4.00	7/1/48	26

41	Fannie Mae, Pool #BM1066	4.00	2/1/47	42

35	Fannie Mae, Pool #AX0841	4.00	9/1/44	36

12	Fannie Mae, Pool #AV0606	4.00	11/1/43	13

25	Fannie Mae, Pool #BK0920	4.00	7/1/48	25

24	Fannie Mae, Pool #BK0909	4.00	7/1/48	25

9	Fannie Mae, Pool #AZ1210	4.00	5/1/45	9

11	Fannie Mae, Pool #AY9901	4.00	7/1/45	12

21	Fannie Mae, Pool #BE8373	4.00	2/1/47	22

19	Fannie Mae, Pool #AS8532	4.00	12/1/46	20

40	Fannie Mae, Pool #AS9314	4.00	3/1/47	42

43	Fannie Mae, Pool #AS9831	4.00	6/1/47	44

21	Fannie Mae, Pool #CA0183	4.00	8/1/47	22

47	Fannie Mae, Pool #AS8823	4.00	2/1/47	48

24	Fannie Mae, Pool #BD7060	4.00	3/1/47	25

26	Fannie Mae, Pool #AU8849	4.00	11/1/43	26

44	Fannie Mae, Pool #AO2959	4.00	5/1/42	46

17	Fannie Mae, Pool #AZ7362	4.00	11/1/45	17

109	Fannie Mae, Pool #190405	4.00	10/1/40	113

34	Fannie Mae, Pool #AL8139	4.00	2/1/32	35

25	Fannie Mae, Pool #BD7165	4.00	4/1/47	26

63	Fannie Mae, Pool #AJ5303	4.00	11/1/41	65

24	Fannie Mae, Pool #MA3521	4.00	11/1/48	25

36	Fannie Mae, Pool #AH6242	4.00	4/1/26	37

43	Fannie Mae, Pool #MA2995	4.00	5/1/47	45

16	Fannie Mae, Pool #MA2415	4.00	10/1/45	17

37	Fannie Mae, Pool #AS6213	4.00	11/1/45	38
HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$43	Fannie Mae, Pool #MA3121	4.00	9/1/47	$44

27	Fannie Mae, Pool #AS3452	4.00	9/1/44	28

20	Fannie Mae, Pool #AS7600	4.00	7/1/46	21

22	Fannie Mae, Pool #MA3183	4.00	11/1/47	23

23	Fannie Mae, Pool #MA3277	4.00	2/1/48	23

45	Fannie Mae, Pool #AS3467	4.00	10/1/44	47

45	Fannie Mae, Pool #AS3468	4.00	10/1/44	47

21	Fannie Mae, Pool #CA0623	4.50	10/1/47	22

23	Fannie Mae, Pool #CA1711	4.50	5/1/48	24

1	Fannie Mae, Pool #735646	4.50	7/1/20	1

18	Fannie Mae, Pool #AL6567	4.50	10/1/44	19

9	Fannie Mae, Pool #930998	4.50	4/1/29	9

—	Fannie Mae, Pool #AB0339	4.50	1/1/20	–

13	Fannie Mae, Pool #AU9017	4.50	9/1/43	13

54	Fannie Mae, Pool #AL1107	4.50	11/1/41	57

24	Fannie Mae, Pool #MA3537	4.50	12/1/48	25

24	Fannie Mae, Pool #BK4850	4.50	5/1/48	25

23	Fannie Mae, Pool #BK6328	4.50	6/1/48	24

70	Fannie Mae, Pool #AE0217	4.50	8/1/40	74

51	Fannie Mae, Pool #AE0954	4.50	2/1/41	54

17	Fannie Mae, Pool #BH3310	4.50	5/1/47	18

15	Fannie Mae, Pool #BE6489	4.50	1/1/47	16

4	Fannie Mae, Pool #829106	4.50	10/1/20	4

18	Fannie Mae, Pool #AS2751	4.50	6/1/44	19

—	Fannie Mae, Pool #745278	4.50	6/1/19	–

24	Fannie Mae, Pool #BM3286	4.50	11/1/47	25

23	Fannie Mae, Pool #BM3904	5.00	5/1/48	24

24	Fannie Mae, Pool #BE3782	5.00	7/1/47	26

11	Fannie Mae, Pool #725027	5.00	11/1/33	11

8	Fannie Mae, Pool #890603	5.00	8/1/41	8

53	Fannie Mae, Pool #889117	5.00	10/1/35	57

24	Fannie Mae, Pool #725238	5.00	3/1/34	26

10	Fannie Mae, Pool #890221	5.50	12/1/33	11

19	Fannie Mae, Pool #959451	6.00	12/1/37	21

58	Fannie Mae, Pool #725228	6.00	3/1/34	64

30	Fannie Mae, Pool #AE0442	6.50	1/1/39	34

50	Fannie Mae, 15 YR TBA	3.50	4/25/34	51

50	Fannie Mae, 30 YR TBA	3.50	4/25/49	51

25	Fannie Mae, 30 YR TBA	3.50	5/25/49	25

250	Fannie Mae, 30 YR TBA	4.00	4/25/48	258

50	Fannie Mae, 30 YR TBA	4.00	5/25/49	51

150	Fannie Mae, 30 YR TBA	4.50	4/25/47	156

50	Fannie Mae, 30 YR TBA	4.50	5/25/49	52

25	Fannie Mae, 30 YR TBA	5.00	5/25/49	26

28	Freddie Mac, Pool #J25686	2.00	9/1/28	28

20	Freddie Mac, Pool #G18635	2.50	3/1/32	20

38	Freddie Mac, Pool #J35896	2.50	12/1/31	38

24	Freddie Mac, Pool #G18687	2.50	5/1/33	24

17	Freddie Mac, Pool #G07445	2.50	7/1/43	17

58	Freddie Mac, Pool #G18459	2.50	3/1/28	58

43	Freddie Mac, Pool #G18470	2.50	6/1/28	43

24	Freddie Mac, Pool #G18683	2.50	4/1/33	24

43	Freddie Mac, Pool #G18485	2.50	10/1/28	43

95	Freddie Mac, Pool #G08537	3.00	7/1/43	94

24	Freddie Mac, Pool #G61680	3.00	4/1/47	24

64	Freddie Mac, Pool #G08524	3.00	3/1/43	64

93	Freddie Mac, Pool #C09035	3.00	4/1/43	93

25	Freddie Mac, Pool #G08783	3.00	10/1/47	25

17	Freddie Mac, Pool #G18601	3.00	5/1/31	17

24	Freddie Mac, Pool #G08803	3.00	3/1/48	24

21	Freddie Mac, Pool #G08732	3.00	11/1/46	21

30	Freddie Mac, Pool #G15145	3.00	7/1/29	31

86	Freddie Mac, Pool #G08741	3.00	1/1/47	86

13	Freddie Mac, Pool #J15438	3.00	5/1/21	13

11	Freddie Mac, Pool #G18518	3.00	7/1/29	11

23	Freddie Mac, Pool #J25193	3.00	8/1/23	23

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$17	Freddie Mac, Pool #G08635	3.00	4/1/45	$17

23	Freddie Mac, Pool #J36428	3.00	2/1/32	24

23	Freddie Mac, Pool #J38057	3.00	12/1/32	23

21	Freddie Mac, Pool #Q44452	3.00	11/1/46	21

22	Freddie Mac, Pool #Q44665	3.00	11/1/46	22

22	Freddie Mac, Pool #Q46441	3.00	2/1/47	22

44	Freddie Mac, Pool #G60989	3.00	12/1/46	44

37	Freddie Mac, Pool #C91709	3.00	6/1/33	37

44	Freddie Mac, Pool #G08750	3.00	3/1/47	43

42	Freddie Mac, Pool #G18663	3.00	10/1/32	43

45	Freddie Mac, Pool #G08701	3.00	4/1/46	45

21	Freddie Mac, Pool #C91927	3.00	5/1/37	21

42	Freddie Mac, Pool #G08737	3.00	12/1/46	42

65	Freddie Mac, Pool #G08631	3.00	3/1/45	65

14	Freddie Mac, Pool #C91809	3.00	2/1/35	14

25	Freddie Mac, Pool #G08855	3.00	10/1/48	25

36	Freddie Mac, Pool #G08698	3.50	3/1/46	36

15	Freddie Mac, Pool #J30284	3.50	11/1/29	15

69	Freddie Mac, Pool #G08636	3.50	4/1/45	70

48	Freddie Mac, Pool #G08650	3.50	6/1/45	49

101	Freddie Mac, Pool #G08495	3.50	6/1/42	102

47	Freddie Mac, Pool #Q09896	3.50	8/1/42	48

25	Freddie Mac, Pool #Q57871	3.50	8/1/48	25

24	Freddie Mac, Pool #V83453	3.50	10/1/47	24

23	Freddie Mac, Pool #V83655	3.50	12/1/47	23

30	Freddie Mac, Pool #Q43933	3.50	10/1/46	31

59	Freddie Mac, Pool #G08667	3.50	9/1/45	60

17	Freddie Mac, Pool #G08623	3.50	1/1/45	18

23	Freddie Mac, Pool #Q52319	3.50	11/1/47	23

56	Freddie Mac, Pool #G08554	3.50	10/1/43	57

25	Freddie Mac, Pool #Q53176	3.50	12/1/47	25

39	Freddie Mac, Pool #C91456	3.50	6/1/32	40

63	Freddie Mac, Pool #G08681	3.50	12/1/45	65

34	Freddie Mac, Pool #G08687	3.50	1/1/46	35

24	Freddie Mac, Pool #C92003	3.50	7/1/38	24

51	Freddie Mac, Pool #C03759	3.50	2/1/42	52

22	Freddie Mac, Pool #G08770	3.50	7/1/47	22

21	Freddie Mac, Pool #G08757	3.50	4/1/47	22

22	Freddie Mac, Pool #G08620	3.50	12/1/44	22

23	Freddie Mac, Pool #G18707	3.50	9/1/33	24

18	Freddie Mac, Pool #G08702	3.50	4/1/46	19

10	Freddie Mac, Pool #J13919	3.50	12/1/20	10

17	Freddie Mac, Pool #J14069	3.50	1/1/26	18

24	Freddie Mac, Pool #G08816	3.50	6/1/48	24

15	Freddie Mac, Pool #G08627	3.50	2/1/45	16

33	Freddie Mac, Pool #G08693	3.50	3/1/46	33

42	Freddie Mac, Pool #G08761	3.50	5/1/47	43

45	Freddie Mac, Pool #G61148	3.50	9/1/47	45

37	Freddie Mac, Pool #G08784	3.50	10/1/47	38

37	Freddie Mac, Pool #G08752	4.00	3/1/47	38

47	Freddie Mac, Pool #Q24955	4.00	2/1/44	49

24	Freddie Mac, Pool #G08801	4.00	2/1/48	25

35	Freddie Mac, Pool #A96286	4.00	1/1/41	36

42	Freddie Mac, Pool #V83344	4.00	8/1/47	43

42	Freddie Mac, Pool #G08775	4.00	8/1/47	43

26	Freddie Mac, Pool #G08771	4.00	7/1/47	27

24	Freddie Mac, Pool #G08847	4.00	11/1/48	25

43	Freddie Mac, Pool #G06506	4.00	12/1/40	45

16	Freddie Mac, Pool #C91395	4.00	9/1/31	17

3	Freddie Mac, Pool #G11690	4.00	2/1/20	3

1	Freddie Mac, Pool #J06163	4.00	1/1/20	1

35	Freddie Mac, Pool #G08669	4.00	9/1/45	36

35	Freddie Mac, Pool #G08567	4.00	1/1/44	36

25	Freddie Mac, Pool #G08563	4.00	1/1/44	26

42	Freddie Mac, Pool #G08606	4.00	9/1/44	44

24	Freddie Mac, Pool #Q58680	4.00	9/1/48	24

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$58	Freddie Mac, Pool #G08637	4.00	4/1/45	$59

19	Freddie Mac, Pool #A97186	4.50	3/1/41	20

25	Freddie Mac, Pool #Q58217	4.50	9/1/48	26

55	Freddie Mac, Pool #A97692	4.50	3/1/41	59

19	Freddie Mac, Pool #G08781	4.50	9/1/47	20

37	Freddie Mac, Pool #G01890	4.50	10/1/35	39

7	Freddie Mac, Pool #C90686	4.50	6/1/23	7

23	Freddie Mac, Pool #G08820	4.50	5/1/48	24

14	Freddie Mac, Pool #C09059	4.50	3/1/44	15

22	Freddie Mac, Pool #Q52321	4.50	11/1/47	24

24	Freddie Mac, Pool #G05904	5.00	9/1/39	26

22	Freddie Mac, Pool #G04817	5.00	9/1/38	24

23	Freddie Mac, Pool #G01962	5.00	12/1/35	25

24	Freddie Mac, Pool #G08838	5.00	9/1/48	25

110	Freddie Mac, Pool #G01665	5.50	3/1/34	120

4	Freddie Mac, Pool #C90989	6.00	9/1/26	4

11	Freddie Mac, Pool #G03616	6.00	12/1/37	13

22	Freddie Mac, Pool #G02794	6.00	5/1/37	25

25	Freddie Mac, Gold 15 YR TBA	3.00	4/15/34	25

25	Freddie Mac, Gold 15 YR TBA	4.00	4/15/34	26

50	Freddie Mac, Gold 30 YR TBA	3.50	4/15/49	51

300	Freddie Mac, Gold 30 YR TBA	4.00	4/15/48	308

125	Freddie Mac, Gold 30 YR TBA	4.50	4/15/49	129

19	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	19

21	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	20

11	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	11

9	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	9

43	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	43

41	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	42

43	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	43

44	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	45

26	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	26

38	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	38

45	Government National Mortgage Association, Pool #MA4777	3.00	10/20/47	45

35	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	35

18	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	18

45	Government National Mortgage Association, Pool #MA3375	3.00	1/20/46	45

36	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	37

20	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	21

51	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	51

22	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	22

30	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	30

39	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	40

69	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	69

22	Government National Mortgage Association, Pool #AA5897	3.00	12/15/42	22

20	Government National Mortgage Association, Pool #MA4261	3.00	2/20/47	20

24	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	24

23	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	24

16	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	16

50	Government National Mortgage Association, Pool #MA1447	3.00	11/20/43	50

30	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	30

31	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	31

29	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	29

47	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	48

20	Government National Mortgage Association, Pool #MA1012	3.50	5/20/43	21

37	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	38

34	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	35

23	Government National Mortgage Association, Pool #MA2826	3.50	5/20/45	24

23	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	23

30	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	31

67	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	69

37	Government National Mortgage Association, Pool #MA0318	3.50	8/20/42	38

46	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	47

16	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	17

14	Government National Mortgage Association, Pool #AB9211	3.50	11/15/42	14

14	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	15

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$28	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	$28

21	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	22

41	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	42

29	Government National Mortgage Association, Pool #MA3105	3.50	9/20/45	30

24	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	25

39	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	40

44	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	45

9	Government National Mortgage Association, Pool #MA1600	3.50	1/20/44	9

34	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	35

16	Government National Mortgage Association, Pool #MA3663	3.50	5/20/46	16

44	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	45

42	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	43

15	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	16

45	Government National Mortgage Association, Pool #MA3521	3.50	3/20/46	46

43	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	44

28	Government National Mortgage Association, Pool #MA2223	3.50	9/20/44	29

35	Government National Mortgage Association, Pool #MA3937	3.50	9/20/46	36

33	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	34

18	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	19

30	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	31

40	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	41

35	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	36

37	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	38

38	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	39

23	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	23

39	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	40

18	Government National Mortgage Association, Pool #AJ0411	3.50	9/15/44	19

33	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	34

68	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	71

11	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	12

16	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	17

25	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	26

23	Government National Mortgage Association, Pool #738710	4.00	9/15/41	24

23	Government National Mortgage Association, Pool #MA3804	4.00	7/20/46	24

17	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	18

20	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	21

18	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	19

11	Government National Mortgage Association, Pool #MA0023	4.00	4/20/42	11

37	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	38

20	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	21

20	Government National Mortgage Association, Pool #BD9886	4.00	1/15/48	21

25	Government National Mortgage Association, Pool #BB5932	4.00	9/15/47	26

21	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	21

21	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	22

25	Government National Mortgage Association, Pool #MA5651	4.00	12/20/48	26

12	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	13

18	Government National Mortgage Association, Pool #MA3522	4.00	3/20/46	19

39	Government National Mortgage Association, Pool #MA4587	4.00	7/20/47	40

20	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	21

39	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	41

35	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	37

21	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	22

23	Government National Mortgage Association, Pool #MA5193	4.50	5/20/48	24

9	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	9

15	Government National Mortgage Association, Pool #MA2373	4.50	11/20/44	16

17	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	18

50	Government National Mortgage Association, Pool #MA5399	4.50	8/20/48	52

21	Government National Mortgage Association, Pool #BA2485	4.50	4/15/47	22

18	Government National Mortgage Association, Pool #738906	4.50	10/15/41	19

43	Government National Mortgage Association, Pool #721760	4.50	8/15/40	45

72	Government National Mortgage Association, Pool #4801	4.50	9/20/40	76

19	Government National Mortgage Association, Pool #MA5080	5.00	3/20/48	20

43	Government National Mortgage Association, Pool #4559	5.00	10/20/39	45

30	Government National Mortgage Association, Pool #697946	5.00	3/15/39	32

19	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	21

18	Government National Mortgage Association, Pool #510835	5.50	2/15/35	20

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$19	Government National Mortgage Association, Pool #4222	6.00	8/20/38	$21

2	Government National Mortgage Association, Pool #582199	6.50	1/15/32	3

150	Government National Mortgage Association, 30 YR TBA	3.00	4/20/49	151

200	Government National Mortgage Association, 30 YR TBA	3.50	4/20/49	204

350	Government National Mortgage Association, 30 YR TBA	4.00	4/20/49	360

200	Government National Mortgage Association, 30 YR TBA	4.50	4/20/48	208

75	Government National Mortgage Association, 30 YR TBA	5.00	4/20/49	78

25	Government National Mortgage Association, 30 YR TBA	5.00	5/20/48	26

	Total U.S. Government Agency Mortgages			14,728

	U.S. Government Agency Securities — 1.07%

65	Fannie Mae	1.25	5/6/21	63

60	Fannie Mae	1.50	6/22/20	59

50	Fannie Mae, Callable 4/27/19 @ 100.00	1.70	1/27/20	50

30	Fannie Mae	2.13	4/24/26	29

10	Fannie Mae	5.63	7/15/37	14

20	Fannie Mae	6.63	11/15/30	28

25	Federal Home Loan Bank	1.13	7/14/21	24

25	Federal Home Loan Bank	1.38	9/28/20	25

55	Federal Home Loan Bank	1.88	11/29/21	55

25	Federal Home Loan Bank	2.13	3/10/23	25

40	Federal Home Loan Bank	2.88	9/13/24	41

15	Federal Home Loan Bank	5.63	6/11/21	16

25	Freddie Mac	1.38	5/1/20	25

20	Freddie Mac	1.40	8/22/19	20

50	Freddie Mac	1.88	11/17/20	49

40	Freddie Mac	2.38	1/13/22	40

15	Freddie Mac	6.25	7/15/32	21

10	Freddie Mac	6.75	3/15/31	14

25	Freddie Mac	6.75	9/15/29	34

5	Tennessee Valley Authority	3.50	12/15/42	5

30	Tennessee Valley Authority	5.88	4/1/36	40

20	Tennessee Valley Authority, Series E	6.75	11/1/25	25

	Total U.S. Government Agency Securities			702

	Corporate Bonds — 34.34%

246	Abbott Laboratories (Health Care Equipment & Supplies), Callable 8/30/26 @ 100.00	3.75	11/30/26	256

145	AbbVie, Inc. (Biotechnology)	4.40	11/6/42	135

135	AbbVie, Inc. (Biotechnology), Callable 11/14/34 @ 100.00	4.50	5/14/35	132

25	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15	8/15/44	26

245	American Express Co. (Consumer Finance), Callable 7/1/22 @ 100.00	2.50	8/1/22	242

100	American Express Co. (Consumer Finance), Callable 1/27/23 @ 100.00	3.40	2/27/23	102

395	Ameriprise Financial, Inc. (Capital Markets)	3.70	10/15/24	409

30	Amgen, Inc. (Biotechnology), Callable 4/11/22 @ 100.00	2.65	5/11/22	30

280	Amgen, Inc. (Biotechnology), Callable 2/1/25 @ 100.00	3.13	5/1/25	282

10	Amgen, Inc. (Biotechnology), Callable 5/15/41 @ 100.00	5.15	11/15/41	11

20	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/5/26 @ 100.00	3.50	12/5/26	20

350	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/15/25 @ 100.00	3.90	12/15/25	357

140	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/35 @ 100.00	4.70	2/1/36	140

140	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90	2/1/46	141

170	Anheuser-Busch InBev N.V. (Beverages), Callable 8/1/35 @ 100.00	4.70	2/1/36	170

40	Anthem, Inc. (Health Care Providers & Services)	3.30	1/15/23	40

162	Anthem, Inc. (Health Care Providers & Services), Callable 9/1/27 @ 100.00	3.65	12/1/27	162

145	Anthem, Inc. (Health Care Providers & Services), Callable 5/15/21 @ 100.00	3.70	8/15/21	148

70	Anthem, Inc. (Health Care Providers & Services)	4.63	5/15/42	72

145	Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @ 100.00	4.65	2/23/46	164

90	Archer-Daniels-Midland Co., Class C (Food Products)	4.02	4/16/43	92

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$340	AT&T, Inc. (Diversified Telecommunication Services), Callable 1/1/24 @ 100.00	4.45	4/1/24	$356

195	AT&T, Inc. (Diversified Telecommunication Services)	5.35	9/1/40	205

90	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	96

40	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	42

30	Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00	4.15	1/15/43	31

855	Bank of America Corp., MTN (Banks)	3.88	8/1/25	887

135	Bank One Corp. (Banks)	8.00	4/29/27	171

270	Berkshire Hathaway, Inc. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50	2/1/45	287

50	Bunge Limited Finance Corp. (Food Products), Callable 8/25/22 @ 100.00	3.00	9/25/22	50

155	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25	8/15/26	139

130	Capital One Financial Corp. (Consumer Finance), Callable 3/30/21 @ 100.00	3.45	4/30/21	132

470	Capital One Financial Corp. (Consumer Finance)	3.50	6/15/23	475

120	Capital One Financial Corp. (Consumer Finance)	4.75	7/15/21	125

35	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	44

50	Citigroup, Inc. (Banks), Callable 11/8/21 @ 100.00	2.90	12/8/21	50

655	Citigroup, Inc. (Banks)	3.40	5/1/26	652

210	Citigroup, Inc. (Banks)	4.50	1/14/22	219

35	Comcast Corp. (Media), Callable 9/1/37 @ 100.00	3.90	3/1/38	34

245	Comcast Corp. (Media)	4.75	3/1/44	267

170	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	229

20	Consolidated Edison Company of New York, Inc., Series 2008-B (Multi-Utilities)	6.75	4/1/38	27

45	Constellation Brands, Inc. (Beverages)	4.75	12/1/25	48

180	Constellation Brands, Inc. (Beverages)	4.75	11/15/24	192

210	CSX Corp. (Road & Rail)	6.22	4/30/40	261

115	CVS Health Corp. (Health Care Providers & Services), Callable 9/1/22 @ 100.00	2.75	12/1/22	113

125	CVS Health Corp. (Health Care Providers & Services), Callable 2/9/23 @ 100.00	3.70	3/9/23	127

535	CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00	4.30	3/25/28	544

100	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/22 @ 100.00	3.25	5/15/22	101

188	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	209

225	Digital Realty Trust LP (Equity Real Estate Investment Trusts), Callable 1/1/23 @ 100.00	2.75	2/1/23	221

225	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	229

35	Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00	4.25	12/15/41	37

100	Duke Energy Corp. (Electric Utilities), Callable 1/15/24 @ 100.00	3.75	4/15/24	103

25	Duke Energy Progress LLC (Electric Utilities), Callable 2/15/45 @ 100.00	4.20	8/15/45	26

140	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95	6/15/28	147

85	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 11/15/24 @ 100.00	3.75	2/15/25	88

184	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	196

100	FedEx Corp. (Air Freight & Logistics)	4.90	1/15/34	108

55	Fiserv, Inc. (IT Services), Callable 7/1/22 @ 100.00	3.50	10/1/22	56

190	Fiserv, Inc. (IT Services), Callable 3/1/25 @ 100.00	3.85	6/1/25	195

175	General Motors Financial Co. (Consumer Finance), Callable 2/1/21 @ 100.00	4.20	3/1/21	178

101	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	102

50	GlaxoSmithKline PLC (Diversified Financial Services)	6.38	5/15/38	66

315	Goldman Sachs Group, Inc. (Capital Markets), Callable 10/23/24 @ 100.00	3.50	1/23/25	314

255	Goldman Sachs Group, Inc. (Capital Markets)	5.25	7/27/21	268

145	Home Depot, Inc. (The) (Specialty Retail), Callable 3/15/40 @ 100.00	5.40	9/15/40	175

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$21	International Paper Co. (Containers & Packaging), Callable 11/15/21 @ 100.00	4.75	2/15/22	$22

90	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	101

45	Interpublic Group of Companies, Inc. (Media)	4.00	3/15/22	46

250	Interpublic Group of Companies, Inc. (Media)	4.20	4/15/24	257

400	JPMorgan Chase & Co. (Banks), Callable 10/23/24 @ 100.00	3.13	1/23/25	401

50	JPMorgan Chase & Co. (Banks)	3.63	5/13/24	51

230	JPMorgan Chase & Co. (Banks)	4.50	1/24/22	241

35	Lincoln National Corp. (Insurance), Callable 9/15/26 @ 100.00	3.63	12/12/26	35

60	Lincoln National Corp. (Insurance)	4.85	6/24/21	62

95	Lincoln National Corp. (Insurance)	7.00	6/15/40	126

135	Lockheed Martin Corp. (Aerospace & Defense), Callable 11/15/35 @ 100.00	4.50	5/15/36	147

85	LYB International Finance BV (Chemicals), Callable 9/15/43 @ 100.00	4.88	3/15/44	84

45	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45	6/1/27	43

135	Martin Marietta Materials, Inc. (Construction Materials), Callable 4/2/24 @ 100.00	4.25	7/2/24	140

110	Medtronic, Inc. (Health Care Equipment & Supplies)	4.38	3/15/35	120

70	MetLife, Inc. (Insurance)	5.70	6/15/35	84

310	Microsoft Corp. (Software), Callable 8/6/56 @ 100.00	4.50	2/6/57	357

110	MidAmerican Energy Holdings Co. (Multi-Utilities)	6.13	4/1/36	138

305	Morgan Stanley (Capital Markets)	2.63	11/17/21	303

355	Morgan Stanley (Capital Markets)	3.13	1/23/23	356

255	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 12/7/23 @ 100.00	2.95	2/7/24	256

190	Nucor Corp. (Metals & Mining), Callable 6/15/22 @ 100.00	4.13	9/15/22	199

110	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	125

195	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 6/16/26 @ 100.00	3.20	9/16/26	194

173	Oracle Corp. (Software)	5.38	7/15/40	208

100	Pfizer, Inc. (Pharmaceuticals), Callable 3/15/38 @ 100.00	4.10	9/15/38	105

75	Philip Morris International, Inc. (Tobacco)	3.25	11/10/24	76

100	Philip Morris International, Inc. (Tobacco)	4.50	3/20/42	100

95	Principal Financial Group, Inc. (Insurance), Callable 2/15/25 @ 100.00	3.40	5/15/25	95

46	Procter & Gamble Co. (The) (Household Products)	9.36	1/1/21	48

170	Progress Energy, Inc. (Electric Utilities)	6.00	12/1/39	209

45	Prudential Financial, Inc., MTN (Insurance), Callable 12/27/27 @ 100.00	3.88	3/27/28	47

15	Prudential Financial, Inc. (Insurance)	6.63	6/21/40	20

30	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65	9/1/42	29

125	RELX Capital, Inc. (Professional Services), Callable 7/15/22 @ 100.00	3.13	10/15/22	126

170	RELX Capital, Inc. (Professional Services), Callable 2/16/23 @ 100.00	3.50	3/16/23	172

155	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00	3.50	3/15/27	153

35	Roper Industries, Inc. (Industrial Conglomerates), Callable 8/15/22 @ 100.00	3.13	11/15/22	35

190	Roper Technologies, Inc. (Industrial Conglomerates), Callable 9/15/25 @ 100.00	3.85	12/15/25	194

215	Ryder System, Inc., MTN (Road & Rail), Callable 8/1/21 @ 100.00	2.25	9/1/21	212

115	Ryder System, Inc. (Road & Rail), Callable 2/1/22 @ 100.00	2.80	3/1/22	115

50	Ryder System, Inc. (Road & Rail), Callable 10/15/21 @ 100.00	3.45	11/15/21	50

15	Sherwin-Williams Co. (The) (Chemicals), Callable 5/1/25 @ 100.00	3.45	8/1/25	15

150	Southern Company Gas Capital Corp. (Electric Utilities), Callable 8/1/23 @ 100.00	2.45	10/1/23	146

60	Southwest Airlines Co. (Airlines), Callable 8/15/26 @ 100.00	3.00	11/15/26	58

153	Southwest Airlines Co., Series 2017-1 (Airlines)	6.15	2/1/24	162

255	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	255

135	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	126

190	SunTrust Banks, Inc. (Banks), Callable 12/27/21 @ 100.00	2.70	1/27/22	189

150	TCI Communications, Inc. (Media)	7.88	2/15/26	190

45	The Home Depot, Inc. (Specialty Retail)	5.88	12/16/36	57

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$205	The Sherwin-Williams Co. (Chemicals), Callable 4/1/24 @ 100.00	3.13	6/1/24	$203

170	The Travelers Companies, Inc. (Insurance)	6.25	6/15/37	225

250	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 11/1/23 @ 100.00	4.15	2/1/24	261

115	Toyota Motor Credit Corp., MTN (Consumer Finance)	2.90	4/17/24	116

95	Union Pacific Corp. (Road & Rail), Callable 6/10/28 @ 100.00	3.95	9/10/28	100

5	United Parcel Service, Inc. (Air Freight & Logistics)	6.20	1/15/38	6

50	United Technologies Corp. (Aerospace & Defense)	4.50	6/1/42	52

75	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @ 100.00	4.63	11/15/41	82

85	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75	7/15/45	96

110	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	136

40	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 5/15/22 @ 100.00	3.25	8/15/22	40

175	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50	2/1/25	175

515	Verizon Communications, Inc. (Diversified Telecommunication Services), Callable 9/3/29 @ 100.00	4.02	12/3/29	532

120	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.01	8/21/54	129

80	Virginia Electric & Power Co. (Electric Utilities), Callable 2/15/43 @ 100.00	4.65	8/15/43	87

60	Walmart, Inc. (Food & Staples Retailing)	5.63	4/1/40	76

40	Walt Disney Co. (The) (Entertainment), Callable 3/15/44 @ 100.00	4.75	9/15/44	46

105	Walt Disney Co. (The) (Entertainment)	6.20	12/15/34	137

140	Wells Fargo & Co., MTN (Banks)	2.63	7/22/22	139

470	Wells Fargo & Co. (Banks)	3.00	2/19/25	465

35	Wells Fargo & Co. (Banks)	3.30	9/9/24	35

120	Wells Fargo & Co., MTN (Banks)	4.60	4/1/21	124

250	WestRock Co. (Containers & Packaging)	4.90	3/1/22	261

55	Westvaco Corp. (Containers & Packaging)	8.20	1/15/30	72

100	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75	8/1/37	140

	Total Corporate Bonds			22,568

	U.S. Treasury Obligations — 31.35%

117	U.S. Treasury Bond	2.25	8/15/46	105

125	U.S. Treasury Bond	2.50	5/15/46	118

170	U.S. Treasury Bond	2.50	2/15/46	160

60	U.S. Treasury Bond	2.50	2/15/45	57

25	U.S. Treasury Bond	2.75	8/15/47	25

160	U.S. Treasury Bond	2.75	11/15/47	158

58	U.S. Treasury Bond	2.75	8/15/42	58

79	U.S. Treasury Bond	2.75	11/15/42	79

115	U.S. Treasury Bond	2.88	11/15/46	117

110	U.S. Treasury Bond	2.88	8/15/45	112

125	U.S. Treasury Bond	2.88	5/15/43	127

80	U.S. Treasury Bond	3.00	2/15/49	83

75	U.S. Treasury Bond	3.00	11/15/45	78

120	U.S. Treasury Bond	3.00	11/15/44	125

44	U.S. Treasury Bond	3.00	5/15/42	46

160	U.S. Treasury Bond	3.00	2/15/47	166

100	U.S. Treasury Bond	3.00	5/15/47	104

50	U.S. Treasury Bond	3.00	2/15/48	52

160	U.S. Treasury Bond	3.00	5/15/45	166

105	U.S. Treasury Bond	3.00	8/15/48	109

90	U.S. Treasury Bond	3.13	2/15/43	96

15	U.S. Treasury Bond	3.13	11/15/41	16

67	U.S. Treasury Bond	3.13	2/15/42	71

80	U.S. Treasury Bond	3.13	5/15/48	85

115	U.S. Treasury Bond	3.13	8/15/44	122

75	U.S. Treasury Bond	3.38	5/15/44	83

50	U.S. Treasury Bond	3.38	11/15/48	56

75	U.S. Treasury Bond	3.63	8/15/43	86

115	U.S. Treasury Bond	3.63	2/15/44	133

120	U.S. Treasury Bond	3.75	11/15/43	141

53	U.S. Treasury Bond	3.75	8/15/41	62

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$10	U.S. Treasury Bond	3.88	8/15/40	$12

40	U.S. Treasury Bond	4.25	11/15/40	50

35	U.S. Treasury Bond	4.38	5/15/41	45

60	U.S. Treasury Bond	4.38	5/15/40	76

35	U.S. Treasury Bond	4.38	11/15/39	45

25	U.S. Treasury Bond	4.38	2/15/38	32

10	U.S. Treasury Bond	4.50	2/15/36	13

20	U.S. Treasury Bond	4.50	8/15/39	26

20	U.S. Treasury Bond	4.63	2/15/40	26

70	U.S. Treasury Bond	4.75	2/15/41	94

40	U.S. Treasury Bond	5.00	5/15/37	54

20	U.S. Treasury Bond	5.25	2/15/29	25

55	U.S. Treasury Bond	5.38	2/15/31	72

25	U.S. Treasury Bond	6.00	2/15/26	31

25	U.S. Treasury Bond	6.13	8/15/29	33

35	U.S. Treasury Bond	6.13	11/15/27	45

35	U.S. Treasury Bond	6.25	5/15/30	48

50	U.S. Treasury Bond	6.38	8/15/27	65

15	U.S. Treasury Bond	6.50	11/15/26	19

17	U.S. Treasury Bond	7.50	11/15/24	22

15	U.S. Treasury Bond	7.63	2/15/25	19

40	U.S. Treasury Bond	8.00	11/15/21	46

65	U.S. Treasury Note	1.13	4/30/20	64

105	U.S. Treasury Note	1.13	8/31/21	102

80	U.S. Treasury Note	1.13	9/30/21	78

100	U.S. Treasury Note	1.25	3/31/21	98

50	U.S. Treasury Note	1.38	5/31/20	49

125	U.S. Treasury Note	1.38	8/31/23	121

20	U.S. Treasury Note	1.38	9/15/20	20

155	U.S. Treasury Note	1.38	10/31/20	153

155	U.S. Treasury Note	1.38	9/30/20	153

50	U.S. Treasury Note	1.38	8/31/20	49

100	U.S. Treasury Note	1.38	4/30/21	98

80	U.S. Treasury Note	1.38	1/31/21	79

70	U.S. Treasury Note	1.38	6/30/23	68

100	U.S. Treasury Note	1.38	5/31/21	98

50	U.S. Treasury Note	1.38	9/30/23	48

80	U.S. Treasury Note	1.50	1/31/22	78

50	U.S. Treasury Note	1.50	8/15/20	49

100	U.S. Treasury Note	1.50	7/15/20	99

105	U.S. Treasury Note	1.50	2/28/23	102

100	U.S. Treasury Note	1.50	3/31/23	97

100	U.S. Treasury Note	1.50	5/15/20	99

105	U.S. Treasury Note	1.50	5/31/20	104

110	U.S. Treasury Note	1.50	6/15/20	109

100	U.S. Treasury Note	1.50	4/15/20	99

45	U.S. Treasury Note	1.50	8/15/26	42

80	U.S. Treasury Note	1.63	5/31/23	78

100	U.S. Treasury Note	1.63	6/30/20	99

110	U.S. Treasury Note	1.63	7/31/20	109

100	U.S. Treasury Note	1.63	10/31/23	97

35	U.S. Treasury Note	1.63	10/15/20	35

120	U.S. Treasury Note	1.63	2/15/26	115

102	U.S. Treasury Note	1.63	11/15/22	100

185	U.S. Treasury Note	1.63	5/15/26	177

155	U.S. Treasury Note	1.63	11/30/20	153

100	U.S. Treasury Note	1.63	4/30/23	98

65	U.S. Treasury Note	1.63	8/15/22	64

115	U.S. Treasury Note	1.75	4/30/22	113

85	U.S. Treasury Note	1.75	2/28/22	84

95	U.S. Treasury Note	1.75	10/31/20	94

130	U.S. Treasury Note	1.75	11/30/21	128

85	U.S. Treasury Note	1.75	3/31/22	84

60	U.S. Treasury Note	1.75	12/31/20	59

90	U.S. Treasury Note	1.75	5/15/22	89

110	U.S. Treasury Note	1.75	9/30/22	108

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$80	U.S. Treasury Note	1.75	1/31/23	$79

164	U.S. Treasury Note	1.75	5/15/23	161

100	U.S. Treasury Note	1.88	3/31/22	99

125	U.S. Treasury Note	1.88	4/30/22	124

85	U.S. Treasury Note	1.88	8/31/22	84

50	U.S. Treasury Note	1.88	2/28/22	50

90	U.S. Treasury Note	1.88	9/30/22	89

105	U.S. Treasury Note	1.88	1/31/22	104

110	U.S. Treasury Note	1.88	11/30/21	109

70	U.S. Treasury Note	1.88	10/31/22	69

65	U.S. Treasury Note	1.88	7/31/22	64

85	U.S. Treasury Note	1.88	5/31/22	84

100	U.S. Treasury Note	2.00	2/28/21	99

80	U.S. Treasury Note	2.00	8/31/21	80

10	U.S. Treasury Note	2.00	1/15/21	10

65	U.S. Treasury Note	2.00	9/30/20	65

50	U.S. Treasury Note	2.00	7/31/20	50

60	U.S. Treasury Note	2.00	10/31/21	60

100	U.S. Treasury Note	2.00	10/31/22	99

100	U.S. Treasury Note	2.00	5/31/21	99

25	U.S. Treasury Note	2.00	11/30/20	25

195	U.S. Treasury Note	2.00	2/15/25	191

195	U.S. Treasury Note	2.00	8/15/25	191

95	U.S. Treasury Note	2.00	7/31/22	94

185	U.S. Treasury Note	2.00	11/15/26	180

125	U.S. Treasury Note	2.00	5/31/24	124

125	U.S. Treasury Note	2.00	6/30/24	123

150	U.S. Treasury Note	2.00	11/30/22	149

110	U.S. Treasury Note	2.00	12/31/21	109

145	U.S. Treasury Note	2.00	11/15/21	144

170	U.S. Treasury Note	2.00	2/15/23	169

100	U.S. Treasury Note	2.00	2/15/22	99

120	U.S. Treasury Note	2.00	4/30/24	119

90	U.S. Treasury Note	2.13	11/30/23	90

110	U.S. Treasury Note	2.13	12/31/22	110

45	U.S. Treasury Note	2.13	7/31/24	45

145	U.S. Treasury Note	2.13	5/15/25	144

35	U.S. Treasury Note	2.13	11/30/24	35

65	U.S. Treasury Note	2.13	9/30/21	65

30	U.S. Treasury Note	2.13	1/31/21	30

105	U.S. Treasury Note	2.13	2/29/24	104

70	U.S. Treasury Note	2.13	6/30/21	70

70	U.S. Treasury Note	2.13	3/31/24	70

45	U.S. Treasury Note	2.13	8/15/21	45

80	U.S. Treasury Note	2.13	8/31/20	80

105	U.S. Treasury Note	2.13	12/31/21	105

90	U.S. Treasury Note	2.13	6/30/22	90

40	U.S. Treasury Note	2.25	7/31/21	40

180	U.S. Treasury Note	2.25	3/31/21	180

85	U.S. Treasury Note	2.25	2/15/21	85

185	U.S. Treasury Note	2.25	8/15/27	182

225	U.S. Treasury Note	2.25	2/15/27	222

40	U.S. Treasury Note	2.25	10/31/24	40

175	U.S. Treasury Note	2.25	11/15/27	173

80	U.S. Treasury Note	2.25	12/31/24	80

195	U.S. Treasury Note	2.25	11/15/25	193

80	U.S. Treasury Note	2.25	3/31/26	80

150	U.S. Treasury Note	2.25	11/15/24	150

80	U.S. Treasury Note	2.25	12/31/23	80

80	U.S. Treasury Note	2.25	1/31/24	80

110	U.S. Treasury Note	2.38	1/31/23	111

100	U.S. Treasury Note	2.38	2/29/24	101

95	U.S. Treasury Note	2.38	3/15/22	95

70	U.S. Treasury Note	2.38	12/31/20	70

100	U.S. Treasury Note	2.38	8/15/24	101

175	U.S. Treasury Note	2.38	5/15/27	175

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$90	U.S. Treasury Note	2.38	4/15/21	$90

10	U.S. Treasury Note	2.38	3/15/21	10

90	U.S. Treasury Note	2.50	1/31/25	91

50	U.S. Treasury Note	2.50	3/31/23	51

110	U.S. Treasury Note	2.50	2/28/21	110

100	U.S. Treasury Note	2.50	5/31/20	100

85	U.S. Treasury Note	2.50	2/28/26	86

50	U.S. Treasury Note	2.50	1/15/22	50

50	U.S. Treasury Note	2.50	1/31/24	51

150	U.S. Treasury Note	2.50	6/30/20	150

110	U.S. Treasury Note	2.50	12/31/20	110

127	U.S. Treasury Note	2.50	8/15/23	128

105	U.S. Treasury Note	2.50	2/15/22	106

105	U.S. Treasury Note	2.50	5/15/24	106

110	U.S. Treasury Note	2.50	1/31/21	110

110	U.S. Treasury Note	2.63	2/28/23	112

105	U.S. Treasury Note	2.63	12/15/21	106

130	U.S. Treasury Note	2.63	7/15/21	131

90	U.S. Treasury Note	2.63	7/31/20	90

100	U.S. Treasury Note	2.63	3/31/25	102

85	U.S. Treasury Note	2.63	1/31/26	87

175	U.S. Treasury Note	2.63	2/15/29	178

90	U.S. Treasury Note	2.63	12/31/25	92

95	U.S. Treasury Note	2.63	5/15/21	96

100	U.S. Treasury Note	2.63	12/31/23	102

100	U.S. Treasury Note	2.63	8/31/20	100

95	U.S. Treasury Note	2.63	6/15/21	96

105	U.S. Treasury Note	2.63	6/30/23	107

100	U.S. Treasury Note	2.63	11/15/20	100

80	U.S. Treasury Note	2.75	2/15/28	82

90	U.S. Treasury Note	2.75	2/28/25	92

105	U.S. Treasury Note	2.75	8/31/23	107

95	U.S. Treasury Note	2.75	8/15/21	96

90	U.S. Treasury Note	2.75	6/30/25	92

105	U.S. Treasury Note	2.75	9/30/20	106

110	U.S. Treasury Note	2.75	11/30/20	111

95	U.S. Treasury Note	2.75	5/31/23	97

100	U.S. Treasury Note	2.75	2/15/24	102

90	U.S. Treasury Note	2.75	7/31/23	92

85	U.S. Treasury Note	2.75	8/31/25	87

100	U.S. Treasury Note	2.75	9/15/21	101

95	U.S. Treasury Note	2.75	11/15/23	97

45	U.S. Treasury Note	2.75	4/30/23	46

100	U.S. Treasury Note	2.88	11/15/21	102

90	U.S. Treasury Note	2.88	11/30/25	93

50	U.S. Treasury Note	2.88	10/31/23	51

75	U.S. Treasury Note	2.88	7/31/25	78

80	U.S. Treasury Note	2.88	10/31/20	81

100	U.S. Treasury Note	2.88	10/15/21	102

105	U.S. Treasury Note	2.88	9/30/23	108

125	U.S. Treasury Note	2.88	8/15/28	130

90	U.S. Treasury Note	2.88	5/31/25	93

140	U.S. Treasury Note	2.88	5/15/28	146

90	U.S. Treasury Note	2.88	4/30/25	93

110	U.S. Treasury Note	2.88	11/30/23	113

85	U.S. Treasury Note	3.00	9/30/25	89

115	U.S. Treasury Note	3.13	11/15/28	122

50	U.S. Treasury Note	3.13	5/15/21	51

85	U.S. Treasury Note	3.13	10/31/25	89

150	U.S. Treasury Note	3.50	5/15/20	152

100	U.S. Treasury Note	3.63	2/15/21	102

	Total U.S. Treasury Obligations			20,601

	Yankee Dollars — 6.06%

100	America Movil SAB de CV (Wireless Telecommunication Services)	5.00	3/30/20	102

85	America Movil SAB de CV (Wireless Telecommunication Services)	6.13	11/15/37	105

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Yankee Dollars (continued)

$100	Aptiv PLC (Auto Components), Callable 10/15/25 @ 100.00	4.25		1/15/26	$103

25	Bank of Nova Scotia (Banks)	1.85		4/14/20	25

45	BHP Billiton Ltd. (Metals & Mining)	5.00		9/30/43	53

185	BP Capital Markets PLC (Diversified Financial Services)	3.54		11/4/24	191

114	British Telecommunications PLC (Diversified Telecommunication Services)	9.63		12/15/30	163

155	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	2.95		1/15/23	154

120	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 8/15/21 @ 100.00	3.45		11/15/21	121

50	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85		6/1/27	50

270	Canadian Pacific Railway Co. (Road & Rail), Callable 12/15/22 @ 100.00	4.45		3/15/23	283

105	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75	(b)	6/15/30	145

90	Diageo Capital PLC (Diversified Financial Services)	5.88		9/30/36	112

210	HSBC Holdings PLC (Banks)	4.00		3/30/22	217

200	HSBC Holdings PLC (Banks)	5.10		4/5/21	208

120	HSBC Holdings PLC (Banks)	6.80		6/1/38	154

140	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	155

145	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	181

40	LYB International Finance II BV (Chemicals), Callable 12/2/26 @ 100.00	3.50		3/2/27	38

25	LyondellBasell Industries N.V. (Chemicals)	4.00		7/15/23	26

35	LyondellBasell Industries N.V. (Chemicals), Callable 8/26/54 @ 100.00	4.63		2/26/55	32

105	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	152

90	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.13		5/11/35	96

170	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38		12/15/38	231

105	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	124

55	Telefonica Emisiones SAU (Diversified Telecommunication Services)	5.13		4/27/20	56

35	Telefonica Emisiones SAU (Diversified Telecommunication Services)	5.46		2/16/21	37

75	Telefonica Emisiones SAU (Diversified Telecommunication Services)	7.05		6/20/36	91

240	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels), Callable 2/15/28 @ 100.00	4.25		5/15/28	250

140	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10		6/1/40	166

20	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.20		10/15/37	24

35	Vodafone Group PLC (Wireless Telecommunication Services)	5.00		5/30/38	35

90	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	100

	Total Yankee Dollars				3,980

Shares

	Investment Companies — 5.58%

368,870	State Street Institutional Treasury Money Market Fund, Premier Class	2.36	(c)		369

3,300,810	State Street Institutional Treasury Plus Money Market Fund, Premier Class	2.30	(c)		3,301

	Total Investment Companies				3,670

	Total Investments Before TBA Sale Commitments (cost $66,821) — 102.76%				67,534

Principal Amount (000)

	TBA Sale Commitments (d) — (0.12)%

$(75)	Freddie Mac, Gold 30 YR TBA	5.50		4/15/49	(80)

	Total TBA Sale Commitments				(80)

	Liabilities in excess of other assets — (2.64)%				(1,736)

	Net Assets — 100.00%				$65,718

Amounts designated as “—” are $0 or have been rounded to $0.

(a)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on March 31, 2019.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate disclosed is the rate in effect at March 31, 2019.

(c)	The rate disclosed is the rate in effect on March 31, 2019.

(d)	Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time.

MTN — Medium Term Note

TBA — To Be Announced purchase or sale commitment. Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2019.

The Core Fixed Income Portfolio	Agincourt Capital Management, LLC	Mellon Investments Corporation*	HC Capital Solutions	Total

Asset Backed Securities	—	0.47%	—	0.47%

Collateralized Mortgage Obligations	—	1.48%	—	1.48%

U.S. Government Agency Mortgages	—	22.41%	—	22.41%

U.S. Government Agency Securities	—	1.07%	—	1.07%

Corporate Bonds	34.35%	—	—	34.35%

U.S. Treasury Obligations	—	31.35%	—	31.35%

Yankee Dollars	6.02%	0.03%	—	6.05%

Investment Companies	0.56%	3.29%	1.73%	5.58%

TBA Sale Commitments	—	-0.12%	—	-0.12%

Other Assets (Liabilities)	0.26%	-2.88%	-0.02%	-2.64%

Total Net Assets	41.19%	57.10%	1.71%	100.00%

*	Formerly BNY Mellon Asset Management North America Corporation.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Asset Backed Securities — 1.90%

$2,406	Ajax Mortgage Loan Trust, Series 17-A, Class A (a)	3.47(b)	4/25/57	$2,394

1,406	Dividend Solar Loans LLC, Series 17-1, Class B, Callable 8/20/30 @ 100.00 (a)	5.25	3/22/38	1,422

1,649	Legacy Mortgage Asset Trust, Series 19-GS1, Class A1, Callable 2/25/22 @ 100.00 (a)	4.00(b)	1/25/59	1,659

2,140	Legacy Mortgage Asset Trust, Series 19-GS2, Class A2 (a)	4.25(b)	1/25/59	2,083

721	Mill City Mortgage Trust, Series 2016-1, Class B2, Callable 1/25/29 @ 100.00 (a)	3.99(b)	4/25/57	676

1,537	Mill City Mortgage Trust, Series 2017-1, Class B2 (a)	3.77(b)	11/25/58	1,332

2,122	Mill City Mortgage Trust, Series 2017-3, Class B2, Callable 11/25/43 @ 100.00 (a)	3.25(b)	1/25/61	1,687

1,214	Upgrade Receivables Trust, Series 19-1A, Class C, Callable 11/15/22 @ 100.00 (a)	5.15	3/15/25	1,228

	Total Asset Backed Securities			12,481

	Collateralized Mortgage Obligations — 19.52%

5,213	BAMLL, Series 2016-GG10, Class AJA (a)	5.78(b)	8/10/45	3,667

2,070	BAMLL Commercial Mortgage Securities Trust, Series 2014-FL1, Class E (a)	4.33 (US0001M + 550.00 bps)(c)	12/15/31	2,030

3,000	BX Trust, Series 2017-IMC, Class G (a)	7.98 (LIBOR01M + 550.00 bps)(c)	10/15/32	2,981

1,209	Citigroup Mortgage Loan Trust, Inc., Series 2005-5, Class 1A4, Callable 4/25/19 @ 100.00	4.42(b)	8/25/35	1,124

6,321	Connecticut Avenue Securities, Series 2016-C02, Class 1B, Callable 3/25/26 @ 100.00 (a)	14.74 (US0001M + 1225.00 bps)(c)	9/25/28	9,000

1,408	Connecticut Avenue Securities, Series 2016-C03, Class 1B, Callable 4/25/26 @ 100.00 (a)	14.24 (US0001M + 1175.00 bps)(c)	10/25/28	1,958

561	Cosmopolitan Mortgage Trust, Series 2017-CSMO, Class E (a)	5.48 (LIBOR01M + 300.00 bps)(c)	11/15/36	562

1,834	Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-1, Class A2, Callable 4/25/19 @ 100.00	6.00	3/25/37	1,479

3,000	Credit Suisse Commercial Mortgage Securities, Series 2018-TOP, Class G (a)	5.73 (LIBOR01M + 325.00 bps)(c)	8/15/35	2,929

1,492	Credit Suisse Mortgage Trust, Series 2017-RPL1, Class B1, Callable 4/25/52 @ 100.00 (a)	3.09(b)	7/25/57	1,069

1,712	Credit Suisse Mortgage Trust, Series 2017-RPL1, Class B2, Callable 4/25/52 @ 100.00 (a)	3.09(b)	7/25/57	985

1,455	Credit Suisse Mortgage Trust, Series 2017-RPL1, Class B3, Callable 4/25/52 @ 100.00 (a)	3.09(b)	7/25/57	660

1,675	Credit Suisse Mortgage Trust, Series 2017-RPL1, Class B4, Callable 4/25/52 @ 100.00 (a)	3.09(b)	7/25/57	231

1,589	Credit Suisse Mortgage Trust, Series 2007-C5, Class AM	5.87	9/15/40	1,192

1,500	Credit Suisse Mortgage Trust, Series 2019-SKLZ, Class D (a)	6.08 (LIBOR01M + 360.00 bps)(c)	1/15/34	1,514

5,000	Credit Suisse Mortgage Trust, Series 2018-PLUM, Class B (a)	7.48 (LIBOR01M + 500.00 bps)(c)	8/15/20	5,007

3,896	Credit Suisse Mortgage Trust, Series 2015-LHMZ, Class MZ (a)	8.93(b)	7/6/20	3,907

1,500	Credit Suisse Mortgage Trust, Series 2017-CHOP, Class H (a)	10.10 (LIBOR01M + 762.00 bps)(c)	7/15/32	1,498

2,100	DBUBS Mortgage Trust, Series 2011-LC3A, Class G (a)	3.75	8/10/44	1,400

2,175	Downey Savings And Loan Association Mortgage Loan Trust, Series 2001-AR1, Class 1A1B, Callable 1/19/35 @ 100.00	2.62 (US0001M + 14.00 bps)(c)	4/19/47	1,949

4,678	FRESB Mortgage Trust, Series 2018-SB48, Class B, Callable 1/1/28 @ 100.00 (a)	3.68 (LIBOR06M + 367.72 bps)(c)	2/25/38	3,633

2,260	GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class AJ	5.44(b)	12/10/49	520

4,850	GS Mortgage Securities Corp. II, Series 2018-SRP5, Class D (a)	8.48 (LIBOR01M + 600.00 bps)(c)	9/15/31	4,820

1,466	Helios Issuer LLC, Series 2018-1A, Class B, Callable 1/20/29 @ 100.00 (a)	7.71	7/20/48	1,466

6,070	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class AJ, Callable 2/11/22 @ 100.00	5.32(b)	1/15/49	1,245

2,669	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class AJ	5.61(b)	2/12/49	1,895

2,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M (a)	10.69 (LIBOR01M + 820.77 bps)(c)	6/15/35	1,988

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Collateralized Mortgage Obligations (continued)

$853	Lone Star Portfolio Trust, Series 2015-LSP, Class E (a)	8.33 (US0001M + 560.00 bps)(c)	9/15/28	$859

4,010	Lone Star Portfolio Trust, Series 2015-LSP, Class F (a)	9.63 (LIBOR01M + 690.00 bps)(c)	9/15/28	4,025

2,550	LSTAR Securities Investment Trust, Series 2019-1, Class A1 (a)	4.19 (US0001M + 170.00 bps)(c)	3/1/24	2,550

1,091	Motel 6 Trust, Series 2017-MTL6, Class F (a)	6.73 (LIBOR01M + 425.00 bps)(c)	8/15/34	1,095

1,905	Multifamily Trust, Series 2016-1, Class B (a)	11.16 (US0003M + 113.00 bps)(c)	4/25/46	1,932

1,704	New Residential Mortgage Loan Trust, Series 2019-RPL1, Class A1, Callable 2/25/22 @ 100.00 (a)	4.33(b)	2/26/24	1,718

2,550	PMT Credit Risk Transfer Trust, Series 2019-1R, Class A, Callable 3/25/20 @ 100.00 (a)	4.48 (US0001M + 200.00 bps)(c)	3/27/24	2,556

2,664	RBSGC Mortgage Loan Trust, Series 2005-A, Class 4A, Callable 8/25/25 @ 100.00	6.00	4/25/35	2,603

1,000	RETL, Series 2019-RVP, Class C (a)	4.58 (LIBOR01M + 210.00 bps)(c)	3/15/36	1,001

145,386	Seasoned Credit Risk Transfer, Series 2016-1, Class XSIO, Callable 10/25/47 @ 100.00	0.07(b)	9/25/55	505

19,222	Seasoned Credit Risk Transfer, Series 2016-1, Class BIO, Callable 10/25/47 @ 100.00	1.10(b)	9/25/55	1,973

1,220	Seasoned Credit Risk Transfer, Series 2017-2, Class M1, Callable 1/25/48 @ 100.00 (a)	4.00(b)	8/25/56	1,198

1,960	Seasoned Credit Risk Transfer, Series 2017-1, Class M1, Callable 12/25/47 @ 100.00 (a)	4.00(b)	1/25/56	1,931

1,850	Seasoned Credit Risk Transfer, Series 2019-1, Class M, Callable 1/25/48 @ 100.00 (a)	4.75(b)	7/25/58	1,683

8,092	Seasoned Credit Risk Transfer, Series 2016-1, Class B, Callable 10/25/47 @ 100.00	6.61	9/25/55	730

2,000	Starwood Retail Property Trust, Series 2014-STAR, Class D (a)	5.73 (LIBOR01M + 325.00 bps)(c)	11/15/27	1,780

11,945	Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class B, Callable 10/25/25 @ 100.00	11.84 (US0001M + 935.00 bps)(c)	4/25/28	15,394

4,477	Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class B, Callable 1/25/26 @ 100.00	12.49 (US0001M + 1000.00 bps)(c)	7/25/28	5,971

2,527	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class G (a)	8.83 (US0001M + 635.00 bps)(c)	11/11/34	2,492

1,684	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class H (a)	12.28 (US0001M + 980.00 bps)(c)	11/11/34	1,663

4,726	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class G (a)	4.89(b)	5/10/63	3,563

8,192	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class H (a)	4.89(b)	5/10/63	4,753

4,678	Upgrade Pass-Through Trust, Series 2018-7, Class A (a)	14.78	1/15/25	4,701

1,130	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ	5.86(b)	2/15/51	978

	Total Collateralized Mortgage Obligations			128,363

	U.S. Government Agency Mortgages — 4.09%

1,140	Fannie Mae, Series 2017-C05, Class 1B1, Callable 7/25/27 @ 100.00 (a)	6.09 (US0001M + 360.00 bps)(c)	1/25/30	1,169

5,550	Fannie Mae, Series 2017-C07, Class 1B1, Callable 11/25/27 @ 100.00 (a)	6.49 (US0001M + 400.00 bps)(c)	5/25/30	5,766

3,190	Fannie Mae, Series 2018-R07, Class 1B1, Callable 10/25/28 @ 100.00 (a)	6.84 (US0001M + 435.00 bps)(c)	4/25/31	3,270

530	Fannie Mae, Series 2017-C03, Class 1B1, Callable 4/25/27 @ 100.00 (a)	7.34 (US0001M + 485.00 bps)(c)	10/25/29	588

1,498	Fannie Mae, Series 2016-C06, Class 1B, Callable 10/25/26 @ 100.00 (a)	11.74 (US0001M + 925.00 bps)(c)	4/25/29	1,854

3,496	Fannie Mae, Series 2016-C04, Class 1B, Callable 7/25/26 @ 100.00 (a)	12.74 (US0001M + 1025.00 bps)(c)	1/25/29	4,550

338	Fannie Mae, Series 2016-C01, Class 1B, Callable 2/25/26 @ 100.00 (a)	14.24 (US0001M + 1175.00 bps)(c)	8/25/28	467

5,936	Freddie Mac, Series 2017-2, Class B, Callable 1/25/48 @ 100.00	0.00(b)	8/25/56	654

254,496	Freddie Mac, Series 2017-2, Class XSIO, Callable 1/25/48 @ 100.00	0.07(b)	8/25/56	1,032

8,943	Freddie Mac, Series 2017-2, Class BIO, Callable 1/25/48 @ 100.00	1.28(b)	8/25/56	965

2,650	Freddie Mac, Series 2018-SPI4, Class B, Callable 11/25/35 @ 100.00 (a)	4.46(b)	11/25/48	1,317
HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$529	Freddie Mac, Series 2017-DNA1, Class B2, Callable 1/25/27 @ 100.00	12.49 (US0001M + 1000.00 bps)(c)	7/25/29	$577

1,090	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class B1, Callable 4/25/27 @ 100.00	7.64 (US0001M + 515.00 bps)(c)	10/25/29	1,231

3,063	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class B2, Callable 4/25/27 @ 100.00	13.74 (US0001M + 1125.00 bps)(c)	10/25/29	3,489

	Total U.S. Government Agency Mortgages			26,929

	Corporate Bonds — 51.78%

1,175	Acadia Healthcare Co., Inc. (Health Care Providers & Services), Callable 5/6/19 @ 102.56	5.13	7/1/22	1,178

1,278	Acadia Healthcare Co., Inc. (Health Care Providers & Services), Callable 5/6/19 @ 102.81	5.63	2/15/23	1,286

1,762	ACCO Brands Corp. (Commercial Services & Supplies), Callable 12/15/19 @ 103.94 (a)	5.25	12/15/24	1,727

906	Ahern Rentals, Inc. (Trading Companies & Distributors), Callable 5/6/19 @ 105.53 (a)	7.38	5/15/23	835

2,335	Albertsons Companies LLC (Food & Staples Retailing), Callable 9/15/19 @ 104.31	5.75	3/15/25	2,215

1,076	Albertsons Companies LLC (Food & Staples Retailing), Callable 6/15/19 @ 104.97	6.63	6/15/24	1,087

857	Albertsons Companies LLC (Food & Staples Retailing), Callable 3/15/22 @ 105.63 (a)	7.50	3/15/26	882

111	Ally Financial, Inc. (Consumer Finance), Callable 10/21/25 @ 100.00	5.75	11/20/25	118

2,029	Ally Financial, Inc. (Consumer Finance)	8.00	11/1/31	2,496

509	AMC Networks, Inc. (Media), Callable 8/1/21 @ 102.38	4.75	8/1/25	505

860	AMC Networks, Inc. (Media), Callable 4/1/20 @ 102.50	5.00	4/1/24	864

1,522	American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors), Callable 5/15/21 @ 102.94 (a)	5.88	5/15/26	1,543

1,048	AMN Healthcare, Inc. (Health Care Providers & Services), Callable 10/1/19 @ 103.84 (a)	5.13	10/1/24	1,034

1,787	Amsted Industries, Inc. (Machinery), Callable 9/15/19 @ 102.69 (a)	5.38	9/15/24	1,760

547	Aramark Services, Inc. (Commercial Services & Supplies), Callable 2/1/23 @ 102.50	5.00	2/1/28	545

3,265	Ascent Resources Utica Holdings LLC/ARU Finance Corp. (Oil, Gas & Consumable Fuels), Callable 11/1/21 @ 103.50 (a)	7.00	11/1/26	3,138

1,156	Avis Budget Car Rental LLC (Road & Rail), Callable 5/6/19 @ 101.83^	5.50	4/1/23	1,165

2,696	Avon Products, Inc. (Personal Products)	6.60	3/15/20	2,749

1,092	B&G Foods, Inc. (Food Products), Callable 4/1/20 @ 103.94	5.25	4/1/25	1,047

733	Ball Corp. (Containers & Packaging), Callable 12/15/25 @ 100.00	4.88	3/15/26	756

1,951	Bank of America Corp. (Banks), Callable 3/17/25 @ 100.00, Perpetual Bond (d)	6.10 (US0003M + 389.80 bps)(c)	12/29/49	2,064

334	Bausch Health Americas, Inc. (Pharmaceuticals), Callable 7/31/22 @ 104.25 (a)	8.50	1/31/27	354

1,177	Beacon Escrow Corp. (Trading Companies & Distributors), Callable 11/1/20 @ 102.44 (a)	4.88	11/1/25	1,118

578	Block Communications, Inc. (Media), Callable 2/15/20 @ 103.44 (a)	6.88	2/15/25	599

1,615	Blue Racer Midstream LLC/Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels), Callable 5/6/19 @ 103.06 (a)	6.13	11/15/22	1,639

2,639	Blue Racer Midstream LLC/Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels), Callable 7/15/21 @ 104.97 (a)	6.63	7/15/26	2,692

833	Booz Allen Hamilton, Inc. (IT Services), Callable 5/1/20 @ 102.56 (a)	5.13	5/1/25	831

1,126	Brinker International, Inc. (Hotels, Restaurants & Leisure)	3.88	5/15/23	1,080

1,110	Brinker International, Inc. (Hotels, Restaurants & Leisure), Callable 7/1/24 @ 100.00 (a)	5.00	10/1/24	1,088

2,148	Building Materials Corp. of America (Building Products), Callable 11/15/19 @ 102.69 (a)	5.38	11/15/24	2,201

1,268	Building Materials Corp. of America (Building Products), Callable 10/15/20 @ 103.00 (a)	6.00	10/15/25	1,328

1,772	Cablevision Systems Corp. (Media)	5.88	9/15/22	1,852

3,254	Calpine Corp. (Independent Power and Renewable Electricity Producers), Callable 6/1/21 @ 102.63 (a)	5.25	6/1/26	3,238

2,161	Care Capital Properties WI (Equity Real Estate Investment Trusts), Callable 5/15/26 @ 100.00	5.13	8/15/26	2,117

1,837	Carriage Services, Inc. (Diversified Consumer Services), Callable 6/1/21 @ 104.97 (a)	6.63	6/1/26	1,878

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$459	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 5/6/19 @ 101.71	5.13	2/15/23	$467

970	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 5/6/19 @ 102.56 (a)	5.13	5/1/23	993

1,281	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 5/1/22 @ 102.56 (a)	5.13	5/1/27	1,289

1,197	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 5/1/20 @ 102.68 (a)	5.38	5/1/25	1,236

1,010	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 2/15/21 @ 102.88	5.75	2/15/26	1,058

1,238	CDK Global, Inc. (Software), Callable 6/1/22 @ 102.44	4.88	6/1/27	1,236

292	CDW LLC/CDW Finance (Electronic Equipment, Instruments & Components), Callable 5/6/19 @ 102.50	5.00	9/1/23	298

905	CDW LLC/CDW Finance (Electronic Equipment, Instruments & Components), Callable 6/1/24 @ 100.00	5.50	12/1/24	952

531	Cedar Fair LP/Canada’s Wonderland Co. (Hotels, Restaurants & Leisure), Callable 6/1/19 @ 102.69	5.38	6/1/24	542

1,064	Central Garden & Pet Co. (Household Products), Callable 1/1/23 @ 102.56	5.13	2/1/28	976

1,119	CenturyLink, Inc. (Diversified Telecommunication Services), Callable 1/1/25 @ 100.00	5.63	4/1/25	1,083

1,079	CenturyLink, Inc., Series G (Diversified Telecommunication Services)	6.88	1/15/28	1,022

2,693	CenturyLink, Inc., Series T (Diversified Telecommunication Services)	5.80	3/15/22	2,750

1,299	Cheniere Corp. Christi HD (Oil, Gas & Consumable Fuels), Callable 10/2/24 @ 100.00	5.88	3/31/25	1,413

1,211	Cheniere Corp. Christi HD (Oil, Gas & Consumable Fuels), Callable 1/1/24 @ 100.00	7.00	6/30/24	1,367

1,806	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels), Callable 5/6/19 @ 101.22 ^	4.88	4/15/22	1,779

1,763	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	5.75	3/15/23	1,715

406	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/1/21 @ 103.50	7.00	10/1/24	405

1,233	CHS/Community Health Systems, Inc. (Health Care Providers & Services), Callable 3/31/20 @ 103.13	6.25	3/31/23	1,157

2,355	Churchill Downs, Inc. (Hotels, Restaurants & Leisure), Callable 1/15/23 @ 102.38 (a)	4.75	1/15/28	2,240

752	Clearway Energy Operating LLC (Independent Power and Renewable Electricity Producers), Callable 10/15/21 @ 102.88 (a)	5.75	10/15/25	755

896	Commercial Metals Co. (Metals & Mining), Callable 2/15/23 @ 100.00	4.88	5/15/23	898

2,170	Commercial Metals Co. (Metals & Mining), Callable 4/15/21 @ 102.88	5.75	4/15/26	2,165

345	CommScope Finance LLC (Communications Equipment), Callable 3/1/21 @ 102.75 (a)	5.50	3/1/24	353

1,268	CommScope Technologies LLC (Communications Equipment), Callable 3/15/22 @ 102.50	5.00	3/15/27	1,124

1,483	CommScope, Inc. (Communications Equipment), Callable 6/15/19 @ 102.75 (a)	5.50	6/15/24	1,452

1,564	CoreCivic, Inc. (Equity Real Estate Investment Trusts), Callable 7/15/27 @ 100.00	4.75	10/15/27	1,330

1,756	Corrections Corp. of America (Equity Real Estate Investment Trusts), Callable 2/1/23 @ 100.00	4.63	5/1/23	1,695

3,118	Corrections Corp. of America (Equity Real Estate Investment Trusts), Callable 7/15/22 @ 100.00	5.00	10/15/22	3,071

1,196	Credit Acceptance Corp. (Consumer Finance), Callable 3/15/22 @ 103.31 (a)	6.63	3/15/26	1,214

1,605	Credit Acceptance Corp. (Consumer Finance), Callable 5/6/19 @ 103.69	7.38	3/15/23	1,667

1,398	Crown Americas LLC/Crown Americas Capital Corp. VI (Containers & Packaging), Callable 2/1/21 @ 103.56	4.75	2/1/26	1,405

1,129	CSC Holdings LLC (Media)	5.25	6/1/24	1,146

968	CSC Holdings LLC (Media), Callable 4/16/19 @ 104.03	5.38	7/15/23	986

1,141	CSC Holdings LLC (Media), Callable 5/15/21 @ 102.75	5.50	5/15/26	1,173

1,237	CSC Holdings LLC (Media), Callable 2/1/24 @ 103.25 (a)	6.50	2/1/29	1,317

2,863	CSC Holdings LLC (Media), Callable 7/15/20 @ 103.88 (a)	7.75	7/15/25	3,071

854	Cumberland Farms, Inc. (Food & Staples Retailing), Callable 5/1/20 @ 105.06 (a)	6.75	5/1/25	888

1,603	CVR Partners/CVR Nitrogen (Chemicals), Callable 6/15/19 @ 104.63 (a)	9.25	6/15/23	1,679

727	CyrusOne LP/CyrusOne Finance Corp. (Equity Real Estate Investment Trusts), Callable 3/15/22 @ 102.69	5.38	3/15/27	752

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$1,703	DaVita, Inc. (Health Care Providers & Services), Callable 7/15/19 @ 102.56	5.13	7/15/24	$1,682

1,338	Delek Logistics Partners LP/Delek Logistics Finance Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/20 @ 105.06	6.75	5/15/25	1,325

2,465	Diamond 1 Finance/Diamond 2 (Technology Hardware, Storage & Peripherals), Callable 6/15/19 @ 105.34 (a)	7.13	6/15/24	2,613

4,755	DISH DBS Corp. (Media)	5.88	7/15/22	4,601

3,785	DISH DBS Corp. (Media)	6.75	6/1/21	3,901

887	Downstream Development Authority of the Quapaw Tribe of Oklahoma (Capital Markets), Callable 2/15/20 @ 105.25 (a)	10.50	2/15/23	917

1,419	EMC Corp. (Technology Hardware, Storage & Peripherals), Callable 3/1/23 @ 100.00	3.38	6/1/23	1,378

318	Endeavor Energy Resources LP/EER Finance, Inc. (Oil, Gas & Consumable Fuels), Callable 1/30/23 @ 102.88 (a)	5.75	1/30/28	334

1,190	Energy Transfer Operating LP (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	5.50	6/1/27	1,291

601	Equinix, Inc. (Equity Real Estate Investment Trusts), Callable 5/15/22 @ 102.69	5.38	5/15/27	630

1,162	ESH Hospitality, Inc. (Hotels, Restaurants & Leisure), Callable 5/1/20 @ 102.63 (a)	5.25	5/1/25	1,155

1,077	Extraction Oil & Gas, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/21 @ 104.22	5.63	2/1/26	827

1,575	First Quality Finance Co., Inc. (Personal Products), Callable 7/1/20 @ 103.75 (a)	5.00	7/1/25	1,532

1,250	Ford Motor Credit Co. LLC (Consumer Finance), Callable 2/18/24 @ 100.00	5.58	3/18/24	1,267

1,802	Fortress Transportation & Infrastructure Investors LLC (Trading Companies & Distributors), Callable 3/15/20 @ 105.06 (a)	6.75	3/15/22	1,834

2,068	Freeport-McMoRan, Inc. (Metals & Mining), Callable 12/15/22 @ 100.00	3.88	3/15/23	2,038

987	Freeport-McMoRan, Inc. (Metals & Mining), Callable 2/15/20 @ 103.44	6.88	2/15/23	1,046

1,124	Frontier Communications Corp. (Diversified Telecommunication Services)^	8.50	4/15/20	1,099

800	Frontier Communications Corp. (Diversified Telecommunication Services), Callable 4/1/21 @ 106.38 (a)	8.50	4/1/26	743

1,065	Frontier Communications Corp. (Diversified Telecommunication Services), Callable 6/15/22 @ 100.00	10.50	9/15/22	812

2,360	FTS International, Inc. (Energy Equipment & Services), Callable 5/6/19 @ 101.56	6.25	5/1/22	2,283

2,456	Genesis Energy LP (Electric Utilities), Callable 5/6/19 @ 104.50	6.00	5/15/23	2,474

1,399	Genesis Energy LP/Genesis Energy Finance Corp. (Electric Utilities), Callable 2/15/21 @ 104.69	6.25	5/15/26	1,322

1,690	Genesis Energy, LP (Electric Utilities), Callable 6/15/19 @ 102.81	5.63	6/15/24	1,622

325	GLP Capital LP (Equity Real Estate Investment Trusts), Callable 3/1/25 @ 100.00	5.25	6/1/25	340

1,180	GLP Capital LP (Equity Real Estate Investment Trusts)	5.38	4/15/26	1,233

527	GMAC, Inc. (Consumer Finance)	8.00	11/1/31	654

2,392	Goldman Sachs Group, Inc., Series P (Capital Markets), Callable 11/10/22 @ 100.00, Perpetual Bond (d)	5.00 (US0003M + 287.40 bps)(c)	12/31/49	2,210

1,165	Goodyear Tire & Rubber Co. (The) (Auto Components), Callable 5/6/19 @ 102.56^	5.13	11/15/23	1,164

2,336	Group 1 Automotive, Inc. (Specialty Retail), Callable 5/6/19 @ 103.94 (a)	5.25	12/15/23	2,348

3,253	Gulfport Energy Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/20 @ 104.78	6.38	5/15/25	2,944

936	H&E Equipment Services, Inc. (Trading Companies & Distributors), Callable 9/1/20 @ 104.22	5.63	9/1/25	934

1,204	Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods), Callable 2/15/24 @ 100.00 (a)	4.63	5/15/24	1,207

1,090	Harland Clarke Holdings Corp. (Commercial Services & Supplies), Callable 5/6/19 @ 100.00 (a)	6.88	3/1/20	1,076

2,758	HCA Holdings, Inc. (Health Care Providers & Services), Callable 8/15/25 @ 100.00	5.88	2/15/26	2,978

1,768	HCA, Inc. (Health Care Providers & Services)	5.38	2/1/25	1,874

746	HCA, Inc. (Health Care Providers & Services), Callable 3/1/26 @ 100.00	5.38	9/1/26	785

528	HCA, Inc. (Health Care Providers & Services), Callable 8/1/28 @ 100.00	5.88	2/1/29	569

1,013	HealthSouth Corp. (Health Care Providers & Services), Callable 5/6/19 @ 101.92	5.75	11/1/24	1,026

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$1,415	Hertz Corp. (Road & Rail), Callable 5/6/19 @ 100.00	5.88	10/15/20	$1,414

1,162	Hertz Corp. (Road & Rail), Callable 5/6/19 @ 100.00	7.38	1/15/21	1,161

1,016	Hertz Corp. (Road & Rail), Callable 6/1/19 @ 103.81	7.63	6/1/22	1,040

940	Hilcorp Energy Corp. (Oil, Gas & Consumable Fuels), Callable 6/1/19 @ 102.50 (a)	5.00	12/1/24	914

849	Hilcorp Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/1/20 @ 102.88 (a)	5.75	10/1/25	834

994	Hilcorp Energy Corp. (Oil, Gas & Consumable Fuels), Callable 11/1/23 @ 103.13 (a)	6.25	11/1/28	996

1,348	Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure), Callable 5/1/21 @ 102.56 (a)	5.13	5/1/26	1,368

2,122	HLF Financing SaRL LLC/Herbalife International, Inc. (Personal Products), Callable 8/15/21 @ 103.63 (a)	7.25	8/15/26	2,186

1,919	Horizon Pharma USA, Inc. (Pharmaceuticals), Callable 11/1/19 @ 106.56 (a)	8.75	11/1/24	2,085

1,127	Ingles Markets, Inc. (Food & Staples Retailing), Callable 5/6/19 @ 102.88	5.75	6/15/23	1,148

1,793	Iron Mountain, Inc. (Equity Real Estate Investment Trusts), Callable 4/16/19 @ 101.92	5.75	8/15/24	1,811

402	J2 Cloud Services LLC/J2 Global Co-Obligor, Inc. (Software), Callable 7/15/20 @ 104.50 (a)	6.00	7/15/25	418

1,400	JB Poindexter & Co., Inc. (Machinery), Callable 4/15/21 @ 105.34 (a)	7.13	4/15/26	1,404

593	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 7/15/19 @ 102.94 (a)	5.88	7/15/24	609

211	Kaiser Aluminum Corp. (Metals & Mining), Callable 5/15/19 @ 104.41	5.88	5/15/24	217

633	KFC HLD/Pizza Hut/Taco (Hotels, Restaurants & Leisure), Callable 6/1/19 @ 103.75 (a)	5.00	6/1/24	646

872	Lennar Corp. (Household Durables), Callable 10/15/21 @ 100.00	4.13	1/15/22	879

47	Lennar Corp. (Household Durables), Callable 2/28/25 @ 100.00	4.75	5/30/25	48

948	Lennar Corp. (Household Durables), Callable 5/29/27 @ 100.00	4.75	11/29/27	948

400	Lennar Corp. (Household Durables), Callable 9/15/23 @ 100.00	4.88	12/15/23	412

1,223	Lennar Corp. (Household Durables)	5.38	10/1/22	1,275

1,090	Lions Gate Capital Holdings LLC (Diversified Financial Services), Callable 2/1/21 @ 103.19 (a)	6.38	2/1/24	1,142

597	Live Nation Entertainment, Inc. (Entertainment), Callable 11/1/19 @ 103.66 (a)	4.88	11/1/24	601

445	Live Nation Entertainment, Inc. (Entertainment), Callable 3/15/21 @ 104.22 (a)	5.63	3/15/26	459

2,033	Lockheed Martin Corp. (Aerospace & Defense) (a)	9.70 (LIBOR01M + 721.75 bps)(c)	9/15/20	2,047

1,175	Louisiana-Pacific Corp. (Paper & Forest Products), Callable 9/15/19 @ 103.66	4.88	9/15/24	1,172

706	M/I Homes, Inc. (Household Durables), Callable 4/22/19 @ 101.69	6.75	1/15/21	716

1,107	Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. (Oil, Gas & Consumable Fuels), Callable 8/1/21 @ 103.00 (a)	6.00	8/1/26	1,118

394	Match Group, Inc. (Interactive Media & Services), Callable 12/15/22 @ 102.50 (a)	5.00	12/15/27	397

2,224	Mattel, Inc. (Leisure Products), Callable 12/31/20 @ 105.06 (a)	6.75	12/31/25	2,188

2,263	Mednax, Inc. (Health Care Providers & Services), Callable 5/6/19 @ 103.94 (a)	5.25	12/1/23	2,291

1,892	Mednax, Inc. (Health Care Providers & Services), Callable 1/15/22 @ 104.69 (a)	6.25	1/15/27	1,913

1,521	Meritage Homes Corp. (Household Durables), Callable 3/1/25 @ 100.00	6.00	6/1/25	1,597

1,933	MetLife, Inc., Series C (Insurance), Callable 6/15/20 @ 100.00, Perpetual Bond (d)	5.25 (US0003M + 357.50 bps)(c)	12/31/49	1,949

1,483	MGIC Investment Corp. (Thrifts & Mortgage Finance)	5.75	8/15/23	1,566

2,185	MGM Growth/MGM Finance (Equity Real Estate Investment Trusts), Callable 2/1/24 @ 100.00	5.63	5/1/24	2,283

2,825	MGM Resorts International (Hotels, Restaurants & Leisure)	6.00	3/15/23	2,980

1,142	MPT Operating Partnership LP/MPT Finance Corp. (Equity Real Estate Investment Trusts), Callable 8/1/21 @ 102.63	5.25	8/1/26	1,175

465	MPT Operating Partnership LP/MPT Finance Corp. (Equity Real Estate Investment Trusts), Callable 5/6/19 @ 102.75	5.50	5/1/24	477

2,249	Murphy Oil USA, Inc. (Specialty Retail), Callable 5/1/22 @ 102.81	5.63	5/1/27	2,328

2,397	Navient Corp. (Consumer Finance)	5.50	1/25/23	2,400

2,529	Navient Corp. (Consumer Finance)	5.88	10/25/24	2,447

548	Navient Corp. (Consumer Finance)	6.50	6/15/22	571

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$278	NCR Corp. (Technology Hardware, Storage & Peripherals), Callable 5/6/19 @ 100.00	4.63	2/15/21	$278

592	NCR Corp. (Technology Hardware, Storage & Peripherals), Callable 5/6/19 @ 101.47	5.88	12/15/21	602

622	Netflix, Inc. (Entertainment)	4.38	11/15/26	610

1,377	Netflix, Inc. (Entertainment)	4.88	4/15/28	1,363

1,631	New Enterprise Stone & Lime Co., Inc. (Construction Materials), Callable 3/15/21 @ 103.13 (a)	6.25	3/15/26	1,586

966	New Home Co., Inc. (The) (Household Durables), Callable 10/1/19 @ 103.63	7.25	4/1/22	869

1,482	Nexstar Escrow Corp. (Media), Callable 8/1/19 @ 104.22 (a)	5.63	8/1/24	1,504

960	NGL Energy Partners LP/NGL Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 11/1/19 @ 103.75	7.50	11/1/23	993

1,509	NGPL PipeCo LLC (Oil, Gas & Consumable Fuels) (a)	7.77	12/15/37	1,811

1,755	Novelis Corp. (Metals & Mining), Callable 9/30/21 @ 102.94 (a)	5.88	9/30/26	1,746

431	Novelis Corp. (Metals & Mining), Callable 8/15/19 @ 104.69 (a)	6.25	8/15/24	441

436	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 1/15/23 @ 102.88	5.75	1/15/28	462

803	Olin Corp. (Chemicals), Callable 2/1/24 @ 102.50	5.00	2/1/30	787

453	Owens-Brockway Glass Container, Inc. (Containers & Packaging)	5.88	8/15/23	474

2,289	Party City Holdings, Inc. (Specialty Retail), Callable 8/1/21 @ 103.31 ^(a)	6.63	8/1/26	2,278

968	PDC Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 5/15/21 @ 104.31	5.75	5/15/26	946

2,362	PDC Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 104.59	6.13	9/15/24	2,362

1,348	Peabody Finance Corp. (Oil, Gas & Consumable Fuels), Callable 5/6/19 @ 103.00 (a)	6.00	3/31/22	1,358

763	Penske Automotive Group (Specialty Retail), Callable 12/1/19 @ 102.69	5.38	12/1/24	759

940	Performance Food Group, Inc. (Food & Staples Retailing), Callable 6/1/19 @ 102.75 (a)	5.50	6/1/24	948

2,520	Pilgrim’s Pride Corp. (Food Products), Callable 3/15/20 @ 102.88 (a)	5.75	3/15/25	2,546

1,927	Plastipak Holdings, Inc. (Containers & Packaging), Callable 10/15/20 @ 103.13 (a)	6.25	10/15/25	1,801

1,805	Post Holdings, Inc. (Food Products), Callable 8/15/21 @ 102.50 (a)	5.00	8/15/26	1,755

1,101	Post Holdings, Inc. (Food Products), Callable 12/1/22 @ 102.81 (a)	5.63	1/15/28	1,093

698	PulteGroup, Inc. (Household Durables), Callable 12/1/25 @ 100.00	5.50	3/1/26	721

721	QEP Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 7/1/22 @ 100.00	5.38	10/1/22	705

212	QEP Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/25 @ 100.00	5.63	3/1/26	192

3,166	Quad Graphics, Inc. (Commercial Services & Supplies)	7.00	5/1/22	3,164

1,377	QualityTech, LP/QTS Finance Corp. (Diversified Financial Services), Callable 11/15/20 @ 103.56 (a)	4.75	11/15/25	1,332

2,056	Quicken Loans, Inc. (Thrifts & Mortgage Finance), Callable 1/15/23 @ 102.63 (a)	5.25	1/15/28	1,926

907	Quicken Loans, Inc. (Thrifts & Mortgage Finance), Callable 5/1/20 @ 102.88 (a)	5.75	5/1/25	909

1,128	Radian Group, Inc. (Thrifts & Mortgage Finance), Callable 7/1/24 @ 100.00	4.50	10/1/24	1,111

792	Range Resources Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/22 @ 100.00	5.00	8/15/22	784

4,831	Rite Aid Corp. (Food & Staples Retailing), Callable 5/6/19 @ 103.06 (a)	6.13	4/1/23	4,004

2,880	Rose Rock Midstream LP (Oil, Gas & Consumable Fuels), Callable 5/15/19 @ 102.81	5.63	11/15/23	2,705

1,965	Select Medical Corp. (Health Care Providers & Services), Callable 5/6/19 @ 101.59	6.38	6/1/21	1,970

1,624	Service Master Co. LLC (Diversified Consumer Services), Callable 11/15/19 @ 103.84 (a)	5.13	11/15/24	1,630

1,247	Silgan Holdings, Inc. (Containers & Packaging), Callable 3/15/20 @ 102.38	4.75	3/15/25	1,224

819	Sirius XM Radio, Inc. (Media), Callable 4/15/20 @ 102.69	5.38	4/15/25	840

742	Sirius XM Radio, Inc. (Media), Callable 7/15/21 @ 102.69 (a)	5.38	7/15/26	755

992	Sonic Automotive, Inc. (Specialty Retail), Callable 5/6/19 @ 102.50	5.00	5/15/23	952

440	Sonic Automotive, Inc. (Specialty Retail), Callable 3/15/22 @ 103.06	6.13	3/15/27	399

1,825	Southwestern Energy Co. (Oil, Gas & Consumable Fuels), Callable 10/23/24 @ 100.00	6.20	1/23/25	1,793

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$1,866	Southwestern Energy Co. (Oil, Gas & Consumable Fuels), Callable 4/1/21 @ 105.63	7.50	4/1/26	$1,903

1,413	Springleaf Finance Corp. (Consumer Finance)	5.63	3/15/23	1,432

658	Springleaf Finance Corp. (Consumer Finance), Callable 9/15/23 @ 100.00	6.13	3/15/24	673

891	Springleaf Finance Corp. (Consumer Finance)	6.88	3/15/25	920

764	Springleaf Finance Corp. (Consumer Finance)	7.13	3/15/26	778

2,990	Sprint Capital Corp. (Wireless Telecommunication Services)	6.88	11/15/28	2,874

3,662	Sprint Corp. (Wireless Telecommunication Services)	7.13	6/15/24	3,717

487	Sprint Corp. (Wireless Telecommunication Services), Callable 11/15/24 @ 100.00	7.63	2/15/25	497

678	Sprint Corp. (Wireless Telecommunication Services), Callable 11/1/25 @ 100.00	7.63	3/1/26	688

595	Sprint Nextel Corp. (Wireless Telecommunication Services)	11.50	11/15/21	689

2,302	SS&C Technologies, Inc. (Software), Callable 3/30/22 @ 104.13 (a)	5.50	9/30/27	2,325

3,299	Staples, Inc. (Specialty Retail) (a)	8.50	9/15/25	3,596

885	Steel Dynamics, Inc. (Metals & Mining), Callable 9/15/20 @ 102.06	4.13	9/15/25	865

30	Steel Dynamics, Inc. (Metals & Mining), Callable 12/15/21 @ 102.50	5.00	12/15/26	31

356	Steel Dynamics, Inc. (Metals & Mining), Callable 5/6/19 @ 101.75	5.25	4/15/23	362

1,787	Sunoco LP/Sunoco Finance Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/22 @ 103.00 (a)	6.00	4/15/27	1,791

2,018	Tallgrass Energy Partners (Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 104.13	5.50	9/15/24	2,068

994	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 10/1/20 @ 102.38 (a)	4.75	10/1/23	1,000

722	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/23 @ 102.75 (a)	5.50	1/15/28	723

333	Targa Resources Partners (Oil, Gas & Consumable Fuels), Callable 7/15/22 @ 104.88 (a)	6.50	7/15/27	359

2,262	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. (Household Durables), Callable 12/1/23 @ 100.00 (a)	5.63	3/1/24	2,244

48	Teleflex, Inc. (Health Care Equipment & Supplies), Callable 11/15/22 @ 102.31	4.63	11/15/27	48

1,275	Teleflex, Inc. (Health Care Equipment & Supplies), Callable 6/1/21 @ 102.44	4.88	6/1/26	1,299

1,348	Tenet Healthcare Corp. (Health Care Providers & Services), Callable 5/1/20 @ 102.56	5.13	5/1/25	1,355

553	Tenet Healthcare Corp. (Health Care Providers & Services), Callable 2/1/22 @ 103.13 (a)	6.25	2/1/27	574

685	TerraForm Power Operating LLC (Independent Power and Renewable Electricity Producers), Callable 10/31/22 @ 100.00 (a)	4.25	1/31/23	677

685	TerraForm Power Operating LLC (Independent Power and Renewable Electricity Producers), Callable 7/31/27 @ 100.00 (a)	5.00	1/31/28	661

677	The EW Scripps Co. (Media), Callable 5/15/20 @ 103.84 (a)	5.13	5/15/25	645

1,557	The Geo Group, Inc. (Equity Real Estate Investment Trusts), Callable 5/6/19 @ 101.47	5.88	1/15/22	1,503

461	Triumph Group, Inc. (Aerospace & Defense), Callable 5/6/19 @ 100.00	4.88	4/1/21	449

1,182	Triumph Group, Inc. (Aerospace & Defense), Callable 5/6/19 @ 102.63	5.25	6/1/22	1,135

1,484	Tronox, Inc. (Chemicals), Callable 4/15/21 @ 103.25 (a)	6.50	4/15/26	1,416

5,511	Unit Corp. (Energy Equipment & Services), Callable 5/6/19 @ 101.10	6.63	5/15/21	5,291

709	United Rentals North America, Inc. (Trading Companies & Distributors), Callable 10/15/20 @ 102.31	4.63	10/15/25	700

2,574	United Rentals North America, Inc. (Trading Companies & Distributors), Callable 9/15/21 @ 102.94	5.88	9/15/26	2,660

516	United Rentals North America, Inc. (Trading Companies & Distributors), Callable 12/15/21 @ 103.25	6.50	12/15/26	543

522	Univision Communications, Inc. (Media), Callable 5/6/19 @ 102.56	5.13	5/15/23	496

21	Univision Communications, Inc. (Media), Callable 2/15/20 @ 102.56 (a)	5.13	2/15/25	20

1,497	URS Corp. (Diversified Financial Services), Callable 1/1/22 @ 100.00	5.00	4/1/22	1,519

1,173	VeriSign, Inc. (IT Services), Callable 7/15/22 @ 102.38	4.75	7/15/27	1,173

1,315	ViaSat, Inc. (Communications Equipment), Callable 9/15/20 @ 102.81 (a)	5.63	9/15/25	1,259

3,372	Vistra Operations Co. LLC (Electric Utilities), Callable 2/15/22 @ 102.81 (a)	5.63	2/15/27	3,504

514	WellCare Health Plans, Inc. (Health Care Providers & Services), Callable 8/15/21 @ 104.03 (a)	5.38	8/15/26	538

872	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/20 @ 100.00	5.75	3/15/21	882

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$1,071	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels), Callable 1/1/23 @ 100.00	6.25	4/1/23	$1,076

143	William Carter Co. (The) (Textiles, Apparel & Luxury Goods), Callable 3/15/22 @ 102.81 (a)	5.63	3/15/27	148

840	William Lyon Homes, Inc. (Household Durables), Callable 1/31/20 @ 102.94	5.88	1/31/25	790

1,450	Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure), Callable 4/15/21 @ 102.69 (a)	5.38	4/15/26	1,472

270	Xerox Corp. (Technology Hardware, Storage & Peripherals)	4.07	3/17/22	267

2,215	XPO Logistics, Inc. (Air Freight & Logistics), Callable 8/15/21 @ 103.38 (a)	6.75	8/15/24	2,259

1,364	Zayo Group LLC/Zayo Capital, Inc. (Diversified Telecommunication Services), Callable 1/15/22 @ 102.88 (a)	5.75	1/15/27	1,361

	Total Corporate Bonds			340,569

	Yankee Dollars — 12.84%

1,000	1011778 BC ULC/New Red Finance, Inc. (Hotels, Restaurants & Leisure), Callable 5/15/20 @ 102.13	4.25	5/15/24	990

1,518	1011778 BC ULC/New Red Finance, Inc. (Hotels, Restaurants & Leisure), Callable 10/15/20 @ 102.50 (a)	5.00	10/15/25	1,499

1,168	Adient Global Holdings Ltd. (Diversified Financial Services), Callable 8/15/21 @ 102.44 (a)	4.88	8/15/26	858

389	Alcoa Nederland Holding (Metals & Mining), Callable 5/15/23 @ 103.06 (a)	6.13	5/15/28	401

1,801	Alcoa Nederland Holding (Metals & Mining), Callable 9/30/21 @ 103.50 (a)	7.00	9/30/26	1,941

2,845	Altice Financing SA (Diversified Financial Services), Callable 5/6/19 @ 103.31 (a)	6.63	2/15/23	2,909

730	Altice Financing SA (Diversified Financial Services), Callable 5/15/21 @ 103.75 (a)	7.50	5/15/26	723

1,440	Altice France SA/France (Diversified Telecommunication Services), Callable 2/1/22 @ 106.09 (a)	8.13	2/1/27	1,455

1,058	Ardagh Packaging Finance/Holdings USA (Containers & Packaging), Callable 2/15/20 @ 104.50 (a)	6.00	2/15/25	1,058

844	Avolon Holdings Funding Ltd. (Aerospace & Defense), Callable 4/15/24 @ 100.00 (a)	5.25	5/15/24	869

1,561	Bombardier, Inc. (Aerospace & Defense), Callable 5/6/19 @ 101.00 (a)	6.00	10/15/22	1,575

557	Brookfield Residential Properties, Inc. (Household Durables), Callable 5/6/19 @ 103.06 (a)	6.13	7/1/22	559

561	Brookfield Residential Properties, Inc. (Household Durables), Callable 5/15/20 @ 103.19 (a)	6.38	5/15/25	539

773	C&W Senior Financing DAC (Diversified Financial Services), Callable 9/15/22 @ 103.44 (a)	6.88	9/15/27	775

2,234	C&W Senior Financing DAC (Diversified Financial Services), Callable 10/15/21 @ 103.75 (a)	7.50	10/15/26	2,301

1,436	Cascades, Inc. (Containers & Packaging), Callable 5/6/19 @ 102.75 (a)	5.50	7/15/22	1,443

709	Cascades, Inc. (Containers & Packaging), Callable 5/6/19 @ 104.31 (a)	5.75	7/15/23	707

3,296	Cimpress NV (Commercial Services & Supplies), Callable 6/15/21 @ 105.25 (a)	7.00	6/15/26	3,172

1,380	Cooke Omega Investments, Inc./Alpha Vessel Co. Holdings, Inc. (Food Products), Callable 6/15/20 @ 104.25 (a)	8.50	12/15/22	1,350

2,519	Cott Holdings, Inc. (Beverages), Callable 4/1/20 @ 104.13 (a)	5.50	4/1/25	2,541

1,846	Ensco PLC (Energy Equipment & Services), Callable 11/1/25 @ 100.00	7.75	2/1/26	1,558

1,043	goeasy Ltd. (Consumer Finance), Callable 11/1/19 @ 103.94 (a)	7.88	11/1/22	1,095

1,572	Hudbay Minerals, Inc. (Metals & Mining), Callable 7/15/19 @ 103.63 (a)	7.25	1/15/23	1,625

293	Intelsat Jackson Holdings SA (Diversified Financial Services), Callable 5/6/19 @ 102.75	5.50	8/1/23	260

1,165	International Game Technology (Hotels, Restaurants & Leisure), Callable 8/15/21 @ 100.00 (a)	6.25	2/15/22	1,209

1,029	International Game Technology PLC (Hotels, Restaurants & Leisure), Callable 7/15/26 @ 100.00 (a)	6.25	1/15/27	1,055

639	James Hardie International Finance DAC (Construction Materials), Callable 1/15/21 @ 102.38 (a)	4.75	1/15/25	629

1,281	JBS USA Lux SA /JBS USA Finance, Inc. (Food Products), Callable 2/15/23 @ 103.38 (a)	6.75	2/15/28	1,326

2,087	Kinross Gold Corp. (Metals & Mining), Callable 4/15/27 @ 100.00	4.50	7/15/27	1,983

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Yankee Dollars (continued)

$2,678	Mallinckrodt Finance/SB (Pharmaceuticals), Callable 5/6/19 @ 102.88 ^(a)	5.75		8/1/22	$2,517

2,245	Mallinckrodt International Finance (Pharmaceuticals), Callable 5/6/19 @ 100.00 (a)	4.88		4/15/20	2,234

1,100	MDC Partners, Inc. (Media), Callable 5/6/19 @ 104.88 (a)	6.50		5/1/24	910

339	Nokia Oyj (Communications Equipment)	4.38		6/12/27	336

1,895	Nova Chemicals Corp. (Chemicals), Callable 3/3/24 @ 100.00 (a)	4.88		6/1/24	1,861

921	Nova Chemicals Corp. (Chemicals), Callable 5/6/19 @ 102.63 (a)	5.25		8/1/23	926

1,994	Nufarm Australia Ltd./Nufarm Americas, Inc. (Chemicals), Callable 4/30/21 @ 102.88 (a)	5.75		4/30/26	1,844

1,336	Numericable - SFR SAS (Diversified Telecommunication Services), Callable 5/23/19 @ 103.13 (a)	6.25		5/15/24	1,346

1,243	Numericable - SFR SAS (Diversified Telecommunication Services), Callable 5/1/21 @ 103.69 (a)	7.38		5/1/26	1,218

1,795	Open Text Corp. (Software), Callable 6/1/21 @ 102.94 (a)	5.88		6/1/26	1,876

1,302	Park Aerospace Holdings (Diversified Financial Services) (a)	5.25		8/15/22	1,334

3,097	Parkland Fuel Corp. (Oil, Gas & Consumable Fuels), Callable 4/1/21 @ 104.50 (a)	6.00		4/1/26	3,125

691	Precision Drilling Corp. (Energy Equipment & Services), Callable 11/15/20 @ 105.34 (a)	7.13		1/15/26	685

1,096	Precision Drilling Corp. (Energy Equipment & Services), Callable 12/15/19 @ 103.88	7.75		12/15/23	1,126

1,267	Rockpoint Gas Storage Canada Ltd. (Oil, Gas & Consumable Fuels), Callable 3/31/20 @ 107.00 (a)	7.00		3/31/23	1,256

1,743	Royal Bank of Scotland Group PLC (Banks)	6.13		12/15/22	1,859

3,232	Shelf Drilling Holdings Ltd. (Energy Equipment & Services), Callable 2/15/21 @ 106.19 (a)	8.25		2/15/25	3,063

277	Superior Plus LP/Superior General Partner, Inc. (Gas Utilities), Callable 7/15/21 @ 105.25 (a)	7.00		7/15/26	282

1,219	Teck Resources Ltd. (Metals & Mining), Callable 1/15/41 @ 100.00	6.25		7/15/41	1,302

806	Telecom Italia Capital SA (Diversified Telecommunication Services)	6.00		9/30/34	746

1,995	Telecom Italia Capital SA (Diversified Telecommunication Services)	6.38		11/15/33	1,925

3,187	Teva Pharmaceutical Finance Netherlands III BV (Pharmaceuticals), Callable 12/1/27 @ 100.00	6.75		3/1/28	3,216

221	Transocean Guardian Ltd. (Energy Equipment & Services), Callable 7/15/21 @ 102.94 (a)	5.88		1/15/24	224

1,466	Transocean Phoenix 2 Ltd. (Energy Equipment & Services), Callable 10/15/20 @ 103.88 (a)	7.75		10/15/24	1,544

218	Transocean Pontus Ltd. (Energy Equipment & Services), Callable 8/1/21 @ 104.59 (a)	6.13		8/1/25	221

1,273	Tullow Oil PLC (Oil, Gas & Consumable Fuels), Callable 3/1/21 @ 103.50 (a)	7.00		3/1/25	1,281

674	UPCB Finance IV Ltd. (Media), Callable 1/15/20 @ 102.69 (a)	5.38		1/15/25	684

3,691	VRX Escrow Corp. (Pharmaceuticals), Callable 5/6/19 @ 102.94 (a)	5.88		5/15/23	3,729

3,414	VRX Escrow Corp. (Pharmaceuticals), Callable 4/15/20 @ 103.06 (a)	6.13		4/15/25	3,380

	Total Yankee Dollars				84,455

Shares

	Exchange-Traded Fund — 5.48%

416,956	iShares iBoxx $ High Yield Corporate Bond Fund				36,054

	Total Exchange-Traded Fund				36,054

	Investment Companies — 2.99%

2,393,843	Federated Treasury Obligations Fund, Institutional Shares ^^	2.29	(e)		2,394

16,705,679	State Street Institutional Treasury Plus Money Market Fund, Premier Class	2.30	(e)		16,705

588,588	State Street Institutional Treasury Plus Money Market Fund, Trust Class	2.30	(e)		589

	Total Investment Companies				19,688

Principal Amount (000)

	Repurchase Agreement — 1.30%

$8,553	Jefferies LLC (Purchased on 3/29/19, proceeds at maturity $8,555,145 collateralized by U.S. Treasury Obligations, 2.40% - 2.97%, 8/15/19 - 2/15/47 fair value $8,724,358)^^	2.60		4/1/19	8,553

	Total Repurchase Agreement				8,553

	Total Investments (cost $641,810) — 99.90%				657,092

	Other assets in excess of liabilities — 0.10%				643

	Net Assets — 100.00%				$657,735

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

^	All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019, was $9,441 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.

(a)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on March 31, 2019.

(c)	Variable Rate Security. The rate disclosed is the rate in effect on March 31, 2019.

(d)	A perpetual bond is one with no maturity date that pays a fixed interest rate until the bond insurance is terminated.

(e)	The rate disclosed is the rate in effect on March 31, 2019.

bps — Basis Points

LIBOR06 — 6 Month US Dollar LIBOR

ULC — Unlimited Liability Co.

US0001M — 1 Month US Dollar LIBOR

US0003M — 3 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2019.

The Fixed Income Opportunity Portfolio	Fort Washington Investment Advisors, Inc.	Parametric Portfolio Associates, LLC	Western Asset Management Company, Ltd.	Total

Asset Backed Securities	—	—	1.90%	1.90%

Collateralized Mortgage Obligations	—	—	19.52%	19.52%

U.S. Government Agency Mortgages	—	—	4.09%	4.09%

Corporate Bonds	51.47%	—	0.31%	51.78%

Yankee Dollars	12.84%	—	—	12.84%

Exchange-Traded Fund	—	5.48%	—	5.48%

Investment Companies	0.36%	2.63%	—	2.99%

Repurchase Agreement	1.30%	—	—	1.30%

Other Assets (Liabilities)	-0.37%	0.02%	0.45%	0.10%

Total Net Assets	65.60%	8.13%	26.27%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)

5-Year US Treasury Note Future	215	6/28/19	$24,903	$115

90-Day Euro$ Future	663	12/16/19	161,722	(26)

Ultra Long Term US Treasury Bond Future	34	6/19/19	5,712	78

			$192,337	$167

Futures Contracts Sold^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)

10-Year US Treasury Note Future	72	6/19/19	$8,944	$(152)

10-Year US Treasury Note Future	114	6/19/19	15,137	(340)

30-Year US Treasury Bond Future	20	6/19/19	2,993	(83)

			$27,074	$(575)

	Total Unrealized Appreciation			$193
	Total Unrealized Depreciation			(601)

	Total Net Unrealized Appreciation/(Depreciation)			$(408)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Securities — 3.05%

$300	Fannie Mae	1.13	7/26/19	$299

350	Fannie Mae	1.38	10/7/21	342

260	Fannie Mae	1.50	6/22/20	257

350	Fannie Mae	1.88	9/24/26	335

400	Fannie Mae	2.00	10/5/22	396

400	Fannie Mae	2.00	1/5/22	397

150	Fannie Mae	2.13	4/24/26	147

250	Fannie Mae	2.63	9/6/24	254

95	Fannie Mae	6.25	5/15/29	125

160	Fannie Mae	6.63	11/15/30	220

180	Fannie Mae	7.25	5/15/30	257

50	Federal Farm Credit Bank, Callable 4/12/19 @ 100.00	1.58	2/17/21	49

500	Federal Home Loan Bank	1.13	7/14/21	487

500	Federal Home Loan Bank	1.38	9/28/20	493

500	Federal Home Loan Bank	1.38	2/18/21	491

50	Federal Home Loan Bank	2.13	3/10/23	50

75	Federal Home Loan Bank, Callable 1/29/20 @ 100.00	2.25	1/29/21	75

100	Federal Home Loan Bank, Callable 6/29/19 @ 100.00	2.51	12/29/22	100

100	Federal Home Loan Bank	2.63	10/1/20	100

500	Federal Home Loan Bank	2.63	5/28/20	501

160	Federal Home Loan Bank	2.88	9/11/20	161

150	Federal Home Loan Bank	2.88	9/13/24	154

500	Federal Home Loan Bank	3.00	10/12/21	508

300	Federal Home Loan Bank	3.38	9/8/23	314

180	Federal Home Loan Bank	5.25	12/11/20	189

65	Federal Home Loan Bank	5.50	7/15/36	87

200	Freddie Mac	1.38	5/1/20	198

250	Freddie Mac	1.40	8/22/19	249

500	Freddie Mac	1.88	11/17/20	496

350	Freddie Mac	2.38	1/13/22	351

150	Freddie Mac	6.25	7/15/32	207

180	Freddie Mac	6.75	3/15/31	252

110	Tennessee Valley Authority	4.70	7/15/33	131

85	Tennessee Valley Authority	5.25	9/15/39	110

100	Tennessee Valley Authority	5.88	4/1/36	134

190	Tennessee Valley Authority	6.15	1/15/38	265

	Total U.S. Government Agency Securities			9,181

	U.S. Treasury Obligations — 96.13%

1,460	U.S. Treasury Bond	2.25	8/15/46	1,305

1,550	U.S. Treasury Bond	2.50	5/15/46	1,460

1,135	U.S. Treasury Bond	2.50	2/15/46	1,070

1,015	U.S. Treasury Bond	2.50	2/15/45	960

1,110	U.S. Treasury Bond	2.75	8/15/47	1,097

837	U.S. Treasury Bond	2.75	8/15/42	835

671	U.S. Treasury Bond	2.75	11/15/42	669

1,520	U.S. Treasury Bond	2.75	11/15/47	1,502

1,980	U.S. Treasury Bond	2.88	8/15/45	2,011

1,116	U.S. Treasury Bond	2.88	5/15/43	1,135

955	U.S. Treasury Bond	2.88	11/15/46	969

1,520	U.S. Treasury Bond	3.00	2/15/48	1,576

1,925	U.S. Treasury Bond	3.00	5/15/47	2,000

1,615	U.S. Treasury Bond	3.00	11/15/44	1,678

1,050	U.S. Treasury Bond	3.00	2/15/49	1,090

1,260	U.S. Treasury Bond	3.00	5/15/45	1,310

1,470	U.S. Treasury Bond	3.00	11/15/45	1,529

389	U.S. Treasury Bond	3.00	5/15/42	406

2,295	U.S. Treasury Bond	3.00	8/15/48	2,381

2,005	U.S. Treasury Bond	3.00	2/15/47	2,085

1,505	U.S. Treasury Bond	3.13	5/15/48	1,600

416	U.S. Treasury Bond	3.13	11/15/41	443

1,647	U.S. Treasury Bond	3.13	2/15/43	1,749

425	U.S. Treasury Bond	3.13	2/15/42	453

1,580	U.S. Treasury Bond	3.13	8/15/44	1,679

1,130	U.S. Treasury Bond	3.38	5/15/44	1,252

700	U.S. Treasury Bond	3.38	11/15/48	781

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$730	U.S. Treasury Bond	3.50	2/15/39	$829

1,280	U.S. Treasury Bond	3.63	2/15/44	1,476

1,500	U.S. Treasury Bond	3.63	8/15/43	1,727

730	U.S. Treasury Bond	3.75	8/15/41	856

1,345	U.S. Treasury Bond	3.75	11/15/43	1,580

685	U.S. Treasury Bond	3.88	8/15/40	817

540	U.S. Treasury Bond	4.25	11/15/40	678

225	U.S. Treasury Bond	4.25	5/15/39	282

300	U.S. Treasury Bond	4.38	11/15/39	382

363	U.S. Treasury Bond	4.38	5/15/40	463

530	U.S. Treasury Bond	4.38	2/15/38	672

546	U.S. Treasury Bond	4.38	5/15/41	698

425	U.S. Treasury Bond	4.50	8/15/39	550

325	U.S. Treasury Bond	4.50	2/15/36	412

255	U.S. Treasury Bond	4.50	5/15/38	328

673	U.S. Treasury Bond	4.63	2/15/40	885

825	U.S. Treasury Bond	4.75	2/15/41	1,106

70	U.S. Treasury Bond	4.75	2/15/37	92

235	U.S. Treasury Bond	5.00	5/15/37	318

282	U.S. Treasury Bond	5.25	11/15/28	350

760	U.S. Treasury Bond	5.25	2/15/29	949

299	U.S. Treasury Bond	5.38	2/15/31	389

85	U.S. Treasury Bond	6.00	2/15/26	105

235	U.S. Treasury Bond	6.13	11/15/27	303

150	U.S. Treasury Bond	6.13	8/15/29	201

320	U.S. Treasury Bond	6.25	5/15/30	439

197	U.S. Treasury Bond	6.25	8/15/23	230

100	U.S. Treasury Bond	6.38	8/15/27	130

218	U.S. Treasury Bond	6.50	11/15/26	281

200	U.S. Treasury Bond	6.75	8/15/26	260

100	U.S. Treasury Bond	7.25	8/15/22	116

295	U.S. Treasury Bond	7.63	2/15/25	381

7	U.S. Treasury Bond	7.88	2/15/21	8

400	U.S. Treasury Bond	8.00	11/15/21	458

110	U.S. Treasury Bond	8.13	8/15/21	125

1,400	U.S. Treasury Note	1.13	8/31/21	1,363

1,870	U.S. Treasury Note	1.13	2/28/21	1,829

1,075	U.S. Treasury Note	1.13	4/30/20	1,061

1,400	U.S. Treasury Note	1.13	9/30/21	1,363

1,855	U.S. Treasury Note	1.13	6/30/21	1,810

1,885	U.S. Treasury Note	1.13	7/31/21	1,837

850	U.S. Treasury Note	1.25	10/31/21	829

1,870	U.S. Treasury Note	1.25	3/31/21	1,833

930	U.S. Treasury Note	1.25	7/31/23	892

1,000	U.S. Treasury Note	1.38	10/31/20	985

1,178	U.S. Treasury Note	1.38	9/30/20	1,161

1,120	U.S. Treasury Note	1.38	8/31/20	1,104

1,585	U.S. Treasury Note	1.38	4/30/21	1,556

1,610	U.S. Treasury Note	1.38	5/31/20	1,591

1,230	U.S. Treasury Note	1.38	8/31/23	1,186

965	U.S. Treasury Note	1.38	4/30/20	955

890	U.S. Treasury Note	1.38	9/15/20	878

1,470	U.S. Treasury Note	1.38	5/31/21	1,442

1,425	U.S. Treasury Note	1.38	6/30/23	1,376

1,235	U.S. Treasury Note	1.38	9/30/23	1,190

1,100	U.S. Treasury Note	1.50	1/31/22	1,078

1,115	U.S. Treasury Note	1.50	3/31/23	1,084

1,705	U.S. Treasury Note	1.50	6/15/20	1,687

1,350	U.S. Treasury Note	1.50	2/28/23	1,313

1,800	U.S. Treasury Note	1.50	8/15/26	1,699

905	U.S. Treasury Note	1.50	5/15/20	896

1,245	U.S. Treasury Note	1.50	5/31/20	1,232

680	U.S. Treasury Note	1.50	8/15/20	672

715	U.S. Treasury Note	1.50	7/15/20	707

1,900	U.S. Treasury Note	1.63	6/30/20	1,882

1,770	U.S. Treasury Note	1.63	7/31/20	1,752

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$1,200	U.S. Treasury Note	1.63	8/31/22	$1,176

1,250	U.S. Treasury Note	1.63	5/31/23	1,220

2,080	U.S. Treasury Note	1.63	2/15/26	1,989

1,540	U.S. Treasury Note	1.63	8/15/22	1,510

810	U.S. Treasury Note	1.63	4/30/23	791

1,000	U.S. Treasury Note	1.63	10/15/20	989

1,780	U.S. Treasury Note	1.63	11/30/20	1,760

877	U.S. Treasury Note	1.63	11/15/22	859

1,200	U.S. Treasury Note	1.63	10/31/23	1,168

2,580	U.S. Treasury Note	1.63	5/15/26	2,462

1,603	U.S. Treasury Note	1.75	5/15/23	1,573

820	U.S. Treasury Note	1.75	3/31/22	809

1,350	U.S. Treasury Note	1.75	6/30/22	1,330

1,315	U.S. Treasury Note	1.75	10/31/20	1,303

1,395	U.S. Treasury Note	1.75	5/31/22	1,375

750	U.S. Treasury Note	1.75	11/15/20	743

910	U.S. Treasury Note	1.75	4/30/22	897

1,045	U.S. Treasury Note	1.75	2/28/22	1,031

750	U.S. Treasury Note	1.75	5/15/22	739

710	U.S. Treasury Note	1.75	9/30/22	699

915	U.S. Treasury Note	1.75	11/30/21	903

1,140	U.S. Treasury Note	1.75	12/31/20	1,129

700	U.S. Treasury Note	1.75	1/31/23	688

625	U.S. Treasury Note	1.88	11/30/21	619

925	U.S. Treasury Note	1.88	2/28/22	916

1,530	U.S. Treasury Note	1.88	8/31/24	1,500

850	U.S. Treasury Note	1.88	3/31/22	842

1,000	U.S. Treasury Note	1.88	1/31/22	990

1,000	U.S. Treasury Note	1.88	4/30/22	990

850	U.S. Treasury Note	1.88	10/31/22	840

420	U.S. Treasury Note	1.88	6/30/20	417

930	U.S. Treasury Note	1.88	7/31/22	919

875	U.S. Treasury Note	1.88	8/31/22	865

1,765	U.S. Treasury Note	1.88	5/31/22	1,746

1,280	U.S. Treasury Note	1.88	12/15/20	1,270

910	U.S. Treasury Note	1.88	9/30/22	900

1,538	U.S. Treasury Note	2.00	2/15/23	1,525

938	U.S. Treasury Note	2.00	2/15/22	932

800	U.S. Treasury Note	2.00	9/30/20	796

700	U.S. Treasury Note	2.00	5/31/21	696

2,155	U.S. Treasury Note	2.00	2/15/25	2,121

2,140	U.S. Treasury Note	2.00	11/15/26	2,089

900	U.S. Treasury Note	2.00	10/31/22	893

2,350	U.S. Treasury Note	2.00	11/30/22	2,332

1,000	U.S. Treasury Note	2.00	10/31/21	994

1,360	U.S. Treasury Note	2.00	4/30/24	1,344

670	U.S. Treasury Note	2.00	1/15/21	666

1,050	U.S. Treasury Note	2.00	11/30/20	1,044

840	U.S. Treasury Note	2.00	7/31/22	834

1,675	U.S. Treasury Note	2.00	5/31/24	1,655

2,895	U.S. Treasury Note	2.00	8/15/25	2,844

1,110	U.S. Treasury Note	2.00	11/15/21	1,103

1,000	U.S. Treasury Note	2.00	8/31/21	994

500	U.S. Treasury Note	2.00	2/28/21	497

660	U.S. Treasury Note	2.00	7/31/20	657

1,325	U.S. Treasury Note	2.00	6/30/24	1,308

1,000	U.S. Treasury Note	2.00	12/31/21	994

1,115	U.S. Treasury Note	2.13	7/31/24	1,108

785	U.S. Treasury Note	2.13	9/30/21	783

750	U.S. Treasury Note	2.13	1/31/21	748

1,400	U.S. Treasury Note	2.13	11/30/23	1,393

1,315	U.S. Treasury Note	2.13	9/30/24	1,305

800	U.S. Treasury Note	2.13	12/31/21	798

1,000	U.S. Treasury Note	2.13	6/30/21	997

1,220	U.S. Treasury Note	2.13	8/15/21	1,216

875	U.S. Treasury Note	2.13	3/31/24	871

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$745	U.S. Treasury Note	2.13	11/30/24	$739

895	U.S. Treasury Note	2.13	2/29/24	890

600	U.S. Treasury Note	2.13	8/31/20	598

2,680	U.S. Treasury Note	2.13	12/31/22	2,670

2,660	U.S. Treasury Note	2.13	5/15/25	2,634

945	U.S. Treasury Note	2.13	6/30/22	942

1,680	U.S. Treasury Note	2.25	12/31/24	1,678

1,900	U.S. Treasury Note	2.25	8/15/27	1,883

1,100	U.S. Treasury Note	2.25	3/31/26	1,096

1,015	U.S. Treasury Note	2.25	10/31/24	1,014

1,555	U.S. Treasury Note	2.25	3/31/21	1,555

1,845	U.S. Treasury Note	2.25	11/15/27	1,827

1,955	U.S. Treasury Note	2.25	11/15/24	1,952

1,875	U.S. Treasury Note	2.25	11/15/25	1,867

950	U.S. Treasury Note	2.25	12/31/23	950

785	U.S. Treasury Note	2.25	7/31/21	785

810	U.S. Treasury Note	2.25	1/31/24	810

2,900	U.S. Treasury Note	2.25	2/15/27	2,881

1,605	U.S. Treasury Note	2.25	4/30/21	1,604

735	U.S. Treasury Note	2.25	2/15/21	734

2,675	U.S. Treasury Note	2.38	8/15/24	2,690

700	U.S. Treasury Note	2.38	12/31/20	701

1,305	U.S. Treasury Note	2.38	3/15/22	1,311

1,375	U.S. Treasury Note	2.38	2/29/24	1,385

815	U.S. Treasury Note	2.38	3/15/21	816

1,715	U.S. Treasury Note	2.38	4/15/21	1,718

2,560	U.S. Treasury Note	2.38	5/15/27	2,565

1,750	U.S. Treasury Note	2.38	1/31/23	1,760

400	U.S. Treasury Note	2.38	4/30/20	400

1,275	U.S. Treasury Note	2.50	2/15/22	1,285

850	U.S. Treasury Note	2.50	2/28/26	860

1,345	U.S. Treasury Note	2.50	2/28/21	1,350

990	U.S. Treasury Note	2.50	3/31/23	1,000

995	U.S. Treasury Note	2.50	6/30/20	996

1,255	U.S. Treasury Note	2.50	1/15/22	1,264

1,370	U.S. Treasury Note	2.50	8/15/23	1,385

940	U.S. Treasury Note	2.50	5/31/20	941

2,105	U.S. Treasury Note	2.50	5/15/24	2,130

1,500	U.S. Treasury Note	2.50	12/31/20	1,505

700	U.S. Treasury Note	2.50	1/31/25	708

1,320	U.S. Treasury Note	2.50	1/31/21	1,325

1,100	U.S. Treasury Note	2.50	1/31/24	1,113

2,353	U.S. Treasury Note	2.63	11/15/20	2,364

1,500	U.S. Treasury Note	2.63	6/30/23	1,524

960	U.S. Treasury Note	2.63	7/15/21	968

935	U.S. Treasury Note	2.63	6/15/21	943

1,020	U.S. Treasury Note	2.63	7/31/20	1,023

985	U.S. Treasury Note	2.63	2/28/23	1,000

1,060	U.S. Treasury Note	2.63	12/31/25	1,081

1,050	U.S. Treasury Note	2.63	8/31/20	1,054

1,820	U.S. Treasury Note	2.63	2/15/29	1,855

1,377	U.S. Treasury Note	2.63	8/15/20	1,382

1,260	U.S. Treasury Note	2.63	12/15/21	1,273

700	U.S. Treasury Note	2.63	12/31/23	712

750	U.S. Treasury Note	2.63	3/31/25	764

885	U.S. Treasury Note	2.63	5/15/21	891

1,055	U.S. Treasury Note	2.63	1/31/26	1,076

1,250	U.S. Treasury Note	2.75	9/30/20	1,257

1,010	U.S. Treasury Note	2.75	9/15/21	1,022

910	U.S. Treasury Note	2.75	8/31/25	934

2,135	U.S. Treasury Note	2.75	5/31/23	2,179

1,075	U.S. Treasury Note	2.75	8/31/23	1,098

990	U.S. Treasury Note	2.75	8/15/21	1,001

1,320	U.S. Treasury Note	2.75	11/30/20	1,329

1,050	U.S. Treasury Note	2.75	7/31/23	1,072

980	U.S. Treasury Note	2.75	4/30/23	1,000

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$885	U.S. Treasury Note	2.75		2/28/25	$908

2,120	U.S. Treasury Note	2.75		2/15/28	2,182

1,897	U.S. Treasury Note	2.75		11/15/23	1,939

875	U.S. Treasury Note	2.75		6/30/25	898

2,165	U.S. Treasury Note	2.75		2/15/24	2,216

1,000	U.S. Treasury Note	2.88		11/30/23	1,029

1,085	U.S. Treasury Note	2.88		11/30/25	1,123

1,255	U.S. Treasury Note	2.88		11/15/21	1,275

1,105	U.S. Treasury Note	2.88		10/31/23	1,136

875	U.S. Treasury Note	2.88		7/31/25	905

1,300	U.S. Treasury Note	2.88		10/31/20	1,311

1,020	U.S. Treasury Note	2.88		10/15/21	1,036

1,500	U.S. Treasury Note	2.88		9/30/23	1,541

3,055	U.S. Treasury Note	2.88		8/15/28	3,178

1,005	U.S. Treasury Note	2.88		5/31/25	1,038

1,920	U.S. Treasury Note	2.88		5/15/28	1,996

815	U.S. Treasury Note	2.88		4/30/25	842

895	U.S. Treasury Note	3.00		9/30/25	932

700	U.S. Treasury Note	3.13		5/15/21	712

2,180	U.S. Treasury Note	3.13		11/15/28	2,315

880	U.S. Treasury Note	3.13		10/31/25	917

840	U.S. Treasury Note	3.50		5/15/20	850

1,632	U.S. Treasury Note	3.63		2/15/21	1,671

400	U.S. Treasury Note	5.50		8/15/28	504

	Total U.S. Treasury Obligations				289,211

	Yankee Dollar — 0.04%

115	AID-Israel (Sovereign Bond)	5.50		9/18/23	130

	Total Yankee Dollar				130

Shares

	Investment Company — 0.18%

548,173	State Street Institutional Treasury Plus Money Market Fund, Premier Class	2.30	(a)		548

	Total Investment Company				548

	Total Investments (cost $294,350) — 99.40%				299,070
	Other assets in excess of liabilities — 0.60%				1,794

	Net Assets — 100.00%				$300,864

(a)	The rate disclosed is the rate in effect on March 31, 2019.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2019.

The U.S. Government Fixed Income Securities Portfolio	Mellon Investments Corporation*	HC Capital Solutions	Total

U.S. Government Agency Securities	3.05%	—	3.05%

U.S. Treasury Obligations	96.13%	—	96.13%

Yankee Dollar	0.04%	—	0.04%

Investment Company	—	0.18%	0.18%

Other Assets (Liabilities)	0.60%	0.00%	0.60%

Total Net Assets	99.82%	0.18%	100.00%

*	Formerly BNY Mellon Asset Management North America Corporation.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Inflation Protected Securities Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	U.S. Treasury Obligations — 98.66%

$4,414	U.S. Treasury Inflation Index Bond	0.63		2/15/43	$4,158

10,594	U.S. Treasury Inflation Index Bond	0.75		7/15/28	10,836

7,422	U.S. Treasury Inflation Index Bond	0.75		2/15/45	7,143

5,972	U.S. Treasury Inflation Index Bond	0.75		2/15/42	5,822

5,348	U.S. Treasury Inflation Index Bond	0.88		2/15/47	5,300

2,416	U.S. Treasury Inflation Index Bond	1.00		2/15/49	2,482

5,238	U.S. Treasury Inflation Index Bond	1.00		2/15/48	5,358

5,453	U.S. Treasury Inflation Index Bond	1.00		2/15/46	5,565

6,658	U.S. Treasury Inflation Index Bond	1.38		2/15/44	7,366

5,067	U.S. Treasury Inflation Index Bond	1.75		1/15/28	5,598

6,290	U.S. Treasury Inflation Index Bond	2.00		1/15/26	6,941

3,396	U.S. Treasury Inflation Index Bond	2.13		2/15/41	4,264

2,671	U.S. Treasury Inflation Index Bond	2.13		2/15/40	3,335

5,063	U.S. Treasury Inflation Index Bond	2.38		1/15/27	5,791

8,638	U.S. Treasury Inflation Index Bond	2.38		1/15/25	9,595

4,889	U.S. Treasury Inflation Index Bond	2.50		1/15/29	5,796

1,969	U.S. Treasury Inflation Index Bond	3.38		4/15/32	2,654

4,265	U.S. Treasury Inflation Index Bond	3.63		4/15/28	5,416

5,190	U.S. Treasury Inflation Index Bond	3.88		4/15/29	6,860

13,022	U.S. Treasury Inflation Index Note	0.13		1/15/22	12,920

13,430	U.S. Treasury Inflation Index Note	0.13		7/15/22	13,362

13,489	U.S. Treasury Inflation Index Note	0.13		1/15/23	13,339

13,745	U.S. Treasury Inflation Index Note	0.13		4/15/22	13,606

13,118	U.S. Treasury Inflation Index Note	0.13		7/15/24	12,958

11,097	U.S. Treasury Inflation Index Note	0.13		7/15/26	10,858

16,163	U.S. Treasury Inflation Index Note	0.13		4/15/20	16,089

14,104	U.S. Treasury Inflation Index Note	0.13		4/15/21	13,994

13,151	U.S. Treasury Inflation Index Note	0.25		1/15/25	13,016

13,385	U.S. Treasury Inflation Index Note	0.38		7/15/23	13,422

11,007	U.S. Treasury Inflation Index Note	0.38		1/15/27	10,913

10,882	U.S. Treasury Inflation Index Note	0.38		7/15/27	10,804

13,137	U.S. Treasury Inflation Index Note	0.38		7/15/25	13,132

10,787	U.S. Treasury Inflation Index Note	0.50		1/15/28	10,768

13,345	U.S. Treasury Inflation Index Note	0.63		1/15/24	13,478

13,462	U.S. Treasury Inflation Index Note	0.63		4/15/23	13,560

11,798	U.S. Treasury Inflation Index Note	0.63		7/15/21	11,904

11,832	U.S. Treasury Inflation Index Note	0.63		1/15/26	11,970

7,222	U.S. Treasury Inflation Index Note	0.88		1/15/29	7,458

11,114	U.S. Treasury Inflation Index Note	1.13		1/15/21	11,257

9,715	U.S. Treasury Inflation Index Note	1.25		7/15/20	9,859

	Total U.S. Treasury Obligations				368,947

Shares

	Investment Company — 1.17%

4,375,544	State Street Institutional Treasury Plus Money Market Fund, Premier Class	2.30	(a)		4,376

	Total Investment Company				4,376

	Total Investments (cost $368,478) — 99.83%				373,323

	Other assets in excess of liabilities — 0.17%				630

	Net Assets — 100.00%				$373,953

(a)	The rate disclosed is the rate in effect on March 31, 2019.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2019.

The Inflation Protected Securities Portfolio	Mellon Investments Corporation*	HC Capital Solutions	Total

U.S. Treasury Obligations	98.66%	—	98.66%

Investment Company	0.01%	1.16%	1.17%

Other Assets (Liabilities)	0.17%	0.00%	0.17%

Total Net Assets	98.84%	1.16%	100.00%

*	Formerly BNY Mellon Asset Management North America Corporation.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds — 80.75%

$2,679	Abbott Laboratories (Health Care Equipment & Supplies), Callable 8/30/26 @ 100.00	3.75	11/30/26	$2,784

989	AbbVie, Inc. (Biotechnology)	4.40	11/6/42	919

2,205	AbbVie, Inc. (Biotechnology), Callable 11/14/34 @ 100.00	4.50	5/14/35	2,163

530	Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00	3.70	12/1/47	518

155	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15	8/15/44	160

3,375	American Express Co. (Consumer Finance), Callable 7/1/22 @ 100.00	2.50	8/1/22	3,337

180	American Express Co. (Consumer Finance), Callable 1/27/23 @ 100.00	3.40	2/27/23	183

3,990	Ameriprise Financial, Inc. (Capital Markets)	3.70	10/15/24	4,126

540	Ameriprise Financial, Inc. (Capital Markets)	4.00	10/15/23	566

1,715	Amgen, Inc. (Biotechnology), Callable 4/11/22 @ 100.00	2.65	5/11/22	1,710

2,235	Amgen, Inc. (Biotechnology), Callable 2/1/25 @ 100.00	3.13	5/1/25	2,251

275	Amgen, Inc. (Biotechnology), Callable 5/15/41 @ 100.00	5.15	11/15/41	297

1,408	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/5/26 @ 100.00	3.50	12/5/26	1,397

2,630	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/15/25 @ 100.00	3.90	12/15/25	2,680

1,066	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/35 @ 100.00	4.70	2/1/36	1,066

1,910	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90	2/1/46	1,920

1,850	Anheuser-Busch InBev N.V. (Beverages), Callable 8/1/35 @ 100.00	4.70	2/1/36	1,851

1,730	Anthem, Inc. (Health Care Providers & Services)	3.13	5/15/22	1,745

485	Anthem, Inc. (Health Care Providers & Services)	3.30	1/15/23	491

1,245	Anthem, Inc. (Health Care Providers & Services), Callable 9/1/27 @ 100.00	3.65	12/1/27	1,243

1,035	Anthem, Inc. (Health Care Providers & Services), Callable 5/15/21 @ 100.00	3.70	8/15/21	1,054

790	Anthem, Inc. (Health Care Providers & Services)	4.63	5/15/42	817

2,410	Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @ 100.00	4.65	2/23/46	2,728

750	Archer-Daniels-Midland Co., Class C (Food Products)	4.02	4/16/43	764

1,065	AT&T, Inc. (Diversified Telecommunication Services)	3.80	3/15/22	1,093

4,610	AT&T, Inc. (Diversified Telecommunication Services), Callable 1/1/24 @ 100.00	4.45	4/1/24	4,826

1,730	AT&T, Inc. (Diversified Telecommunication Services)	5.35	9/1/40	1,820

585	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	627

265	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	277

355	Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00	4.15	1/15/43	368

9,553	Bank of America Corp., MTN (Banks)	3.88	8/1/25	9,896

1,358	Bank One Corp. (Banks)	8.00	4/29/27	1,724

1,875	Berkshire Hathaway, Inc. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50	2/1/45	1,997

300	Bunge Limited Finance Corp. (Food Products), Callable 8/25/22 @ 100.00	3.00	9/25/22	299

1,510	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25	8/15/26	1,357

1,335	Capital One Financial Corp. (Consumer Finance), Callable 3/30/21 @ 100.00	3.45	4/30/21	1,351

4,800	Capital One Financial Corp. (Consumer Finance)	3.50	6/15/23	4,860

1,708	Capital One Financial Corp. (Consumer Finance)	4.75	7/15/21	1,782

600	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	761

555	Citigroup, Inc. (Banks), Callable 11/8/21 @ 100.00	2.90	12/8/21	555

7,220	Citigroup, Inc. (Banks)	3.40	5/1/26	7,183

695	Citigroup, Inc. (Banks)	4.50	1/14/22	725

835	Comcast Corp. (Media), Callable 9/1/37 @ 100.00	3.90	3/1/38	822

50	Comcast Corp. (Media)	4.65	7/15/42	54

2,185	Comcast Corp. (Media)	4.75	3/1/44	2,372

2,220	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	2,995

175	Consolidated Edison Company of New York, Inc., Series 2008-B (Multi-Utilities)	6.75	4/1/38	234

1,650	Constellation Brands, Inc. (Beverages)	4.75	11/15/24	1,764

765	Constellation Brands, Inc. (Beverages)	4.75	12/1/25	816

2,315	CSX Corp. (Road & Rail)	6.22	4/30/40	2,882

699	CVS Health Corp. (Health Care Providers & Services), Callable 9/1/22 @ 100.00	2.75	12/1/22	690

1,550	CVS Health Corp. (Health Care Providers & Services), Callable 2/9/23 @ 100.00	3.70	3/9/23	1,575

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$6,630	CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00	4.30	3/25/28	$6,724

980	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/22 @ 100.00	3.25	5/15/22	988

925	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/21 @ 100.00	4.00	7/15/21	944

1,765	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	1,960

315	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 9/15/25 @ 100.00	5.85	12/15/25	358

2,445	Digital Realty Trust LP (Equity Real Estate Investment Trusts), Callable 1/1/23 @ 100.00	2.75	2/1/23	2,396

1,830	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	1,859

200	Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00	4.25	12/15/41	212

635	Duke Energy Corp. (Electric Utilities), Callable 6/1/26 @ 100.00	2.65	9/1/26	605

965	Duke Energy Corp. (Electric Utilities), Callable 1/15/24 @ 100.00	3.75	4/15/24	996

660	Duke Energy Progress LLC (Electric Utilities), Callable 2/15/45 @ 100.00	4.20	8/15/45	692

1,495	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95	6/15/28	1,569

1,000	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 11/15/24 @ 100.00	3.75	2/15/25	1,030

2,782	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	2,958

995	FedEx Corp. (Air Freight & Logistics)	4.90	1/15/34	1,068

1,520	Fiserv, Inc. (IT Services), Callable 7/1/22 @ 100.00	3.50	10/1/22	1,540

1,195	Fiserv, Inc. (IT Services), Callable 3/1/25 @ 100.00	3.85	6/1/25	1,229

1,560	General Motors Financial Co. (Consumer Finance), Callable 2/1/21 @ 100.00	4.20	3/1/21	1,583

1,225	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	1,238

393	GlaxoSmithKline PLC (Diversified Financial Services)	6.38	5/15/38	521

3,640	Goldman Sachs Group, Inc. (Capital Markets), Callable 10/23/24 @ 100.00	3.50	1/23/25	3,630

2,420	Goldman Sachs Group, Inc. (Capital Markets)	5.25	7/27/21	2,542

1,485	Home Depot, Inc. (The) (Specialty Retail), Callable 3/15/40 @ 100.00	5.40	9/15/40	1,792

411	International Paper Co. (Containers & Packaging), Callable 11/15/21 @ 100.00	4.75	2/15/22	431

755	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	845

480	Interpublic Group of Companies, Inc. (Media)	4.00	3/15/22	490

2,130	Interpublic Group of Companies, Inc. (Media)	4.20	4/15/24	2,192

2,870	JPMorgan Chase & Co. (Banks), Callable 10/23/24 @ 100.00	3.13	1/23/25	2,874

1,736	JPMorgan Chase & Co. (Banks)	3.63	5/13/24	1,785

1,360	JPMorgan Chase & Co. (Banks)	4.35	8/15/21	1,407

1,500	JPMorgan Chase & Co. (Banks)	4.50	1/24/22	1,569

1,000	Lincoln National Corp. (Insurance), Callable 9/15/26 @ 100.00	3.63	12/12/26	1,006

85	Lincoln National Corp. (Insurance)	4.85	6/24/21	88

975	Lincoln National Corp. (Insurance)	7.00	6/15/40	1,293

1,305	Lockheed Martin Corp. (Aerospace & Defense), Callable 11/15/35 @ 100.00	4.50	5/15/36	1,416

295	LYB International Finance BV (Chemicals), Callable 9/15/43 @ 100.00	4.88	3/15/44	290

455	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45	6/1/27	436

1,380	Martin Marietta Materials, Inc. (Construction Materials), Callable 4/2/24 @ 100.00	4.25	7/2/24	1,432

1,200	Medtronic, Inc. (Health Care Equipment & Supplies)	4.38	3/15/35	1,311

670	MetLife, Inc. (Insurance)	3.00	3/1/25	672

745	MetLife, Inc. (Insurance)	5.70	6/15/35	896

3,475	Microsoft Corp. (Software), Callable 8/6/56 @ 100.00	4.50	2/6/57	4,003

2,679	MidAmerican Energy Holdings Co. (Multi-Utilities)	6.13	4/1/36	3,371

2,695	Morgan Stanley (Capital Markets)	2.63	11/17/21	2,681

3,940	Morgan Stanley (Capital Markets)	3.13	1/23/23	3,953

3,635	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 12/7/23 @ 100.00	2.95	2/7/24	3,652

2,625	Nucor Corp. (Metals & Mining), Callable 6/15/22 @ 100.00	4.13	9/15/22	2,744

1,074	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	1,224

2,132	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 6/16/26 @ 100.00	3.20	9/16/26	2,123
HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$380	Oracle Corp. (Software), Callable 11/15/44 @ 100.00	4.13	5/15/45	$388

1,535	Oracle Corp. (Software)	5.38	7/15/40	1,846

1,050	Pfizer, Inc. (Pharmaceuticals), Callable 3/15/38 @ 100.00	4.10	9/15/38	1,104

250	Philip Morris International, Inc. (Tobacco)	3.25	11/10/24	254

1,075	Philip Morris International, Inc. (Tobacco)	4.50	3/20/42	1,068

950	Principal Financial Group, Inc. (Insurance), Callable 2/15/25 @ 100.00	3.40	5/15/25	955

228	Procter & Gamble Co. (The) (Household Products)	9.36	1/1/21	242

1,457	Progress Energy, Inc. (Electric Utilities)	6.00	12/1/39	1,783

440	Prudential Financial, Inc., MTN (Insurance), Callable 12/27/27 @ 100.00	3.88	3/27/28	463

152	Prudential Financial, Inc. (Insurance)	6.63	6/21/40	199

265	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65	9/1/42	261

1,185	RELX Capital, Inc. (Professional Services), Callable 7/15/22 @ 100.00	3.13	10/15/22	1,195

2,005	RELX Capital, Inc. (Professional Services), Callable 2/16/23 @ 100.00	3.50	3/16/23	2,032

785	Rockwell Collins, Inc. (Aerospace & Defense), Callable 1/15/24 @ 100.00	3.20	3/15/24	785

1,244	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00	3.50	3/15/27	1,232

215	Roper Industries, Inc. (Industrial Conglomerates), Callable 8/15/22 @ 100.00	3.13	11/15/22	216

1,950	Roper Technologies, Inc. (Industrial Conglomerates), Callable 9/15/25 @ 100.00	3.85	12/15/25	1,992

1,185	Ryder System, Inc., MTN (Road & Rail), Callable 8/1/21 @ 100.00	2.25	9/1/21	1,168

1,405	Ryder System, Inc. (Road & Rail), Callable 2/1/22 @ 100.00	2.80	3/1/22	1,400

735	Ryder System, Inc. (Road & Rail), Callable 10/15/21 @ 100.00	3.45	11/15/21	742

375	Sherwin-Williams Co. (The) (Chemicals), Callable 5/1/25 @ 100.00	3.45	8/1/25	375

385	Southern Company Gas Capital Corp. (Electric Utilities), Callable 8/1/23 @ 100.00	2.45	10/1/23	374

695	Southwest Airlines Co. (Airlines), Callable 8/15/26 @ 100.00	3.00	11/15/26	672

966	Southwest Airlines Co., Series 2017-1 (Airlines)	6.15	2/1/24	1,018

3,371	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	3,385

1,225	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	1,144

2,101	SunTrust Banks, Inc. (Banks), Callable 12/27/21 @ 100.00	2.70	1/27/22	2,095

1,850	TCI Communications, Inc. (Media)	7.88	2/15/26	2,344

843	The Home Depot, Inc. (Specialty Retail)	5.88	12/16/36	1,062

2,200	The Sherwin-Williams Co. (Chemicals), Callable 4/1/24 @ 100.00	3.13	6/1/24	2,188

1,671	The Travelers Companies, Inc. (Insurance)	6.25	6/15/37	2,204

2,495	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 11/1/23 @ 100.00	4.15	2/1/24	2,609

1,285	Toyota Motor Credit Corp., MTN (Consumer Finance)	2.90	4/17/24	1,294

1,500	Union Pacific Corp. (Road & Rail), Callable 6/10/28 @ 100.00	3.95	9/10/28	1,574

135	United Parcel Service, Inc. (Air Freight & Logistics)	6.20	1/15/38	174

674	United Technologies Corp. (Aerospace & Defense)	4.50	6/1/42	697

810	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @ 100.00	4.63	11/15/41	888

835	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75	7/15/45	945

865	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	1,067

270	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 5/15/22 @ 100.00	3.25	8/15/22	272

1,300	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50	2/1/25	1,301

5,849	Verizon Communications, Inc. (Diversified Telecommunication Services), Callable 9/3/29 @ 100.00	4.02	12/3/29	6,044

1,227	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.01	8/21/54	1,315

820	Virginia Electric & Power Co. (Electric Utilities), Callable 2/15/43 @ 100.00	4.65	8/15/43	896

501	Walmart, Inc. (Food & Staples Retailing)	5.00	10/25/40	593

730	Walmart, Inc. (Food & Staples Retailing)	5.63	4/1/40	929

840	Walt Disney Co. (The) (Entertainment), Callable 3/15/44 @ 100.00	4.75	9/15/44	965

1,158	Walt Disney Co. (The) (Entertainment)	6.20	12/15/34	1,513

1,525	Wells Fargo & Co., MTN (Banks)	2.63	7/22/22	1,514

5,415	Wells Fargo & Co. (Banks)	3.00	2/19/25	5,356

423	Wells Fargo & Co. (Banks)	3.30	9/9/24	427

1,110	Wells Fargo & Co., MTN (Banks)	4.60	4/1/21	1,147

1,375	WestRock Co. (Containers & Packaging)	4.90	3/1/22	1,437

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Corporate Bonds (continued)

$340	Westvaco Corp. (Containers & Packaging)	8.20		1/15/30	$445

931	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75		8/1/37	1,302

	Total Corporate Bonds				245,983

	Yankee Dollars — 15.63%

600	America Movil SAB de CV (Wireless Telecommunication Services)	5.00		3/30/20	611

850	America Movil SAB de CV (Wireless Telecommunication Services)	6.13		11/15/37	1,050

1,007	Aptiv PLC (Auto Components), Callable 10/15/25 @ 100.00	4.25		1/15/26	1,038

1,800	Barclays PLC (Banks), Callable 1/10/22 @ 100.00	3.68		1/10/23	1,798

480	BHP Billiton Ltd. (Metals & Mining)	5.00		9/30/43	565

2,094	BP Capital Markets PLC (Diversified Financial Services)	3.54		11/4/24	2,157

1,246	British Telecommunications PLC (Diversified Telecommunication Services)	9.63		12/15/30	1,783

1,305	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	2.95		1/15/23	1,296

1,165	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 8/15/21 @ 100.00	3.45		11/15/21	1,178

850	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85		6/1/27	852

350	Canadian Pacific Railway Co. (Road & Rail), Callable 11/1/24 @ 100.00	2.90		2/1/25	343

2,390	Canadian Pacific Railway Co. (Road & Rail), Callable 12/15/22 @ 100.00	4.45		3/15/23	2,495

1,000	Coca-Cola European Partners PLC (Beverages), Callable 6/1/21 @ 100.00	4.50		9/1/21	1,024

1,106	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75	(a)	6/15/30	1,524

1,010	Diageo Capital PLC (Diversified Financial Services)	5.88		9/30/36	1,262

1,285	HSBC Holdings PLC (Banks)	4.00		3/30/22	1,325

500	HSBC Holdings PLC (Banks)	4.88		1/14/22	526

2,985	HSBC Holdings PLC (Banks)	5.10		4/5/21	3,111

500	HSBC Holdings PLC (Banks)	6.80		6/1/38	642

1,430	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	1,584

1,795	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	2,244

525	LYB International Finance II BV (Chemicals), Callable 12/2/26 @ 100.00	3.50		3/2/27	505

321	LyondellBasell Industries N.V. (Chemicals), Callable 8/26/54 @ 100.00	4.63		2/26/55	290

2,000	LyondellBasell Industries N.V. (Chemicals), Callable 1/15/24 @ 100.00	5.75		4/15/24	2,184

1,143	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	1,655

893	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.13		5/11/35	952

1,925	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38		12/15/38	2,616

1,145	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	1,352

831	Statoil ASA (Oil, Gas & Consumable Fuels)	7.75		6/15/23	989

513	Telefonica Emisiones SAU (Diversified Telecommunication Services)	5.13		4/27/20	525

540	Telefonica Emisiones SAU (Diversified Telecommunication Services)	5.46		2/16/21	565

745	Telefonica Emisiones SAU (Diversified Telecommunication Services)	7.05		6/20/36	907

685	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	2.50		8/1/22	679

2,610	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels), Callable 2/15/28 @ 100.00	4.25		5/15/28	2,725

1,040	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10		6/1/40	1,231

451	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.20		10/15/37	536

440	Vodafone Group PLC (Wireless Telecommunication Services)	5.00		5/30/38	435

946	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	1,051

	Total Yankee Dollars				47,605

Shares

	Investment Companies — 2.93%

2,860,564	State Street Institutional Treasury Money Market Fund, Premier Class	2.36	(b)		2,861

6,071,490	State Street Institutional Treasury Plus Money Market Fund, Premier Class	2.30	(b)		6,071

	Total Investment Companies				8,932

	Total Investments (cost $298,839) — 99.31%				302,520

	Other assets in excess of liabilities — 0.69%				2,089

	Net Assets — 100.00%				$304,609

(a)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate disclosed is the rate in effect at March 31, 2019.

(b)	The rate disclosed is the rate in effect on March 31, 2019.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

MTN — Medium Term Note

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2019.

The U.S. Corporate Fixed Income Securities Portfolio	Agincourt Capital Management, LLC	HC Capital Solutions	Total

Corporate Bonds	80.75%	—	80.75%

Yankee Dollars	15.63%	—	15.63%

Investment Companies	0.94%	1.99%	2.93%

Other Assets (Liabilities)	0.94%	-0.25%	0.69%

Total Net Assets	98.26%	1.74%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Asset Backed Securities — 1.62%

$200	Ally Auto Receivables Trust, Series 2018-3, Class A3, Callable 10/15/21 @ 100.00	3.00		1/17/23	$201

200	American Express Credit Account Master Trust, Series 2017-1, Class A	1.93		9/15/22	199

200	BMW Vehicle Owner Trust, Series 2016-A, Class A4, Callable 5/25/20 @ 100.00	1.37		12/27/22	198

200	BMW Vehicle Owner Trust, Series 2018-A, Class A4, Callable 12/25/21 @ 100.00	2.51		6/25/24	200

150	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4	1.99		7/17/23	149

125	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1	2.00		1/17/23	124

200	Capital One Multi-Asset Execution Trust, Series 2017-A3, Class A3	2.43		1/15/25	199

300	CarMax Auto Owner Trust, Series 2017-2, Class A4, Callable 6/15/21 @ 100.00	2.25		9/15/22	296

260	CarMax Auto Owner Trust, Series 2018-2, Class A3, Callable 3/15/22 @ 100.00	2.98		1/17/23	262

270	Chase Issuance Trust (CHAIT), Series 2015-A4, Class A	1.84		4/15/22	268

100	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1	2.88		1/23/23	101

100	Discover Card Execution Note Trust, Series 2017-A2, Class A2	2.39		7/15/24	100

350	Discover Card Execution Note Trust, Series 2018-A4, Class A4	3.11		1/16/24	353

156	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A4, Callable 12/16/21 @ 100.00	2.46		7/17/23	155

250	Nissan Auto Receivables Owner Trust, Series 2019-A, Class A3, Callable 3/15/23 @ 100.00	2.90		10/16/23	252

200	Synchrony Credit Card Master Note Trust, Series 2018-1, Class A	2.97		3/15/24	201

200	Toyota Auto Receivables Owner Trust, Series 2018-A, Class A4, Callable 12/15/21 @ 100.00	2.52		5/15/23	200

	Total Asset Backed Securities				3,458

	Collateralized Mortgage Obligations — 6.08%

250	Bank, Series 2017-BNK9, Class ASB	3.47		11/15/54	256

300	Bank, Series 2018-BN10, Class A5	3.69		2/15/61	310

200	Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class A2	3.12		2/15/50	201

100	Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class ASB	3.37		2/15/50	102

200	Benchmark Mortgage Trust, Series 2018-B6, Class A4	4.26		10/10/51	216

228	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.88		2/10/48	227

183	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5	3.14		2/10/48	184

100	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.31		4/10/49	102

100	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5	3.62		2/10/49	103

228	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62		7/10/47	235

183	Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.18		2/10/48	184

80	Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.35		2/10/48	81

256	Commercial Mortgage Trust, Series 2013-CR8, Class A5	3.61	(a)	6/10/46	264

100	Commercial Mortgage Trust, Series 2014-UBS4, Class AM	3.97		8/10/47	103

100	Commercial Mortgage Trust, Series 2013-CR11, Class B	5.13	(a)	8/10/50	107

200	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class ASB	3.31		11/15/49	203

500	CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A2	3.82		4/15/51	515

132	Fannie Mae-ACES, Series 2016-M6, Class A1	2.14		5/25/26	131

17	Fannie Mae-ACES, Series 2013-M14, Class APT	2.64	(a)	4/25/23	17

44	Fannie Mae-ACES, Series 2017-M8, Class A1	2.65		5/25/27	44

283	Fannie Mae-ACES, Series 2015-M3, Class A2	2.72		10/25/24	284

249	Fannie Mae-ACES, Series 2012-M1, Class A2	2.73		10/25/21	250

200	Fannie Mae-ACES, Series 2017-M7, Class A2	2.96		2/25/27	200

54	Fannie Mae-ACES, Series 2012-M4, Class 1A2	2.98		4/25/22	54

250	Fannie Mae-ACES, Series 2017-M11, Class A2	2.98		8/25/29	246

300	Fannie Mae-ACES, Series 2017-M12, Class A2	3.08	(a)	6/25/27	304

228	Fannie Mae-ACES, Series 2014-M9, Class A2	3.10	(a)	7/25/24	232

200	Fannie Mae-ACES, Series 2017 M15, Class ATS2	3.14	(a)	11/25/27	202

46	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class A2	2.31		8/25/22	45

94	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K058, Class A1	2.34		7/25/26	92

183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K027, Class A2	2.64		1/25/23	183

350	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.67		3/25/26	348

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Collateralized Mortgage Obligations (continued)

$116	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87		12/25/21	$117

56	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02		2/25/23	56

365	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class A2	3.06		12/25/24	372

274	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K716, Class A2	3.13		6/25/21	277

183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2	3.31	(a)	5/25/23	188

183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.32		2/25/23	188

100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K047, Class A2, Callable 5/11/25 @ 100.00	3.33		5/25/25	103

500	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K077, Class A2	3.85		5/25/28	535

110	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87		4/25/21	113

205	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class A2	4.18		12/25/20	210

110	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010, Class A2	4.33		10/25/20	112

230	GS Mortgage Securities Trust, Series 2016-GS2, Class A3	2.79		5/10/49	226

100	GS Mortgage Securities Trust, Series 2017-GS5, Class A2	3.22		3/10/50	101

250	GS Mortgage Securities Trust, Series 2017-GS5, Class A4	3.67		3/10/50	259

100	GS Mortgage Securities Trust, Series 2018-GS10, Class A5	4.15	(a)	7/10/51	107

274	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24		8/10/46	288

137	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.64		11/15/47	141

183	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, Callable 7/15/24 @ 100.00	3.80		9/15/47	190

183	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A5	4.13		11/15/45	192

187	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83		10/15/45	187

100	Morgan Stanley BAML Trust, Series 2015-C21, Class ASB	3.15		3/15/48	101

183	Morgan Stanley BAML Trust, Series 2015-C20, Class A4	3.25		2/15/48	185

200	Morgan Stanley BAML Trust, Series 2014-C19, Class A4	3.53		12/15/47	205

200	Morgan Stanley BAML Trust, Series 2017-C33, Class A5	3.60		5/15/50	206

100	Morgan Stanley BAML Trust, Series 2014-C17, Class A5, Callable 7/11/24 @ 100.00	3.74		8/15/47	104

100	Morgan Stanley BAML Trust, Series 2014-C15, Class A4	4.05		4/15/47	105

200	Morgan Stanley Capital I Trust, Series 2017-H1, Class A4	3.26		6/15/50	201

183	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A4	3.59		3/15/49	188

100	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4	3.06		10/10/48	98

133	UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB	3.00		5/10/45	133

141	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4	3.53		5/10/63	145

500	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4	3.10		6/15/49	496

183	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4	3.66		9/15/58	189

124	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4	3.81		12/15/48	129

169	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5	3.82		8/15/50	176

142	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class C	4.07		2/15/48	139

159	WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class ASB	2.98		6/15/46	160

	Total Collateralized Mortgage Obligations				12,947

	U.S. Government Agency Mortgages — 88.69%

47	Fannie Mae, Pool #AY4232	2.00		5/1/30	46

237	Fannie Mae, Pool #AS1058	2.00		11/1/28	234

50	Fannie Mae, Pool #AS0001	2.00		7/1/28	49

102	Fannie Mae, Pool #MA2906	2.00		2/1/32	99

38	Fannie Mae, Pool #BJ4362	2.00		11/1/32	37

22	Fannie Mae, Pool #CA0052	2.00		7/1/32	21

24	Fannie Mae, Pool #MA1511	2.50		7/1/33	24

42	Fannie Mae, Pool #AS8437	2.50		12/1/36	41

57	Fannie Mae, Pool #MA2868	2.50		1/1/32	57

46	Fannie Mae, Pool #MA2888	2.50		1/1/47	44

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$22	Fannie Mae, Pool #MA2854	2.50	12/1/46	$21

20	Fannie Mae, Pool #MA2789	2.50	10/1/36	20

163	Fannie Mae, Pool #AS8892	2.50	2/1/32	162

335	Fannie Mae, Pool #MA3154	2.50	10/1/32	333

293	Fannie Mae, Pool #AO3019	2.50	5/1/27	293

117	Fannie Mae, Pool #AS8246	2.50	11/1/31	116

296	Fannie Mae, Pool #AP4742	2.50	8/1/27	295

48	Fannie Mae, Pool #MA1270	2.50	11/1/32	48

58	Fannie Mae, Pool #BJ3742	2.50	12/1/32	58

95	Fannie Mae, Pool #BJ3944	2.50	1/1/33	94

71	Fannie Mae, Pool #AS4660	2.50	3/1/30	71

206	Fannie Mae, Pool #AS4946	2.50	5/1/30	205

172	Fannie Mae, Pool #BE3032	2.50	1/1/32	171

38	Fannie Mae, Pool #AS0513	2.50	8/1/43	37

174	Fannie Mae, Pool #BC9041	2.50	11/1/31	173

86	Fannie Mae, Pool #AZ6458	2.50	7/1/30	86

20	Fannie Mae, Pool #AS8172	2.50	10/1/36	20

170	Fannie Mae, Pool #AB7391	2.50	12/1/42	166

205	Fannie Mae, Pool #AU2619	2.50	8/1/28	205

115	Fannie Mae, Pool #AU6387	2.50	11/1/28	115

326	Fannie Mae, Pool #MA1277	2.50	12/1/27	326

70	Fannie Mae, Pool #AT2717	2.50	5/1/43	69

159	Fannie Mae, Pool #AU5334	2.50	11/1/28	158

114	Fannie Mae, Pool #MA3217	2.50	12/1/32	114

594	Fannie Mae, Pool #MA3246	2.50	1/1/33	590

363	Fannie Mae, Pool #MA1210	2.50	10/1/27	363

89	Fannie Mae, Pool #MA3282	2.50	2/1/33	88

45	Fannie Mae, Pool #MA2087	3.00	11/1/34	45

88	Fannie Mae, Pool #MA3247	3.00	1/1/33	89

22	Fannie Mae, Pool #AL9848	3.00	3/1/47	22

290	Fannie Mae, Pool #AK0006	3.00	1/1/27	293

70	Fannie Mae, Pool #BK1015	3.00	2/1/33	70

42	Fannie Mae, Pool #MA3078	3.00	7/1/37	43

91	Fannie Mae, Pool #BJ2996	3.00	1/1/33	92

67	Fannie Mae, Pool #MA1338	3.00	2/1/33	68

44	Fannie Mae, Pool #MA3127	3.00	9/1/37	44

268	Fannie Mae, Pool #AK3302	3.00	3/1/27	272

40	Fannie Mae, Pool #AR7426	3.00	7/1/43	40

273	Fannie Mae, Pool #AS4884	3.00	5/1/45	272

347	Fannie Mae, Pool #AL9865	3.00	2/1/47	346

111	Fannie Mae, Pool #MA3339	3.00	4/1/33	112

61	Fannie Mae, Pool #BM1370	3.00	4/1/37	62

43	Fannie Mae, Pool #AS8056	3.00	10/1/46	43

250	Fannie Mae, Pool #AS7238	3.00	5/1/46	249

163	Fannie Mae, Pool #AS7908	3.00	9/1/46	163

61	Fannie Mae, Pool #AS4334	3.00	1/1/45	61

287	Fannie Mae, Pool #AS4333	3.00	1/1/45	287

121	Fannie Mae, Pool #MA3331	3.00	4/1/48	121

242	Fannie Mae, Pool #AS0196	3.00	8/1/28	245

200	Fannie Mae, Pool #MA3631	3.00	4/1/34	202

170	Fannie Mae, Pool #AS1527	3.00	1/1/29	172

89	Fannie Mae, Pool #MA3237	3.00	1/1/48	88

100	Fannie Mae, Pool #AS2312	3.00	5/1/29	101

195	Fannie Mae, Pool #MA3304	3.00	3/1/48	195

86	Fannie Mae, Pool #AL9996	3.00	4/1/32	87

633	Fannie Mae, Pool #AP6493	3.00	9/1/42	633

120	Fannie Mae, Pool #AQ3223	3.00	11/1/27	122

22	Fannie Mae, Pool #MA3100	3.00	8/1/37	22

348	Fannie Mae, Pool #MA2956	3.00	4/1/47	347

66	Fannie Mae, Pool #MA2579	3.00	4/1/36	67

95	Fannie Mae, Pool #MA2149	3.00	1/1/30	96

130	Fannie Mae, Pool #MA1527	3.00	8/1/33	132

243	Fannie Mae, Pool #MA2246	3.00	4/1/30	245

389	Fannie Mae, Pool #MA3106	3.00	8/1/47	388

112	Fannie Mae, Pool #MA2230	3.00	4/1/35	113

193	Fannie Mae, Pool #MA3147	3.00	10/1/47	192

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$41	Fannie Mae, Pool #MA2897	3.00	2/1/37	$42

259	Fannie Mae, Pool #MA2895	3.00	2/1/47	258

31	Fannie Mae, Pool #MA2287	3.00	6/1/35	31

257	Fannie Mae, Pool #MA2863	3.00	1/1/47	256

112	Fannie Mae, Pool #MA2425	3.00	10/1/30	113

251	Fannie Mae, Pool #MA2833	3.00	12/1/46	251

60	Fannie Mae, Pool #MA2832	3.00	12/1/36	61

114	Fannie Mae, Pool #MA2523	3.00	2/1/36	116

31	Fannie Mae, Pool #MA2065	3.00	10/1/34	32

1,144	Fannie Mae, Pool #AP6375	3.00	9/1/42	1,146

495	Fannie Mae, Pool #AP2465	3.00	8/1/42	496

67	Fannie Mae, Pool #MA3185	3.00	11/1/37	67

42	Fannie Mae, Pool #MA3218	3.00	12/1/32	43

670	Fannie Mae, Pool #AO0752	3.00	4/1/42	670

888	Fannie Mae, Pool #AQ7920	3.00	12/1/42	889

368	Fannie Mae, Pool #MA3082	3.00	7/1/47	367

296	Fannie Mae, Pool #BC9003	3.00	11/1/46	296

208	Fannie Mae, Pool #MA3179	3.00	11/1/47	208

236	Fannie Mae, Pool #MA2737	3.00	9/1/46	235

391	Fannie Mae, Pool #BD2446	3.00	1/1/47	389

112	Fannie Mae, Pool #MA2773	3.00	10/1/36	113

333	Fannie Mae, Pool #MA2806	3.00	11/1/46	331

42	Fannie Mae, Pool #MA2961	3.00	4/1/37	42

251	Fannie Mae, Pool #BD4225	3.00	11/1/46	250

132	Fannie Mae, Pool #MA1401	3.00	4/1/33	134

35	Fannie Mae, Pool #MA1058	3.00	5/1/32	36

88	Fannie Mae, Pool #BE3861	3.00	1/1/47	88

44	Fannie Mae, Pool #AZ4358	3.00	7/1/30	45

53	Fannie Mae, Pool #AT1575	3.00	5/1/43	53

318	Fannie Mae, Pool #AT0682	3.00	4/1/43	318

145	Fannie Mae, Pool #AS8186	3.00	10/1/46	145

74	Fannie Mae, Pool #AW8295	3.00	8/1/29	74

47	Fannie Mae, Pool #BE9547	3.00	4/1/47	47

292	Fannie Mae, Pool #AS8276	3.00	11/1/46	291

81	Fannie Mae, Pool #AS8424	3.00	12/1/36	82

81	Fannie Mae, Pool #AS8438	3.00	12/1/36	82

26	Fannie Mae, Pool #AX8309	3.00	11/1/29	27

88	Fannie Mae, Pool #AS8483	3.00	12/1/46	87

183	Fannie Mae, Pool #AS8521	3.00	12/1/46	182

242	Fannie Mae, Pool #AS8784	3.00	2/1/47	241

378	Fannie Mae, Pool #AS8414	3.00	11/1/46	377

321	Fannie Mae, Pool #AB8897	3.00	4/1/43	321

905	Fannie Mae, Pool #AB7099	3.00	11/1/42	906

13	Fannie Mae, Pool #BA0826	3.00	10/1/30	13

79	Fannie Mae, Pool #BC4276	3.00	4/1/46	78

198	Fannie Mae, Pool #AB4483	3.00	2/1/27	200

81	Fannie Mae, Pool #J24886	3.00	7/1/23	82

45	Fannie Mae, Pool #BA4786	3.00	2/1/31	45

88	Fannie Mae, Pool #BE4400	3.00	1/1/47	88

141	Fannie Mae, Pool #AW7383	3.00	8/1/29	143

186	Fannie Mae, Pool #AY4200	3.00	5/1/45	186

79	Fannie Mae, Pool #AS3117	3.00	8/1/29	80

295	Fannie Mae, Pool #BC4764	3.00	10/1/46	294

314	Fannie Mae, Pool #MA1307	3.00	1/1/33	318

124	Fannie Mae, Pool #AZ0538	3.00	9/1/30	125

278	Fannie Mae, Pool #AT7620	3.00	6/1/43	278

81	Fannie Mae, Pool #AU7890	3.00	9/1/28	82

197	Fannie Mae, Pool #BD5545	3.00	10/1/46	196

173	Fannie Mae, Pool #BE1901	3.00	12/1/46	173

269	Fannie Mae, Pool #AY4829	3.00	5/1/45	269

239	Fannie Mae, Pool #BD5787	3.00	9/1/46	238

216	Fannie Mae, Pool #AU3735	3.00	8/1/43	216

295	Fannie Mae, Pool #AT2014	3.00	4/1/43	295

367	Fannie Mae, Pool #MA3414	3.50	7/1/48	373

192	Fannie Mae, Pool #MA3462	3.50	9/1/33	196

16	Fannie Mae, Pool #AX0159	3.50	9/1/29	16

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$368	Fannie Mae, Pool #CA0487	3.50	10/1/47	$374

1,020	Fannie Mae, Pool #AB6017	3.50	8/1/42	1,042

99	Fannie Mae, Pool #MA2923	3.50	3/1/37	100

100	Fannie Mae, Pool #MA3597	3.50	2/1/49	101

369	Fannie Mae, Pool #MA3238	3.50	1/1/48	374

43	Fannie Mae, Pool #MA3152	3.50	10/1/37	44

180	Fannie Mae, Pool #MA3243	3.50	1/1/38	184

123	Fannie Mae, Pool #AO4647	3.50	6/1/42	126

50	Fannie Mae, Pool #BM5446	3.50	2/1/49	51

18	Fannie Mae, Pool #AL8776	3.50	7/1/46	19

414	Fannie Mae, Pool #MA3182	3.50	11/1/47	421

99	Fannie Mae, Pool #AE5487	3.50	10/1/25	101

199	Fannie Mae, Pool #MA3614	3.50	3/1/49	202

240	Fannie Mae, Pool #MA2125	3.50	12/1/44	245

197	Fannie Mae, Pool #MA3494	3.50	10/1/48	200

20	Fannie Mae, Pool #MA2909	3.50	2/1/37	20

29	Fannie Mae, Pool #AV6407	3.50	2/1/29	29

48	Fannie Mae, Pool #MA2495	3.50	1/1/46	49

42	Fannie Mae, Pool #MA3059	3.50	7/1/37	43

20	Fannie Mae, Pool #MA2996	3.50	5/1/37	21

49	Fannie Mae, Pool #CA0234	3.50	8/1/47	50

84	Fannie Mae, Pool #MA2389	3.50	9/1/35	86

277	Fannie Mae, Pool #MA2292	3.50	6/1/45	281

147	Fannie Mae, Pool #AU3742	3.50	8/1/43	150

228	Fannie Mae, Pool #MA1107	3.50	7/1/32	235

342	Fannie Mae, Pool #MA3026	3.50	6/1/47	347

176	Fannie Mae, Pool #MA1059	3.50	5/1/32	181

61	Fannie Mae, Pool #310139	3.50	11/1/25	62

22	Fannie Mae, Pool #MA1021	3.50	3/1/27	22

199	Fannie Mae, Pool #MA1982	3.50	8/1/34	204

211	Fannie Mae, Pool #MA1980	3.50	8/1/44	215

35	Fannie Mae, Pool #MA2692	3.50	7/1/36	36

375	Fannie Mae, Pool #MA3305	3.50	3/1/48	381

311	Fannie Mae, Pool #AU1635	3.50	7/1/43	317

290	Fannie Mae, Pool #MA3332	3.50	4/1/48	295

589	Fannie Mae, Pool #MA3520	3.50	10/1/48	599

1,070	Fannie Mae, Pool #AO2548	3.50	4/1/42	1,091

261	Fannie Mae, Pool #AS3133	3.50	8/1/44	267

213	Fannie Mae, Pool #AZ9576	3.50	12/1/45	217

276	Fannie Mae, Pool #BK9038	3.50	10/1/33	282

197	Fannie Mae, Pool #AO4385	3.50	6/1/42	202

99	Fannie Mae, Pool #BK9622	3.50	10/1/48	101

35	Fannie Mae, Pool #BM1231	3.50	11/1/31	36

100	Fannie Mae, Pool #AS5892	3.50	10/1/45	102

134	Fannie Mae, Pool #AS5319	3.50	7/1/45	137

145	Fannie Mae, Pool #BE5258	3.50	1/1/47	147

247	Fannie Mae, Pool #AS4771	3.50	4/1/45	251

124	Fannie Mae, Pool #AS4772	3.50	4/1/45	126

239	Fannie Mae, Pool #AS4773	3.50	4/1/45	243

210	Fannie Mae, Pool #AS5068	3.50	6/1/45	214

161	Fannie Mae, Pool #AS5696	3.50	8/1/45	164

162	Fannie Mae, Pool #AY3913	3.50	2/1/45	164

185	Fannie Mae, Pool #AS0024	3.50	7/1/43	189

219	Fannie Mae, Pool #AY4300	3.50	1/1/45	223

195	Fannie Mae, Pool #AY5303	3.50	3/1/45	199

229	Fannie Mae, Pool #AS7239	3.50	5/1/46	233

282	Fannie Mae, Pool #AS7388	3.50	6/1/46	287

339	Fannie Mae, Pool #AS7491	3.50	7/1/46	345

332	Fannie Mae, Pool #BM1568	3.50	7/1/47	341

137	Fannie Mae, Pool #BM2001	3.50	12/1/46	140

81	Fannie Mae, Pool #AY8856	3.50	9/1/45	83

292	Fannie Mae, Pool #AZ0862	3.50	7/1/45	297

433	Fannie Mae, Pool #BJ2692	3.50	4/1/48	439

165	Fannie Mae, Pool #AY3802	3.50	2/1/45	168

145	Fannie Mae, Pool #BJ0647	3.50	3/1/48	147

470	Fannie Mae, Pool #BH9277	3.50	2/1/48	477

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$32	Fannie Mae, Pool #AS2081	3.50		4/1/29	$33

366	Fannie Mae, Pool #BD2436	3.50		1/1/47	372

313	Fannie Mae, Pool #BD5046	3.50		2/1/47	318

261	Fannie Mae, Pool #AY1306	3.50		3/1/45	266

350	Fannie Mae, Pool #AL1717	3.50		5/1/27	359

205	Fannie Mae, Pool #AS6649	3.50		2/1/46	208

1,122	Fannie Mae, Pool #AK7497	3.50		4/1/42	1,147

384	Fannie Mae, Pool #AO3760	3.50		5/1/42	392

899	Fannie Mae, Pool #AO8137	3.50		8/1/42	919

374	Fannie Mae, Pool #BH9215	3.50		1/1/48	381

123	Fannie Mae, Pool #AO9140	3.50		7/1/42	126

94	Fannie Mae, Pool #BA1893	3.50		8/1/45	95

27	Fannie Mae, Pool #BA5031	3.50		1/1/46	27

411	Fannie Mae, Pool #BH5155	3.50		9/1/47	418

52	Fannie Mae, Pool #AP9390	3.50		10/1/42	53

412	Fannie Mae, Pool #AQ0546	3.50		11/1/42	421

106	Fannie Mae, Pool #BC0163	3.50		1/1/46	108

346	Fannie Mae, Pool #BC1158	3.50		2/1/46	352

148	Fannie Mae, Pool #BC3126	3.50		1/1/46	151

225	Fannie Mae, Pool #AX9530	3.50		2/1/45	229

76	Fannie Mae, Pool #BC7633	3.50		6/1/46	77

118	Fannie Mae, Pool #AJ4093	3.50		10/1/26	121

43	Fannie Mae, Pool #AK0706	3.50		2/1/27	44

101	Fannie Mae, Pool #AZ6383	3.50		9/1/45	103

96	Fannie Mae, Pool #AX7655	3.50		1/1/45	98

18	Fannie Mae, Pool #AJ6181	3.50		12/1/26	18

154	Fannie Mae, Pool #AZ2614	3.50		8/1/45	156

194	Fannie Mae, Pool #AX2486	3.50		10/1/44	198

236	Fannie Mae, Pool #AJ8476	3.50		12/1/41	241

110	Fannie Mae, Pool #AX5201	3.50		10/1/29	112

250	Fannie Mae, Series 2018-M14, Class A2	3.58	(a)	8/25/28	261

392	Fannie Mae, Pool #BJ9169	4.00		5/1/48	404

293	Fannie Mae, Pool #BK0909	4.00		7/1/48	302

34	Fannie Mae, Pool #MA0695	4.00		4/1/31	36

357	Fannie Mae, Pool #BD7081	4.00		3/1/47	369

70	Fannie Mae, Pool #BJ0639	4.00		3/1/48	72

393	Fannie Mae, Pool #BK7608	4.00		9/1/48	405

326	Fannie Mae, Pool #BM2002	4.00		10/1/47	337

343	Fannie Mae, Pool #MA3027	4.00		6/1/47	355

20	Fannie Mae, Pool #MA3037	4.00		6/1/37	21

113	Fannie Mae, Pool #AC7328	4.00		12/1/39	117

200	Fannie Mae, Pool #BN0594	4.00		12/1/48	206

193	Fannie Mae, Pool #CA0237	4.00		8/1/47	200

298	Fannie Mae, Pool #MA3121	4.00		9/1/47	308

334	Fannie Mae, Pool #CA0183	4.00		8/1/47	345

192	Fannie Mae, Pool #MA0641	4.00		2/1/31	200

63	Fannie Mae, Pool #G08694	4.00		2/1/46	65

62	Fannie Mae, Pool #MA0493	4.00		8/1/30	65

69	Fannie Mae, Pool #BH2623	4.00		8/1/47	71

125	Fannie Mae, Pool #AC2995	4.00		9/1/24	129

342	Fannie Mae, Pool #BE8050	4.00		4/1/47	353

350	Fannie Mae, Pool #MA3183	4.00		11/1/47	361

78	Fannie Mae, Pool #BC5559	4.00		3/1/46	80

81	Fannie Mae, Pool #AY8981	4.00		8/1/45	84

227	Fannie Mae, Pool #AH6242	4.00		4/1/26	233

137	Fannie Mae, Pool #AL7347	4.00		9/1/45	141

37	Fannie Mae, Pool #AH3394	4.00		1/1/41	38

1,019	Fannie Mae, Pool #190405	4.00		10/1/40	1,058

31	Fannie Mae, Pool #AS7028	4.00		4/1/46	32

139	Fannie Mae, Pool #AS7600	4.00		7/1/46	144

153	Fannie Mae, Pool #AS7601	4.00		7/1/46	158

141	Fannie Mae, Pool #AS3903	4.00		11/1/44	146

39	Fannie Mae, Pool #AS3448	4.00		9/1/44	41

427	Fannie Mae, Pool #AS0531	4.00		9/1/43	446

227	Fannie Mae, Pool #AS8532	4.00		12/1/46	235

28	Fannie Mae, Pool #AS2117	4.00		4/1/44	29

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$78	Fannie Mae, Pool #AS8823	4.00	2/1/47	$80

12	Fannie Mae, Pool #AZ8874	4.00	9/1/45	13

160	Fannie Mae, Pool #AS2498	4.00	5/1/44	166

188	Fannie Mae, Pool #AS3216	4.00	9/1/44	194

191	Fannie Mae, Pool #AS3293	4.00	9/1/44	198

193	Fannie Mae, Pool #AS3467	4.00	10/1/44	199

22	Fannie Mae, Pool #AW9041	4.00	8/1/44	23

176	Fannie Mae, Pool #AX0841	4.00	9/1/44	182

39	Fannie Mae, Pool #AY2291	4.00	3/1/45	40

199	Fannie Mae, Pool #AY1595	4.00	1/1/45	206

164	Fannie Mae, Pool #AZ8067	4.00	9/1/45	170

161	Fannie Mae, Pool #AY1377	4.00	4/1/45	167

88	Fannie Mae, Pool #AY0025	4.00	2/1/45	91

305	Fannie Mae, Pool #AH5859	4.00	2/1/41	317

194	Fannie Mae, Pool #BA6910	4.00	2/1/46	200

74	Fannie Mae, Pool #BA0847	4.00	3/1/46	76

132	Fannie Mae, Pool #AS3468	4.00	10/1/44	136

262	Fannie Mae, Pool #AS9486	4.00	4/1/47	271

356	Fannie Mae, Pool #AS9831	4.00	6/1/47	368

203	Fannie Mae, Pool #AZ7362	4.00	11/1/45	210

16	Fannie Mae, Pool #MA2655	4.00	6/1/36	17

195	Fannie Mae, Pool #MA3521	4.00	11/1/48	201

286	Fannie Mae, Pool #CA1894	4.00	6/1/48	295

222	Fannie Mae, Pool #AL8387	4.00	3/1/46	229

42	Fannie Mae, Pool #MA2455	4.00	11/1/35	44

50	Fannie Mae, Pool #AT3872	4.00	6/1/43	52

426	Fannie Mae, Pool #MA2995	4.00	5/1/47	440

201	Fannie Mae, Pool #AO2959	4.00	5/1/42	209

263	Fannie Mae, Pool #AU3753	4.00	8/1/43	272

15	Fannie Mae, Pool #MA2536	4.00	2/1/36	15

50	Fannie Mae, Pool #AL9742	4.00	7/1/29	52

149	Fannie Mae, Pool #AV2340	4.00	12/1/43	154

161	Fannie Mae, Pool #AW5063	4.00	7/1/44	167

515	Fannie Mae, Pool #AJ5303	4.00	11/1/41	534

557	Fannie Mae, Pool #AJ7689	4.00	12/1/41	578

235	Fannie Mae, Pool #MA3277	4.00	2/1/48	242

414	Fannie Mae, Pool #AJ7857	4.00	12/1/41	429

44	Fannie Mae, Pool #MA3216	4.00	12/1/37	46

47	Fannie Mae, Pool #MA3413	4.00	7/1/38	49

46	Fannie Mae, Pool #AW5109	4.00	8/1/44	48

80	Fannie Mae, Pool #AL4778	4.00	10/1/32	83

88	Fannie Mae, Pool #MA3244	4.00	1/1/38	91

35	Fannie Mae, Pool #AB1470	4.50	9/1/40	37

187	Fannie Mae, Pool #AB3192	4.50	6/1/41	197

334	Fannie Mae, Pool #CA1711	4.50	5/1/48	350

69	Fannie Mae, Pool #CA1218	4.50	2/1/48	72

92	Fannie Mae, Pool #AB1389	4.50	8/1/40	97

42	Fannie Mae, Pool #AA9781	4.50	7/1/24	43

109	Fannie Mae, Pool #MA0481	4.50	8/1/30	115

135	Fannie Mae, Pool #CA0623	4.50	10/1/47	141

37	Fannie Mae, Pool #AS8576	4.50	12/1/46	39

40	Fannie Mae, Pool #AU5302	4.50	10/1/43	43

—	Fannie Mae, Pool #310112	4.50	6/1/19	–

28	Fannie Mae, Pool #AA0860	4.50	1/1/39	29

—	Fannie Mae, Pool #AB0339	4.50	1/1/20	–

29	Fannie Mae, Pool #982892	4.50	5/1/23	29

12	Fannie Mae, Pool #AW7048	4.50	6/1/44	13

193	Fannie Mae, Pool #AD8529	4.50	8/1/40	204

170	Fannie Mae, Pool #BE6489	4.50	1/1/47	177

195	Fannie Mae, Pool #MA3537	4.50	12/1/48	204

200	Fannie Mae, Pool #MA3522	4.50	11/1/48	209

37	Fannie Mae, Pool #AL8816	4.50	9/1/45	39

240	Fannie Mae, Pool #MA3184	4.50	11/1/47	251

35	Fannie Mae, Pool #AH6790	4.50	3/1/41	37

460	Fannie Mae, Pool #AH9055	4.50	4/1/41	486

187	Fannie Mae, Pool #AI4815	4.50	6/1/41	197

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$151	Fannie Mae, Pool #AL4450	4.50	12/1/43	$159

80	Fannie Mae, Pool #AL5082	4.50	3/1/44	85

287	Fannie Mae, Pool #BK1416	4.50	5/1/48	301

183	Fannie Mae, Pool #BK5283	4.50	6/1/48	191

48	Fannie Mae, Pool #BK8830	4.50	8/1/48	50

46	Fannie Mae, Pool #AS0861	4.50	10/1/43	48

458	Fannie Mae, Pool #AL1107	4.50	11/1/41	484

161	Fannie Mae, Pool #AS8157	4.50	10/1/46	168

84	Fannie Mae, Pool #AS1638	4.50	2/1/44	89

94	Fannie Mae, Pool #AS2276	4.50	4/1/44	99

506	Fannie Mae, Pool #AH7521	4.50	3/1/41	535

117	Fannie Mae, Pool #BE5992	4.50	2/1/47	122

200	Fannie Mae, Pool #AE0217	4.50	8/1/40	212

71	Fannie Mae, Pool #BM1285	4.50	5/1/47	75

96	Fannie Mae, Pool #MA3472	5.00	9/1/48	102

38	Fannie Mae, Pool #890621	5.00	5/1/42	41

31	Fannie Mae, Pool #890603	5.00	8/1/41	34

714	Fannie Mae, Pool #889117	5.00	10/1/35	768

92	Fannie Mae, Pool #CA1795	5.00	5/1/48	97

1	Fannie Mae, Pool #868986	5.00	5/1/21	1

71	Fannie Mae, Pool #CA0349	5.00	9/1/47	75

77	Fannie Mae, Pool #AS0575	5.00	9/1/43	83

6	Fannie Mae, Pool #796663	5.00	9/1/19	6

76	Fannie Mae, Pool #AS0837	5.00	10/1/43	82

38	Fannie Mae, Pool #725238	5.00	3/1/34	41

114	Fannie Mae, Pool #BM3904	5.00	5/1/48	121

57	Fannie Mae, Pool #BM3781	5.00	11/1/30	60

81	Fannie Mae, Pool #836750	5.00	10/1/35	87

127	Fannie Mae, Pool #AH5988	5.00	3/1/41	136

75	Fannie Mae, Pool #AL5788	5.00	5/1/42	81

27	Fannie Mae, Pool #976945	5.50	2/1/23	28

19	Fannie Mae, Pool #929451	5.50	5/1/38	20

14	Fannie Mae, Pool #909662	5.50	2/1/22	15

1,102	Fannie Mae, Pool #890221	5.50	12/1/33	1,209

3	Fannie Mae, Pool #AL0725	5.50	6/1/24	3

1	Fannie Mae, Pool #A79636	5.50	7/1/38	1

5	Fannie Mae, Pool #A69671	5.50	12/1/37	5

658	Fannie Mae, Pool #725228	6.00	3/1/34	727

155	Fannie Mae, Pool #889984	6.50	10/1/38	178

700	Fannie Mae, 15 YR TBA	3.00	4/25/34	706

225	Fannie Mae, 15 YR TBA	3.50	4/25/34	230

100	Fannie Mae, 15 YR TBA	4.00	4/25/34	103

250	Fannie Mae, 30 YR TBA	3.50	4/25/49	253

150	Fannie Mae, 30 YR TBA	3.50	5/25/49	152

4,100	Fannie Mae, 30 YR TBA	4.00	4/25/48	4,219

500	Fannie Mae, 30 YR TBA	4.00	5/25/49	514

1,825	Fannie Mae, 30 YR TBA	4.50	4/25/47	1,903

350	Fannie Mae, 30 YR TBA	4.50	5/25/49	364

250	Fannie Mae, 30 YR TBA	5.00	4/25/49	264

200	Fannie Mae, 30 YR TBA	5.00	5/25/49	211

88	Freddie Mac, Pool #G18634	2.00	3/1/32	86

59	Freddie Mac, Pool #G18547	2.00	3/1/30	58

46	Freddie Mac, Pool #J25759	2.00	8/1/28	46

127	Freddie Mac, Pool #J25777	2.00	9/1/28	125

170	Freddie Mac, Pool #G18533	2.50	12/1/29	170

157	Freddie Mac, Pool #G18635	2.50	3/1/32	156

15	Freddie Mac, Pool #J30875	2.50	3/1/30	15

205	Freddie Mac, Pool #G18568	2.50	9/1/30	204

45	Freddie Mac, Pool #Q42878	2.50	9/1/46	44

87	Freddie Mac, Pool #G18485	2.50	10/1/28	87

198	Freddie Mac, Pool #G18470	2.50	6/1/28	198

177	Freddie Mac, Pool #G18459	2.50	3/1/28	177

30	Freddie Mac, Pool #G18472	2.50	7/1/28	30

21	Freddie Mac, Pool #G08755	2.50	2/1/47	20

142	Freddie Mac, Pool #G18683	2.50	4/1/33	141

111	Freddie Mac, Pool #J35643	2.50	11/1/31	110

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$153	Freddie Mac, Pool #J35896	2.50	12/1/31	$152

117	Freddie Mac, Pool #J36516	2.50	3/1/32	117

180	Freddie Mac, Pool #J37902	2.50	11/1/32	179

304	Freddie Mac, Pool #J38477	2.50	2/1/33	302

220	Freddie Mac, Pool #J26408	2.50	11/1/28	220

96	Freddie Mac, Pool #G18704	2.50	6/1/33	95

317	Freddie Mac, Pool #G18680	2.50	3/1/33	316

47	Freddie Mac, Pool #G18665	2.50	11/1/32	47

68	Freddie Mac, Pool #G18700	2.50	7/1/33	67

23	Freddie Mac, Pool #G08638	2.50	4/1/45	23

74	Freddie Mac, Pool #J25585	2.50	9/1/28	74

173	Freddie Mac, Pool #J23440	2.50	4/1/28	173

41	Freddie Mac, Pool #C91904	2.50	11/1/36	40

189	Freddie Mac, Pool #J18954	2.50	4/1/27	189

71	Freddie Mac, Pool #C09026	2.50	2/1/43	70

94	Freddie Mac, Pool #J36428	3.00	2/1/32	95

240	Freddie Mac, Pool #C04446	3.00	1/1/43	241

47	Freddie Mac, Pool #J38057	3.00	12/1/32	47

177	Freddie Mac, Pool #C04422	3.00	12/1/42	178

86	Freddie Mac, Pool #J38675	3.00	3/1/33	87

45	Freddie Mac, Pool #J38807	3.00	4/1/33	45

13	Freddie Mac, Pool #Q13086	3.00	11/1/42	13

56	Freddie Mac, Pool #G30945	3.00	9/1/36	57

21	Freddie Mac, Pool #G30999	3.00	2/1/37	21

303	Freddie Mac, Pool #Q16222	3.00	3/1/43	303

48	Freddie Mac, Pool #Q18599	3.00	6/1/43	48

58	Freddie Mac, Pool #Q19754	3.00	7/1/43	58

301	Freddie Mac, Pool #J17774	3.00	1/1/27	305

14	Freddie Mac, Pool #J17111	3.00	10/1/26	14

27	Freddie Mac, Pool #J14241	3.00	1/1/26	27

470	Freddie Mac, Pool #G08534	3.00	6/1/43	470

198	Freddie Mac, Pool #G08850	3.00	9/1/48	197

297	Freddie Mac, Pool #G08855	3.00	10/1/48	296

1,328	Freddie Mac, Pool #G08537	3.00	7/1/43	1,329

61	Freddie Mac, Pool #G08540	3.00	8/1/43	61

258	Freddie Mac, Pool #G08525	3.00	5/1/43	259

135	Freddie Mac, Pool #G18677	3.00	2/1/33	137

17	Freddie Mac, Pool #Q18882	3.00	5/1/43	17

266	Freddie Mac, Pool #C04619	3.00	3/1/43	266

21	Freddie Mac, Pool #C91939	3.00	6/1/37	21

40	Freddie Mac, Pool #C91905	3.00	11/1/36	41

43	Freddie Mac, Pool #C91943	3.00	7/1/37	44

22	Freddie Mac, Pool #C91949	3.00	9/1/37	22

45	Freddie Mac, Pool #C91969	3.00	1/1/38	46

514	Freddie Mac, Pool #Q21065	3.00	8/1/43	514

112	Freddie Mac, Pool #C91927	3.00	5/1/37	113

101	Freddie Mac, Pool #C91819	3.00	4/1/35	102

14	Freddie Mac, Pool #C91809	3.00	2/1/35	14

31	Freddie Mac, Pool #C91826	3.00	5/1/35	31

206	Freddie Mac, Pool #C91581	3.00	11/1/32	208

192	Freddie Mac, Pool #Q46441	3.00	2/1/47	191

20	Freddie Mac, Pool #Q39527	3.00	3/1/46	19

43	Freddie Mac, Pool #J29932	3.00	11/1/29	44

93	Freddie Mac, Pool #Q41795	3.00	7/1/46	93

323	Freddie Mac, Pool #G08635	3.00	4/1/45	322

76	Freddie Mac, Pool #C91798	3.00	12/1/34	77

257	Freddie Mac, Pool #Q44452	3.00	11/1/46	256

312	Freddie Mac, Pool #Q43734	3.00	10/1/46	311

144	Freddie Mac, Pool #C91724	3.00	9/1/33	146

106	Freddie Mac, Pool #C91707	3.00	6/1/33	107

96	Freddie Mac, Pool #G18715	3.00	11/1/33	97

42	Freddie Mac, Pool #C91924	3.00	4/1/37	43

183	Freddie Mac, Pool #Q44665	3.00	11/1/46	182

363	Freddie Mac, Pool #Q45094	3.00	12/1/46	362

409	Freddie Mac, Pool #Q45735	3.00	1/1/47	407

293	Freddie Mac, Pool #G60187	3.00	8/1/45	292

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$46	Freddie Mac, Pool #J33135	3.00	11/1/30	$46

327	Freddie Mac, Pool #G60989	3.00	12/1/46	327

162	Freddie Mac, Pool #Q20067	3.00	7/1/43	162

197	Freddie Mac, Pool #G08783	3.00	10/1/47	196

174	Freddie Mac, Pool #G08750	3.00	3/1/47	174

434	Freddie Mac, Pool #G08701	3.00	4/1/46	433

185	Freddie Mac, Pool #G15145	3.00	7/1/29	187

354	Freddie Mac, Pool #G18673	3.00	1/1/33	357

112	Freddie Mac, Pool #G08648	3.00	6/1/45	112

184	Freddie Mac, Pool #G18518	3.00	7/1/29	186

125	Freddie Mac, Pool #G08680	3.00	12/1/45	125

211	Freddie Mac, Pool #G15217	3.00	11/1/29	213

136	Freddie Mac, Pool #G08640	3.00	5/1/45	136

219	Freddie Mac, Pool #G08825	3.00	6/1/48	219

165	Freddie Mac, Pool #G08732	3.00	11/1/46	165

471	Freddie Mac, Pool #G08741	3.00	1/1/47	469

87	Freddie Mac, Pool #G08747	3.00	2/1/47	87

353	Freddie Mac, Pool #G08653	3.00	7/1/45	353

85	Freddie Mac, Pool #G18582	3.00	1/1/31	85

225	Freddie Mac, Pool #G18514	3.00	6/1/29	227

156	Freddie Mac, Pool #G18531	3.00	11/1/29	158

251	Freddie Mac, Pool #G08737	3.00	12/1/46	250

56	Freddie Mac, Pool #G18575	3.00	11/1/30	56

44	Freddie Mac, Pool #G18534	3.00	12/1/29	45

148	Freddie Mac, Pool #G18569	3.00	9/1/30	149

119	Freddie Mac, Pool #Q04087	3.50	10/1/41	121

167	Freddie Mac, Pool #Q08998	3.50	6/1/42	171

466	Freddie Mac, Pool #G08804	3.50	3/1/48	474

397	Freddie Mac, Pool #G08627	3.50	2/1/45	404

147	Freddie Mac, Pool #G08706	3.50	5/1/46	149

269	Freddie Mac, Pool #G08632	3.50	3/1/45	274

20	Freddie Mac, Pool #C91925	3.50	4/1/37	21

288	Freddie Mac, Pool #G08816	3.50	6/1/48	293

145	Freddie Mac, Pool #G08813	3.50	5/1/48	147

219	Freddie Mac, Pool #Q09896	3.50	8/1/42	224

123	Freddie Mac, Pool #Q58422	3.50	9/1/48	126

33	Freddie Mac, Pool #G08620	3.50	12/1/44	34

63	Freddie Mac, Pool #Q31134	3.50	2/1/45	64

118	Freddie Mac, Pool #Q36040	3.50	9/1/45	120

159	Freddie Mac, Pool #Q37449	3.50	11/1/45	162

14	Freddie Mac, Pool #E02735	3.50	10/1/25	14

339	Freddie Mac, Pool #G08757	3.50	4/1/47	344

384	Freddie Mac, Pool #Q49490	3.50	7/1/47	390

65	Freddie Mac, Pool #C91950	3.50	9/1/37	66

230	Freddie Mac, Pool #Q51461	3.50	10/1/47	234

656	Freddie Mac, Pool #Q52319	3.50	11/1/47	667

199	Freddie Mac, Pool #Q53176	3.50	12/1/47	202

24	Freddie Mac, Pool #Q55002	3.50	3/1/48	25

272	Freddie Mac, Pool #Q57871	3.50	8/1/48	277

139	Freddie Mac, Pool #G08698	3.50	3/1/46	141

41	Freddie Mac, Pool #C91940	3.50	6/1/37	42

334	Freddie Mac, Pool #G08693	3.50	3/1/46	340

440	Freddie Mac, Pool #G08623	3.50	1/1/45	448

129	Freddie Mac, Pool #Q06749	3.50	3/1/42	132

57	Freddie Mac, Pool #J27494	3.50	2/1/29	58

196	Freddie Mac, Pool #V83655	3.50	12/1/47	199

183	Freddie Mac, Pool #Q08903	3.50	6/1/42	187

15	Freddie Mac, Pool #C91760	3.50	5/1/34	16

408	Freddie Mac, Pool #G08554	3.50	10/1/43	416

41	Freddie Mac, Pool #C91742	3.50	1/1/34	43

369	Freddie Mac, Pool #G08562	3.50	1/1/44	377

377	Freddie Mac, Pool #G08650	3.50	6/1/45	384

90	Freddie Mac, Pool #G08605	3.50	9/1/44	91

268	Freddie Mac, Pool #G08654	3.50	7/1/45	273

83	Freddie Mac, Pool #J26144	3.50	10/1/23	85

91	Freddie Mac, Pool #G08599	3.50	8/1/44	93

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$128	Freddie Mac, Pool #G08702	3.50	4/1/46	$130

65	Freddie Mac, Pool #C92003	3.50	7/1/38	67

17	Freddie Mac, Pool #J14232	3.50	1/1/21	18

452	Freddie Mac, Pool #G08636	3.50	4/1/45	460

86	Freddie Mac, Pool #J13582	3.50	11/1/25	88

357	Freddie Mac, Pool #G61148	3.50	9/1/47	363

36	Freddie Mac, Pool #G14216	3.50	7/1/21	37

886	Freddie Mac, Pool #G08495	3.50	6/1/42	905

155	Freddie Mac, Pool #G08687	3.50	1/1/46	158

319	Freddie Mac, Pool #G08681	3.50	12/1/45	325

212	Freddie Mac, Pool #G18707	3.50	9/1/33	217

269	Freddie Mac, Pool #G08667	3.50	9/1/45	274

291	Freddie Mac, Pool #G08641	3.50	5/1/45	296

252	Freddie Mac, Pool #Q20860	3.50	8/1/43	258

151	Freddie Mac, Pool #C91403	3.50	3/1/32	155

140	Freddie Mac, Pool #G08733	3.50	11/1/46	143

498	Freddie Mac, Pool #G08766	3.50	6/1/47	506

66	Freddie Mac, Pool #G30776	3.50	7/1/35	67

211	Freddie Mac, Pool #J15105	3.50	4/1/26	216

62	Freddie Mac, Pool #C03920	3.50	5/1/42	64

114	Freddie Mac, Pool #Q12052	3.50	10/1/42	117

147	Freddie Mac, Pool #G08841	3.50	9/1/48	150

200	Freddie Mac, Pool #G08846	3.50	11/1/48	203

164	Freddie Mac, Pool #C91456	3.50	6/1/32	169

320	Freddie Mac, Pool #G08761	3.50	5/1/47	326

48	Freddie Mac, Pool #G08792	3.50	12/1/47	49

18	Freddie Mac, Pool #C91923	4.00	3/1/37	19

13	Freddie Mac, Pool #G08642	4.00	5/1/45	14

45	Freddie Mac, Pool #C91994	4.00	5/1/38	47

75	Freddie Mac, Pool #C91765	4.00	6/1/34	78

274	Freddie Mac, Pool #G08669	4.00	9/1/45	283

81	Freddie Mac, Pool #C91738	4.00	11/1/33	85

196	Freddie Mac, Pool #G08767	4.00	6/1/47	202

320	Freddie Mac, Pool #G08660	4.00	8/1/45	330

48	Freddie Mac, Pool #C92019	4.00	10/1/38	49

20	Freddie Mac, Pool #J12435	4.00	6/1/25	21

11	Freddie Mac, Pool #Q27456	4.00	7/1/44	12

91	Freddie Mac, Pool #Q34081	4.00	6/1/45	94

191	Freddie Mac, Pool #G08831	4.00	8/1/48	197

23	Freddie Mac, Pool #G08633	4.00	3/1/45	24

193	Freddie Mac, Pool #G08595	4.00	7/1/44	200

203	Freddie Mac, Pool #G08588	4.00	5/1/44	210

94	Freddie Mac, Pool #G08601	4.00	8/1/44	97

160	Freddie Mac, Pool #G08567	4.00	1/1/44	166

201	Freddie Mac, Pool #G08836	4.00	9/1/48	208

55	Freddie Mac, Pool #G08672	4.00	10/1/45	57

66	Freddie Mac, Pool #G08483	4.00	3/1/42	69

153	Freddie Mac, Pool #G08459	4.00	9/1/41	159

248	Freddie Mac, Pool #G06506	4.00	12/1/40	258

195	Freddie Mac, Pool #G08847	4.00	11/1/48	201

332	Freddie Mac, Pool #V83344	4.00	8/1/47	343

152	Freddie Mac, Pool #Q27594	4.00	8/1/44	157

12	Freddie Mac, Pool #J11263	4.00	11/1/19	12

335	Freddie Mac, Pool #G08775	4.00	8/1/47	346

179	Freddie Mac, Pool #G08618	4.00	12/1/44	185

873	Freddie Mac, Pool #A96286	4.00	1/1/41	906

118	Freddie Mac, Pool #Q58680	4.00	9/1/48	122

84	Freddie Mac, Pool #G14453	4.00	6/1/26	87

20	Freddie Mac, Pool #J12238	4.00	5/1/20	21

409	Freddie Mac, Pool #G08752	4.00	3/1/47	423

200	Freddie Mac, Pool #G08616	4.00	11/1/44	207

120	Freddie Mac, Pool #G08637	4.00	4/1/45	124

268	Freddie Mac, Pool #G08785	4.00	10/1/47	276

154	Freddie Mac, Pool #C09070	4.00	12/1/44	159

214	Freddie Mac, Pool #Q24955	4.00	2/1/44	223

36	Freddie Mac, Pool #A90437	4.50	1/1/40	38
HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$1,544	Freddie Mac, Pool #A97692	4.50	3/1/41	$1,634

12	Freddie Mac, Pool #E02862	4.50	3/1/26	12

149	Freddie Mac, Pool #A97495	4.50	3/1/41	157

23	Freddie Mac, Pool #C09059	4.50	3/1/44	24

19	Freddie Mac, Pool #Q25432	4.50	3/1/44	20

120	Freddie Mac, Pool #G08754	4.50	3/1/47	126

214	Freddie Mac, Pool #G08759	4.50	4/1/47	225

33	Freddie Mac, Pool #Q49599	4.50	7/1/47	35

188	Freddie Mac, Pool #Q57957	4.50	8/1/48	197

194	Freddie Mac, Pool #Q59805	4.50	11/1/48	203

57	Freddie Mac, Pool #G60512	4.50	12/1/45	60

190	Freddie Mac, Pool #G08820	4.50	5/1/48	199

198	Freddie Mac, Pool #G08848	4.50	11/1/48	206

57	Freddie Mac, Pool #G08781	4.50	9/1/47	60

183	Freddie Mac, Pool #G08827	4.50	7/1/48	192

42	Freddie Mac, Pool #Q22671	4.50	11/1/43	44

47	Freddie Mac, Pool #G08596	4.50	7/1/44	49

22	Freddie Mac, Pool #J07849	4.50	5/1/23	22

35	Freddie Mac, Pool #G05205	5.00	1/1/39	38

234	Freddie Mac, Pool #G04913	5.00	3/1/38	252

46	Freddie Mac, Pool #G08838	5.00	9/1/48	49

527	Freddie Mac, Pool #C01598	5.00	8/1/33	568

37	Freddie Mac, Pool #G13255	5.00	7/1/23	39

16	Freddie Mac, Pool #G07068	5.00	7/1/41	17

210	Freddie Mac, Pool #Q00763	5.00	5/1/41	227

73	Freddie Mac, Pool #G06031	5.50	3/1/40	80

3	Freddie Mac, Pool #G06091	5.50	5/1/40	3

594	Freddie Mac, Pool #G01665	5.50	3/1/34	653

33	Freddie Mac, Pool #G05709	6.00	6/1/38	37

277	Freddie Mac, Pool #G02794	6.00	5/1/37	306

56	Freddie Mac, Pool #G03551	6.00	11/1/37	62

14	Freddie Mac, Pool #A62706	6.00	6/1/37	15

250	Freddie Mac, Gold 15 YR TBA	3.50	4/15/34	256

150	Freddie Mac, Gold 15 YR TBA	4.00	4/15/34	155

1,225	Freddie Mac, Gold 30 YR TBA	3.50	4/15/49	1,243

4,675	Freddie Mac, Gold 30 YR TBA	4.00	4/15/48	4,812

1,175	Freddie Mac, Gold 30 YR TBA	4.50	4/15/49	1,226

150	Freddie Mac, Gold 30 YR TBA	5.00	4/15/49	159

27	Government National Mortgage Association, Pool #776954	2.50	11/15/42	26

141	Government National Mortgage Association, Pool #MA4125	2.50	12/20/46	138

41	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	40

17	Government National Mortgage Association, Pool #MA2890	2.50	6/20/45	16

71	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	71

44	Government National Mortgage Association, Pool #MA4717	2.50	9/20/47	43

39	Government National Mortgage Association, Pool #MA4424	2.50	5/20/32	39

15	Government National Mortgage Association, Pool #711729	2.50	3/15/43	15

78	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	77

39	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	39

63	Government National Mortgage Association, Pool #MA4067	2.50	11/20/46	62

70	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	70

38	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	38

19	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	19

759	Government National Mortgage Association, Pool #MA5076	3.00	3/20/48	763

253	Government National Mortgage Association, Pool #MA3033	3.00	8/20/45	255

52	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	52

704	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	709

40	Government National Mortgage Association, Pool #AK7285	3.00	3/15/45	40

262	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	265

21	Government National Mortgage Association, Pool #MA4935	3.00	1/20/33	22

358	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	360

81	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	82

225	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	227

86	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	87

31	Government National Mortgage Association, Pool #AN5756	3.00	7/15/45	32

231	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	232

1,275	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	1,283

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$28	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	$28

118	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	119

212	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	214

120	Government National Mortgage Association, Pool #779084	3.00	4/15/42	121

125	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	126

362	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	365

76	Government National Mortgage Association, Pool #MA2600	3.00	2/20/45	77

319	Government National Mortgage Association, Pool #MA4450	3.00	5/20/47	321

228	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	229

71	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	72

16	Government National Mortgage Association, Pool #5276	3.00	1/20/27	16

203	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	204

240	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	242

20	Government National Mortgage Association, Pool #AL5058	3.00	3/15/45	20

236	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	237

462	Government National Mortgage Association, Pool #MA4651	3.00	8/20/47	465

200	Government National Mortgage Association, Pool #MA2825	3.00	5/20/45	201

223	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	225

192	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	194

197	Government National Mortgage Association, Pool #MA3104	3.00	9/20/45	198

359	Government National Mortgage Association, Pool #MA4777	3.00	10/20/47	361

92	Government National Mortgage Association, Pool #MA4836	3.00	11/20/47	92

78	Government National Mortgage Association, Pool #MA4559	3.00	7/20/32	78

241	Government National Mortgage Association, Pool #MA4381	3.00	4/20/47	242

161	Government National Mortgage Association, Pool #MA2753	3.00	4/20/45	162

273	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	275

710	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	714

302	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	304

213	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	214

24	Government National Mortgage Association, Pool #MA1890	3.00	5/20/29	25

232	Government National Mortgage Association, Pool #MA4509	3.00	6/20/47	233

89	Government National Mortgage Association, Pool #MA3520	3.00	3/20/46	89

309	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	311

328	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	330

225	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	226

177	Government National Mortgage Association, Pool #MA3172	3.00	10/20/45	179

40	Government National Mortgage Association, Pool #MA2797	3.00	5/20/30	41

325	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	327

261	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	263

481	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	493

295	Government National Mortgage Association, Pool #MA2303	3.50	10/20/44	302

17	Government National Mortgage Association, Pool #MA1266	3.50	9/20/28	17

670	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	687

182	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	186

347	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	356

314	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	322

147	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	151

302	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	309

188	Government National Mortgage Association, Pool #MA4962	3.50	1/20/48	192

173	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	177

293	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	299

359	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	368

369	Government National Mortgage Association, Pool #MA3034	3.50	8/20/45	378

125	Government National Mortgage Association, Pool #778157	3.50	3/15/42	128

28	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	29

431	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	441

220	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	225

151	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	155

221	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	226

298	Government National Mortgage Association, Pool #MA2892	3.50	6/20/45	306

297	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	304

278	Government National Mortgage Association, Pool #MA2678	3.50	3/20/45	284

167	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	171

128	Government National Mortgage Association, Pool #MA1919	3.50	5/20/44	131

674	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	692

210	Government National Mortgage Association, Pool #MA0022	3.50	4/20/42	215

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$309	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	$318

379	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	388

135	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	138

329	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	337

35	Government National Mortgage Association, Pool #796271	3.50	7/15/42	36

195	Government National Mortgage Association, Pool #MA2754	3.50	4/20/45	200

369	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	378

264	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	271

350	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	359

415	Government National Mortgage Association, Pool #MA3521	3.50	3/20/46	424

22	Government National Mortgage Association, Pool #AL8566	3.50	3/15/45	22

162	Government National Mortgage Association, Pool #MA4451	3.50	5/20/47	166

365	Government National Mortgage Association, Pool #MA4900	3.50	12/20/47	373

267	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	274

238	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	244

181	Government National Mortgage Association, Pool #783976	3.50	4/20/43	186

481	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	491

255	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	261

654	Government National Mortgage Association, Pool #MA5136	3.50	4/20/48	669

363	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	371

258	Government National Mortgage Association, Pool #MA5263	3.50	6/20/48	264

278	Government National Mortgage Association, Pool #MA3937	3.50	9/20/46	285

351	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	359

251	Government National Mortgage Association, Pool #MA3663	3.50	5/20/46	257

315	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	322

229	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	235

351	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	359

80	Government National Mortgage Association, Pool #AD2954	3.50	7/15/44	82

75	Government National Mortgage Association, Pool #738602	3.50	8/15/26	77

287	Government National Mortgage Association, Pool #MA4069	3.50	11/20/46	294

120	Government National Mortgage Association, Pool #BD5909	3.50	10/15/47	123

56	Government National Mortgage Association, Pool #AD2416	3.50	5/15/43	58

307	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	314

457	Government National Mortgage Association, Pool #MA4196	3.50	1/20/47	468

69	Government National Mortgage Association, Pool #740798	3.50	1/15/42	71

259	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	265

251	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	257

33	Government National Mortgage Association, Pool #MA3174	4.00	10/20/45	34

91	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	95

258	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	268

111	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	115

173	Government National Mortgage Association, Pool #MA1449	4.00	11/20/43	180

84	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	87

55	Government National Mortgage Association, Pool #MA3106	4.00	9/20/45	57

203	Government National Mortgage Association, Pool #MA4197	4.00	1/20/47	209

60	Government National Mortgage Association, Pool #MA3455	4.00	2/20/46	63

85	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	88

99	Government National Mortgage Association, Pool #MA5330	4.00	7/20/48	102

148	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	154

155	Government National Mortgage Association, Pool #713876	4.00	8/15/39	161

293	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	303

190	Government National Mortgage Association, Pool #MA3598	4.00	4/20/46	196

185	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	192

548	Government National Mortgage Association, Pool #MA4587	4.00	7/20/47	566

319	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	329

213	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	222

83	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	86

252	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	262

95	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	98

188	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	194

131	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	137

283	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	293

470	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	485

171	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	177

11	Government National Mortgage Association, Pool #AJ2722	4.00	8/15/44	11

35	Government National Mortgage Association, Pool #4922	4.00	1/20/41	37

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$60	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	$62

31	Government National Mortgage Association, Pool #766495	4.00	10/15/41	32

75	Government National Mortgage Association, Pool #MA5595	4.00	11/20/48	77

172	Government National Mortgage Association, Pool #MA1376	4.00	10/20/43	179

33	Government National Mortgage Association, Pool #779401	4.00	6/15/42	35

61	Government National Mortgage Association, Pool #753254	4.00	9/15/43	63

49	Government National Mortgage Association, Pool #AV6086	4.00	7/15/47	51

92	Government National Mortgage Association, Pool #AD5627	4.00	4/15/43	95

53	Government National Mortgage Association, Pool #740068	4.00	9/15/40	55

487	Government National Mortgage Association, Pool #5139	4.00	8/20/41	507

131	Government National Mortgage Association, Pool #MA1678	4.00	2/20/44	136

62	Government National Mortgage Association, Pool #738710	4.00	9/15/41	65

217	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	226

106	Government National Mortgage Association, Pool #AM8203	4.00	5/15/45	109

90	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	94

98	Government National Mortgage Association, Pool #MA2602	4.00	2/20/45	102

52	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	55

73	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	76

113	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	119

197	Government National Mortgage Association, Pool #MA5529	4.50	10/20/48	204

90	Government National Mortgage Association, Pool #MA4780	4.50	10/20/47	94

171	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	180

218	Government National Mortgage Association, Pool #MA4384	4.50	4/20/47	227

45	Government National Mortgage Association, Pool #BB7097	4.50	8/15/47	47

167	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	176

67	Government National Mortgage Association, Pool #MA3805	4.50	7/20/46	70

26	Government National Mortgage Association, Pool #BC0597	4.50	8/15/47	27

397	Government National Mortgage Association, Pool #MA5399	4.50	8/20/48	412

676	Government National Mortgage Association, Pool #4801	4.50	9/20/40	711

30	Government National Mortgage Association, Pool #MA4129	4.50	12/20/46	32

39	Government National Mortgage Association, Pool #738793	4.50	9/15/41	41

40	Government National Mortgage Association, Pool #729511	4.50	4/15/40	42

488	Government National Mortgage Association, Pool #721760	4.50	8/15/40	515

221	Government National Mortgage Association, Pool #717148	4.50	5/15/39	233

161	Government National Mortgage Association, Pool #5260	4.50	12/20/41	170

162	Government National Mortgage Association, Pool #MA4512	4.50	6/20/47	169

225	Government National Mortgage Association, Pool #MA5467	4.50	9/20/48	234

104	Government National Mortgage Association, Pool #604285	5.00	5/15/33	111

18	Government National Mortgage Association, Pool #MA0465	5.00	10/20/42	19

197	Government National Mortgage Association, Pool #MA5080	5.00	3/20/48	207

477	Government National Mortgage Association, Pool #4559	5.00	10/20/39	511

102	Government National Mortgage Association, Pool #694531	5.00	11/15/38	110

77	Government National Mortgage Association, Pool #MA4007	5.00	10/20/46	83

29	Government National Mortgage Association, Pool #675179	5.00	3/15/38	31

77	Government National Mortgage Association, Pool #712690	5.00	4/15/39	82

99	Government National Mortgage Association, Pool #MA2076	5.00	7/20/44	106

197	Government National Mortgage Association, Pool #782523	5.00	11/15/35	212

28	Government National Mortgage Association, Pool #782468	5.00	11/15/38	30

151	Government National Mortgage Association, Pool #783284	5.50	6/20/40	161

104	Government National Mortgage Association, Pool #510835	5.50	2/15/35	115

19	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	20

39	Government National Mortgage Association, Pool #658181	5.50	11/15/36	43

62	Government National Mortgage Association, Pool #781959	6.00	7/15/35	70

77	Government National Mortgage Association, Pool #4245	6.00	9/20/38	85

69	Government National Mortgage Association, Pool #4222	6.00	8/20/38	76

2	Government National Mortgage Association, Pool #690789	6.50	5/15/38	2

32	Government National Mortgage Association, Pool #699237	6.50	9/15/38	36

400	Government National Mortgage Association, 30 YR TBA	3.00	4/20/49	402

2,325	Government National Mortgage Association, 30 YR TBA	3.50	4/20/49	2,376

50	Government National Mortgage Association, 30 YR TBA	3.50	5/20/49	51

4,750	Government National Mortgage Association, 30 YR TBA	4.00	4/20/49	4,906

200	Government National Mortgage Association, 30 YR TBA	4.00	5/15/49	206

2,575	Government National Mortgage Association, 30 YR TBA	4.50	4/20/48	2,674

150	Government National Mortgage Association, 30 YR TBA	4.50	5/20/49	156

800	Government National Mortgage Association, 30 YR TBA	5.00	4/20/49	836

225	Government National Mortgage Association, 30 YR TBA	5.00	5/20/48	235

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

	Total U.S. Government Agency Mortgages				$188,963

	Yankee Dollars — 0.15%

$91	Bank of Nova Scotia (Banks)	1.85		4/14/20	90

91	Bank of Nova Scotia (Banks)	2.13		9/11/19	91

137	Royal Bank of Canada (Banks)	1.88		2/5/20	136

	Total Yankee Dollars				317

Shares

	Investment Company — 16.36%

34,850,568	State Street Institutional Treasury Plus Money Market Fund, Premier Class	2.30	(b)		34,851

	Total Investment Company				34,851

	Total Investments Before TBA Sale Commitments (cost $240,591) — 112.90%				240,536

Principal Amount (000)

	TBA Sale Commitments (c) — (0.46)%

$(25)	Fannie Mae, 30 YR TBA	2.50		4/25/49	(24)

(550)	Fannie Mae, 30 YR TBA	3.00		4/25/48	(548)

(100)	Fannie Mae, 30 YR TBA	5.50		4/25/49	(107)

(175)	Freddie Mac, Gold 15 YR TBA	2.50		4/15/34	(174)

(25)	Freddie Mac, Gold 15 YR TBA	3.00		4/15/34	(25)

(100)	Freddie Mac, Gold 30 YR TBA	5.50		4/15/49	(107)

	Total TBA Sale Commitments				(985)

	Liabilities in excess of other assets — (12.44)%				(26,512)

	Net Assets — 100.00%				$213,039

Amounts designated as “—” are $0 or have been rounded to $0.

(a)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on March 31, 2019.

(b)	The rate disclosed is the rate in effect on March 31, 2019.

(c)	Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time.

TBA—To Be Announced purchase or sale commitment. Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2019.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Mellon Investments Corporation*	HC Capital Solutions	Total

Asset Backed Securities	1.62%	—	1.62%

Collateralized Mortgage Obligations	6.08%	—	6.08%

U.S. Government Agency Mortgages	88.69%	—	88.69%

Yankee Dollars	0.15%	—	0.15%

Investment Company	12.91%	3.45%	16.36%

TBA Sale Commitments	-0.46%	—	-0.46%

Other Assets (Liabilities)	-12.22%	-0.22%	-12.44%

Total Net Assets	96.77%	3.23%	100.00%

*	Formerly BNY Mellon Asset Management North America Corporation.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Municipal Bonds — 98.25%

	Alabama — 3.76%

$445	Alabama Public School & College Authority Revenue, Series C	5.00	9/1/19	$451

2,025	County of Baldwin Alabama, GO, Callable 11/1/24 @ 100.00	5.00	5/1/25	2,370

710	University of Alabama Revenue, Series A, Callable 7/1/22 @ 100.00	5.00	7/1/23	785

				3,606

	Alaska — 1.57%

1,385	Municipality of Anchorage Alaska, GO, Series B	5.00	9/1/21	1,499

	Arizona — 2.73%

1,590	Maricopa County Unified School District No. 48 Scottsdale, GO, Series 48-B, Callable 7/1/21 @ 100.00	4.25	7/1/25	1,687

805	County of Pima Arizona Sewer System Revenue	5.00	7/1/23	916

				2,603

	Connecticut — 1.37%

1,200	State of Connecticut, GO, Series A	5.00	4/15/22	1,309

	District of Columbia — 2.44%

2,000	District of Columbia, GO, Series D	5.00	6/1/24	2,334

	Florida — 16.27%

1,245	School District of Broward County Florida Revenue, Series A	5.00	7/1/20	1,297

1,400	State of Florida Lottery Revenue, Series A	5.00	7/1/20	1,460

1,110	State of Florida, GO, Series D	5.00	6/1/20	1,155

1,645	State of Florida Department of Management Services Refunding Certificates of Participation, Series A	5.00	11/1/23	1,883

400	State of Florida Department of Environmental Protection Preservation Revenue, Series A	5.00	7/1/20	417

950	State of Florida Department of Education Revenue, Series A	5.00	7/1/22	1,051

1,950	State of Florida Turnpike Enterprise Revenue, Series B	5.00	7/1/21	2,099

425	JEA Florida Electric System Revenue, Series D	5.00	10/1/22	467

800	JEA Florida Water & Sewer System Revenue, Series A	5.00	10/1/20	842

1,000	County of Miami-Dade Florida, GO	5.00	7/1/21	1,076

1,060	County of Miami-Dade Florida Transit System Revenue	5.00	7/1/19	1,069

420	South Broward Florida Hospital District Revenue	5.00	5/1/19	421

2,105	Tohopekaliga Water Authority Utility System Revenue, Series A (Pre-Refunded/Escrowed to Maturity)	5.25	10/1/36	2,295

				15,532

	Georgia — 2.24%

2,000	Bulloch County Board of Education, GO (State Aid Withholding)	5.00	5/1/21	2,141

	Hawaii — 0.48%

425	State of Hawaii, GO, Series EO	5.00	8/1/21	459

	Illinois — 0.97%

425	McHenry County Illinois Conservation District, GO	5.00	2/1/20	437

475	Northbrook Illinois, GO, Series A	5.00	12/1/19	486

				923

	Iowa — 3.48%

1,155	City of Ankeny, GO, Series A	5.00	6/1/21	1,241

1,440	Ankeny Community School District, GO	5.00	6/1/23	1,633

450	Waukee Community School District, GO, Series C	5.00	6/1/19	453

				3,327

	Kentucky — 0.83%

685	University of Kentucky, GO, Series A, Callable 4/1/24 @ 100.00 (State Intercept)	5.00	4/1/25	790

	Maine — 1.53%

1,340	Maine Municipal Bond Bank Revenue, Series B	5.00	11/1/21	1,456

	Maryland — 1.64%

450	Maryland State, GO, Series A	5.00	3/1/20	464

1,000	University System of Maryland, GO, Series A	5.00	4/1/22	1,101

				1,565

	Michigan — 1.67%

1,040	State of Michigan Trunk Line Revenue	5.00	11/15/19	1,062

500	Oakland University Michigan Revenue	5.00	3/1/21	531

				1,593

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Municipal Bonds (continued)

	Minnesota — 0.56%

$525	Minnesota Higher Education Facilities Authority Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	10/1/21	$534

	Missouri — 1.20%

1,125	University of Missouri Revenue, Series A	5.00	11/1/19	1,148

	Nebraska — 1.22%

1,140	Nebraska State Public Power District Revenue, Series A	4.00	1/1/20	1,160

	Nevada — 2.25%

1,765	County of Clark Department of Aviation Revenue, Series A	5.00	7/1/21	1,892

250	Clark County, Nevada Highway Revenue	5.00	7/1/20	261

				2,153

	New Jersey — 2.61%

375	Middlesex County Improvement Authority Revenue (CNTY-GTD)	3.00	9/1/20	383

130	South Brunswick Township New Jersey, GO	4.00	9/1/20	135

1,945	County of Union New Jersey, GO, Series A&B	3.00	3/1/20	1,973

				2,491

	New Mexico — 3.18%

2,100	County of Bernalillo New Mexico, GO	5.00	8/15/20	2,199

375	New Mexico State Finance Authority Revenue, Series B	5.00	6/15/19	378

450	State of New Mexico Severance Tax Permanent Fund Revenue, Series A	5.00	7/1/19	454

				3,031

	New York — 8.40%

2,190	Metropolitan Transportation Authority Revenue, Series A	4.00	2/3/20	2,231

1,990	New York City Fiscal 2019, GO, Series A	5.00	8/1/20	2,081

385	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00	11/1/21	419

900	New York City Transitional Finance Authority Future Tax Secured Revenue, Series C1	5.00	5/1/21	964

250	New York City Municipal Water Finance Authority Water & Sewer System Revenue, Callable 12/15/21 @ 100.00	5.00	6/15/23	273

405	New York State Dormitory Authority Revenue, Series A	5.00	2/15/24	469

1,400	New York State Dormitory Authority, Revenue, Series B	5.00	2/15/23	1,581

				8,018

	North Carolina — 2.06%

375	State of North Carolina Revenue	5.00	3/1/23	422

1,470	North Carolina State University at Raleigh Revenue	5.00	10/1/20	1,546

				1,968

	Ohio — 1.12%

1,020	Allen County Ohio Hospital (Pre-Refunded/Escrowed to Maturity)	5.25	9/1/27	1,072

	Oklahoma — 1.25%

1,145	Grand River Dam Authority, Revenue, Series A	5.00	6/1/20	1,190

	Oregon — 0.66%

590	Multnomah County School District No. 1 Portland, GO, Series B (SCH BD GTY)	5.00	6/15/21	634

	Pennsylvania — 3.35%

1,945	Commonwealth of Pennsylvania, GO, Series 2 (Pre-Refunded/Escrowed to Maturity)	5.00	4/15/23	1,947

525	Philadelphia Pennsylvania Authority For Industrial Development Temple University Revenue, Series 2016	5.00	4/1/21	560

690	Souderton Area School District, GO (Pre-Refunded/Escrowed to Maturity) (State Aid Withholding)	4.75	11/1/20	692

				3,199

	South Carolina — 1.88%

1,635	Aiken County Consolidated School District South Carolina, GO, Series B (SCSDE)	5.00	4/1/22	1,799

	South Dakota — 0.44%

395	City of Sioux Falls South Dakota Sales Tax Revenue, Series A	5.00	11/15/20	417

	Tennessee — 0.39%

350	City of Clarksville Tennessee Water Sewer & Gas Revenue	5.00	2/1/21	372

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Municipal Bonds (continued)

	Texas — 10.86%

$1,255	City of Arlington Texas, GO, Series A	5.00		8/15/22	$1,395

240	Austin Texas Contractual Obligation, GO	5.00		5/1/19	241

1,015	Conroe Independent School District, GO (PSF-GTD)	5.00		2/15/25	1,199

685	Cypress-Fairbanks Independent School District, GO, Series C (PSF-GTD)	5.00		2/15/22	750

660	Dallas Area Rapid Transit Revenue, Series A	5.00		12/1/24	776

450	Goose Creek Texas Consolidated Independent School District, GO, Callable 2/15/21 @ 100.00 (PSF-GTD)	5.00		2/15/22	478

430	Harris County Toll Road Authority Revenue, Series B	5.00		8/15/22	477

690	Katy Independent School District, GO, Series B (PSF-GTD)	5.00		2/15/22	756

625	North East Independent School District Texas, GO (PSF-GTD)	5.00		8/1/22	694

1,875	North Texas Municipal Water District Water System Revenue	5.25		9/1/19	1,904

950	State of Texas, GO, Series C	1.78		10/1/20	941

705	County of Travis Texas, GO	5.00		3/1/21	751

					10,362

	Virginia — 1.46%

360	Virginia Commonwealth Transportation Board Revenue, Series A	5.00		3/15/20	372

1,020	Virginia Housing Development Authority Revenue, Series A, Callable 9/1/19 @ 100.00	2.05		3/1/22	1,021

					1,393

	Washington — 7.22%

1,050	Public Utility District No. 1 of Benton County Revenue	5.00		11/1/19	1,070

1,085	King County Washington School District No. 405, GO, Series B (SCH BD GTY)	5.00		12/1/24	1,279

215	King County Washington Sewer Revenue (Pre-Refunded/Escrowed to Maturity)	5.00		1/1/22	224

135	King County Washington Sewer Revenue (Pre-Refunded/Escrowed to Maturity)	5.00		1/1/22	141

1,735	City of Seattle Washington Municipal Light & Power Revenue, Series A	5.00		1/1/24	2,001

500	Tacoma Washington Electric System Revenue, Series A	4.00		1/1/20	510

820	State of Washington Revenue, Series F	5.00		9/1/22	912

365	State of Washington Revenue, Series A	5.00		7/1/20	381

365	Washington State, GO, Series A	5.00		8/1/19	369

					6,887

	Wisconsin — 7.16%

1,125	City of Janesville Wisconsin, GO	3.00		2/1/20	1,138

380	City of Milwaukee Wisconsin, GO, Series N4&B5	5.00		4/1/23	429

200	Milwaukee Wisconsin Area Technical College District, GO, Series C	3.00		6/1/19	200

1,000	Stevens Point Area Public School District Wisconsin, GO	5.00		4/1/24	1,158

525	Wisconsin Energy Power Supply Revenue, Series A	5.00		7/1/22	580

1,630	Wauwatosa School District, GO, Series A	4.00		3/1/21	1,706

880	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Revenue, Series 1	4.00		6/1/21	927

665	Wisconsin Health & Educational Facilities Authority Revenue	5.00		11/15/20	700

					6,838

	Total Municipal Bonds				93,803

Shares

	Investment Company — 1.88%

1,796,179	State Street Institutional Treasury Plus Money Market Fund, Premier Class	2.30	(a)		1,796

	Total Investment Company				1,796

	Total Investments (cost $94,814) — 100.13%				95,599

	Liabilities in excess of other assets — (0.13)%				(126)

	Net Assets — 100.00%				$95,473

(a)	The rate disclosed is the rate in effect on March 31, 2019.

CNTY-GTD — County Guarantee

GO — General Obligation

PSF-GTD — Public School Fund Guaranteed

SCH BD GTY — School Board Guaranty

SCSDE — Insured by South Carolina School Discount Enhancement

As of March 31, 2019, 100% of the Portfolio’s net assets were managed by Breckinridge Capital Advisors, Inc.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Municipal Bonds — 88.72%

	Alabama — 0.71%

$1,400	Birmingham Alabama Water Works Board Water Revenue, Series B	5.00		1/1/24	$1,602

1,000	Jefferson County Alabama Revenue	5.00		9/15/22	1,104

					2,706

	Alaska — 0.61%

2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A, Callable 4/1/20 @ 100.00 (GO of Authority)	5.25		4/1/22	2,344

	Arizona — 0.61%

1,000	Maricopa County High School District No. 210-Phoenix, GO	5.00		7/1/25	1,191

1,000	Salt Verde Arizona Financial Corp. Senior Gas Revenue (Citigroup, Inc.)	5.25		12/1/24	1,153

					2,344

	Arkansas — 0.35%

1,200	Arkansas State Development Finance Authority Hospital Revenue, Series B	5.00		2/1/23	1,332

	California — 3.61%

1,500	California State, GO	5.00		8/1/24	1,756

1,750	State of California, GO, Callable 4/1/29 @ 100.00	5.00		4/1/30	2,202

1,065	California State Department of Water Resources Revenue, Central Valley Project , Continuously Callable @ 100.00	5.25		7/1/22	1,110

4,155	California State Public Works Board Lease Revenue, Series D	5.00		4/1/24	4,818

2,460	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1	5.00		6/1/26	2,863

1,000	Los Angeles California Department of Airports Revenue	5.00		5/15/23	1,130

65	University of California Revenue, Series Q , Continuously Callable @ 100.00	5.25		5/15/23	65

					13,944

	Colorado — 4.93%

5,000	Colorado State Health Facilities Authority Revenue, Catholic Health Initiatives, Series D-3	5.00	(a)	10/1/38	5,347

2,000	City of Colorado Springs Colorado Utilities System Revenue, Series A-3	5.00		11/15/22	2,240

1,225	Colorado State Board of Governors University Enterprise System Revenue, Series E-2	5.00		3/1/25	1,450

2,970	Denver City & County School District No. 1, GO, Series A (State Aid Withholding)	5.50		12/1/25	3,672

1,750	Denver City & County Colorado Airport System Revenue, Series A	5.00		11/15/23	2,015

3,600	Denver City & County Colorado Airport System Revenue, Series A	5.00		12/1/25	4,253

					18,977

	Connecticut — 1.89%

3,000	State of Connecticut, GO, Series A, Callable 10/15/23 @ 100.00	5.00		10/15/25	3,371

1,000	Connecticut State Health & Educational Facilities Authority Revenue, Series B	5.00		12/1/26	1,177

2,500	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series A	5.00		9/1/21	2,688

					7,236

	District of Columbia — 0.80%

1,500	District of Columbia University Revenue	5.00		4/1/25	1,761

1,200	Metropolitan Washington Airports Authority Revenue, Series A (AMT)	5.00		10/1/22	1,330

					3,091

	Florida — 4.98%

1,285	Greater Orlando Florida Aviation Authority Airport Facilities Revenue, Series A	5.00		10/1/21	1,386

1,615	Lee County Florida Solid Waste System Revenue	5.00		10/1/22	1,753

1,500	Lee County Florida Solid Waste System Revenue (AMT)	5.00		10/1/25	1,708

4,570	Miami-Dade County Florida Aviation Revenue, Series A	5.00		10/1/21	4,920

3,250	Orange County Florida Tourist Development Tax Revenue, Series B	5.00		10/1/25	3,884

1,500	Palm Beach County Florida Health Facilities Authority Revenue	5.00		11/15/21	1,608

1,845	Palm Beach County Florida School Board, Series D	5.00		8/1/21	1,988

1,750	South Florida Water Management District Corps, Certificate of Participation	5.00		10/1/21	1,894

					19,141

	Georgia — 2.69%

1,000	Atlanta Georgia Development Authority Revenue, Series A-1	5.00		7/1/23	1,134

1,250	Fulton County Georgia Development Authority Revenue, Series A	5.00		7/1/23	1,415

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Municipal Bonds (continued)

	Georgia (continued)

$1,600	Fulton County Georgia Development Authority Revenue, Series A	5.00		7/1/24	$1,854

3,050	Georgia State Municipal Gas Authority Revenue, Gas Portfolio III Project, Series U	5.00		10/1/21	3,290

1,000	Main Street Natural Gas, Inc. Revenue, Series B, Callable 6/1/23 @ 100.00	2.42 (US0001M + 75.00 bps)(b)		4/1/48	992

1,620	Municipal Electric Authority of Georgia Revenue, Series A	5.00		1/1/21	1,703

					10,388

	Illinois — 4.29%

90	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey / Narragansett Project, Series NT , Continuously Callable @ 100.00	7.46		2/15/26	67

1,725	Metropolitan Water Reclamation District of Greater Chicago, GO, Series B	5.00		12/1/24	2,001

1,000	City of Chicago Illinois Waterworks Revenue, Callable 11/1/24 @ 100.00	5.00		11/1/25	1,130

1,000	City of Chicago Illinois Waterworks Revenue	5.00		11/1/24	1,145

1,000	City of Chicago Illinois Waterworks Revenue, Callable 11/1/22 @ 100.00	5.00		11/1/24	1,091

1,240	Illinois State Finance Authority Revenue, Series B	5.00		5/1/22	1,362

4,600	Illinois State Sales Tax Revenue, Series A	5.00		6/15/25	5,177

750	Northern Illinois Municipal Power Agency Project Revenue, Series A	5.00		12/1/22	833

2,000	Railsplitter Tobacco Settlement Authority Revenue	5.00		6/1/22	2,186

1,450	University of Illinois Revenue, Series C, Callable 10/1/21 @ 100.00	5.00		4/1/25	1,547

					16,539

	Indiana — 2.55%

1,150	Indiana Finance Authority Revenue, Series A	5.00		11/1/23	1,309

1,000	Indiana Finance Authority Revenue, Series A	5.00		11/1/24	1,163

1,000	Indiana State Finance Authority Revenue, Stadium Project, Series A	5.00		2/1/23	1,121

2,500	Indianapolis Local Public Improvement Bond Bank Airport Authority Revenue, Series A-1 (AMT)	5.00		1/1/21	2,632

1,000	Richmond Indiana Hospital Authority Revenue, Reid Hospital & Health Care, Series A	5.00		1/1/21	1,056

2,250	Whiting Indiana Environmental Facilities Revenue	5.00	(a)	11/1/47	2,567

					9,848

	Kentucky — 2.14%

3,160	Kentucky Public Energy Authority Revenue, Series A	4.00		4/1/23	3,346

1,000	Kentucky Public Energy Authority Revenue, Series A, Callable 1/2/24 @ 100.40	4.00		4/1/24	1,068

3,500	Kentucky Public Energy Authority Revenue, Series B, Callable 10/1/24 @ 100.24	4.00		1/1/49	3,803

					8,217

	Louisiana — 0.82%

2,850	Louisiana State Citizens Property Insurance Corp. Revenue (AGM)	5.00		6/1/22	3,140

	Maryland — 2.42%

1,000	Maryland State Health & Higher Educational Facilities Authority Revenue, Series B	5.00		7/1/22	1,102

1,000	Maryland State Economic Development Corp. Private Activity Revenue, Series A, Callable 11/30/21 @ 100.00 (AMT)	5.00		3/31/24	1,074

4,040	Maryland State Stadium Authority Revenue	5.00		5/1/24	4,674

2,110	Montgomery County Maryland, GO, Series A	5.00		12/1/23	2,432

					9,282

	Massachusetts — 1.09%

1,000	Massachusetts State Educational Financing Authority Revenue (AMT)	5.00		1/1/25	1,149

1,615	Massachusetts State Educational Financing Authority Revenue, Series A (AMT)	5.00		7/1/23	1,807

1,170	Massachusetts Development Finance Agency Revenue	5.25		1/1/21	1,243

					4,199

	Michigan — 4.20%

1,810	Great Lakes Michigan Water Authority Sewage Disposal System Revenue, Series B	5.00		7/1/24	2,090

2,000	Michigan State Finance Authority Revenue, Detroit School District, Series A (Q-SBLF)	5.00		5/1/21	2,130

1,000	Michigan Finance Authority Revenue, Callable 6/1/25 @ 100.00	5.50		12/1/29	1,194

4,000	Michigan State Finance Authority Revenue, Series D-1 (AGM)	5.00		7/1/21	4,294

1,000	Michigan State Finance Authority Revenue, Series D-1	5.00		7/1/21	1,065

1,605	Michigan Strategic Fund Revenue	5.00		6/30/25	1,845

2,960	Utica Community Schools, GO (Q-SBLF)	5.00		5/1/26	3,539

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Municipal Bonds (continued)

	Michigan (continued)

					$16,157

	Minnesota — 0.34%

$1,200	Minneapolis-Saint Paul Minnesota Metropolitan Airports Commission Revenue, Series B	5.00		1/1/22	1,309

	Missouri — 1.03%

1,000	Missouri State Health & Educational Facilities Authority Revenue	5.00		11/15/23	1,137

2,400	Health & Educational Facilities Authority of the State of Missouri Revenue	5.00		6/1/25	2,814

					3,951

	Nevada — 1.64%

3,470	Clark County Nevada School District, GO, Series A	5.00		6/15/23	3,916

1,000	Clark County Nevada School District, GO, Series A	5.00		6/15/26	1,192

1,000	State of Nevada Highway Improvement Revenue	5.00		12/1/24	1,178

					6,286

	New Jersey — 4.36%

3,750	New Jersey State Economic Development Authority Revenue, School Facilities Construction, Series NN	5.00		3/1/21	3,943

5,000	New Jersey State Higher Education Assistance Authority Senior Revenue, Series 2015-1A	5.00		12/1/20	5,252

2,000	New Jersey State Higher Education Student Assistance Authority Revenue, Series B (AMT)	5.00		12/1/22	2,204

1,660	New Jersey Housing & Mortgage Finance Agency Revenue, Series D	4.00		4/1/22	1,742

3,500	Tobacco Settlement Financing Corp. New Jersey Revenue, Series B	3.20		6/1/27	3,604

					16,745

	New York — 6.89%

2,110	Metropolitan Transportation Authority New York Revenue, Series A-1	5.00		11/15/22	2,342

2,000	Metropolitan Transportation Authority New York Revenue, Series B	5.00		11/15/22	2,219

2,500	New York State, GO, Series C	5.00		8/1/23	2,851

3,000	New York City Housing Development Corp. Revenue, Series B-2, Callable 7/1/23 @ 100.00	5.00		7/1/26	3,350

2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A, Callable 2/15/20 @ 100.00 (GO of Corp.)	5.00		2/15/22	2,573

1,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-1, Callable 8/1/24 @ 100.00	5.00		8/1/29	1,152

1,165	New York State Dormitory Authority Revenues Non State Supported Debt, Icahn School of Medicine at Mount Sinai, Series A	5.00		7/1/21	1,249

3,255	New York State Transportation Development Corp. Special Facilities Revenue, Terminal One Group Associates	5.00		1/1/21	3,431

2,000	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th (AMT)	5.00		9/1/22	2,214

4,500	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th (AMT)	5.00		9/1/23	5,110

					26,491

	North Carolina — 2.41%

1,000	City of Charlotte NC Airport Revenue, Series C	4.00		7/1/23	1,098

1,000	City of Charlotte NC Airport Revenue, Series C	5.00		7/1/24	1,167

1,000	North Carolina State Turnpike Authority Revenue (AGC)	5.00		1/1/24	1,134

5,000	County of Wake North Carolina, GO	5.00		9/1/24	5,872

					9,271

	Ohio — 1.87%

1,500	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00		2/15/27	1,704

1,750	Ohio American Municipal Power, Inc. Revenue, Series A	5.00		2/15/24	2,009

750	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System , Continuously Callable @ 100.00 (MBIA)	5.50		10/15/25	850

2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A, Callable 11/15/20 @ 100.00	5.75		11/15/22	2,644

					7,207

	Oklahoma — 0.37%

1,275	Grand River Oklahoma Dam Authority Revenue, Series A	5.00		6/1/22	1,408

	Oregon — 0.38%

1,305	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis, GO, Series A (SCH BD GTY)	0.00	(a)	6/15/25	1,466

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Municipal Bonds (continued)

	Pennsylvania — 4.17%

$1,250	Commonwealth Financing Authority Revenue, Tobacco Master Settlement	5.00		6/1/23	$1,400

4,000	Delaware Valley Regional Finance Authority Revenue, Series B, Callable 9/1/21 @ 100.00 (CNTY-GTD)	1.92 (MUNIPSA + 42.00 bps)(b)		9/1/48	3,999

2,500	Pennsylvania State Turnpike Commission Revenue	5.00		6/1/24	2,855

3,000	Philadelphia Pennsylvania Gas Works Revenue	5.00		8/1/21	3,216

2,500	Philadelphia Pennsylvania School District, GO, Series C, Callable 9/1/20 @ 100.00 (State Aid Withholding)	5.00		9/1/21	2,600

1,700	Southeastern Pennsylvania Transportation Authority Revenue	5.00		3/1/23	1,910

					15,980

	Rhode Island — 0.87%

2,000	Rhode Island Health & Educational Building Corp. Revenue	5.00		5/15/23	2,219

1,000	Rhode Island State Student Loan Authority Student Loan Revenue, Series A (AMT)	5.00		12/1/22	1,103

					3,322

	South Carolina — 2.13%

3,680	County of Charleston South Carolina, GO, Series A (State Aid Withholding)	5.00		11/1/26	4,536

3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00		1/1/22	3,682

					8,218

	Tennessee — 1.32%

2,000	Tennessee State Energy Acquisition Corp. Gas Revenue, Series A (Goldman Sachs Group, Inc.)	5.25		9/1/21	2,135

1,250	Tennessee State Energy Acquisition Corp. Gas Revenue, Series E, Callable 2/1/23 @ 100.43	4.00	(a)	5/1/48	1,322

1,500	Tennessee Energy Acquisition Corp. Revenue, Callable 8/1/25 @ 100.22	4.00	(a)	11/1/49	1,618

					5,075

	Texas — 16.37%

2,000	Aldine Texas Independent School District, GO (PSF-GTD)	5.00		2/15/25	2,359

1,000	Austin Texas Community College District, GO	5.00		8/1/23	1,138

1,180	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/24	1,369

2,200	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/25	2,605

3,500	Dallas-Fort Worth Texas International Airport Revenue, Series E	5.00		11/1/22	3,878

1,000	City of Dallas TX, GO, Series A, Callable 2/15/23 @ 100.00	5.00		2/15/26	1,118

2,450	City of Dallas TX, GO, Callable 2/15/25 @ 100.00	5.00		2/15/27	2,847

2,500	Dallas Independent School District, GO, Series A, Callable 2/15/25 @ 100.00 (PSF-GTD)	5.00		2/15/27	2,929

1,100	Denton Texas Utility System Revenue	5.00		12/1/22	1,230

1,000	El Paso Texas Water & Sewer Revenue	5.00		3/1/22	1,096

3,500	Grand Parkway Transportation Corp. Revenue	5.00		2/1/23	3,904

2,095	Harris County Texas Cultural Education Facilities Finance Corp. Medicine Facilities Revenue, Baylor College of Medicine	5.00		11/15/23	2,380

1,650	Harris County Cultural Education Facilities Finance Corp. Revenue	5.00		11/15/25	1,958

1,650	Harris County Toll Road Authority Revenue, Series A	5.00		8/15/23	1,881

2,000	Houston Texas Hotel Occupancy Tax & Special Revenue, Series A	5.00		9/1/20	2,089

1,000	Love Field Texas Airport Modernization Corp. General Airport Revenue (AMT)	5.00		11/1/22	1,105

1,220	Love Field Texas Airport Modernization Corp. General Airport Revenue, Callable 11/1/22 @ 100.00	5.00		11/1/28	1,329

1,000	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00		5/15/22	1,101

1,075	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00		5/15/23	1,216

1,000	Lower Colorado River Authority Revenue	5.00		5/15/26	1,204

1,695	North Texas Tollway Authority Revenue, Series A	5.00		1/1/22	1,849

2,500	North Texas Tollway Authority Revenue, Series A	5.00		1/1/22	2,724

1,000	North Texas Tollway Authority Revenue, Series A	5.00		1/1/24	1,148

1,000	North Texas Tollway Authority Revenue, Series B, Callable 1/1/23 @ 100.00	5.00		1/1/26	1,109

1,000	Northside Texas Independent School District, GO (PSF-GTD)	5.00		6/15/24	1,164

1,070	Sam Rayburn Texas Municipal Power Agency Revenue	5.00		10/1/20	1,115

1,175	San Antonio Texas Water Revenue, Junior Lien, Series A	5.00		5/15/22	1,297

1,505	Texas A&M University Revenue, Series E	5.00		5/15/23	1,706

4,365	Texas State College Student Loan, GO	5.00		8/1/22	4,811

2,230	University of Houston Revenue, Series C, Callable 2/15/26 @ 100.00	5.00		2/15/28	2,657

3,000	University of Texas Revenue, Series E	5.00		8/15/23	3,428

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Municipal Bonds (continued)

	Texas (continued)

$1,000	West Travis County Public Utility Agency Revenue (BAM)	5.00		8/15/26	$1,201

					62,945

	Utah — 0.34%

1,090	Utah Transit Authority Revenue	5.00		12/15/26	1,326

	Virginia — 1.89%

1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00		5/15/22	1,103

1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00		5/15/23	1,133

1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00		5/15/24	1,162

2,000	Virginia Commonwealth Transportation Board Revenue, Series A	5.00		5/15/23	2,271

1,400	Virginia Commonwealth Transportation Board Revenue, Series A	5.00		5/15/24	1,631

					7,300

	Washington — 2.09%

1,420	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B (AMT)	5.00		1/1/22	1,540

1,000	Port of Seattle Washington, GO, Callable 6/1/21 @ 100.00 (AMT)	5.25		12/1/21	1,073

1,000	Port of Seattle Washington Revenue, Series C (AMT)	5.00		4/1/22	1,091

2,500	Washington State, GO, Series B	5.00		7/1/23	2,849

1,250	Washington Health Care Facilities Authority Revenue	5.00		10/1/25	1,485

					8,038

	Wisconsin — 1.56%

1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00		3/1/22	1,089

1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00		3/1/23	1,117

1,225	University of Wisconsin Hospitals & Clinics Revenue	5.00		4/1/26	1,463

1,000	Wisconsin State Health & Educational Facilities Authority Health Facilities Revenue, Unity Point Health, Series A	5.00		12/1/21	1,085

1,155	Wisconsin State Health & Educational Facilities Authority Revenue, Series A	5.00		11/15/22	1,288

					6,042

	Total Municipal Bonds				341,265

	Corporate Bond — 0.00%

3,939	ASC Equipment (Trading Companies & Distributors)(c)	5.13	(e)	3/1/08	—

	Total Corporate Bond				—

Shares

	Investment Companies — 10.05%

55,380	AllianceBernstein National Municipal Income Fund, Inc.				717

54,643	BlackRock California Municipal Income Trust				701

49,651	BlackRock Investment Quality Municipal Trust, Inc.				702

91,727	BlackRock Muni Intermediate Duration Fund, Inc.				1,263

74,935	BlackRock Municipal 2030 Target Term Trust				1,667

52,474	BlackRock Municipal Income Quality Trust				704

79,192	BlackRock Municipal Income Trust				1,068

52,835	BlackRock MuniYield California Fund, Inc.				705

52,400	BlackRock MuniYield California Quality Fund, Inc.				706

29,023	BlackRock MuniYield Quality Fund II, Inc.				357

98,895	BlackRock MuniYield Quality Fund III, Inc.				1,279

50,267	BlackRock MuniYield Quality Fund, Inc.				708

57,298	Dreyfus Municipal Bond Infrastructure Fund, Inc.				743

64,645	Dreyfus Municipal Income, Inc.				544

92,101	Dreyfus Strategic Municipal Bond Fund, Inc.				712

90,669	Dreyfus Strategic Municipals, Inc.				715

59,044	Eaton Vance Municipal Bond Fund				732

65,510	Invesco Advantage Municipal Income Trust II				706

55,851	Invesco California Value Municipal Income Trust				679

59,044	Invesco Municipal Opportunity Trust				704

46,389	Invesco Municipal Trust				559

90,048	Invesco Quality Municipal Income Trust				1,090

130,280	Invesco Trust For Investment Grade Municipals				1,614

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Rate %		Maturity Date	Value (000)

	Investment Companies (continued)

53,994	MFS High Income Municipal Trust				$276

130,017	Nuveen AMT-Free Municipal Credit Income Fund				1,965

224,997	Nuveen AMT-Free Quality Municipal Income Fund				3,006

77,890	Nuveen California AMT-Free Quality Municipal Income Fund				1,084

105,585	Nuveen California Quality Municipal Income Fund				1,455

83,141	Nuveen Intermediate Duration Municipal Term Fund				1,093

101,362	Nuveen Municipal Credit Income Fund				1,528

114,760	Nuveen New York AMT-Free Quality Municipal Income Fund				1,460

27,418	Nuveen Pennsylvania Quality Municipal Income Fund				362

223,025	Nuveen Quality Municipal Income Fund				3,025

97,606	Putnam Managed Municipal Income Trust				730

86,295	Putnam Municipal Opportunities Trust				1,058

2,260,115	State Street Institutional Treasury Plus Money Market Fund, Premier Class	2.30	(d)		2,260

	Total Investment Companies				38,677

	Total Investments (cost $378,658) — 98.77%				379,942
	Other assets in excess of liabilities — 1.23%				4,739

	Net Assets — 100.00%				$384,681

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Interest rate is determined by the Remarketing Agent. The rate disclosed is the rate in effect at March 31, 2019.

(b)	Variable Rate Security. The rate disclosed is the rate in effect on March 31, 2019.

(c)	Defaulted Bond.

(d)	The rate disclosed is the rate in effect on March 31, 2019.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

bps — Basis Points

CNTY-GTD — County Guarantee

GO — General Obligation

MBIA — Municipal Bond Insurance Association

MUNIPSA — SIFMA Municipal Swap Index Yield

PSF-GTD — Public School Fund Guaranteed

Q-SBLF — Qualified School Bond Loan Fund

SCH BD GTY — School Board Guaranty

US0001M — 1 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2019.

The Intermediate Term Municipal Bond Portfolio	Mellon Investments Corporation*	City of London Investment Management Company, Ltd.	HC Capital Solutions	Total

Municipal Bonds	88.72%	—	—	88.72%

Corporate Bond	0.00%	—	—	0.00%

Investment Companies	—	9.47%	0.58%	10.05%

Other Assets (Liabilities)	1.25%	0.15%	-0.17%	1.23%

Total Net Assets	89.97%	9.62%	0.41%	100.00%

*	Formerly Standish Mellon Asset Management Company, LLC.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Municipal Bonds — 94.81%

	Alabama — 4.30%

$500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$501

1,415	Birmingham Alabama Special Care Facilities Financing Authority Health Care Facility, Callable 6/1/25 @ 100.00	5.00	6/1/29	1,637

1,000	Pell City Alabama, GO, Series A, Callable 2/1/25 @ 100.00	5.00	2/1/26	1,168

				3,306

	Arizona — 0.82%

450	Maricopa County Arizona Unified School District No. 48, GO	5.00	7/1/21	484

140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	146

				630

	Florida — 15.29%

1,455	East Central Regional Wastewater Treatment Facilities Operation Board Revenue (Pre-Refunded/Escrowed to Maturity)	5.50	10/1/44	1,751

1,250	Florida State Board of Education Lottery Revenue, Series A	5.00	7/1/26	1,520

800	State of Florida, GO, Series A	5.00	6/1/23	910

1,525	Florida Department of Environmental Protection Revenue, Series A	5.00	7/1/24	1,783

1,400	Lee County Florida School Board Certificates of Participation, Series A, Callable 8/1/24 @ 100.00	5.00	8/1/27	1,609

750	Miami-Dade County Florida, GO, Series A, Callable 11/1/24 @ 100.00	5.00	11/1/27	874

1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,054

585	Orange County Florida School Board Certificates of Participation, Series A	5.00	8/1/23	665

1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,624

				11,790

	Hawaii — 2.06%

1,500	Honolulu City & County Hawaii, GO, Series B (Pre-Refunded/Escrowed to Maturity)	5.00	12/1/23	1,585

	Idaho — 1.84%

1,285	Idaho State Housing & Finance Association, Grant & Revenue Anticipation Federal Highway Trust, Series A	5.00	7/15/22	1,417

	Iowa — 2.17%

1,410	City of Bettendorf Iowa, GO, Series D	5.00	6/1/25	1,676

	Kansas — 1.26%

850	City of Olathe Kansas, GO, Series 230	5.00	10/1/23	972

	Maryland — 0.43%

330	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	333

	Massachusetts — 3.05%

1,000	Massachusetts State Bay Transportation Authority Sales Tax Revenue	4.00	12/1/21	1,064

600	Massachusetts State, GO, Series A	5.00	3/1/23	678

600	Massachusetts State Water Resources Authority Revenue, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	8/1/39	607

				2,349

	Nevada — 4.06%

800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	909

1,105	Las Vegas Valley Nevada Water District, GO, Series B	5.00	12/1/24	1,301

800	Nevada State System of Higher Education Certificates of Participation Revenue, Series A, Callable 7/1/24 @ 100.00	5.00	7/1/26	919

				3,129

	New Mexico — 1.66%

1,025	Albuquerque Municipal School District No. 12, GO, Callable 8/1/28 @ 100.00 (State Aid Withholding)	5.00	8/1/29	1,281

	New York — 7.95%

1,495	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	2/1/22	1,594

1,700	New York State Environmental Facilities Corp. Revenue, Callable 6/15/24 @ 100.00	5.00	6/15/29	1,968

1,470	New York State Dormitory Authority Sales Tax Revenue, Callable 9/15/28 @ 100.00	5.00	3/15/30	1,843

625	New York State Dormitory Authority State Personal Income Tax Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/26	723

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Municipal Bonds (continued)

	New York (continued)

				$6,128

	North Carolina — 2.87%

$1,500	North Carolina State Revenue, Series B	5.00	5/1/27	1,857

300	University of North Carolina at Greensboro Revenue	5.00	4/1/25	356

				2,213

	Ohio — 8.83%

700	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/27	795

1,000	Butler County Ohio Hospital Facilities Revenue, Series X	5.00	5/15/29	1,252

1,600	Columbus Ohio State, GO, Series 1 (Pre-Refunded/Escrowed to Maturity)	5.00	7/1/24	1,825

1,400	Cuyahoga County Ohio, GO, Series A	5.00	12/1/19	1,432

500	Ohio State Hospital Facility Revenue, Callable 1/1/28 @ 100.00	5.00	1/1/30	615

800	Ohio State University Revenue	5.00	12/1/22	897

				6,816

	Pennsylvania — 3.33%

1,375	Blairsville-Saltsburg School District, GO (BAM State Aid Withholding)	5.00	3/15/23	1,533

1,000	Pennsylvania State, GO, Series A	5.00	5/1/20	1,036

				2,569

	South Dakota — 2.64%

1,675	South Dakota Board of Regents Revenue, Callable 10/1/27 @ 100.00	5.00	4/1/29	2,024

	Texas — 16.74%

710	Dallas Texas Waterworks & Sewer System Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	10/1/23	769

540	Dallas Texas Waterworks & Sewer System Revenue, Callable 10/1/21 @ 100.00	5.00	10/1/23	584

875	City of Denton Texas, GO	5.00	2/15/21	929

1,545	Harris County Texas Revenue, Series A, Callable 8/15/26 @ 100.00	5.00	8/15/30	1,836

1,500	Harris County Texas Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Callable 10/1/25 @ 100.00	5.00	10/1/27	1,770

1,120	Houston Community College System Revenue	5.00	4/15/21	1,198

1,460	Humble Independent School District, GO, Series C	5.00	2/15/24	1,678

1,715	North East Independent School District Texas, GO, Series B (PSF-GTD)	5.00	2/1/24	1,978

300	City of Pearland Texas, GO, Callable 3/1/27 @ 100.00	5.00	3/1/29	362

1,500	Texas State Water Development Board Revenue, Series A, Callable 10/15/25 @ 100.00	5.00	4/15/26	1,799

				12,903

	Washington — 15.51%

665	Energy Northwest Revenue, Series A	5.00	7/1/19	671

1,000	King County Washington, GO	5.25	1/1/23	1,133

1,050	King County School District No. 405 Bellevue, GO, Callable 12/1/27 @ 100.00 (SCH BD GTY)	5.00	12/1/29	1,296

1,250	King County School District No. 410 Snoqualmie Valley, GO, Callable 6/1/27 @ 100.00 (SCH BD GTY)	5.00	12/1/27	1,542

1,400	King County Washington Sewer Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	1/1/24	1,532

750	King County Washington Sewer Revenue	5.00	1/1/20	769

1,540	City of Spokane Washington Water & Wastewater System Revenue	5.00	12/1/19	1,576

1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00	12/1/22	1,559

1,750	State of Washington, GO, Series A	5.00	8/1/21	1,889

				11,967

	Total Municipal Bonds			73,088

	U.S. Treasury Obligation — 0.91%

700	U.S. Treasury Note	2.50	5/31/20	701

	Total U.S. Treasury Obligation			701

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — March 31, 2019 (Unaudited)

Shares	Security Description	Rate %		Maturity Date	Value (000)

	Investment Company — 3.17%

2,440,301	State Street Institutional Treasury Plus Money Market Fund, Premier Class	2.30	(a)		$2,440

	Total Investment Company				2,440

	Total Investments (cost $74,241) — 98.89%				76,229

	Other assets in excess of liabilities — 1.11%				857

	Net Assets — 100.00%				$77,086

(a)	The rate disclosed is the rate in effect on March 31, 2019.

AGM — Assured Guaranty Municipal Corporation

BAM — Build America Mutual

GO — General Obligation

PSF-GTD — Public School Fund Guaranteed

SCH BD GTY — School Board Guaranty

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2019.

The Intermediate Term Municipal Bond II Portfolio	Breckinridge Capital Advisors, Inc.	HC Capital Solutions	Total

Municipal Bonds	94.81%	—	94.81%

U.S. Treasury Obligation	0.91%	—	0.91%

Investment Company	0.55%	2.62%	3.17%

Other Assets (Liabilities)	1.28%	-0.17%	1.11%

Total Net Assets	97.55%	2.45%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.